UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04096

MFS MUNICIPAL SERIES TRUST

(Exact name of registrant as specified in charter)

500 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

500 Boylston Street

Boston, Massachusetts 02116

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: March 31

Date of reporting period: December 31, 2011

ITEM 1.	SCHEDULE OF INVESTMENTS.

MFS® Alabama Municipal Bond Fund

QUARTERLY REPORT

December 31, 2011

PORTFOLIO OF INVESTMENTS

12/31/11 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Municipal Bonds - 97.2%
Airport Revenue - 1.5%
Birmingham, AL, Airport Authority Rev., N, 5.25%, 2030	$1,000,000	$1,067,700

General Obligations - General Purpose - 6.3%
Auburn, AL, Sewer Rev., “H”, 5.625%, 2033	$1,000,000	$1,121,500
Boaz, AL, School Warrants, “A”, SYNCORA, 5%, 2029	650,000	668,200
Commonwealth of Puerto Rico, “A”, 5.375%, 2033	180,000	181,026
Commonwealth of Puerto Rico, “A”, 6%, 2038	305,000	321,379
Enterprise, AL, School Warrants, ASSD GTY, 5%, 2029	250,000	266,925
Madison, AL, Refunding Warrants, 5.15%, 2039	1,000,000	1,052,570
Puerto Rico Public Buildings Authority Rev., Guaranteed (Government Facilities), “I”, 5.25%, 2033	310,000	313,091
State of California, 6%, 2039	550,000	625,202

		$4,549,893
General Obligations - Improvement - 4.0%
Birmingham, AL, “A”, AMBAC, 4.5%, 2032	$890,000	$902,487
Guam Government, “A”, 6.75%, 2029	260,000	273,049
Guam Government, “A”, 7%, 2039	60,000	62,831
Hoover, AL, Board of Education Capital Outlay Warrants, 5%, 2015	1,000,000	1,117,640
Montgomery, AL, Warrants, SYNCORA, 5%, 2028 (f)	500,000	545,170

		$2,901,177
General Obligations - Schools - 12.2%
Bessemer, AL, School Warrants, AMBAC, 5.5%, 2020	$2,015,000	$2,017,015
Huntsville, AL, School Warrants, “B”, 5%, 2029	500,000	558,310
Jefferson County, AL, School Warrants, AGM, 5.5%, 2020	1,750,000	1,749,843
Lee County, AL, School Warrants, ASSD GTY, 4.75%, 2029	880,000	930,802
Madison County, AL, Board of Education, ASSD GTY, 5.125%, 2034	1,000,000	1,059,120
Shelby County, AL, Board of Education Capital Outlay School Warrants (Ten Mill County Tax), 5%, 2024	750,000	867,705
Shelby County, AL, Board of Education Capital Outlay School Warrants (Ten Mill County Tax), 5%, 2031	500,000	545,665
Sumter County, AL, School Warrants, 5.2%, 2039	1,000,000	1,017,710

		$8,746,170
Healthcare Revenue - Hospitals - 17.6%
Alabama Healthcare Authority Rev. (Baptist Health), “A”, 6%, 2036 (b)	$200,000	$202,782
Alabama Special Care Facilities Financing Authority (Ascension Health Senior Credit), “C-2”, 5%, 2036	750,000	771,443
Alabama Special Care Facilities Financing Authority (Daughters of Charity), ETM, AMBAC, 5%, 2025 (c)	1,500,000	1,503,960
Alabama Special Care Facilities Financing Authority Rev. (Ascension Health), BHAC, 5%, 2039	750,000	766,823
Alexander City, AL, Special Care Facilities Financing Authority Medical Facilities Rev., “A” (Russell Hospital Corp.), 5.75%, 2036	500,000	471,610
Birmingham, AL, Special Care Facilities Financing Authority Health Care Rev. (Children’s Hospital), ASSD GTY, 6%, 2039	750,000	824,610
Cullman County, AL, Health Care Authority (Cullman Regional Medical Center), “A”, 7%, 2036	300,000	288,858
East Alabama Health Care Authority, Health Care Facilities Rev., 5.25%, 2036 (b)	1,000,000	1,065,740
Escambia County, FL, Health Facilities Authority (Baptist Hospital, Inc.), “A”, 6%, 2036	435,000	443,752
Health Care Authority for Baptist Health, AL, “D”, 5%, 2021	875,000	898,415
Huntsville, AL, Health Care Authority Rev., “A”, 5%, 2030	1,000,000	1,022,680
Illinois Finance Authority Rev. (Silver Cross Hospital & Medical Centers), 7%, 2044	255,000	268,153
Louisville & Jefferson County, KY, Metropolitan Government Healthcare Systems Rev. (Norton Healthcare, Inc.), 5.25%, 2036	265,000	267,520
Marshall County, AL, Health Care Authority Rev., “A”, 5.75%, 2032	1,065,000	1,069,952
Mobile, AL, Special Care Facilities Financing Authority Rev. (Infirmary Health System, Inc.), “A”, 5.25%, 2030	500,000	505,880
Montgomery, AL, Medical Clinic Board Health Care Facility Rev. (Jackson Hospital & Clinic), 5.25%, 2031	500,000	477,300
New Hampshire Business Finance Authority Rev. (Elliot Hospital Obligated Group), “A”, 6%, 2027	370,000	383,146
University of Alabama at Birmingham, AL, Hospital Rev., “A”, 5.25%, 2025	500,000	534,370
Wisconsin Health & Educational Facilities Authority Rev. (ProHealth Care, Inc. Obligated Group), 6.625%, 2039	505,000	557,060
Wisconsin Health & Educational Facilities Authority Rev. (Wheaton Franciscan Healthcare), 5.25%, 2031	340,000	325,533

		$12,649,587

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Industrial Revenue - Paper - 2.9%
Butler, AL, Industrial Development Board, Solid Waste Disposal Rev. (Georgia-Pacific Corp.), 5.75%, 2028	$200,000	$201,252
Camden, AL, Industrial Development Board Exempt Facilities Rev., “B” (Weyerhaeuser Co.), 6.375%, 2013 (c)	500,000	550,495
Phenix City, AL, Industrial Development Board Environmental Improvement Rev., “A” (Mead Westvaco Coated Board Project), 6.35%, 2035	750,000	749,985
Selma, AL, Industrial Development Board Rev., Gulf Opportunity Zone (International Paper Co.), “A”, 6.25%, 2033	250,000	266,838
Selma, AL, Industrial Development Board Rev., Gulf Opportunity Zone (International Paper Co.), “A”, 5.375%, 2035	300,000	303,315

		$2,071,885
Miscellaneous Revenue - Other - 0.7%
Citizens Property Insurance Corp., FL, “A-1”, 5%, 2019	$35,000	$38,831
Citizens Property Insurance Corp., FL, “A-1”, 5%, 2020	315,000	347,933
Miami-Dade County, FL, Special Obligation, Capital Appreciation, “C”, NATL, 0%, 2028	370,000	138,439

		$525,203
Multi-Family Housing Revenue - 2.5%
Alabama Housing Finance Authority, Multi-Family Residential Development Rev., FHA, 7.25%, 2023	$800,000	$799,904
Alabama Housing Finance Authority, Multi-Family Residential Development Rev., “K” (South Bay Apartments), FNMA, 5.875%, 2021	960,000	976,752

		$1,776,656
Port Revenue - 0.7%
Alabama Port Authority Docks Facility, 6%, 2040	$500,000	$532,090

Sales & Excise Tax Revenue - 3.6%
Baldwin County, AL, Board of Education, Capital Outlay, School Warrants, AMBAC, 5%, 2029	$1,000,000	$1,024,760
Colorado Regional Transportation District, Private Activity Rev. (Denver Transportation Partners), 6%, 2041	325,000	333,492
Massachusetts Bay Transportation Authority Sales Tax Rev., “A”, 5%, 2031	515,000	617,779
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “C”, 5%, 2040	310,000	324,145
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “C”, 5.25%, 2040	295,000	317,511

		$2,617,687
Single Family Housing - State - 1.0%
Alabama Housing Finance Authority, Collateral Home Mortgage Bond Program II, “B”, 5.15%, 2019	$20,000	$20,104
Alabama Housing Finance Authority, Single Family Mortgage Rev., “B”, GNMA, 5.375%, 2033	625,000	652,000
Alabama Housing Finance Authority, Single Family Mortgage Rev., Collateral Home Mortgage Bond Program II, “B”, 5.15%, 2019	20,000	20,104

		$692,208
State & Agency - Other - 0.6%
New York State Dormitory Authority Rev. (State University) , “B”, FGIC, 5.25%, 2019	$365,000	$423,097

State & Local Agencies - 6.5%
Alabama Incentives Financing Authority Special Obligations, “A”, 5%, 2029	$1,000,000	$1,083,160
Alabama Public School & College Authority Rev., “A”, 5%, 2019	1,000,000	1,232,470
Alabama Public School & College Authority Rev., “A”, 5%, 2019 (c)	1,000,000	1,264,790
Anniston, AL, Public Building Authority Rev. (Judicial Center Project), N, 5%, 2032	500,000	542,200
Bessemer, AL, Public Educational Building Authority Rev. (DHR Building Project), “A”, ASSD GTY, 5%, 2030	385,000	417,671
Los Angeles, CA, Municipal Improvement Corp. Lease Rev. (Real Property), “E”, 6%, 2039	145,000	155,739

		$4,696,030
Tax - Other - 1.3%
Guam Government Ltd. Obligation Rev., “A”, 5.375%, 2024	$95,000	$99,253
Guam Government Ltd. Obligation Rev., “A”, 5.625%, 2029	30,000	31,191
Virgin Islands Public Finance Authority Rev., “A-1”, 5%, 2029	65,000	66,080
Virgin Islands Public Finance Authority Rev., “B”, 5%, 2025	65,000	67,400
Virgin Islands Public Finance Authority Rev., Matching Fund Loan Note, “A”, 5%, 2029	400,000	407,340
Virgin Islands Public Finance Authority Rev., Matching Fund Loan Note, “A”, 6%, 2039	235,000	246,374

		$917,638

2

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Universities - Colleges - 14.3%
Alabama State University Board of Education Rev. (Chattahoochee Valley Community College), ASSD GTY, 5%, 2034	$1,300,000	$1,379,144
Alabama State University Rev., General Tuition & Fee, ASSD GTY, 5.75%, 2039	1,000,000	1,103,960
Auburn University, General Fee Rev., 5%, 2019	1,000,000	1,230,260
Auburn University, General Fee Rev., AMBAC, 5%, 2029	1,000,000	1,046,530
Auburn University, General Fee Rev., “A”, 5%, 2019	500,000	615,130
Illinois Finance Authority Rev. (Roosevelt University Project), 6.5%, 2039	550,000	576,461
Jacksonville State University, Tuition & Fee Rev., ASSD GTY, 5.125%, 2038	1,000,000	1,047,580
University of Alabama, General Rev., NATL, 5%, 2034	1,000,000	1,029,680
University of Alabama, General Rev., “A”, NATL, 5%, 2029	1,000,000	1,046,880
University of South Alabama, University Rev., AMBAC, 5%, 2029	1,000,000	1,061,480
University of South Alabama, University Rev., BHAC, 5%, 2038	150,000	157,881

		$10,294,986
Universities - Secondary Schools - 0.3%
La Vernia, TX, Higher Education Finance Corp. Rev. (Lifeschool of Dallas), “A”, 7.5%, 2041	$190,000	$199,504

Utilities - Investor Owned - 0.1%
Michigan Strategic Fund Ltd. Obligation Rev. (Detroit Edison Co.), 5.5%, 2029 (b)	$70,000	$81,285

Utilities - Municipal Owned - 3.7%
Alabama Municipal Electric Power Authority, “A”, NATL, 5%, 2023	$1,000,000	$1,041,220
Chatom, AL, Industrial Development Board Gulf Opportunity Zone (PowerSouth Energy), “A”, 5%, 2037	1,000,000	1,062,240
Long Island, NY, Power Authority, Electric Systems Rev., “A”, 6%, 2033	130,000	148,034
Tuskegee, AL, Utilities Board, AMBAC, 5.5%, 2022	400,000	401,008

		$2,652,502
Utilities - Other - 1.9%
Foley, AL, Utilities Board Utilities Rev., AGM, 5%, 2025	$1,000,000	$1,090,180
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2019	295,000	299,623

		$1,389,803
Water & Sewer Utility Revenue - 15.5%
Alabama Drinking Water Finance Authority, Revolving Fund Loan, “A”, AMBAC, 6%, 2021	$725,000	$727,001
Alabama Drinking Water Finance Authority, Revolving Fund Loan, “C”, AMBAC, 5.75%, 2018	1,000,000	1,002,930
Alabaster, AL, Sewer Rev., NATL, 5%, 2029	750,000	757,530
Bessemer, AL, Governmental Utilities Services Corp. Water Supply Rev., ASSD GTY, 5%, 2039	1,000,000	1,038,290
Birmingham, AL, Waterworks & Sewer Board Rev., “A”, AGM, 4.5%, 2035	400,000	403,340
Birmingham, AL, Waterworks Board Water Rev., “A”, ASSD GTY, 5.125%, 2034	750,000	792,105
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, 6%, 2044	2,000,000	2,087,160
Cullman, AL, Utilities Board Water Rev., N, 5%, 2026	500,000	553,205
Huntsville, AL, Water System Rev., N, 5%, 2017	1,425,000	1,714,375
Montgomery, AL, Waterworks & Sanitary Sewer Board Rev., AGM, 5%, 2024	1,000,000	1,086,470
Tuscumbia, AL, Water & Sewer Rev., AGM, 4.5%, 2040	1,000,000	1,025,300

		$11,187,706
Total Municipal Bonds		$69,972,807

Money Market Funds - 1.8%
MFS Institutional Money Market Portfolio, 0.05%, at Net Asset Value (v)	1,252,432	$1,252,432
Total Investments		$71,225,239

Other Assets, Less Liabilities - 1.0%		740,107
Net Assets - 100.0%		$71,965,346

(b)	Mandatory tender date is earlier than stated maturity date.
(c)	Refunded bond.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

3

Portfolio of Investments (unaudited) – continued

The following abbreviations are used in this report and are defined:

ETM	Escrowed to Maturity

Insurers
AGM	Assured Guaranty Municipal
AMBAC	AMBAC Indemnity Corp.
ASSD GTY	Assured Guaranty Insurance Co.
BHAC	Berkshire Hathaway Assurance Corp.
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Administration
FNMA	Federal National Mortgage Assn.
GNMA	Government National Mortgage Assn.
NATL	National Public Finance Guarantee Corp.
SYNCORA	Syncora Guarantee Inc.

Derivative Contracts at 12/31/11

Futures Contracts Outstanding at 12/31/11

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Liability Derivatives
Interest Rate Futures
U.S. Treasury Bond 30 yr (Short)	USD	5	$724,063	March - 2012	$(9,823)
U.S. Treasury Note 10 yr (Short)	USD	5	655,625	March - 2012	(5,869)

					$(15,692)

At December 31, 2011, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

4

Supplemental Information

(unaudited)

(1)	Investment Valuations

Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures. The following is a summary of the levels used as of December 31, 2011 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$69,972,807	$—	$69,972,807
Mutual Funds	1,252,432	—	—	1,252,432
Total Investments	$1,252,432	$69,972,807	$—	$71,225,239

Other Financial Instruments
Futures	$(15,692)	$—	$—	$(15,692)

For further information regarding security characteristics, see the Portfolio of Investments.

5

Supplemental Information (unaudited) – continued

(2)	Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$67,429,939
Gross unrealized appreciation	$3,864,366
Gross unrealized depreciation	(69,066)
Net unrealized appreciation (depreciation)	$3,795,300

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3)	Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Insitutional Money Market Portfolio	2,096,050	14,739,973	(15,583,591)	1,252,432

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Insitutional Money Market Portfolio	$—	$—	$981	$1,252,432

6

MFS® Arkansas Municipal Bond Fund

QUARTERLY REPORT

December 31, 2011

PORTFOLIO OF INVESTMENTS

12/31/11 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Municipal Bonds - 96.5%
Airport Revenue - 0.4%
Little Rock, AR, Airport Rev., “A”, AGM, 5.25%, 2019	$800,000	$801,680

General Obligations - General Purpose - 8.4%
Arkansas College Savings, Capital Appreciation, “A”, ETM, 0%, 2017 (c)	$1,840,000	$1,719,222
Commonwealth of Puerto Rico, “A”, 5.5%, 2015	2,015,000	2,198,143
Commonwealth of Puerto Rico, “A”, 5.25%, 2027	920,000	945,880
Commonwealth of Puerto Rico, “A”, 5.375%, 2033	335,000	336,910
Commonwealth of Puerto Rico, “A”, 6%, 2038	560,000	590,072
Commonwealth of Puerto Rico, Public Improvement, “A”, CIFG, 5%, 2034	395,000	396,189
Commonwealth of Puerto Rico, Public Improvement, “B”, 6.5%, 2037	2,000,000	2,203,840
Little Rock, AR, Library Construction & Improvement, 5%, 2027	500,000	559,845
Little Rock, AR, Library Construction & Improvement, 5%, 2028	500,000	556,455
Puerto Rico Public Buildings Authority Rev. (State Office Building), “F”, SYNCORA, 5.25%, 2025	2,000,000	2,113,060
Puerto Rico Public Buildings Authority Rev., Guaranteed, “M”, 6.25%, 2023	385,000	448,694
Puerto Rico Public Buildings Authority Rev., Guaranteed, “M”, 6.25%, 2031	420,000	488,922
Puerto Rico Public Buildings Authority Rev., Guaranteed, “Q”, 5.625%, 2039	1,255,000	1,285,384
State of California, 6%, 2039	1,160,000	1,318,607
State of Maryland, “C”, 5%, 2019	2,000,000	2,536,740

		$17,697,963
General Obligations - Improvement - 0.4%
Guam Government, “A”, 6.75%, 2029	$515,000	$540,848
Guam Government, “A”, 5.25%, 2037	255,000	229,707
Guam Government, “A”, 7%, 2039	65,000	68,067

		$838,622
General Obligations - Schools - 13.3%
Arkansas College Savings, Capital Appreciation, “B”, ETM, 0%, 2012 (c)	$1,200,000	$1,197,672
Arkansas College Savings, Capital Appreciation, “B”, ETM, 0%, 2013 (c)	1,000,000	991,610
Arkansas College Savings, Capital Appreciation, “B”, ETM, 0%, 2014 (c)	1,150,000	1,127,851
Arkansas College Savings, Capital Appreciation, “B”, ETM, 0%, 2015 (c)	1,100,000	1,062,897
Benton, AR, School District No. 8, 4.85%, 2040	1,895,000	1,917,816
Bentonville, AR, School District No. 6, “A”, 5%, 2024	3,185,000	3,585,195
Bentonville, AR, School District No. 6, “A”, 4.5%, 2040	3,000,000	3,112,050
Cabot, AR, School District No. 4, Lonoke County, “A”, N, AMBAC, 4.7%, 2038	1,500,000	1,516,950
Crittenden County, AR, Community College District, 4.6%, 2035	285,000	290,726
Crittenden County, AR, Community College District, 4.7%, 2040	625,000	638,156
Lincoln, AR, School District No. 48, 4%, 2032	720,000	734,645
Little Rock, AR, School District, 4%, 2033	2,000,000	2,020,940
Northwest Arkansas Community College District, Capital Improvement, AMBAC, 5%, 2028	1,380,000	1,445,495
Pine Bluff, AR, School District No. 003, AGM, 4.125%, 2034	2,070,000	2,078,818
Pulaski, AR, Special School District Construction, 5%, 2035	2,000,000	2,045,920
Rogers, AR, School District Number 030, 4.75%, 2032	935,000	953,326
Springdale, AR, School District No. 050, “A”, 4.625%, 2037	2,000,000	2,073,940
Van Buren, AR, School District No. 42, 4.5%, 2031	375,000	382,335
Van Buren, AR, School District No. 42, 4.625%, 2033	745,000	758,291

		$27,934,633
Healthcare Revenue - Hospitals - 10.1%
Arkansas Development Finance Authority, Health Refunding Rev. (Sister of Mercy), “A”, NATL, 5%, 2013	$2,120,000	$2,183,621
Batesville, AR, Medical District Rev. (White River Medical Center), 5.5%, 2024	750,000	762,555
Baxter County, AR, Hospital Rev. (Baxter Regional Hospital), 5%, 2026	1,000,000	1,011,520
Escambia County, FL, Health Facilities Authority (Baptist Hospital, Inc.), “A”, 6%, 2036	420,000	428,450

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Healthcare Revenue - Hospitals - continued
Illinois Finance Authority Rev. (Resurrection Health), 6.125%, 2025	$170,000	$177,601
Illinois Finance Authority Rev. (Silver Cross Hospital & Medical Centers), 7%, 2044	510,000	536,306
Independence County, AR, Public Health Education & Housing Facilities Board Rev. (White River Health Systems), 5.75%, 2028	1,000,000	1,046,710
Indiana Finance Authority Rev. (Sisters of St. Francis Health Services), 5.375%, 2032	1,085,000	1,154,581
Jefferson County, AR, Hospital Rev., Refunding & Improvement (Regional Medical Center), 5.8%, 2021	1,000,000	1,001,860
Jefferson County, AR, Hospital Rev., Refunding (Regional Medical Center), AGM, 5%, 2026	2,000,000	2,110,740
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Owensboro Medical Health System), “A”, 6.375%, 2040	545,000	574,092
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Owensboro Medical Health System), “A”, 6.5%, 2045	395,000	418,009
Louisville & Jefferson County, KY, Metropolitan Government Healthcare Systems Rev. (Norton Healthcare, Inc.), 5.25%, 2036	470,000	474,470
Mena, AR, Hospital Rev., 4.25%, 2021	400,000	391,672
Mena, AR, Hospital Rev., 4.6%, 2024	615,000	601,765
Michigan Hospital Finance Authority Rev. (Henry Ford Health System), 5.625%, 2029	110,000	116,914
New Hampshire Business Finance Authority Rev. (Elliot Hospital Obligated Group), “A”, 6%, 2027	355,000	367,613
New Hampshire Business Finance Authority Rev. (Elliot Hospital Obligated Group), “A”, 6.125%, 2039	490,000	499,457
North Little Rock, AR, Health Facilities Board Rev. (Baptist Health Facilities), 5.7%, 2022	500,000	501,545
Ohio Higher Educational Facility Commission Rev. (University Hospital Health System), 6.75%, 2039	685,000	727,963
Pulaski County, AR, Hospital Rev. (Arkansas Children’s Hospital Foundation), AGM, 4%, 2020	1,000,000	1,117,060
Pulaski, AR, Hospital Rev. (Arkansas Children’s Hospital), ASSD GTY, 5.5%, 2034	750,000	829,185
Pulaski, AR, Hospital Rev. (Arkansas Children’s Hospital), ASSD GTY, 5.5%, 2039	1,375,000	1,512,940
Washington County, AR, Hospital Rev. (Regional Medical Center), “A”, 5%, 2035	1,000,000	1,005,240
Wisconsin Health & Educational Facilities Authority Rev. (ProHealth Care, Inc. Obligated Group), 6.625%, 2039	990,000	1,092,059
Wisconsin Health & Educational Facilities Authority Rev. (Wheaton Franciscan Healthcare), 5.25%, 2031	675,000	646,279

		$21,290,207
Industrial Revenue - Other - 0.1%
Virgin Islands Public Finance Authority, Refinery Facilities Rev. (Hovensa Coker Project), 5.875%, 2022	$335,000	$303,621

Industrial Revenue - Paper - 0.1%
Arkansas Development Finance Authority, Industrial Facilities Rev. (Potlatch Corp.), “A”, 7.75%, 2025	$250,000	$256,605

Miscellaneous Revenue - Other - 0.5%
Citizens Property Insurance Corp., FL, “A-1”, 5%, 2019	$85,000	$94,305
Citizens Property Insurance Corp., FL, “A-1”, 5%, 2020	895,000	988,572

		$1,082,877
Multi-Family Housing Revenue - 0.5%
Fort Smith, AR, Residential Housing Facilities Board Rev. (Gorman Towers), “A”, GNMA, 5.45%, 2037	$1,000,000	$1,003,360

Sales & Excise Tax Revenue - 7.4%
Bentonville, AR, Sales & Use Tax, N, AMBAC, 4.375%, 2025	$1,000,000	$1,048,910
Bentonville, AR, Sales & Use Tax, 4%, 2026	1,310,000	1,352,614
Colorado Regional Transportation District, Private Activity Rev. (Denver Transportation Partners), 6%, 2041	760,000	779,859
Massachusetts Bay Transportation Authority, Sales Tax Rev., “A-1”, 5.25%, 2029	1,000,000	1,237,880
Puerto Rico Infrastructure Financing Authority, Special Tax Rev., “C”, FGIC, 5.5%, 2022	765,000	854,176
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., 5.25%, 2057	1,010,000	1,040,906
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “A”, 5.375%, 2039	1,730,000	1,811,172
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “C”, 6%, 2039	815,000	898,684
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “C”, 5%, 2040	915,000	956,751
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “C”, 5.25%, 2040	945,000	1,017,113
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “C”, 5.25%, 2041	820,000	846,232
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, 0%, 2056	9,770,000	564,511
Rogers, AR, Sales & Use Tax Rev., 5%, 2023	1,000,000	1,171,800
Rogers, AR, Sales & Use Tax Rev., 4.125%, 2031	500,000	509,085
Springdale, AR, Sales & Use Tax Rev., 5%, 2015	1,420,000	1,515,765

		$15,605,458

2

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Single Family Housing Revenue - Local - 1.2%
Pulaski County, AR, Public Facilities Board Rev., Capital Appreciation, “C”, FNMA, 0%, 2014	$2,750,000	$2,562,313

Single Family Housing - State - 4.7%
Arkansas Development Finance Authority Home Ownership Rev., Mortgage Backed Securities Program, “A”, GNMA, 4.85%, 2027	$1,740,000	$1,825,277
Arkansas Development Finance Authority Rev., Mortgage Backed Securities Program, “B”, GNMA, 5%, 2029	115,000	115,120
Arkansas Development Finance Authority Rev., Mortgage Backed Securities Program, “C”, GNMA, 5.625%, 2035	680,000	721,997
Arkansas Development Finance Authority Rev., Mortgage Backed Securities Program, “E”, GNMA, 5.4%, 2034	625,000	626,600
Arkansas Development Finance Authority, Mortgage Rev., “B”, GNMA, 4.85%, 2031	770,000	773,673
Arkansas Development Finance Authority, Mortgage Rev., “B”, GNMA, 5.25%, 2035	1,215,000	1,221,124
Arkansas Development Finance Authority, Single Family Mortgage Rev., “B”, GNMA, 5.125%, 2024	440,000	444,924
Arkansas Development Finance Authority, Single Family Mortgage Rev., “B”, GNMA, 5.7%, 2028	2,915,000	3,061,420
Arkansas State University, Auxiliary Enterprises Rev., AGM, 4.65%, 2040	1,080,000	1,095,822

		$9,885,957
State & Local Agencies - 3.3%
Arkansas Development Finance Authority Rev., “A”, AGM, 5%, 2014	$435,000	$479,579
Arkansas Development Finance Authority Rev., Correctional Facilities, “A”, 5.125%, 2034	500,000	524,800
Arkansas Development Finance Authority Rev., Environmental State Agency Facilities, “A”, AMBAC, 5%, 2040	2,500,000	2,577,625
Arkansas Development Finance Authority, Public Purpose Rev. (Arkansas Game & Fish Commission), AGM, 5%, 2027	3,205,000	3,385,538

		$6,967,542
Tax - Other - 2.2%
Guam Government Ltd. Obligation Rev., “A”, 5.375%, 2024	$490,000	$511,937
Guam Government Ltd. Obligation Rev., “A”, 5.625%, 2029	65,000	67,580
Little Rock, AR, Hotel & Restaurant Gross Receipts Tax Rev., 7.375%, 2015	1,980,000	2,112,660
Virgin Islands Public Finance Authority Rev., “A-1”, 5%, 2029	135,000	137,242
Virgin Islands Public Finance Authority Rev., “A-1”, 5%, 2039	150,000	147,774
Virgin Islands Public Finance Authority Rev., “B”, 5%, 2025	135,000	139,986
Virgin Islands Public Finance Authority Rev., Matching Fund Loan Note, “A”, 5%, 2029	940,000	957,249
Virgin Islands Public Finance Authority Rev., Matching Fund Loan Note, “A”, 6%, 2039	505,000	529,442

		$4,603,870
Tobacco - 1.6%
Arkansas Development Finance Authority, Tobacco Settlement Rev. (Cancer Research Center Project), Capital Appreciation, AMBAC, 0%, 2026	$2,000,000	$1,216,680
Arkansas Development Finance Authority, Tobacco Settlement Rev. (Cancer Research Center Project), Capital Appreciation, AMBAC, 0%, 2027	1,940,000	1,107,876
Children’s Trust Fund, Tobacco Settlement Rev., Puerto Rico, 5.5%, 2039	290,000	253,112
Tobacco Securitization Authority, Minnesota Tobacco Settlement Rev., “B”, 5.25%, 2031	680,000	695,538

		$3,273,206
Transportation - Special Tax - 0.9%
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “AA-1”, AGM, 4.95%, 2012 (c)	$565,000	$578,023
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “AA-1”, AGM, 4.95%, 2026	805,000	844,799
Metropolitan Transportation Authority Rev., NY, “A”, 5%, 2037	490,000	507,067

		$1,929,889
Universities - Colleges - 22.4%
Arkansas State University, Auxiliary Enterprises Rev., AGM, 4.65%, 2035	$1,000,000	$1,016,770
Arkansas Technical University, Housing Systems Rev., AMBAC, 5.2%, 2026	500,000	555,090
Arkansas University Rev. (Student Fee), AMBAC, 5%, 2032	2,595,000	2,739,853
Conway, AR, Public Facilities Board, Capital Improvement Rev. (Hendrix College), “B”, 5%, 2035	1,000,000	1,003,960
Illinois Finance Authority Rev. (Roosevelt University Project), 6.5%, 2039	750,000	786,083
Massachusetts Development Finance Agency Higher Education Rev. (Emerson College), “A”, 5%, 2023	1,070,000	1,117,957
Massachusetts State College, Building Authority Project Rev., “A”, 5%, 2036	685,000	745,451
New York Dormitory Authority Rev., Non-State Supported Debt (New York University), “A”, 5.25%, 2048	1,605,000	1,718,666
Pulaski, AR, Student Tuition & Fee Rev. (Technical College), AGM, 4%, 2024	1,000,000	1,017,740

3

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Universities - Colleges - continued
University of Arkansas Rev. (Fayetteville Campus), “A”, 5%, 2021	$1,310,000	$1,677,678
University of Arkansas Rev. (Fayetteville Campus), “A”, 5%, 2026	1,000,000	1,169,940
University of Arkansas Rev. (Fort Smith Campus), 5%, 2028	860,000	954,738
University of Arkansas Rev. (Student Fee-Fort Smith Campus), 4%, 2023	250,000	273,525
University of Arkansas Rev. (Student Fee-Fort Smith Campus), 4%, 2024	250,000	270,613
University of Arkansas Rev. (Student Fee-Fort Smith Campus), 4%, 2025	500,000	533,280
University of Arkansas Rev. (Student Fee-Fort Smith Campus), 4%, 2026	305,000	320,012
University of Arkansas Rev. (Student Fee-Fort Smith Campus), 4%, 2027	700,000	729,666
University of Arkansas Rev. (Student Fee-Phillips), 5.1%, 2034	750,000	796,343
University of Arkansas Rev., “A”, 5%, 2033	1,000,000	1,080,200
University of Arkansas, Administration Building Rev., “A”, 5%, 2038	1,000,000	1,070,230
University of Arkansas, University Construction Rev. (Monticello), AMBAC, 5%, 2025	1,525,000	1,594,311
University of Arkansas, University Construction Rev. (UAMS Campus), “B”, NATL, 5%, 2026	1,405,000	1,481,615
University of Arkansas, University Construction Rev. (UAMS Campus), “B”, NATL, 5%, 2027	2,180,000	2,290,417
University of Arkansas, University Construction Rev. (UAMS Campus), “B”, NATL, 5%, 2034	3,200,000	3,322,528
University of Arkansas, University Facilities Rev. (Fayetteville Campus), FGIC, 5%, 2027	3,155,000	3,211,159
University of Arkansas, University Facilities Rev. (Pine Bluff Campus), “A”, AMBAC, 5%, 2030	1,000,000	1,044,990
University of Arkansas, University Facilities Rev. (UAMS Campus), FGIC, 5%, 2028	2,000,000	2,142,180
University of Arkansas, University Rev. (Fayetteville Campus), FGIC, 5%, 2032	2,500,000	2,534,175
University of Arkansas, University Rev. (UAMS Campus), 4.5%, 2016	750,000	853,620
University of Arkansas, University Rev. (UAMS Campus), 4.5%, 2017	725,000	837,121
University of Arkansas, University Rev. (UAMS Campus), 4.5%, 2018	795,000	928,552
University of Arkansas, University Rev. (UAMS Campus), 4.5%, 2019	320,000	377,331
University of Arkansas, University Rev., Var Fac-Fayetteville Campus, AMBAC, 5%, 2036	2,500,000	2,630,925
University of Central Arkansas Rev., “C”, ASSD GTY, 4.25%, 2040	3,000,000	3,074,160
University of Puerto Rico Rev., “Q”, 5%, 2036	1,145,000	1,144,943

		$47,045,822
Utilities - Investor Owned - 1.2%
Farmington, NM, Pollution Control Rev. (Arizona Public Service Co.), “A”, 4.7%, 2024	$710,000	$749,845
Independence County, AR, Pollution Control Rev., N, AMBAC, 4.9%, 2022	1,000,000	1,019,110
Jefferson County, AR, Pollution Control Rev. (Entergy Arkansas, Inc., Project), 4.6%, 2017	750,000	750,975

		$2,519,930
Utilities - Municipal Owned - 5.8%
Benton, AR, Public Utility Revenue, AMBAC, 5%, 2031	$1,500,000	$1,578,465
Benton, AR, Utilities Rev., AMBAC, 5%, 2030	470,000	474,296
Benton, AR, Utilities Rev., AMBAC, 5%, 2036	1,000,000	1,037,150
California Department of Water Resources, Power Supply Rev., “N”, 5%, 2020	805,000	1,000,438
Guam Power Authority Rev., “A”, 5.5%, 2030	450,000	455,877
Long Island, NY, Power Authority, Electric Systems Rev., “A”, 6%, 2033	245,000	278,986
North Little Rock, AR, Electric Rev., “A”, NATL, 6.5%, 2015	4,945,000	5,277,353
Puerto Rico Electric Power Authority Rev., “VV”, NATL, 5.25%, 2030	1,000,000	1,079,050
Puerto Rico Electric Power Authority, “TT”, 5%, 2027	470,000	484,542
Puerto Rico Electric Power Authority, Power Rev., “XX”, 5.25%, 2040	435,000	445,466

		$12,111,623
Utilities - Other - 0.2%
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2021	$300,000	$302,238
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2022	155,000	155,617

		$457,855
Water & Sewer Utility Revenue - 11.8%
Arkansas Development Finance Authority, Capital Improvement Rev., Revolving Fund Loan, “C”, 5%, 2022	$1,500,000	$1,862,250
Arkansas Development Finance Authority, Capital Improvement Rev., Revolving Fund Loan, “C”, 5%, 2025	1,500,000	1,777,995
Arkansas Development Finance Authority, Capital Improvement Rev., Revolving Fund Loan, “C”, 3.5%, 2028	1,750,000	1,773,818
Central Arkansas Water Rev., “B”, 4%, 2014	880,000	954,871

4

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Water & Sewer Utility Revenue - continued
Central Arkansas Water Rev., “B”, 4%, 2016	$795,000	$897,627
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, 6%, 2044	2,000,000	2,087,160
Fort Smith, AR, Water & Sewer Rev., AGM, 4.5%, 2021	1,545,000	1,825,232
Fort Smith, AR, Water & Sewer Rev., AGM, 4.5%, 2022	455,000	530,221
Fort Smith, AR, Water & Sewer Rev., AGM, 5%, 2032	2,000,000	2,189,920
Fort Smith, AR, Water & Sewer Rev., “C”, AGM, 5.25%, 2020	1,315,000	1,363,708
Hot Springs, AR, Wastewater Rev., ASSD GTY, 4.625%, 2037	1,260,000	1,325,092
Little Rock, AR, Sewer Rev., 5.5%, 2030	750,000	836,453
Little Rock, AR, Sewer Rev., 5.75%, 2038	1,000,000	1,123,760
Little Rock, AR, Sewer Rev., “A”, AGM, 4.375%, 2033	750,000	763,523
Little Rock, AR, Sewer Rev., “C”, AGM, 5%, 2037	3,000,000	3,149,160
Rogers, AR Sewer Rev., Improvement, AMBAC, 5%, 2037	1,000,000	1,050,620
Wasco, CA, Semitropic Improvement District (Semitropic Water Storage District), “A”, 5%, 2038	1,325,000	1,388,362

		$24,899,772
Total Municipal Bonds		$203,072,805

Money Market Funds - 2.6%
MFS Institutional Money Market Portfolio, 0.05%, at Net Asset Value (v)	5,405,923	$5,405,923
Total Investments		$208,478,728

Other Assets, Less Liabilities - 0.9%		1,916,511
Net Assets - 100.0%		$210,395,239

(c)	Refunded bond.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ETM	Escrowed to Maturity

Insurers
AGM	Assured Guaranty Municipal
AMBAC	AMBAC Indemnity Corp.
ASSD GTY	Assured Guaranty Insurance Co.
CIFG	CDC IXIS Financial Guaranty
FGIC	Financial Guaranty Insurance Co.
FNMA	Federal National Mortgage Assn.
GNMA	Government National Mortgage Assn.
NATL	National Public Finance Guarantee Corp.
SYNCORA	Syncora Guarantee Inc.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

5

Supplemental Information

(unaudited)

(1)	Investment Valuations

Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of December 31, 2011 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$203,072,805	$—	$203,072,805
Mutual Funds	5,405,923	—	—	5,405,923
Total Investments	$5,405,923	$203,072,805	$—	$208,478,728

For further information regarding security characteristics, see the Portfolio of Investments.

(2)	Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$198,904,845
Gross unrealized appreciation	$10,060,527
Gross unrealized depreciation	(486,644)
Net unrealized appreciation (depreciation)	$9,573,883

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

6

Supplemental Information (unaudited) – continued

(3)	Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Market Portfolio	9,480,352	34,955,705	(39,030,134)	5,405,923

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Market Portfolio	$—	$—	$5,489	$5,405,923

7

MFS® California Municipal Bond Fund

QUARTERLY REPORT

December 31, 2011

PORTFOLIO OF INVESTMENTS

12/31/11 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Municipal Bonds - 98.3%
Airport Revenue - 5.7%
Chicago, IL, O’Hare International Airport Rev., Third Lien, “A”, 5.625%, 2035	$780,000	$852,108
Los Angeles, CA, Department of Airports Rev. (Los Angeles International), “A”, 5%, 2029	3,000,000	3,280,410
Orange County, CA, Airport Rev., “A”, 5%, 2031	1,310,000	1,397,547
Sacramento County, CA, Airport Systems Rev., 5%, 2040	1,020,000	1,039,778
San Diego County, CA, Regional Airport Authority Rev., “A”, 5%, 2021	1,500,000	1,730,640
San Diego County, CA, Regional Airport Authority Rev., “A”, 5%, 2040	2,000,000	2,026,220
San Francisco, CA, City & County Airports Commission, International Airport Rev., “D”, 5%, 2025	2,000,000	2,245,240
San Jose, CA, Airport Rev., “A”, BHAC, 5.5%, 2023	2,345,000	2,548,218
San Jose, CA, Airport Rev., “A-2”, 5.25%, 2034	2,560,000	2,679,142

		$17,799,303
General Obligations - General Purpose - 8.0%
Commonwealth of Puerto Rico, “A”, 5.5%, 2018	$2,150,000	$2,409,591
Commonwealth of Puerto Rico, “A”, NATL, 5.5%, 2020	2,535,000	2,827,666
Los Angeles, CA, “A”, 4%, 2019	2,175,000	2,512,364
San Francisco, CA, City & County, “R1”, 5%, 2024	2,125,000	2,536,464
State of California, 5%, 2019	1,700,000	2,034,968
State of California, 5%, 2034	2,200,000	2,270,752
State of California, 6%, 2039	3,000,000	3,410,190
State of California, 5.5%, 2040	3,670,000	3,954,352
State of California, 5.25%, 2040	2,775,000	2,914,666

		$24,871,013
General Obligations - Improvement - 0.3%
Guam Government, “A”, 6.75%, 2029	$85,000	$89,266
Guam Government, “A”, 5.25%, 2037	815,000	734,160
Guam Government, “A”, 7%, 2039	95,000	99,482

		$922,908
General Obligations - Schools - 7.5%
Beverly Hills, CA, Unified School District (Election of 2008), Capital Appreciation, 0%, 2029	$4,335,000	$1,861,189
Cabrillo, CA, Community College District, Capital Appreciation, “A”, NATL, 0%, 2028	1,000,000	393,360
Capistrano, CA, Union High School District, “A”, FGIC, 5.875%, 2020	1,185,000	1,188,484
Chabot-Las Positas, CA, Community College (Election of 2004), “B”, AMBAC, 5%, 2030	1,090,000	1,154,245
Colton, CA, Joint Union School District (Election of 2001), Capital Appreciation, “C”, FGIC, 0%, 2032	1,000,000	279,580
Colton, CA, Joint Union School District (Election of 2001), Capital Appreciation, “C”, FGIC, 0%, 2033	3,000,000	774,570
Coronado, CA, Union School District, “A”, 5.7%, 2020	1,285,000	1,289,806
Foothill-De Anza, CA, Community College District (Election of 1999), Capital Appreciation, “B”, FGIC, 0%, 2025	1,500,000	804,855
Glendale, CA, Community College District (Election 2002), “D”, NATL, 5%, 2031	1,710,000	1,787,275
Lake Tahoe, CA, Unified School District (Election of 2008), Capital Appreciation, AGM, 0%, 2045	3,485,000	1,067,421
Los Angeles, CA, Unified School District (Election of 2005), “E”, AGM, 5%, 2015	1,000,000	1,136,070
Moorpark, CA, Unified School District (Election of 2008), Capital Appreciation, “A”, ASSD GTY, 0%, 2033	500,000	135,925
Moreland, CA, School District (Election of 2002), Capital Appreciation, “B”, FGIC, 0%, 2028	1,440,000	558,288
Napa Valley, CA, Unified School District (Election of 2006), Capital Appreciation, “A”, 0%, 2029	3,385,000	1,333,995
Natomas Union School District (Election of 2002), “B”, FGIC, 5%, 2028	1,430,000	1,430,257
San Joaquin, CA, Delta Community College District (Election of 2004), “B”, Capital Appreciation, AGM, 0%, 2018	2,350,000	1,903,759
San Mateo County, CA, Community College District (Election of 2001), Capital Appreciation, “A”, NATL, 0%, 2021	4,300,000	3,020,965
San Ysidro, CA, School District, AMBAC, 6.125%, 2021	960,000	1,003,834
Santa Monica, CA, Community College District (Election of 2002), Capital Appreciation, “C”, NATL, 0%, 2027	2,000,000	914,340
Walnut Valley, CA, Union School District (Election of 2000), Capital Appreciation, “E”, AGM, 0%, 2028	1,535,000	614,614
West Contra Costa, CA, Unified School District (Election of 2005), Capital Appreciation, “C”, ASSD GTY, 0%, 2029	1,690,000	607,302

		$23,260,134

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Healthcare Revenue - Hospitals - 15.3%
ABAG Finance Authority for Non-Profit Corps., CA, Rev. (San Diego Hospital), “C”, 5.375%, 2020	$2,000,000	$2,091,940
California Health Facilities Financing Authority Rev. (Catholic Healthcare West), “A”, 6%, 2029	1,500,000	1,646,700
California Health Facilities Financing Authority Rev. (Catholic Healthcare West), “G”, 5.25%, 2023	2,000,000	2,129,420
California Health Facilities Financing Authority Rev. (Cedars Sinai Medical Center), 5%, 2027	1,000,000	1,018,550
California Health Facilities Financing Authority Rev. (Children’s Hospital of Orange County), 6.25%, 2029	2,000,000	2,170,820
California Health Facilities Financing Authority Rev. (Providence Health & Services), “B”, 5.5%, 2039	1,000,000	1,064,670
California Health Facilities Financing Authority Rev. (Providence Health & Services), “C”, 6.5%, 2018 (c)	30,000	40,587
California Health Facilities Financing Authority Rev. (Providence Health & Services), “C”, 6.5%, 2033	1,500,000	1,723,305
California Health Facilities Financing Authority Rev. (Providence Health & Services), “C”, 6.5%, 2038	1,720,000	1,969,486
California Health Facilities Financing Authority Rev., Health Facilities (Adventist Health Systems), “A”, 5%, 2033	1,750,000	1,750,280
California Municipal Finance Authority, COP (Community Hospitals, Central California), 5.25%, 2037	2,000,000	1,843,100
California Statewide Communities Development Authority Rev. (Community Hospital of the Monterey Peninsula), 6%, 2033	1,250,000	1,334,113
California Statewide Communities Development Authority Rev. (Daughters of Charity Health), “A”, 5.25%, 2024	1,000,000	974,100
California Statewide Communities Development Authority Rev. (Enloe Medical Center), CALHF, 6.25%, 2033	2,000,000	2,173,120
California Statewide Communities Development Authority Rev. (Enloe Medical Center), “A”, CALHF, 5.5%, 2023	1,000,000	1,104,050
California Statewide Communities Development Authority Rev. (John Muir Health), 5.125%, 2039	1,000,000	1,013,330
California Statewide Communities Development Authority Rev. (Los Angeles Children’s Hospital), 5.125%, 2019	4,000,000	4,001,280
California Statewide Communities Development Authority Rev. (Santa Ynez Valley Cottage Hospital), 5.25%, 2030	1,740,000	1,826,287
California Statewide Communities Development Authority Rev. (Trinity Health Corp.), 5%, 2041	2,550,000	2,609,925
California Statewide Communities Development Authority Rev., Health Facilities (Memorial Health Services), “A”, 6%, 2023	1,500,000	1,568,655
Madera County, CA, COP (Children’s Hospital Central California), 5.375%, 2036	3,000,000	3,036,420
Northern Inyo County, CA, Local Hospital District Rev., 6.375%, 2025	835,000	852,836
Palomar Pomerado Health Care District, CA, COP, 6.75%, 2039	1,805,000	1,878,048
San Buenaventura, CA, Rev. (Community Memorial Health System), 7.5%, 2041	1,000,000	1,075,140
Santa Clara County, CA, Financing Authority Rev. (El Camino Hospital), AMBAC, 5.125%, 2041	2,550,000	2,567,697
Sierra View, CA, Local Health Care District Rev., 5.25%, 2037	1,000,000	1,007,570
Washington Township, CA, Health Care District Rev., “A”, 6.25%, 2039	1,000,000	1,063,170
West Contra Costa, CA, Healthcare District, AMBAC, 5.5%, 2029	2,000,000	2,013,360

		$47,547,959
Healthcare Revenue - Long Term Care - 2.0%
ABAG Finance Authority for Non-Profit Corps., CA, (Episcopal Senior Communities), 6.125%, 2041	$850,000	$858,203
California Health Facilities Financing Authority Rev. (Paradise Valley Estates), CALHF, 5.125%, 2022	1,000,000	1,016,140
California Statewide Communities Development Authority Rev. (American Baptist Homes of the West), 6.25%, 2039	1,500,000	1,516,305
California Statewide Communities Development Authority Rev. (Senior Living Presbyterian Homes), 4.875%, 2036	1,000,000	843,070
Eden Township, CA, Healthcare District, COP, 6.125%, 2034	1,090,000	1,100,246
La Verne, CA, COP (Brethren Hillcrest Homes), “B”, 6.625%, 2025	1,000,000	1,011,490

		$6,345,454
Industrial Revenue - Other - 0.6%
California Enterprise Development Authority Sewer Facilities Rev. (Anheuser-Busch), 5.3%, 2047	$1,000,000	$1,001,520
Virgin Islands Public Finance Authority, Refinery Facilities Rev. (Hovensa Coker Project), 5.875%, 2022	960,000	870,077

		$1,871,597
Miscellaneous Revenue - Entertainment & Tourism - 0.2%
Agua Caliente Band of Cahuilla Indians, CA, Rev., 6%, 2018 (n)	$750,000	$746,813

Miscellaneous Revenue - Other - 2.1%
ABAG Finance Authority for Non-Profit Corps., CA, Rev. (Jackson Lab), 5.75%, 2037	$4,115,000	$4,219,850
California Infrastructure & Economic Development Bank Rev. (Walt Disney Family Museum), 5.25%, 2033	1,340,000	1,395,731
San Diego County, CA, COP (Burnham Institute for Medical Research), 5%, 2034	1,000,000	943,020

		$6,558,601
Parking - 0.3%
San Francisco, CA, Union Square, NATL, 6%, 2020	$1,000,000	$1,023,110

2

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Sales & Excise Tax Revenue - 1.8%
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “A”, 5.5%, 2028	$115,000	$125,542
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, 0%, 2032	1,605,000	1,510,016
Santa Clara Valley, CA, Transportation Authority, Sales Tax Rev., “B”, 5%, 2020	3,270,000	4,073,472

		$5,709,030
Single Family Housing Revenue - Local - 0.0%
California Rural Home Mortgage Finance Authority Rev., GNMA, 7.3%, 2031	$5,000	$5,250

Single Family Housing - State - 4.0%
California Housing Finance Agency Rev. (Home Mortgage), “E”, 4.75%, 2030	$1,760,000	$1,585,971
California Housing Finance Agency Rev. (Home Mortgage), “G”, 4.95%, 2023	1,675,000	1,670,260
California Housing Finance Agency Rev. (Home Mortgage), “K”, 4.55%, 2021	4,470,000	4,253,786
California Housing Finance Agency Rev. (Home Mortgage), “L”, 5.45%, 2033	3,240,000	3,137,292
California Housing Finance Agency Rev. (Home Mortgage), “L”, FNMA, 5.5%, 2038	1,000,000	956,290
California Housing Finance Agency Rev. (Home Mortgage), Capital Appreciation, NATL, 0%, 2028	2,115,000	903,359

		$12,506,958
State & Agency - Other - 0.6%
Pasadena, CA, COP, (Old Pasadena Parking Facilities Project), 6.25%, 2018	$1,770,000	$2,013,464

State & Local Agencies - 5.9%
Banning, CA, COP, Water Systems Improvement Project, ETM, AMBAC, 8%, 2019 (c)	$605,000	$746,467
California Public Works Board Lease Rev., Department of Education (Riverside Campus), 6%, 2026	2,000,000	2,325,500
California Public Works Board Lease Rev., Department of General Services, 6.25%, 2034	1,500,000	1,633,455
California Public Works Board Lease Rev., Department of Justice, “D”, 5.25%, 2020	1,565,000	1,569,006
Delaware Valley, PA, Regional Finance Authority, “C”, FRN, 1.103%, 2037	2,320,000	1,460,997
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., FGIC, 5%, 2035	1,745,000	1,728,283
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A”, AGM, 4.55%, 2022	3,000,000	3,060,030
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Enhanced, “A”, FGIC, 5%, 2035	2,000,000	1,904,520
Los Angeles, CA, COP, Real Property Program, AMBAC, 5.3%, 2027	3,000,000	3,014,100
San Diego, CA, Public Facilities Financing Authority Lease Rev. (Master Refunding Project), “A”, 5.25%, 2040	1,000,000	1,013,810

		$18,456,168
Tax - Other - 0.2%
Guam Government Ltd. Obligation Rev., “A”, 5.375%, 2024	$445,000	$464,923
Guam Government Ltd. Obligation Rev., “A”, 5.625%, 2029	145,000	150,755

		$615,678
Tax Assessment - 6.1%
Bay Area Governments Association, Tax Allocation, “A”, AMBAC, 5%, 2033	$3,700,000	$3,194,173
Fontana, CA, Redevelopment Agency Tax Allocation (Jurupa Hills Redevelopment Project), “A”, 5.5%, 2027	3,350,000	3,351,374
Glendale, CA, Redevelopment Agency, Tax Allocation Rev. (Central Glendale Redevelopment Project), 5.5%, 2024	1,750,000	1,784,125
Orange County, CA, Community Facilities District, Special Tax (Rancho Santa Margarita), “A”, 5.55%, 2017	1,000,000	1,001,720
Riverside County, CA, Redevelopment Agency, Tax Allocation, “A”, XLCA, 5%, 2037	1,900,000	1,700,253
San Diego, CA, Redevelopment Agency, Tax Allocation (Centre City), “B”, AMBAC, 5.3%, 2020	1,250,000	1,257,138
San Diego, CA, Redevelopment Agency, Tax Allocation Rev. (Centre City), “A”, AMBAC, 5.25%, 2025	2,360,000	2,462,660
San Francisco, CA, City & County Redevelopment Financing Authority, Tax Allocation (Mission Bay North Redevelopment), “C”, 6.375%, 2032	1,000,000	1,054,180
San Francisco, CA, City & County Redevelopment Financing Authority, Tax Allocation (Mission Bay North Redevelopment), “C”, 6.5%, 2039	1,000,000	1,057,400
Santa Fe Springs, CA, Community Development Commission, Tax Allocation, Capital Appreciation, NATL, 0%, 2026	4,720,000	1,994,625

		$18,857,648
Tobacco - 3.4%
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A-1”, 6.75%, 2013 (c)(f)	$2,645,000	$2,876,226
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A-1”, 6.25%, 2013 (c)	1,840,000	1,957,576
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A-1”, 5.75%, 2047	3,730,000	2,696,193

3

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Tobacco - continued
Illinois Railsplitter Tobacco Settlement Authority, 6%, 2028	$1,800,000	$1,935,054
Inland Empire, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Asset Backed, Capital Appreciation, “C-1”, 0%, 2036	5,000,000	457,800
Silicon Valley Tobacco Securitization Authority, CA, Tobacco Settlement Rev. (Santa Clara), Capital Appreciation, “A”, 0%, 2036	5,000,000	521,500

		$10,444,349
Toll Roads - 0.2%
Foothill/Eastern Corridor Agency, CA, Toll Road Rev., NATL, 5.125%, 2019	$500,000	$500,025

Transportation - Special Tax - 0.5%
Commonwealth of Puerto Rico Highway & Transportation Authority, Highway Rev., “K”, 5%, 2014	$1,360,000	$1,453,446

Universities - Colleges - 11.3%
California Educational Facilities Authority Rev. (Claremont Graduate University), “A”, 6%, 2033	$1,500,000	$1,635,690
California Educational Facilities Authority Rev. (Claremont Graduate University), “A”, 5%, 2042	1,000,000	1,006,710
California Educational Facilities Authority Rev. (Dominican University of California), 5%, 2025	800,000	803,760
California Educational Facilities Authority Rev. (Dominican University), 5%, 2036	1,150,000	1,052,101
California Educational Facilities Authority Rev. (Lutheran University), “C”, 5%, 2029	2,500,000	2,493,975
California Educational Facilities Authority Rev. (Pitzer College), 6%, 2040	3,000,000	3,276,480
California Educational Facilities Authority Rev. (University Financing Project), 5%, 2017	685,000	702,228
California Educational Facilities Authority Rev. (University Financing Project), 5%, 2026	1,315,000	1,194,651
California Educational Facilities Authority Rev. (University of La Verne), “A”, 5%, 2029	1,500,000	1,455,810
California Educational Facilities Authority Rev. (University of San Francisco), 6.125%, 2030	1,760,000	2,029,914
California Educational Facilities Authority Rev. (University of The Pacific), 5.25%, 2029	1,265,000	1,351,830
California Municipal Finance Authority Rev. (Biola University), 5.8%, 2028	2,000,000	2,108,760
California Municipal Finance Authority Rev. (University of La Verne), “A”, 6.125%, 2030	1,500,000	1,576,755
California Municipal Finance Authority Rev. (University of La Verne), “A”, 6.25%, 2040	1,500,000	1,557,435
California Public Works Board Lease Rev. (The Regents of the University of California), 5%, 2028	2,125,000	2,352,290
California Public Works Board Lease Rev. (The Regents of the University of California), 5%, 2034	1,500,000	1,566,525
California State University Rev., “A”, 5%, 2024	2,130,000	2,460,576
California Statewide Communities, Notre Dame de Namur University, 6.625%, 2033	1,000,000	971,310
Oakland, CA, Joint Powers Financing Authority Rev., “A-1”, ASSD GTY, 5.25%, 2017	1,375,000	1,580,535
University of California Rev., “U”, 5%, 2017	3,430,000	4,114,628

		$35,291,963
Universities - Dormitories - 1.3%
California Statewide Communities Development Authority Rev. (Lancer Educational Student Housing Project), 5.625%, 2033	$2,000,000	$1,811,920
California Statewide Communities Development Authority Rev. (Student Housing, SUCI East Campus), 6%, 2040	2,000,000	2,084,460

		$3,896,380
Universities - Secondary Schools - 0.4%
California Statewide Communities Development Authority Rev. (Aspire Public Schools), 6.125%, 2046	$1,300,000	$1,284,348

Utilities - Investor Owned - 0.6%
California Pollution Control Financing Authority, Water Facilities Rev. (American Water Capital Corp. Project), 5.25%, 2040	$2,000,000	$1,965,060

Utilities - Municipal Owned - 9.0%
California Department of Water Resources, Power Supply Rev., “L”, 5%, 2019	$6,695,000	$8,261,764
California Department of Water Resources, Power Supply Rev., “M”, 4%, 2019	3,000,000	3,495,570
California Department of Water Resources, Power Supply Rev., “N”, 5%, 2020	1,175,000	1,460,267
California Infrastructure & Economic Development Bank Rev. (California Independent System Corp.), “A”, 6%, 2030	3,755,000	4,017,024
Imperial, CA, Irrigation District Electric Rev., “B”, 5%, 2025	1,015,000	1,147,752
Imperial, CA, Irrigation District Electric Rev., “B”, 5%, 2026	1,245,000	1,376,671
Los Angeles, CA, Department of Water & Power Rev., “A”, 5%, 2019	3,410,000	4,198,153
Puerto Rico Electric Power Authority, Power Rev., “XX”, 5.25%, 2040	1,740,000	1,781,864
Tuolumne Wind Project Authority Rev. (Tuolomne Co.), “A”, 5.625%, 2029	2,000,000	2,228,680

		$27,967,745

4

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Utilities - Other - 2.1%
California M-S-R Energy Authority Gas Rev., “A”, 7%, 2034	$1,750,000	$2,078,493
Long Beach, CA, Bond Financing Authority Natural Gas Purchase Rev., “A”, 5.25%, 2022	2,210,000	2,170,419
Southern California Public Power Authority (Natural Gas Project No. 1), “A”, 5%, 2033	2,565,000	2,378,396

		$6,627,308
Water & Sewer Utility Revenue - 8.9%
California Department of Water Resources, Center Valley Project Rev., 7%, 2012	$1,070,000	$1,135,281
California Department of Water Resources, Center Valley Project Rev., FGIC, 5%, 2012 (c)	20,000	20,849
California Department of Water Resources, Center Valley Project Rev., “A-J”, 5%, 2025	2,550,000	3,056,711
California Department of Water Resources, Center Valley Project Rev., ETM, 7%, 2012 (c)	20,000	21,192
Guam Government Waterworks Authority, Water & Wastewater System Rev., 5.625%, 2040	525,000	513,692
Los Angeles County, CA, Sanitation Districts Financing Authority Rev. (Capital Projects), “A”, 5%, 2020	2,000,000	2,495,160
Lower Tule River, CA, Irrigation District Rev., COP, “A”, 4.75%, 2030	1,625,000	1,597,391
Madera, CA, Irrigation Financing Authority Rev., 6.5%, 2040	2,560,000	2,757,965
Ontario, CA, COP, Water Systems Improvement Project, NATL, 5%, 2034	2,000,000	2,029,400
Placerville, CA, Public Financing Authority Rev. (Wastewater Systems Refining & Improvement Project), XLCA, 5%, 2034	2,000,000	1,765,100
Sacramento, CA, Municipal Utility District, “X”, 5%, 2025	2,130,000	2,409,222
San Diego, CA, Public Facilities Financing Authority Sewer Rev., “A”, 5%, 2028	350,000	388,350
San Diego, CA, Public Facilities Financing Authority Sewer Rev., “B”, 5%, 2022	1,175,000	1,376,524
San Francisco, CA, City & County Public Utilities Commission Water Rev., “A”, 5%, 2023	2,555,000	3,080,972
San Francisco, CA, City & County Public Utilities Commission Water Rev., “A”, 5%, 2024	2,550,000	3,004,742
Southern California Metropolitan Water District Rev., “A”, 5%, 2028	1,875,000	2,086,106

		$27,738,657
Total Municipal Bonds		$306,280,369

Money Market Funds - 0.7%
MFS Institutional Money Market Portfolio, 0.05%, at Net Asset Value (v)	2,207,093	$2,207,093
Total Investments		$308,487,462

Other Assets, Less Liabilities - 1.0%		3,105,370
Net Assets - 100.0%		$311,592,832

(c)	Refunded bond.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $746,813, representing 0.2% of net assets.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

COP	Certificate of Participation
ETM	Escrowed to Maturity
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.

Insurers
AGM	Assured Guaranty Municipal
AMBAC	AMBAC Indemnity Corp.
ASSD GTY	Assured Guaranty Insurance Co.
BHAC	Berkshire Hathaway Assurance Corp.
CALHF	California Health Construction Loan Insurance
FGIC	Financial Guaranty Insurance Co.
FNMA	Federal National Mortgage Assn.
GNMA	Government National Mortgage Assn.
NATL	National Public Finance Guarantee Corp.
XLCA	XL Capital Insurance Co.

5

Portfolio of Investments (unaudited) – continued

Derivative Contracts at 12/31/11

Futures Contracts Outstanding at 12/31/11

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Liability Derivatives
Interest Rate Futures
U.S. Treasury Bond 30 yr (Short)	USD	24	$3,475,500	March - 2012	$(47,149)
U.S. Treasury Note 10 yr (Short)	USD	18	2,360,250	March - 2012	(21,130)

					$(68,279)

At December 31, 2011, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

6

Supplemental Information

(unaudited)

(1)	Investment Valuations

Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures. The following is a summary of the levels used as of December 31, 2011 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$306,280,369	$—	$306,280,369
Mutual Funds	2,207,093	—	—	2,207,093
Total Investments	$2,207,093	$306,280,369	$—	$308,487,462

Other Financial Instruments
Futures	$(68,279)	$—	$—	$(68,279)

For further information regarding security characteristics, see the Portfolio of Investments.

7

Supplemental Information (unaudited) – continued

(2)	Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$297,760,423
Gross unrealized appreciation	$15,928,146
Gross unrealized depreciation	(5,201,107)
Net unrealized appreciation (depreciation)	$10,727,039

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3)	Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	12,043,079	84,650,284	(94,486,270)	2,207,093

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$7,100	$2,207,093

8

MFS® Georgia Municipal Bond Fund

QUARTERLY REPORT

December 31, 2011

PORTFOLIO OF INVESTMENTS

12/31/11 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Municipal Bonds - 96.3%
Airport Revenue - 4.4%
Atlanta, GA, Airport Passenger Facilities Rev., “J”, AGM, 5%, 2029	$750,000	$780,795
Atlanta, GA, Airport Passenger Facilities Rev., “J”, AGM, 5%, 2034	750,000	772,418
Atlanta, GA, Airport Rev., “B”, AGM, 5.25%, 2033	1,000,000	1,038,700
Augusta, GA, Airport Rev., “B”, 5.35%, 2028	350,000	331,285

		$2,923,198
General Obligations - General Purpose - 8.8%
Atlanta & Fulton County, GA, Park Improvement, “A”, NATL, 5%, 2030	$500,000	$519,910
Gilmer County, GA, Building Authority Rev. (Courthouse Project), “A”, SYNCORA, 5%, 2029	500,000	518,710
Gwinnett County, GA, Development Authority Rev. (Civic & Cultural Center), 4%, 2021	510,000	588,061
Lagrange-Troup County, GA, Hospital Authority Rev., 5.5%, 2038	500,000	529,885
Puerto Rico Public Buildings Authority Rev., Guaranteed (Government Facilities), “I”, 5.25%, 2033	245,000	247,443
State of California, 6%, 2039	420,000	477,427
State of Georgia, “C”, 5%, 2022	1,000,000	1,258,110
State of Georgia, “E”, 5%, 2016	1,000,000	1,184,820
State of Georgia, “I”, 4%, 2028	500,000	531,300

		$5,855,666
General Obligations - Improvement - 0.5%
Guam Government, “A”, 6.75%, 2029	$185,000	$194,285
Guam Government, “A”, 5.25%, 2037	100,000	90,081
Guam Government, “A”, 7%, 2039	25,000	26,180

		$310,546
General Obligations - Schools - 4.7%
Commerce, GA, School District, 5%, 2022	$500,000	$581,990
Forsyth County, GA, School District, 5%, 2018	610,000	747,354
Gwinnett County, GA, School District, 5%, 2029	1,000,000	1,210,110
Jefferson, GA, School District, “A”, 5.25%, 2029	500,000	566,665

		$3,106,119
Healthcare Revenue - Hospitals - 13.8%
Brunswick, GA, Hospital Authority Rev. (Glynn-Brunswick Memorial Hospital), 5.625%, 2034	$750,000	$778,500
Chatham County, GA, Hospital Authority Rev., Hospital Improvement (Memorial Health University), “A”, 5.375%, 2026	200,000	193,602
Cobb County, GA, Kennestone Hospital Authority Rev. (Wellstar Health System, Inc.), “B”, AMBAC, 6.25%, 2034	500,000	564,410
DeKalb County, GA, Hospital Authority Rev. (DeKalb Medical Center, Inc.), 6.125%, 2040	500,000	510,550
DeKalb County, GA, Private Hospital Authority Rev. Anticipation Certificates (Children’s Healthcare), 5.25%, 2039	750,000	788,880
Escambia County, FL, Health Facilities Authority (Baptist Hospital, Inc.), “A”, 6%, 2036	350,000	357,042
Fulton County, GA, Development Authority Rev. (Piedmont Healthcare), “A”, 5.25%, 2037	700,000	727,048
Gainesville & Hall County, GA, Hospital Authority Rev. (Northeast Georgia Healthcare), “A”, 5.25%, 2034	500,000	502,820
Georgia Medical Center Hospital Authority Rev. (Columbus Regional Healthcare System, Inc.), ASSD GTY, 6.5%, 2038	300,000	331,644
Illinois Finance Authority Rev. (Resurrection Health), 6.125%, 2025	65,000	67,906
Illinois Finance Authority Rev. (Silver Cross Hospital & Medical Centers), 7%, 2044	200,000	210,316
Jefferson Parish, LA, Hospital Service District No. 2 (East Jefferson General Hospital), 6.25%, 2031	45,000	46,165
Jefferson Parish, LA, Hospital Service District No. 2 (East Jefferson General Hospital), 6.375%, 2041	210,000	213,658
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Owensboro Medical Health System), “A”, 6.375%, 2040	200,000	210,676
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Owensboro Medical Health System), “A”, 6.5%, 2045	135,000	142,864
Miami-Dade County, FL, Health Facilities Authority Hospital Rev. (Variety Children’s Hospital), “A”, 6%, 2030	45,000	48,364
Michigan Hospital Finance Authority Rev. (Henry Ford Health System), 5.625%, 2029	40,000	42,514
New Hampshire Business Finance Authority Rev. (Elliot Hospital Obligated Group), “A”, 6%, 2027	130,000	134,619
New Hampshire Business Finance Authority Rev. (Elliot Hospital Obligated Group), “A”, 6.125%, 2039	180,000	183,474
North Carolina Medical Care Commission, Hospital Rev. (The North Carolina Baptist Hospitals, Inc.), 5.25%, 2029	355,000	381,675
Richmond County, GA, Hospital Authority Rev. Anticipation Certificates (University Health Services, Inc. Project), 5.5%, 2036	750,000	775,905

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Healthcare Revenue - Hospitals - continued
Thomasville, GA, Hospital Authority Rev. Anticipation Certificates (John D. Archbold), 5.375%, 2040	$500,000	$512,850
Valdosta & Lowndes County, GA, Hospital Authority (South Georgia Medical Center Project), 5.25%, 2027	500,000	523,510
Valdosta & Lowndes County, GA, Hospital Authority (South Georgia Medical Center Project), 5%, 2033	240,000	242,726
Wisconsin Health & Educational Facilities Authority Rev. (ProHealth Care, Inc. Obligated Group), 6.625%, 2039	385,000	424,690
Wisconsin Health & Educational Facilities Authority Rev. (Wheaton Franciscan Healthcare), 5.25%, 2031	260,000	248,937

		$9,165,345
Healthcare Revenue - Long Term Care - 0.8%
Fulton County, GA, Residential Care Facilities, Elderly Authority Rev. (Canterbury Court), “A”, 6.125%, 2034	$150,000	$132,277
Gainesville & Hall County, GA, Development Authority Retirement Community Rev. (ACTS Retirement), 6.625%, 2039	200,000	210,152
Georgia Medical Center Hospital Authority Rev. (Spring Harbor Green Island Project), 5.25%, 2037	200,000	164,994

		$507,423
Industrial Revenue - Environmental Services - 0.8%
Savannah, GA, Economic Development Authority, Solid Waste Disposal Rev. (Georgia Waste Management Project), “A”, 5.5%, 2016	$500,000	$551,025

Industrial Revenue - Other - 1.3%
Cartersville, GA, Development Authority Waste & Water Facilities Rev. (Anheuser-Busch Project), 5.95%, 2032	$750,000	$750,457
Virgin Islands Public Finance Authority, Refinery Facilities Rev. (Hovensa Coker Project), 5.875%, 2022	160,000	145,013

		$895,470
Industrial Revenue - Paper - 1.5%
Effingham County, GA, Development Authority, Solid Waste Disposal Rev. (Fort James), 5.625%, 2018	$150,000	$150,573
Effingham County, GA, Industrial Development Authority, Pollution Control (Georgia-Pacific Corp.), 6.5%, 2031	100,000	100,315
Rockdale County, GA, Development Authority Project Rev. (Visy Paper Project), “A”, 6.125%, 2034	150,000	151,439
Savannah, GA, Economic Development Pollution (Union Camp Corp.), 6.15%, 2017	500,000	570,585

		$972,912
Miscellaneous Revenue - Other - 0.7%
Citizens Property Insurance Corp., FL, “A-1”, 5%, 2019	$30,000	$33,284
Citizens Property Insurance Corp., FL, “A-1”, 5%, 2020	285,000	314,797
Miami-Dade County, FL, Special Obligation, Capital Appreciation, “C”, NATL, 0%, 2028	295,000	110,377

		$458,458
Multi-Family Housing Revenue - 1.2%
Hinesville, GA, Leased Housing Corp., “A”, FHA, 6.7%, 2017	$795,000	$795,596

Sales & Excise Tax Revenue - 3.2%
Colorado Regional Transportation District, Private Activity Rev. (Denver Transportation Partners), 6.5%, 2030	$265,000	$283,028
Guam Government Business Privilege Tax Rev., “A”, 5.25%, 2036	170,000	180,730
Metropolitan Atlanta, GA, Rapid Transit Authority Rev., “B”, AGM, 5%, 2037 (f)	250,000	262,587
Puerto Rico Infrastructure Financing Authority, Special Tax Rev., “C”, FGIC, 5.5%, 2022	295,000	329,388
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., 5.25%, 2057	280,000	288,568
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “C”, 6%, 2039	285,000	314,264
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “C”, 5.25%, 2041	285,000	294,117
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, 0%, 2033	650,000	180,817

		$2,133,499
Single Family Housing Revenue - Local - 0.8%
Atlanta, GA, Urban Residential Financing Authority, Multifamily Housing Rev. (Ginnie Mae Collateralized — Amal Heights), GNMA, 4.9%, 2040	$500,000	$510,580

Single Family Housing - State - 3.0%
Georgia Housing & Finance Authority Rev., Single Family Mortgage, “A”, 5.375%, 2039	$680,000	$689,221
Georgia Housing & Finance Authority Rev., Single Family Mortgage, “C-2”, 5.1%, 2022	750,000	754,980
Georgia Housing & Finance Authority Rev., Single Family Mortgage, “D-2”, 5.2%, 2032	500,000	512,510

		$1,956,711

2

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
State & Agency - Other - 4.4%
Carroll City-County, GA, Hospital Authority Rev. (Tanner Medical Center), 5%, 2040	$500,000	$514,630
New York State Dormitory Authority Rev. (State University) , “B”, FGIC, 5.25%, 2019	310,000	359,343
Tift County, GA, Hospital Authority Rev., Anticipation Certificates, AMBAC, 5%, 2022	2,000,000	2,050,720

		$2,924,693
State & Local Agencies - 2.4%
Georgia Municipal Association, Inc. (Riverdale Public Purpose Project), ASSD GTY, 5.5%, 2038	$1,000,000	$1,074,630
Los Angeles, CA, Municipal Improvement Corp. Lease Rev. (Real Property), “E”, 6%, 2039	115,000	123,517
Virginia Public School Authority, Special Obligation Montgomery County, 5%, 2030	320,000	360,307

		$1,558,454
Tax - Other - 0.9%
Guam Government Ltd. Obligation Rev., “A”, 5.375%, 2024	$75,000	$78,358
Guam Government Ltd. Obligation Rev., “A”, 5.625%, 2029	25,000	25,992
Virgin Islands Public Finance Authority Rev., “A-1”, 5%, 2029	50,000	50,830
Virgin Islands Public Finance Authority Rev., “B”, 5%, 2025	50,000	51,847
Virgin Islands Public Finance Authority Rev., Matching Fund Loan Note, “A”, 5%, 2029	190,000	193,487
Virgin Islands Public Finance Authority Rev., Matching Fund Loan Note, “A”, 6%, 2039	180,000	188,712

		$589,226
Tax Assessment - 0.4%
Atlanta, GA, Tax Allocation (Eastside Project), “B”, 5.6%, 2030	$150,000	$149,830
Atlanta, GA, Tax Allocation (Princeton Lakes Project), 5.5%, 2031	125,000	117,567

		$267,397
Tobacco - 1.1%
Buckeye, OH, Tobacco Settlement Financing Authority, “A-2”, 5.125%, 2024	$90,000	$68,291
Illinois Railsplitter Tobacco Settlement Authority, 6%, 2028	235,000	252,632
New Jersey Tobacco Settlement Financing Corp., “1-A”, 5%, 2041	230,000	165,250
Tobacco Securitization Authority, Minnesota Tobacco Settlement Rev., “B”, 5.25%, 2031	210,000	214,798

		$700,971
Transportation - Special Tax - 0.3%
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “CC”, AGM, 5.5%, 2028	$185,000	$210,086

Universities - Colleges - 17.9%
Athens, GA, Housing Authority Rev. (University of Georgia East Campus Funding), 5.25%, 2035	$500,000	$525,745
Athens-Clarke County, GA, Unified Government Development Authority, Educational Facilities Rev., Capital Appreciation, 0%, 2024	250,000	255,350
Athens-Clarke County, GA, Unified Government Development Authority, Educational Facilities Rev., Capital Appreciation, 0%, 2031	250,000	241,590
Atkinson-Coffee County, GA, Joint Development Authority Rev. (SGC Real Estate Foundation LLC), ASSD GTY, 5.25%, 2034	500,000	543,035
Atlanta, GA, Development Authority Educational Facilities Rev. (Panther Place), ASSD GTY, 4.75%, 2032	500,000	512,665
Atlanta, GA, Development Authority Educational Facilities Rev. (Science Park LLC), 5%, 2032	500,000	540,450
Atlanta, GA, Development Authority Educational Facilities Rev. (Science Park LLC), 5%, 2039	500,000	511,305
Bleckley-Dodge County, GA, Student Housing Facilities Rev. (Middle Georgia College), 5.25%, 2038	500,000	518,905
Cobb County, GA, Development Authority, Dining Hall Lease Rev. (KSU Dining Hall), ASSD GTY, 5.75%, 2039	1,000,000	1,117,910
Cobb County, GA, Development Authority, Sports & Recreation Facilities Lease Rev. (Kennesaw State University Foundation), AGM, 5%, 2035	750,000	774,697
Dahlonega, GA, Downtown Development Authority Rev. (North Georgia MBA LLC), ASSD GTY, 4.75%, 2040	500,000	511,215
Dahlonega, GA, Downtown Development Authority Rev. (North Georgia PHD LLC), ASSD GTY, 5.25%, 2034	500,000	532,110
Dekalb Newton & Gwinnett Counties, GA, Joint Development Authority Rev. (GGC Foundation LLC), 6%, 2034	500,000	547,565
Fulton County, GA, Development Authority Rev. (Georgia Tech Foundation Funding), SYNCORA, 5%, 2032	500,000	532,070
Fulton County, GA, Development Authority Rev. (Molecular Science Building), NATL, 5%, 2034	1,000,000	1,023,920
Fulton County, GA, Development Authority Rev. (Spelman College), 5%, 2032	250,000	257,380
Georgia Higher Education Facilities Authority Rev. (Real Estate Foundation), 6%, 2034	300,000	323,184
Illinois Finance Authority Rev. (Roosevelt University Project), 6.5%, 2039	430,000	450,687
Marietta, GA, Development Facilities Authority Rev. (Life University), 7%, 2030	100,000	100,507
New Jersey Educational Facilities Authority Rev. (University of Medicine & Dentistry), “B”, 6%, 2017	275,000	325,872

3

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Universities - Colleges - continued
Pinellas County, FL, Educational Facilities Authority Rev. (Barry University), 6%, 2041	$65,000	$65,998
Private Colleges & Universities, GA, Authority Rev. (Agnes Scott College), 5%, 2024	500,000	570,940
Savannah, GA, Economic Development Authority Rev. (AASU Student Union LLC), ASSD GTY, 5.125%, 2039	500,000	527,305
Savannah, GA, Economic Development Authority Rev. (SSU Community Development I LLC Project), ASSD GTY, 5.5%, 2035	500,000	538,430

		$11,848,835
Universities - Dormitories - 1.3%
Georgia Private College & University Authority Rev. (Mercer Housing Corp.), “A”, 6%, 2021	$450,000	$451,269
Savannah, GA, Economic Development Authority Rev., Capital Appreciation, “C”, ETM, 0%, 2021 (c)	500,000	400,605

		$851,874
Utilities - Investor Owned - 0.3%
Michigan Strategic Fund Ltd. Obligation Rev. (Detroit Edison Co.), 5.5%, 2029 (b)	$160,000	$185,794

Utilities - Municipal Owned - 4.4%
Georgia Municipal Electric Authority Power Rev., “A”, NATL, 6.5%, 2020	$1,250,000	$1,465,887
Guam Power Authority Rev., “A”, 5.5%, 2030	160,000	162,090
Long Island, NY, Power Authority, Electric Systems Rev., “A”, 6%, 2033	100,000	113,872
Monroe County, GA, Pollution Control Rev. (Oglethorpe Power Corp.), “A”, 6.8%, 2012	1,000,000	1,000,000
Puerto Rico Electric Power Authority, Power Rev., “XX”, 5.25%, 2040	190,000	194,571

		$2,936,420
Utilities - Other - 2.5%
Georgia Main Street Natural Gas, Inc., Gas Project Rev., “A”, 5%, 2022	$910,000	$956,701
Georgia Main Street Natural Gas, Inc., Gas Project Rev., “B”, 5%, 2019	250,000	249,833
Tennessee Energy Acquisition Corp. Gas Rev., “A”, 5.25%, 2020	250,000	252,580
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2019	225,000	228,526

		$1,687,640
Water & Sewer Utility Revenue - 14.9%
Athens-Clarke County, GA, Unified Government Water & Sewer Rev., 5.625%, 2033	$500,000	$553,285
Augusta, GA, Water & Sewer Rev., AGM, 5.25%, 2034	1,000,000	1,044,210
Cherokee County, GA, Water & Sewer Authority Rev., 5%, 2021	385,000	482,875
Cherokee County, GA, Water & Sewer Authority Rev., 5%, 2028	800,000	912,992
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, 6%, 2044	1,000,000	1,043,580
DeKalb County, GA, Water & Sewer Rev., “A”, 5.25%, 2031	1,000,000	1,105,040
Fulton County, GA, Water & Sewer Rev., 5%, 2023	1,000,000	1,199,250
Fulton County, GA, Water & Sewer Rev., ETM, FGIC, 6.375%, 2014 (c)	965,000	1,017,834
Guam Government Waterworks Authority, Water & Wastewater System Rev., 5.625%, 2040	60,000	58,708
Henry County, GA, Water & Sewer Authority Rev., BHAC, 5.25%, 2027	1,000,000	1,244,960
Henry County, GA, Water & Sewer Authority Rev., 5.25%, 2028	1,000,000	1,230,400

		$9,893,134
Total Municipal Bonds		$63,797,072

Money Market Funds - 1.1%
MFS Institutional Money Market Portfolio, 0.05%, at Net Asset Value (v)	713,406	$713,406
Total Investments		$64,510,478

Other Assets, Less Liabilities - 2.6%		1,739,893
Net Assets - 100.0%		$66,250,371

(b)	Mandatory tender date is earlier than stated maturity date.
(c)	Refunded bond.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

4

Portfolio of Investments (unaudited) – continued

The following abbreviations are used in this report and are defined:

ETM	Escrowed to Maturity

Insurers
AGM	Assured Guaranty Municipal
AMBAC	AMBAC Indemnity Corp.
ASSD GTY	Assured Guaranty Insurance Co.
BHAC	Berkshire Hathaway Assurance Corp.
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Administration
GNMA	Government National Mortgage Assn.
NATL	National Public Finance Guarantee Corp.
SYNCORA	Syncora Guarantee Inc.

Derivative Contracts at 12/31/11

Futures Contracts Outstanding at 12/31/11

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Liability Derivatives
Interest Rate Futures
U.S. Treasury Note 10 yr (Short)	USD	7	$917,875	March - 2012	$(8,217)
U.S. Treasury Bond 30 yr (Short)	USD	4	579,250	March - 2012	(7,858)

					$(16,075)

At December 31, 2011, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

5

Supplemental Information

(unaudited)

(1)	Investment Valuations

Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures. The following is a summary of the levels used as of December 31, 2011 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$63,797,072	$—	$63,797,072
Mutual Funds	713,406	—	—	713,406
Total Investments	$713,406	$63,797,072	$—	$64,510,478

Other Financial Instruments
Futures	$(16,075)	$—	$—	$(16,075)

For further information regarding security characteristics, see the Portfolio of Investments.

6

Supplemental Information (unaudited) – continued

(2)	Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$61,056,170
Gross unrealized appreciation	$3,564,257
Gross unrealized depreciation	(109,949)
Net unrealized appreciation (depreciation)	$3,454,308

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3)	Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	788,392	13,715,293	(13,790,279)	713,406

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$1,357	$713,406

7

MFS® Maryland Municipal Bond Fund

QUARTERLY REPORT

December 31, 2011

PORTFOLIO OF INVESTMENTS

12/31/11 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Municipal Bonds - 98.0%
Airport Revenue - 0.7%
Metropolitan Washington, DC, Airport Authority Rev., “A”, 5%, 2039	$750,000	$794,025

General Obligations - General Purpose - 14.8%
Baltimore County, MD, Public Improvement, 5%, 2028	$2,000,000	$2,372,220
Baltimore, MD, Public Improvement, “A”, AGM, 5%, 2027	1,050,000	1,188,894
Calvert County, MD, Public Improvements, 5%, 2020	1,475,000	1,870,846
Commonwealth of Puerto Rico, “A”, 5.375%, 2033	260,000	261,482
Commonwealth of Puerto Rico, “A”, 6%, 2038	415,000	437,285
Commonwealth of Puerto Rico, Public Improvement, “B”, 6.5%, 2037	1,500,000	1,652,880
State of California, 6%, 2039	720,000	818,446
State of Maryland, 5%, 2020	3,500,000	4,204,305
State of Maryland, “B”, 5%, 2017	500,000	610,255
State of Maryland, “C”, 5%, 2019 (f)	2,000,000	2,536,740

		$15,953,353
General Obligations - Improvement - 0.2%
Guam Government, “A”, 6.75%, 2029	$70,000	$73,513
Guam Government, “A”, 7%, 2039	80,000	83,774

		$157,287
Healthcare Revenue - Hospitals - 21.7%
Escambia County, FL, Health Facilities Authority (Baptist Hospital, Inc.), “A”, 6%, 2036	$590,000	$601,871
Illinois Finance Authority Rev. (Silver Cross Hospital & Medical Centers), 7%, 2044	345,000	362,795
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Owensboro Medical Health System), “A”, 6.375%, 2040	370,000	389,751
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Owensboro Medical Health System), “A”, 6.5%, 2045	575,000	608,494
Louisville & Jefferson County, KY, Metropolitan Government Healthcare Systems Rev. (Norton Healthcare, Inc.), 5.25%, 2036	640,000	646,086
Maryland Health & Higher Educational Facilities Authority Rev. (Adventist Healthcare), “A”, 5.75%, 2025	500,000	504,940
Maryland Health & Higher Educational Facilities Authority Rev. (Anne Arundel Health System, Inc.), “A”, 6.75%, 2039	1,000,000	1,159,610
Maryland Health & Higher Educational Facilities Authority Rev. (Anne Arundel Health System, Inc.), 5%, 2040	1,000,000	1,016,850
Maryland Health & Higher Educational Facilities Authority Rev. (Calvert Health Systems), 5.5%, 2039	1,000,000	1,024,000
Maryland Health & Higher Educational Facilities Authority Rev. (Carroll County General Hospital), 6%, 2037	1,000,000	1,004,900
Maryland Health & Higher Educational Facilities Authority Rev. (Doctors Community Hospital), “A”, 5%, 2029	750,000	681,540
Maryland Health & Higher Educational Facilities Authority Rev. (Frederick Memorial Hospital), 5.125%, 2035	1,000,000	959,780
Maryland Health & Higher Educational Facilities Authority Rev. (Johns Hopkins Health System), “A”, 5%, 2026	250,000	280,765
Maryland Health & Higher Educational Facilities Authority Rev. (Johns Hopkins Medical Institutions), “A”, 5%, 2037	750,000	766,463
Maryland Health & Higher Educational Facilities Authority Rev. (Lifebridge Health), ASSD GTY, 4.75%, 2038	965,000	968,696
Maryland Health & Higher Educational Facilities Authority Rev. (Lifebridge Health), 4.75%, 2039	590,000	563,002
Maryland Health & Higher Educational Facilities Authority Rev. (Medlantic/Helix Parent, Inc.), “A”, AGM, 5.25%, 2038	1,000,000	1,115,620
Maryland Health & Higher Educational Facilities Authority Rev. (Medstar Health), 5.5%, 2033	635,000	656,774
Maryland Health & Higher Educational Facilities Authority Rev. (Mercy Medical Center), “A”, 5.5%, 2042	750,000	751,755
Maryland Health & Higher Educational Facilities Authority Rev. (Peninsula Regional Medical Center), 5%, 2036	1,000,000	1,009,590
Maryland Health & Higher Educational Facilities Authority Rev. (Suburban Hospital), “A”, 5.5%, 2016	1,000,000	1,091,450
Maryland Health & Higher Educational Facilities Authority Rev. (Union Hospital of Cecil County Issue), 5.625%, 2032	1,000,000	1,005,030
Maryland Health & Higher Educational Facilities Authority Rev. (Union Hospital of Cecil County Issue), 5%, 2035	500,000	506,215
Maryland Health & Higher Educational Facilities Authority Rev. (University of Maryland Medical System), AMBAC, 5%, 2031	1,000,000	1,037,550
Maryland Health & Higher Educational Facilities Authority Rev. (University of Maryland Medical System), “A”, 5%, 2041	500,000	510,870
Maryland Health & Higher Educational Facilities Authority Rev. (Washington County Hospital), 5.75%, 2038	500,000	505,285
Maryland Industrial Development Authority, Economic Development Rev., RIBS, FRN, AGM, 11.058%, 2022 (p)	1,200,000	1,563,096
Michigan Hospital Finance Authority Rev. (Henry Ford Health System), 5.625%, 2029	65,000	69,085
Montgomery County, MD, Rev. (Trinity Health Corp.), 5%, 2040	1,000,000	1,050,180
New Hampshire Business Finance Authority Rev. (Elliot Hospital Obligated Group), “A”, 6%, 2027	480,000	497,054
Richmond, IN, Hospital Authority Rev. (Reid Hospital), “A”, 6.5%, 2029	415,000	456,209

		$23,365,306

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Healthcare Revenue - Long Term Care - 1.8%
Gaithersburg, MD, Economic Development Rev. (Asbury Maryland Obligations Group), “A”, 5.125%, 2036	$400,000	$359,532
Howard County, MD, Retirement Rev. (Vantage House Facilities), “B”, 5.25%, 2037	300,000	221,052
Maryland Health & Higher Educational Facilities Authority Rev. (Charlestown Community), 6.25%, 2041	750,000	793,283
Maryland Health & Higher Educational Facilities Authority Rev. (King Farm Presbyterian Community), “A”, 5.3%, 2037	300,000	227,694
Maryland Health & Higher Educational Facilities Authority Rev. (Mercy Ridge), “A”, 6%, 2013 (c)	150,000	161,745
Travis County, TX, Health Facilities Development Corp. Rev. (Westminster Manor Health), 7%, 2030	55,000	58,991
Travis County, TX, Health Facilities Development Corp. Rev. (Westminster Manor Health), 7.125%, 2040	85,000	89,680

		$1,911,977
Healthcare Revenue - Other - 0.7%
Maryland Economic Development Corp., Economic Development Rev. (Lutheran World Relief Refugee), 5.25%, 2019	$210,000	$216,275
Maryland Economic Development Corp., Economic Development Rev. (Lutheran World Relief Refugee), 5.25%, 2029	565,000	548,734

		$765,009
Industrial Revenue - Environmental Services - 0.6%
Northeast Maryland Waste Disposal Authority Resources Recovery Rev. (Baltimore Resco Retrofit Project), 5%, 2012	$690,000	$690,000

Industrial Revenue - Other - 0.8%
Maryland Economic Development Corp., Pollution Control Rev. (CNX Marine Terminals, Inc.), 5.75%, 2025	$500,000	$512,660
Virgin Islands Public Finance Authority, Refinery Facilities Rev. (Hovensa Coker Project), 5.875%, 2022	375,000	339,874

		$852,534
Miscellaneous Revenue - Other - 1.5%
Harford County, MD, Economic Development Rev. (Battelle Memorial Institute Project), 5.25%, 2034	$1,600,000	$1,616,336

Multi-Family Housing Revenue - 5.6%
Maryland Community Development Administration, Department of Housing & Community Development, “A”, 5.05%, 2047	$1,000,000	$977,400
Maryland Community Development Administration, Department of Housing & Community Development, “B”, FNMA, 5%, 2039	500,000	498,525
Maryland Community Development Administration, Department of Housing & Community Development, “B”, FHA, 4.45%, 2040	2,500,000	2,507,350
Maryland Community Development Administration, Department of Housing & Community Development, “D”, 5%, 2032	1,000,000	1,000,990
Montgomery County, MD, Housing Opportunities Commission, Multifamily Rev., 5.125%, 2037	1,000,000	1,039,750

		$6,024,015
Parking - 2.2%
Maryland Health & Higher Educational Facilities Authority Rev. (Johns Hopkins Medical Institutions), AMBAC, 5%, 2034	$1,385,000	$1,361,123
Maryland Transportation Authority Rev. (Baltimore/Washington International Airport), “A”, AMBAC, 5%, 2027	1,000,000	1,011,540

		$2,372,663
Port Revenue - 0.5%
Maryland Economic Development Corp. Rev. (Port America Chesapeake Terminal Project), “B”, 5.75%, 2035	$550,000	$553,240

Sales & Excise Tax Revenue - 3.9%
Colorado Regional Transportation District, Private Activity Rev. (Denver Transportation Partners), 6%, 2041	$435,000	$446,367
Guam Government Business Privilege Tax Rev., “A”, 5.25%, 2036	260,000	276,411
Puerto Rico Infrastructure Financing Authority, Special Tax Rev., “C”, FGIC, 5.5%, 2022	510,000	569,451
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “A”, 5.5%, 2019 (c)	5,000	6,493
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “A”, 5.5%, 2028	515,000	562,210
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “A”, 5.375%, 2039	1,060,000	1,109,735
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “C”, 5%, 2040	475,000	496,674
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “C”, 5.25%, 2040	435,000	468,195
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, 0%, 2033	1,100,000	305,998

		$4,241,534
Single Family Housing Revenue - Local - 0.0%
Prince George’s County, MD, Housing Single Family Collateral, “A”, GNMA, 5.6%, 2034	$20,000	$20,209

Single Family Housing - State - 3.6%
Maryland Community Development Administration, Department of Housing & Community Development, 5%, 2034	$1,500,000	$1,521,945

2

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Single Family Housing - State - continued
Maryland Community Development Administration, Department of Housing & Community Development, 5.65%, 2048	$225,000	$233,822
Maryland Community Development Administration, Department of Housing & Community Development , “B”, 4.75%, 2019	215,000	215,972
Maryland Community Development Administration, Department of Housing & Community Development, “A”, 5.875%, 2016	410,000	410,291
Maryland Community Development Administration, Department of Housing & Community Development, “I”, 6%, 2041	370,000	397,687
Montgomery County, MD, Housing Opportunities Commission (Single Family Mortgage Rev.), “B”, 4.55%, 2026	1,000,000	988,500
Puerto Rico Housing Finance Authority, Home Mortgage Rev., Mortgage Backed Securities, “A”, 4.75%, 2023	135,000	135,833

		$3,904,050
State & Agency - Other - 3.2%
Howard County, MD, COP, 8%, 2019	$805,000	$1,181,466
Howard County, MD, COP, 8%, 2019	385,000	565,049
Howard County, MD, COP, 8%, 2019	680,000	998,009
Howard County, MD, COP, “B”, 8.15%, 2021	450,000	682,817

		$3,427,341
State & Local Agencies - 2.3%
FYI Properties Lease Rev. (Washington State Project), 5.5%, 2034	$370,000	$399,593
Los Angeles, CA, Municipal Improvement Corp. Lease Rev. (Real Property), “E”, 6%, 2039	180,000	193,331
Maryland Department of Transportation, Port Administration Facilities Project, AMBAC, 5.25%, 2020	1,690,000	1,884,316

		$2,477,240
Tax - Other - 1.1%
Guam Government Ltd. Obligation Rev., “A”, 5.375%, 2024	$325,000	$339,550
Guam Government Ltd. Obligation Rev., “A”, 5.625%, 2029	45,000	46,786
Virgin Islands Public Finance Authority Rev., Matching Fund Loan Note, “A”, 5%, 2029	520,000	529,542
Virgin Islands Public Finance Authority Rev., Matching Fund Loan Note, “A”, 6%, 2039	285,000	298,794

		$1,214,672
Tax Assessment - 4.0%
Anne Arundel County, MD, Special Obligation (Arundel Mills Project), 5.125%, 2029	$1,000,000	$1,069,210
Anne Arundel County, MD, Special Obligation (National Business Park-North Project), 6.1%, 2040	350,000	352,345
Anne Arundel County, MD, Special Obligation (VLG South Waugh Chapel Project), 6.25%, 2040	300,000	301,173
Baltimore, MD, Special Obligation, (East Baltimore Research Park Project), “A”, 7%, 2038	400,000	405,884
Brunswick, MD, Special Obligation (Brunswick Crossing Special Taxing), 5.5%, 2036	244,000	183,949
Frederick County, MD, Special Obligation (Urbana Community Development Authority), “A”, 5%, 2040	1,500,000	1,540,710
Prince George’s County, MD, Special Obligation (National Harbor Project), 5.2%, 2034	500,000	458,695

		$4,311,966
Tobacco - 1.1%
Buckeye, OH, Tobacco Settlement Financing Authority, “A-2”, 5.125%, 2024	$160,000	$121,406
Illinois Railsplitter Tobacco Settlement Authority, 6%, 2028	215,000	231,131
New Jersey Tobacco Settlement Financing Corp., “1-A”, 5%, 2041	525,000	377,202
Tobacco Securitization Authority, Minnesota Tobacco Settlement Rev., “B”, 5.25%, 2031	335,000	342,655
Virgin Islands Tobacco Settlement Financing Corp., 5%, 2021	145,000	137,907

		$1,210,301
Transportation - Special Tax - 2.4%
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., AGM, 5.25%, 2033	$1,365,000	$1,463,935
Washington, DC, Metropolitan Area Transit Authority Gross Rev., “A”, 5.25%, 2029	515,000	573,205
Washington, DC, Metropolitan Area Transit Authority Gross Rev., “A”, 5.125%, 2032	485,000	527,859

		$2,564,999
Universities - Colleges - 12.2%
Annapolis, MD, Economic Development Rev. (St. John’s College), 5.5%, 2018	$150,000	$150,504
Anne Arundel County, MD, Economic Development (Community College Project), 5.25%, 2028	1,600,000	1,649,088
Frederick County, MD, Educational Facilities Rev. (Mount St. Mary’s College), 5%, 2030	1,000,000	881,420
Maryland Health & Higher Educational Facilities Authority Rev. (Goucher College), 5.375%, 2025	500,000	522,280
Maryland Health & Higher Educational Facilities Authority Rev. (Johns Hopkins University), “A”, 5%, 2032	2,000,000	2,014,120

3

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Universities - Colleges - continued
Maryland Health & Higher Educational Facilities Authority Rev. (Loyola College), “A”, 5.125%, 2045	$1,600,000	$1,640,592
Maryland Health & Higher Educational Facilities Authority Rev. (Maryland Institute College of Art), 5%, 2030	750,000	752,025
Maryland Health & Higher Educational Facilities Authority Rev. (Notre Dame College), 5%, 2035	1,000,000	1,016,920
Massachusetts Development Finance Agency Higher Education Rev. (Emerson College), “A”, 5%, 2023	580,000	605,996
Morgan State University, MD, Academic, NATL, 6.05%, 2015	1,235,000	1,347,669
New Jersey Educational Facilities Authority Rev. (University of Medicine & Dentistry), “B”, 6%, 2017	480,000	568,795
Westminster, MD, Educational Facilities Rev. (McDaniel College, Inc.), 5%, 2031	1,000,000	964,580
Westminster, MD, Educational Facilities Rev. (McDaniel College, Inc.), 5.5%, 2012 (c)	1,000,000	1,038,500

		$13,152,489
Universities - Dormitories - 1.8%
Maryland Economic Development Corp., Collegiate Housing Rev. (Salisbury University), “A”, 6%, 2019	$900,000	$901,359
Maryland Economic Development Corp., Collegiate Housing Rev. (Towson University), “A”, 5.75%, 2029	1,000,000	999,920

		$1,901,279
Universities - Secondary Schools - 0.8%
La Vernia, TX, Higher Education Finance Corp. Rev. (Lifeschool of Dallas), “A”, 7.5%, 2041	$265,000	$278,255
Maryland Health & Higher Educational Facilities Authority Rev. (Washington Christian Academy), 5.5%, 2038 (a)(d)	500,000	200,000
Maryland Industrial Development Financing Authority, Economic Development Authority Rev. (Our Lady of Good Council), “A”, 6%, 2035	400,000	403,428

		$881,683
Utilities - Investor Owned - 0.9%
Maryland Economic Development Corp., Pollution Control Rev. (Potomac Electric Power Co.), 6.2%, 2022	$500,000	$605,550
Michigan Strategic Fund Ltd. Obligation Rev. (Detroit Edison Co.), 5.5%, 2029 (b)	275,000	319,333

		$924,883
Utilities - Municipal Owned - 1.5%
Guam Power Authority Rev., AMBAC, 5.25%, 2015	$1,360,000	$1,361,686
Long Island, NY, Power Authority, Electric Systems Rev., “A”, 6%, 2033	185,000	210,663

		$1,572,349
Utilities - Other - 1.0%
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2019	$400,000	$406,268
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2021	195,000	196,455
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2022	100,000	100,398
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2023	140,000	139,990
Tennessee Energy Acquisition Corp., Gas Rev., “C”, 5%, 2021	235,000	232,965

		$1,076,076
Water & Sewer Utility Revenue - 7.1%
Baltimore, MD, Rev., LEVRRS, FRN, NATL, 10.786%, 2020 (p)	$3,000,000	$4,218,120
Baltimore, MD, Wastewater Rev. Project, “A”, NATL, 5.65%, 2020	2,000,000	2,406,040
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, 6%, 2044	1,000,000	1,043,580

		$7,667,740
Total Municipal Bonds		$105,604,556

Money Market Funds - 0.5%
MFS Institutional Money Market Portfolio, 0.05%, at Net Asset Value (v)	600,513	$600,513
Total Investments		$106,205,069

Other Assets, Less Liabilities - 1.5%		1,596,367
Net Assets - 100.0%		$107,801,436

(a)	Non-income producing security.
(b)	Mandatory tender date is earlier than stated maturity date.
(c)	Refunded bond.
(d)	In default. Interest and/or scheduled principal payment(s) have been missed.

4

Portfolio of Investments (unaudited) – continued

(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(p)	Primary inverse floater.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

COP	Certificate of Participation
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.

Insurers
AGM	Assured Guaranty Municipal
AMBAC	AMBAC Indemnity Corp.
ASSD GTY	Assured Guaranty Insurance Co.
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Administration
FNMA	Federal National Mortgage Assn.
GNMA	Government National Mortgage Assn.
NATL	National Public Finance Guarantee Corp.

Inverse Floaters
LEVRRS	Leveraged Reverse Rate Security
RIBS	Residual Interest Bonds

Derivative Contracts at 12/31/11

Futures Contracts Outstanding at 12/31/11

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Liability Derivatives
Interest Rate Futures
U.S. Treasury Bond 30 yr (Short)	USD	7	$1,013,688	March - 2012	$(13,752)
U.S. Treasury Note 10 yr (Short)	USD	6	786,750	March - 2012	(7,043)

					$(20,795)

At December 31, 2011, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

5

Supplemental Information

(unaudited)

(1)	Investment Valuations

Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures. The following is a summary of the levels used as of December 31, 2011 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Municipal Bonds	$ —	$105,604,556	$—	$105,604,556
Mutual Funds	600,513	—	—	600,513
Total Investments	$600,513	$105,604,556	$—	$106,205,069

Other Financial Instruments
Futures	$(20,795)	$—	$—	$(20,795)

For further information regarding security characteristics, see the Portfolio of Investments.

6

Supplemental Information (unaudited) – continued

(2)	Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$100,077,293
Gross unrealized appreciation	$7,138,782
Gross unrealized depreciation	(1,011,006)
Net unrealized appreciation (depreciation)	$6,127,776

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3)	Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	2,428,246	15,712,244	(17,539,977)	600,513

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$960	$600,513

7

MFS® Massachusetts Municipal Bond Fund

QUARTERLY REPORT

December 31, 2011

PORTFOLIO OF INVESTMENTS

12/31/11 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Municipal Bonds - 97.3%
General Obligations - General Purpose - 13.5%
Boston, MA, “B”, 4%, 2019	$2,000,000	$2,362,800
Boston, MA, “B”, 4%, 2021	1,870,000	2,215,183
Cambridge, MA, Municipal Purpose Loan, 4%, 2019	2,710,000	3,231,811
Commonwealth of Massachusetts, “A”, 5%, 2022	3,000,000	3,710,040
Commonwealth of Massachusetts, “B”, AGM, 5.25%, 2022 (f)	3,000,000	3,868,140
Commonwealth of Massachusetts, “B”, 5.25%, 2023	1,000,000	1,285,290
Commonwealth of Massachusetts, “B”, 5.25%, 2028	2,225,000	2,798,227
Commonwealth of Massachusetts, “C”, NATL, 5.5%, 2019	4,000,000	5,150,640
Commonwealth of Massachusetts, “C”, N ASSD GTY, 5.25%, 2024	2,300,000	2,688,309
Commonwealth of Massachusetts, “C”, AMBAC, 5%, 2032	4,815,000	5,241,176
Commonwealth of Puerto Rico, “A”, NATL, 5.5%, 2020	1,035,000	1,154,491
Commonwealth of Puerto Rico, Public Improvement, “B”, 6.5%, 2037	1,650,000	1,818,168
Puerto Rico Public Buildings Authority Rev., Guaranteed (Government Facilities), “I”, 5.25%, 2033	925,000	934,222
Puerto Rico Public Buildings Authority Rev., Guaranteed, “M”, 6.25%, 2023	605,000	705,091
State of California, 6%, 2039	1,555,000	1,767,615

		$38,931,203
General Obligations - Improvement - 0.4%
Guam Government, “A”, 6.75%, 2029	$685,000	$719,380
Guam Government, “A”, 5.25%, 2037	395,000	355,820
Guam Government, “A”, 7%, 2039	75,000	78,539

		$1,153,739
Healthcare Revenue - Hospitals - 13.8%
Escambia County, FL, Health Facilities Authority (Baptist Hospital, Inc.), “A”, 6%, 2036	$1,315,000	$1,341,458
Illinois Finance Authority Rev. (Little Company of Mary Hospital and Health Care Centers), 5.375%, 2040	410,000	413,206
Jefferson Parish, LA, Hospital Service District No. 2 (East Jefferson General Hospital), 6.25%, 2031	235,000	241,082
Jefferson Parish, LA, Hospital Service District No. 2 (East Jefferson General Hospital), 6.375%, 2041	935,000	951,288
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Owensboro Medical Health System), “A”, 6.375%, 2040	745,000	784,768
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Owensboro Medical Health System), “A”, 6.5%, 2045	520,000	550,290
Louisville & Jefferson County, KY, Metropolitan Government Healthcare Systems Rev. (Norton Healthcare, Inc.), 5.25%, 2036	1,180,000	1,191,222
Massachusetts Development Finance Agency Rev. (Tufts Medical Center), “I”, 7.25%, 2032	1,000,000	1,107,840
Massachusetts Development Finance Agency Rev. (UMass Memorial Medical Center, Inc.), “H”, 5.5%, 2031	1,000,000	1,019,990
Massachusetts Health & Educational Facilities Authority Rev. (Bay State Medical Center), “I”, 5.75%, 2036	500,000	516,875
Massachusetts Health & Educational Facilities Authority Rev. (Berkshire Health Systems), “E”, 6.25%, 2031	730,000	733,723
Massachusetts Health & Educational Facilities Authority Rev. (Boston Medical Center), 5.25%, 2038	1,000,000	915,930
Massachusetts Health & Educational Facilities Authority Rev. (Caregroup, Inc.), 5.125%, 2038	2,000,000	2,014,800
Massachusetts Health & Educational Facilities Authority Rev. (Caritas Christi), “B”, 6.25%, 2012 (c)	20,000	20,783
Massachusetts Health & Educational Facilities Authority Rev. (Catholic Health East Issue), 5.5%, 2012 (c)	1,575,000	1,646,363
Massachusetts Health & Educational Facilities Authority Rev. (Children’s Hospital), “M”, 5.25%, 2039	1,500,000	1,589,430
Massachusetts Health & Educational Facilities Authority Rev. (Children’s Hospital), “M”, 5.5%, 2039	1,000,000	1,078,270
Massachusetts Health & Educational Facilities Authority Rev. (Healthcare Systems), 6.5%, 2017	60,000	60,739
Massachusetts Health & Educational Facilities Authority Rev. (Healthcare Systems), 6%, 2031	790,000	798,421
Massachusetts Health & Educational Facilities Authority Rev. (Jordan Hospital), “D”, 5.25%, 2018	1,330,000	1,326,901
Massachusetts Health & Educational Facilities Authority Rev. (Lahey Clinic), “D”, 5.25%, 2037	1,550,000	1,572,460
Massachusetts Health & Educational Facilities Authority Rev. (Lowell General Hospital), “C”, 5.125%, 2035	1,600,000	1,519,376
Massachusetts Health & Educational Facilities Authority Rev. (Massachusetts Eye & Ear Infirmary), “C”, 5.375%, 2035	1,500,000	1,497,015
Massachusetts Health & Educational Facilities Authority Rev. (Milford-Whitinsville Hospital), “C”, 5.25%, 2018	1,500,000	1,477,140
Massachusetts Health & Educational Facilities Authority Rev. (New England Medical Center Hospital), “H”, FGIC, 5.375%, 2012 (c)	815,000	829,915
Massachusetts Health & Educational Facilities Authority Rev. (New England), “H”, FGIC, 5%, 2012 (c)	45,000	45,763
Massachusetts Health & Educational Facilities Authority Rev. (Partners Healthcare Systems), “G”, 5%, 2032	2,000,000	2,100,700
Massachusetts Health & Educational Facilities Authority Rev. (Partners Healthcare), “J-1”, 5%, 2039	2,000,000	2,082,320
Massachusetts Health & Educational Facilities Authority Rev. (Partners Healthcare), “J1”, 5%, 2034	1,375,000	1,444,149

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Healthcare Revenue - Hospitals - continued
Massachusetts Health & Educational Facilities Authority Rev. (South Shore), 5.625%, 2019	$740,000	$740,814
Massachusetts Health & Educational Facilities Authority Rev. (Southcoast Health Obligation), “D”, 5%, 2029	1,000,000	1,025,730
Massachusetts Health & Educational Facilities Authority Rev. (Southcoast Health Obligation), “D”, 5%, 2039	1,000,000	1,005,580
Massachusetts Health & Educational Facilities Authority Rev. (Winchester Hospital), 5.25%, 2038	2,000,000	1,980,220
Miami-Dade County, FL, Health Facilities Authority Hospital Rev. (Variety Children’s Hospital), “A”, 6%, 2030	430,000	462,143
New Hampshire Business Finance Authority Rev. (Elliot Hospital Obligated Group), “A”, 6.125%, 2039	655,000	667,642
New Hampshire Business Finance Authority Rev. (Huggins Hospital), 6.875%, 2039	35,000	36,084
Washington Health Care Facilities Authority Rev. (Central Washington Health Services), 6.75%, 2029	165,000	173,493
Washington Health Care Facilities Authority Rev. (Central Washington Health Services), 7%, 2039	395,000	414,904
Wisconsin Health & Educational Facilities Authority Rev. (ProHealth Care, Inc. Obligated Group), 6.625%, 2039	1,355,000	1,494,687
Wisconsin Health & Educational Facilities Authority Rev. (Wheaton Franciscan Healthcare), 5.25%, 2031	915,000	876,067

		$39,749,581
Healthcare Revenue - Long Term Care - 0.9%
Massachusetts Development Finance Agency Rev. (Adventcare), “A”, 6.75%, 2037	$500,000	$477,095
Massachusetts Development Finance Agency Rev. (Carleton-Willard Village), 5.625%, 2030	525,000	532,828
Massachusetts Development Finance Agency Rev. (Linden Ponds, Inc.), “A-1”, 6.25%, 2039	352,582	265,709
Massachusetts Development Finance Agency Rev. (Linden Ponds, Inc.), “A-2”, 5.5%, 2046	18,820	12,337
Massachusetts Development Finance Agency Rev. (Linden Ponds, Inc.), Capital Appreciation, “B”, 0%, 2056	93,608	962
Massachusetts Development Finance Agency Rev. (Loomis Communities, Inc.), “A”, 6.9%, 2032	530,000	538,173
Massachusetts Development Finance Agency Rev. (The Groves in Lincoln), “A”, 7.75%, 2039	500,000	501,615
Wisconsin Health & Educational Facilities Authority Rev. (St. John’s Community, Inc.), “A”, 7.25%, 2029	20,000	21,419
Wisconsin Health & Educational Facilities Authority Rev. (St. John’s Community, Inc.), “A”, 7.625%, 2039	130,000	138,323

		$2,488,461
Healthcare Revenue - Other - 0.7%
Massachusetts Health & Educational Facilities Authority Rev. (Dana Faber Cancer Institute), “K”, 5%, 2037	$2,000,000	$2,077,960

Human Services - 0.4%
Massachusetts Development Finance Agency Rev. (Evergreen Center, Inc.), 5.5%, 2035	$1,200,000	$1,122,840

Industrial Revenue - Airlines - 0.6%
Massachusetts Port Authority Rev., Special Facilities (U.S. Airways), NATL, 5.875%, 2016	$1,900,000	$1,871,424

Industrial Revenue - Environmental Services - 0.3%
Massachusetts Development Finance Agency Rev. (Waste Management, Inc.), FRN, 5.5%, 2027 (b)	$750,000	$813,173

Industrial Revenue - Other - 1.5%
Massachusetts Development Finance Agency Rev., Resource Recovery (Fluor Corp.), 5.625%, 2019	$1,675,000	$1,677,278
Massachusetts Industrial Finance Agency Rev. (Welch Foods, Inc.), 5.6%, 2017	2,100,000	2,105,523
Virgin Islands Public Finance Authority, Refinery Facilities Rev. (Hovensa Coker Project), 5.875%, 2022	595,000	539,266

		$4,322,067
Miscellaneous Revenue - Other - 5.3%
Martha’s Vineyard, MA, Land Bank Rev., AMBAC, 5%, 2029	$785,000	$805,355
Massachusetts Development Finance Agency Rev., 5.5%, 2020	1,205,000	1,461,545
Massachusetts Health & Educational Facilities Authority Rev., 5.5%, 2034	1,500,000	1,642,830
Massachusetts Health & Educational Facilities Authority Rev. (The Sterling & Francine Clark Art Institute), “B”, 5%, 2030	3,500,000	3,896,270
Massachusetts Health & Educational Facilities Authority Rev. (The Sterling & Francine Clark Art Institute), “B”, 5%, 2040	1,700,000	1,828,945
Massachusetts Port Authority Facilities Rev. (Boston Fuel Project), FGIC, 5%, 2024	2,000,000	2,082,680
Massachusetts Port Authority Facilities Rev. (Conrac Project), “A”, 5.125%, 2041	3,000,000	3,129,360
Miami-Dade County, FL, Special Obligation, Capital Appreciation, “C”, NATL, 0%, 2028	1,100,000	411,576

		$15,258,561
Multi-Family Housing Revenue - 5.3%
Massachusetts Development Finance Agency Rev. (Credit Housing-Chelsea Homes), “I-A”, LOC, 5%, 2024	$1,185,000	$1,198,201
Massachusetts Development Finance Agency Rev. (Morville House Apartments), “A”, LOC, 4.95%, 2023	2,500,000	2,527,625

2

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Multi-Family Housing Revenue - continued
Massachusetts Housing Finance Agency Rev., “A”, 5.25%, 2035	$1,000,000	$1,033,570
Massachusetts Housing Finance Agency Rev., “A”, 5.25%, 2048	1,000,000	1,003,970
Massachusetts Housing Finance Agency Rev., “C”, 5.35%, 2049	1,680,000	1,707,720
Massachusetts Housing Finance Agency Rev., “F”, 5.125%, 2034	720,000	719,482
Massachusetts Housing Finance Agency Rev., “P”, 5%, 2023	1,240,000	1,249,312
Massachusetts Housing Finance Agency Rev., “P”, 5.2%, 2045	1,445,000	1,433,541
Massachusetts Housing Finance Agency, “B”, 5.25%, 2030	1,700,000	1,722,967
Massachusetts Housing Finance Agency, Multi-Family Housing, “A”, 4.75%, 2030	1,425,000	1,464,900
Massachusetts Housing Finance Agency, Multi-Family Housing, “A”, 4.875%, 2032	1,190,000	1,229,401

		$15,290,689
Parking - 1.1%
Boston, MA, Metropolitan Transit Parking Corp., Systemwide Parking Rev., 5.25%, 2036	$3,000,000	$3,208,080

Port Revenue - 1.3%
Massachusetts Port Authority Rev., “A”, NATL, 5%, 2033	$1,265,000	$1,286,037
Massachusetts Port Authority Rev., “B”, 5%, 2040	2,000,000	2,133,840
Massachusetts Port Authority Rev., ETM, 13%, 2013 (c)	235,000	263,790

		$3,683,667
Sales & Excise Tax Revenue - 7.3%
Colorado Regional Transportation District, Private Activity Rev. (Denver Transportation Partners), 6%, 2041	$985,000	$1,010,738
Massachusetts Bay Transportation Authority, Sales Tax Rev., “A”, 5%, 2024	1,590,000	1,988,931
Massachusetts Bay Transportation Authority, Sales Tax Rev., “A”, 5%, 2031	2,045,000	2,453,121
Massachusetts Bay Transportation Authority, Sales Tax Rev., “A-1”, 5.25%, 2029	1,850,000	2,290,078
Massachusetts Bay Transportation Authority, Sales Tax Rev., “A-1”, 5.25%, 2032	1,945,000	2,356,445
Massachusetts Bay Transportation Authority, Sales Tax Rev., Capital Appreciation, 0%, 2034	4,000,000	1,391,320
Massachusetts School Building Authority, Dedicated Sales Tax Rev., AMBAC, 4.75%, 2032	2,000,000	2,098,220
Massachusetts School Building Authority, Dedicated Sales Tax Rev., “A”, AMBAC, 4.5%, 2035	950,000	981,350
Puerto Rico Infrastructure Financing Authority, Special Tax Rev., “C”, FGIC, 5.5%, 2022	1,050,000	1,172,399
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “A”, 5.5%, 2019 (c)	10,000	12,986
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “A”, 5.5%, 2028	1,040,000	1,135,337
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “A”, 5.375%, 2039	705,000	738,079
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “C”, 6%, 2039	1,070,000	1,179,868
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “C”, 5.25%, 2041	1,060,000	1,093,909
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, 0%, 2032	1,175,000	1,105,464

		$21,008,245
Single Family Housing - State - 2.2%
Massachusetts Housing Finance Agency, Single Family Housing Rev., “102”, 5%, 2029	$1,500,000	$1,500,855
Massachusetts Housing Finance Agency, Single Family Housing Rev., “122”, 4.85%, 2031	1,625,000	1,635,059
Massachusetts Housing Finance Agency, Single Family Housing Rev., “128”, AGM, 4.875%, 2038	1,110,000	1,114,995
Massachusetts Housing Finance Agency, Single Family Housing Rev., “138”, 5.35%, 2033	2,000,000	2,083,440

		$6,334,349
Solid Waste Revenue - 0.7%
Massachusetts Development Finance Agency, Resource Recovery Rev. (Ogden Haverhill Associates), “A”, 6.7%, 2014	$70,000	$70,273
Massachusetts Development Finance Agency, Resource Recovery Rev. (Ogden Haverhill Associates), “A”, 5.6%, 2019	1,925,000	1,929,543

		$1,999,816
State & Agency - Other - 0.5%
Massachusetts Development Finance Agency Rev. (Visual & Performing Arts Project), 6%, 2015	$1,235,000	$1,422,918

State & Local Agencies - 3.7%
Delaware Valley, PA, Regional Finance Authority, “C”, FRN, 1.103%, 2037	$1,370,000	$862,744
Massachusetts College Building Authority Project Rev., “A”, SYNCORA, 5%, 2043	2,110,000	2,140,595
Massachusetts College Building Authority Project Rev., Capital Appreciation, “A”, SYNCORA, 0%, 2022	8,310,000	5,957,688

3

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
State & Local Agencies - continued
Massachusetts State College, Building Authority Project Rev., “A”, 5.5%, 2049	$1,680,000	$1,803,194

		$10,764,221
Student Loan Revenue - 4.6%
Massachusetts Educational Financing Authority, “J”, 5.625%, 2029	$2,000,000	$2,082,780
Massachusetts Educational Financing Authority, Education Loan Rev., “E”, AMBAC, 5%, 2015	90,000	90,143
Massachusetts Educational Financing Authority, Education Loan Rev., “H”, ASSD GTY, 6.35%, 2030	1,960,000	2,074,719
Massachusetts Educational Financing Authority, Education Loan Rev., “I”, 6%, 2028	1,290,000	1,414,111
Massachusetts Educational Financing Authority, Education Loan Rev., “I-A”, 5.5%, 2022	3,000,000	3,399,570
Massachusetts Educational Financing Authority, Education Loan Rev., “I-A”, 5.15%, 2026	1,805,000	1,901,568
Massachusetts Educational Financing Authority, Education Loan Rev., “I-A”, 5.2%, 2027	860,000	902,966
Massachusetts Educational Financing Authority, Education Loan Rev., “Issue E”, AMBAC, 5.3%, 2016	1,360,000	1,362,652

		$13,228,509
Tax - Other - 1.0%
Guam Government Ltd. Obligation Rev., “A”, 5.375%, 2024	$260,000	$271,640
Guam Government Ltd. Obligation Rev., “A”, 5.625%, 2029	85,000	88,374
Massachusetts Special Obligation Dedicated Tax Rev., NATL, 5.5%, 2023	1,585,000	1,913,967
Virgin Islands Public Finance Authority Rev. (Diageo), “A”, 6.625%, 2029	600,000	660,258

		$2,934,239
Tobacco - 1.4%
Buckeye, OH, Tobacco Settlement Financing Authority, “A-2”, 5.125%, 2024	$315,000	$239,019
Children’s Trust Fund, Tobacco Settlement Rev., Puerto Rico, 5.5%, 2039	400,000	349,120
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A-1”, 5.75%, 2047	440,000	318,050
Illinois Railsplitter Tobacco Settlement Authority, 6%, 2028	1,335,000	1,435,165
New Jersey Tobacco Settlement Financing Corp., “1-A”, 5%, 2041	960,000	689,741
Tobacco Securitization Authority, Minnesota Tobacco Settlement Rev., “B”, 5.25%, 2031	945,000	966,593

		$3,997,688
Toll Roads - 1.5%
Massachusetts Department of Transportation, Metropolitan Highway System Rev., “B”, 5%, 2015	$1,500,000	$1,647,345
Massachusetts Department of Transportation, Metropolitan Highway System Rev., “B”, 5%, 2032	2,600,000	2,748,954

		$4,396,299
Transportation - Special Tax - 2.1%
Massachusetts Bay Transportation Authority, Sales Tax Rev., “C”, 5.5%, 2016	$4,825,000	$5,775,766
Massachusetts Bay Transportation Authority, Sales Tax Rev., ETM, “C”, 5.5%, 2016 (c)	200,000	240,972

		$6,016,738
Universities - Colleges - 18.4%
Illinois Finance Authority Rev. (Roosevelt University Project), 6.25%, 2029	$2,005,000	$2,111,445
Massachusetts Development Finance Agency Higher Education Rev. (Emerson College), “A”, 5%, 2023	1,750,000	1,828,435
Massachusetts Development Finance Agency Rev. (Boston College), “R-1”, 5%, 2024	3,950,000	4,641,645
Massachusetts Development Finance Agency Rev. (Boston University), “V-1”, 5%, 2029	2,165,000	2,324,149
Massachusetts Development Finance Agency Rev. (Curry College), “A”, ACA, 5%, 2036	2,000,000	1,867,060
Massachusetts Development Finance Agency Rev. (Hampshire College), 5.7%, 2034	1,000,000	994,860
Massachusetts Development Finance Agency Rev. (New England Conservatory of Music), 5.25%, 2038	2,000,000	2,005,440
Massachusetts Development Finance Agency Rev. (Pharmacy & Allied Health Sciences), 5.75%, 2013 (c)	1,000,000	1,090,070
Massachusetts Development Finance Agency Rev. (Simmons College), SYNCORA, 5.25%, 2026	2,250,000	2,351,070
Massachusetts Development Finance Agency Rev. (Suffolk University), 5.125%, 2040	1,000,000	985,990
Massachusetts Development Finance Agency Rev. (The Broad Institute, Inc.), “A”, 5.25%, 2037	2,000,000	2,113,780
Massachusetts Development Finance Agency Rev. (Western New England College), 6.125%, 2012 (c)	1,115,000	1,180,049
Massachusetts Development Finance Agency Rev. (Wheelock College), “C”, 5.25%, 2037	1,500,000	1,476,975
Massachusetts Health & Educational Facilities Authority Rev., 5%, 2037	2,000,000	2,047,920
Massachusetts Health & Educational Facilities Authority Rev. (Berklee College of Music), “A”, 5%, 2027	905,000	958,558
Massachusetts Health & Educational Facilities Authority Rev. (Boston College), 5.5%, 2027	1,735,000	2,193,023
Massachusetts Health & Educational Facilities Authority Rev. (Harvard University), 5.5%, 2036	1,500,000	1,719,900

4

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Universities - Colleges - continued
Massachusetts Health & Educational Facilities Authority Rev. (Lesley University), “A”, ASSD GTY, 5.25%, 2039	$1,000,000	$1,050,470
Massachusetts Health & Educational Facilities Authority Rev. (Massachusetts Institute of Technology), “A”, 5%, 2038	750,000	816,278
Massachusetts Health & Educational Facilities Authority Rev. (Massachusetts Institute of Technology), “I-1”, 5.2%, 2028	1,000,000	1,289,620
Massachusetts Health & Educational Facilities Authority Rev. (Northeastern University), “A”, 5%, 2015	1,130,000	1,269,306
Massachusetts Health & Educational Facilities Authority Rev. (Northeastern University), “A”, 5%, 2035	1,500,000	1,566,825
Massachusetts Health & Educational Facilities Authority Rev. (Simmons College), “I”, 8%, 2029	500,000	566,170
Massachusetts Health & Educational Facilities Authority Rev. (Stonehill College), 4.75%, 2026	750,000	779,198
Massachusetts Health & Educational Facilities Authority Rev. (Stonehill College), MSQLF, 4.875%, 2027	250,000	260,420
Massachusetts Health & Educational Facilities Authority Rev. (Stonehill College), 5%, 2028	640,000	672,602
Massachusetts Health & Educational Facilities Authority Rev. (Stonehill College), 5%, 2029	300,000	319,647
Massachusetts Health & Educational Facilities Authority Rev. (Suffolk University), “A”, 6.25%, 2030	2,000,000	2,164,940
Massachusetts Health & Educational Facilities Authority Rev. (Wheaton College), “F”, 5%, 2041	500,000	517,635
Massachusetts Health & Higher Educational Facilities Authority Rev. (Williams College), “H”, 5%, 2028	1,000,000	1,044,240
Massachusetts State College, Building Authority Project Rev., “A”, 5%, 2029	2,000,000	2,263,480
Massachusetts State College, Building Authority Project Rev., “A”, 5%, 2036	1,000,000	1,088,250
Pinellas County, FL, Educational Facilities Authority Rev. (Barry University), 6%, 2041	295,000	299,531
University of Massachusetts Building Authority Project Rev., 5%, 2034	1,000,000	1,071,400
University of Massachusetts Building Authority Project Rev., “1”, 5%, 2019	3,000,000	3,695,010
Wisconsin Health & Educational Facilities Authority Rev. (Beloit College), “A”, 6.125%, 2035	250,000	253,670
Wisconsin Health & Educational Facilities Authority Rev. (Beloit College), “A”, 6.125%, 2039	250,000	252,680

		$53,131,741
Universities - Secondary Schools - 3.0%
La Vernia, TX, Higher Education Finance Corp. Rev. (Lifeschool of Dallas), “A”, 7.5%, 2041	$665,000	$698,263
Massachusetts Development Finance Agency Rev. (Belmont Hill School), 4.375%, 2031	1,080,000	1,091,005
Massachusetts Development Finance Agency Rev. (Belmont Hill School), 4.5%, 2036	1,000,000	991,120
Massachusetts Development Finance Agency Rev. (Dexter School), 4.75%, 2032	1,130,000	1,150,668
Massachusetts Development Finance Agency Rev. (Dexter School), 5%, 2037	2,000,000	2,044,840
Massachusetts Development Finance Agency Rev. (Foxborough Regional Charter School), “A”, 6.375%, 2030	1,000,000	1,020,660
Massachusetts Development Finance Agency Rev. (Middlesex School), 5.125%, 2023	500,000	513,260
Massachusetts Development Finance Agency Rev. (Milton Academy), “A”, 5%, 2028	1,000,000	1,126,250

		$8,636,066
Utilities - Investor Owned - 0.4%
Massachusetts Development Finance Agency, Solid Waste Disposal Rev. (Dominion Energy Brayton), 5.75%, 2042 (b)	$1,000,000	$1,139,320

Utilities - Municipal Owned - 0.9%
California Department of Water Resources, Power Supply Rev., “N”, 5%, 2020	$1,105,000	$1,373,272
Guam Power Authority Rev., “A”, 5.5%, 2030	590,000	597,705
Massachusetts Development Finance Agency Rev. (Devens Electrical Systems), 5.625%, 2016	725,000	733,562

		$2,704,539
Utilities - Other - 0.7%
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2019	$805,000	$817,614
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2021	405,000	408,011
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2022	210,000	210,836
Tennessee Energy Acquisition Corp., Gas Rev., “C”, 5%, 2021	480,000	475,843

		$1,912,304
Water & Sewer Utility Revenue - 3.8%
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, 6%, 2038	$2,000,000	$2,107,400
Guam Government Waterworks Authority, Water & Wastewater System Rev., 5.625%, 2040	305,000	298,430
Massachusetts Water Pollution Abatement Trust, 5.25%, 2027	1,280,000	1,626,982
Massachusetts Water Pollution Abatement Trust, 5.25%, 2033	2,000,000	2,502,420
Massachusetts Water Pollution Abatement Trust Rev., Unrefunded Balance, “5”, 5.75%, 2017	25,000	25,082
Massachusetts Water Pollution Abatement Trust, “10”, 5%, 2029	160,000	170,768
Massachusetts Water Pollution Abatement Trust, “10”, 5%, 2034	145,000	152,566

5

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Water & Sewer Utility Revenue - continued
Massachusetts Water Pollution Abatement Trust, “A”, 5%, 2032	$75,000	$75,899
Massachusetts Water Resources Authority, “B”, AGM, 5.25%, 2029	595,000	743,310
Massachusetts Water Resources Authority, General Rev., “B”, AGM, 5.25%, 2031	1,625,000	2,001,870
Massachusetts Water Resources Authority, General Rev., “B”, 5%, 2034	655,000	710,767
Massachusetts Water Resources Authority, General Rev., “J”, AGM, 5%, 2023	500,000	513,630

		$10,929,124
Total Municipal Bonds		$280,527,561

Money Market Funds - 2.4%
MFS Institutional Money Market Portfolio, 0.05%, at Net Asset Value (v)	6,980,342	$6,980,342
Total Investments		$287,507,903

Other Assets, Less Liabilities - 0.3%		778,849
Net Assets - 100.0%		$288,286,752

(b)	Mandatory tender date is earlier than stated maturity date.
(c)	Refunded bond.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ETM	Escrowed to Maturity
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
LOC	Letter of Credit

Insurers
ACA	ACA Financial Guaranty Corp.
AGM	Assured Guaranty Municipal
AMBAC	AMBAC Indemnity Corp.
ASSD GTY	Assured Guaranty Insurance Co.
FGIC	Financial Guaranty Insurance Co.
MSQLF	Michigan Student Qualified Loan Fund
NATL	National Public Finance Guarantee Corp.
SYNCORA	Syncora Guarantee Inc.

Derivative Contracts at 12/31/11

Futures Contracts Outstanding at 12/31/11

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Liability Derivatives
Interest Rate Futures
U.S. Treasury Bond 30 yr (Short)	USD	20	$2,896,250	March - 2012	$(39,291)
U.S. Treasury Note 10 yr (Short)	USD	10	1,311,250	March - 2012	(11,739)

					$(51,030)

At December 31, 2011, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

6

Supplemental Information

12/31/11 (unaudited)

(1)	Investment Valuations

Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures. The following is a summary of the levels used as of December 31, 2011 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$280,527,561	$—	$280,527,561
Mutual Funds	6,980,342	—	—	6,980,342
Total Investments	$6,980,342	$280,527,561	$—	$287,507,903

Other Financial Instruments
Futures	$(51,030)	$—	$—	$(51,030)

For further information regarding security characteristics, see the Portfolio of Investments.

7

Supplemental Information (unaudited) – continued

(2)	Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$268,115,177
Gross unrealized appreciation	$19,877,948
Gross unrealized depreciation	(485,222)
Net unrealized appreciation (depreciation)	$19,392,726

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3)	Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	$5,111,557	$62,509,521	$(60,640,736)	$6,980,342

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$4,602	$6,980,342

8

MFS® Mississippi

Municipal Bond Fund

QUARTERLY REPORT

December 31, 2011

PORTFOLIO OF INVESTMENTS

12/31/11 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Municipal Bonds - 96.1%
Airport Revenue - 1.4%
Jackson, MS, Municipal Airport Authority, Airport Rev., “A”, AMBAC, 5%, 2031	$1,510,000	$1,552,876

General Obligations - General Purpose - 10.3%
Canton, MS, Mississippi Development Bank Special Obligation, “A”, AGM, 5.75%, 2031	$625,000	$694,869
Commonwealth of Puerto Rico, “A”, 5.25%, 2027	455,000	467,799
Commonwealth of Puerto Rico, “A”, 5.375%, 2033	220,000	221,254
Commonwealth of Puerto Rico, “A”, 6%, 2038	365,000	384,601
Commonwealth of Puerto Rico, Public Improvement, FGIC, 5.5%, 2016	3,220,000	3,564,282
Commonwealth of Puerto Rico, Public Improvement, “B”, 6.5%, 2037	1,250,000	1,377,400
Jackson County, MS, Development Bank Special Obligations, AGM, 5.25%, 2020	620,000	763,580
Jackson County, MS, Development Bank Special Obligations, ASSD GTY, 5.625%, 2039	1,000,000	1,082,070
Puerto Rico Public Buildings Authority Rev., Guaranteed (Government Facilities), “I”, 5.25%, 2033	410,000	414,088
Puerto Rico Public Buildings Authority Rev., Guaranteed, “M”, 6.25%, 2023	335,000	390,422
Puerto Rico Public Buildings Authority Rev., Guaranteed, “M”, 6.25%, 2031	370,000	430,717
State of California, 6%, 2039	700,000	795,711
State of Mississippi, “A”, 5.5%, 2019	1,000,000	1,280,820

		$11,867,613
General Obligations - Improvement - 2.4%
Guam Government, “A”, 6.75%, 2029	$35,000	$36,757
Guam Government, “A”, 5.25%, 2037	155,000	139,626
Guam Government, “A”, 7%, 2039	40,000	41,887
Mississippi Development Bank Special Obligation (Greenville, MS Project), 5%, 2027	225,000	192,060
State of Mississippi, “A”, 5%, 2018	1,000,000	1,231,440
State of Mississippi, Capital Improvement Projects, “A”, 5%, 2030	1,000,000	1,143,250

		$2,785,020
General Obligations - Schools - 0.5%
Jackson, MS, Public School District, Capital Appreciation, “B”, AMBAC, 0%, 2023	$1,000,000	$546,710

Healthcare Revenue - Hospitals - 12.2%
Gulfport, MS, Hospital Facilities Rev. (Memorial Hospital), NATL, 6.125%, 2015	$1,850,000	$1,856,845
Gulfport, MS, Hospital Facilities Rev. (Memorial Hospital), NATL, 6.2%, 2018	1,000,000	1,003,860
Gulfport, MS, Hospital Facilities Rev. (Memorial Hospital), 5.75%, 2031	500,000	500,240
Hinds County, MS, Rev. (Methodist Hospital & Rehabilitation), AMBAC, 5.6%, 2012	385,000	387,895
Illinois Finance Authority Rev. (Resurrection Health), 6.125%, 2025	105,000	109,695
Illinois Finance Authority Rev. (Silver Cross Hospital & Medical Centers), 7%, 2044	325,000	341,764
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Owensboro Medical Health System), “A”, 6.375%, 2040	380,000	400,284
Louisville & Jefferson County, KY, Metropolitan Government Healthcare Systems Rev. (Norton Healthcare, Inc.), 5.25%, 2036	320,000	323,043
Miami-Dade County, FL, Health Facilities Authority Hospital Rev. (Variety Children’s Hospital), “A”, 6%, 2030	80,000	85,980
Mississippi Development Bank Special Obligation (Magnolia Regional Health Center Project), “A”, 6.75%, 2036	500,000	526,920
Mississippi Hospital Equipment & Facilities Authority Rev. (Baptist Memorial Healthcare), “B-1”, 5%, 2024	1,000,000	1,032,550
Mississippi Hospital Equipment & Facilities Authority Rev. (Clay County Medical Corp.), 5%, 2039	2,000,000	2,072,920
Mississippi Hospital Equipment & Facilities Authority Rev. (Delta Regional Medical Center), FHA, 5%, 2035	1,000,000	1,009,320
Mississippi Hospital Equipment & Facilities Authority Rev. (Forrest County General Hospital), 5.25%, 2029	1,000,000	1,028,890
Mississippi Hospital Equipment & Facilities Authority Rev. Refunding & Improvement, Hospital South Central, 5.25%, 2031	500,000	492,090
Mississippi Hospital Equipment & Facilities Authority Rev., Refunding & Improvement, Southwest Regional Medical Center, 5.5%, 2019	250,000	254,610
Mississippi Hospital Equipment & Facilities Authority Rev., Refunding & Improvement, Southwest Regional Medical Center, 5.75%, 2023	250,000	251,693
New Hampshire Business Finance Authority Rev. (Elliot Hospital Obligated Group), “A”, 6%, 2027	215,000	222,639
New Hampshire Business Finance Authority Rev. (Elliot Hospital Obligated Group), “A”, 6.125%, 2039	550,000	560,615

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Healthcare Revenue - Hospitals - continued
St. Petersburg, FL, Health Facilities Authority Rev., 6.5%, 2039	$135,000	$149,035
Washington Health Care Facilities Authority Rev. (Central Washington Health Services), 6.75%, 2029	75,000	78,860
Washington Health Care Facilities Authority Rev. (Central Washington Health Services), 7%, 2039	185,000	194,322
Wisconsin Health & Educational Facilities Authority Rev. (ProHealth Care, Inc. Obligated Group), 6.625%, 2039	640,000	705,978
Wisconsin Health & Educational Facilities Authority Rev. (Wheaton Franciscan Healthcare), 5.25%, 2031	430,000	411,704

		$14,001,752
Industrial Revenue - Other - 0.2%
Virgin Islands Public Finance Authority, Refinery Facilities Rev. (Hovensa Coker Project), 5.875%, 2022	$210,000	$190,329

Industrial Revenue - Paper - 1.4%
Lowndes County, MS, Solid Waste Disposal & Pollution Control Rev. (Weyerhaeuser Co.), 6.8%, 2022	$750,000	$815,063
Warren County, MS, Environmental Improvement Rev. (International Paper Co.), “A”, 4.4%, 2015	750,000	784,590

		$1,599,653
Miscellaneous Revenue - Other - 0.5%
Citizens Property Insurance Corp., FL, “A-1”, 5%, 2019	$50,000	$55,474
Citizens Property Insurance Corp., FL, “A-1”, 5%, 2020	500,000	552,275

		$607,749
Multi-Family Housing Revenue - 0.9%
Mississippi Home Corp. Rev. (Kirkwood Apartments Project), 6.8%, 2037 (d)(q)	$150,000	$83,847
Mississippi Home Corp., Multifamily Rev. (Providence Place of Senatobia LLC), GNMA, 5.35%, 2048	1,000,000	968,440

		$1,052,287
Sales & Excise Tax Revenue - 2.7%
Colorado Regional Transportation District, Private Activity Rev. (Denver Transportation Partners), 6%, 2041	$450,000	$461,759
Guam Government Business Privilege Tax Rev., “A”, 5.25%, 2036	295,000	313,620
Massachusetts Bay Transportation Authority, Sales Tax Rev., “A-1”, 5.25%, 2029	750,000	928,410
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., 5.25%, 2057	720,000	742,032
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “A”, 5.375%, 2039	315,000	329,780
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, 0%, 2033	1,085,000	301,825

		$3,077,426
Single Family Housing - Other - 1.3%
Mississippi Business Finance Corp., Rev. (Statesman Housing LLC Project), “A”, 4.75%, 2039	$1,500,000	$1,506,450

Single Family Housing - State - 4.4%
Mississippi Home Corp. Rev., Single Family Mortgage Rev., “A-2”, GNMA, 5.3%, 2034	$205,000	$214,139
Mississippi Home Corp. Rev., Single Family Rev., “A-2“, GNMA, 5.625%, 2039	270,000	280,228
Mississippi Home Corp. Rev., Single Family Rev., “A-2”, GNMA, 5.3%, 2023	350,000	352,027
Mississippi Home Corp. Rev., Single Family Rev., “B”, GNMA, 5.3%, 2035	320,000	321,766
Mississippi Home Corp. Rev., Single Family Rev., “B-2”, GNMA, 6.375%, 2032	165,000	174,095
Mississippi Home Corp. Rev., Single Family Rev., “B-2”, GNMA, 6.45%, 2033	190,000	198,554
Mississippi Home Corp. Rev., Single Family Rev., “C”, GNMA, 4.95%, 2025	370,000	373,530
Mississippi Home Corp., Homeownership Mortgage Rev., “A”, 4.55%, 2031	1,985,000	2,030,873
Mississippi Home Corp., Single Family Rev., “A-2”, GNMA, 6.5%, 2032	90,000	95,679
Mississippi Housing Finance Corp., Single Family Mortgage Rev., Capital Appreciation, ETM, 0%, 2015 (c)	1,000,000	963,980

		$5,004,871
State & Agency - Other - 1.5%
Mississippi Development Bank Special Obligations, Harrison County Mississippi Highway Construction, “N”, FGIC, 5%, 2026	$1,000,000	$1,076,610
New York State Dormitory Authority Rev. (State University), “B”, FGIC, 5.25%, 2019	535,000	620,156

		$1,696,766
State & Local Agencies - 18.6%
Los Angeles, CA, Municipal Improvement Corp. Lease Rev. (Real Property), “E”, 6%, 2039	$190,000	$204,071
Mississippi Development Bank (Harrison County Coliseum), “A”, 5.25%, 2034	1,000,000	1,133,930

2

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
State & Local Agencies - continued
Mississippi Development Bank Special Obligation (Capital Project & Equipment Prepayment), AGM, 5%, 2028	$1,320,000	$1,399,820
Mississippi Development Bank Special Obligation (Department of Corrections), “C”, 5.25%, 2027	1,000,000	1,107,520
Mississippi Development Bank Special Obligation (Department of Rehabilitation Services Capital Improvement Project), AGM, 5%, 2023	345,000	403,788
Mississippi Development Bank Special Obligation (Department of Rehabilitation Services Capital Improvement Project), AGM, 5%, 2024	360,000	415,217
Mississippi Development Bank Special Obligation (Department of Rehabilitation Services Capital Improvement Project), AGM, 5%, 2025	380,000	432,592
Mississippi Development Bank Special Obligation (Forrest County Public Improvement Project), 5%, 2029	1,000,000	1,076,860
Mississippi Development Bank Special Obligation (Harrison County), “D”, ASSD GTY, 4.75%, 2028	1,120,000	1,222,872
Mississippi Development Bank Special Obligation (Jackson County), ASSD GTY, 5%, 2022	500,000	548,260
Mississippi Development Bank Special Obligation (Jackson County), ASSD GTY, 5.375%, 2036	500,000	522,870
Mississippi Development Bank Special Obligation (Jackson Public School District), AGM, 5.375%, 2028	1,000,000	1,100,680
Mississippi Development Bank Special Obligation (Mississippi Highway Construction), AMBAC, 4.75%, 2035	1,000,000	1,049,910
Mississippi Development Bank Special Obligation (Montfort Jones Memorial Hospital Project), 5.75%, 2036	500,000	523,080
Mississippi Development Bank Special Obligation (Southaven Water & Sewer System), ASSD GTY, 5%, 2029	750,000	821,625
Mississippi Development Bank Special Obligation (Washington County Regional Correctional Facility), ASSD GTY, 4.75%, 2031	1,200,000	1,286,460
Mississippi Development Bank Special Obligations (City of Jackson, MS), AMBAC, 4.375%, 2031	1,400,000	1,436,036
Mississippi Development Bank Special Obligations (Correctional Facilities), “A”, AMBAC, 5.125%, 2025	1,000,000	1,008,530
Mississippi Development Bank Special Obligations (DeSoto County Regional Utility Authority), 5.25%, 2031	905,000	945,390
Mississippi Development Bank Special Obligations (Mississippi, Ltd. Tax Hospital Rev.), 5.1%, 2020	1,000,000	1,041,200
Mississippi Development Bank Special Obligations (Natchez Mississippi Convention Center), AMBAC, 6%, 2013 (c)	750,000	816,788
Mississippi Development Bank Special Obligations (Tunica County Building Project), AMBAC, 5%, 2026	1,695,000	1,736,697
Mississippi Development Bank Special Obligations, Madison County (Highway Construction), FGIC, 5%, 2027	500,000	549,420
Virginia Public School Authority, Special Obligation Montgomery County, 5%, 2030	555,000	624,908

		$21,408,524
Tax - Other - 1.5%
Guam Government Ltd. Obligation Rev., “A”, 5.375%, 2024	$125,000	$130,596
Guam Government Ltd. Obligation Rev., “A”, 5.625%, 2029	40,000	41,588
Virgin Islands Public Finance Authority Rev. (Diageo Project), “A”, 6.75%, 2037	110,000	120,372
Virgin Islands Public Finance Authority Rev., “A”, 5.25%, 2024	135,000	138,201
Virgin Islands Public Finance Authority Rev., “A-1”, 5%, 2029	790,000	803,122
Virgin Islands Public Finance Authority Rev., “A-1”, 5%, 2039	95,000	93,590
Virgin Islands Public Finance Authority Rev., “B”, 5%, 2025	85,000	88,139
Virgin Islands Public Finance Authority Rev., Matching Fund Loan Note, “A”, 6%, 2039	295,000	309,278

		$1,724,886
Tobacco - 1.2%
Buckeye, OH, Tobacco Settlement Financing Authority, “A-2”, 5.125%, 2024	$150,000	$113,819
Illinois Railsplitter Tobacco Settlement Authority, 6%, 2028	420,000	451,513
New Jersey Tobacco Settlement Financing Corp., “1-A”, 5%, 2041	530,000	380,794
Tobacco Securitization Authority, Minnesota Tobacco Settlement Rev., “B”, 5.25%, 2031	370,000	378,455

		$1,324,581
Transportation - Special Tax - 2.1%
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., AGM, 5.25%, 2033	$1,135,000	$1,217,265
Mississippi Development Bank Special Obligations, Madison County (Road & Bridge), AMBAC, 5.1%, 2013 (c)	1,175,000	1,249,742

		$2,467,007
Universities - Colleges - 15.0%
Alcorn State University, MS, Educational Building Corp. Rev. (Student Housing Project), “A”, 5.125%, 2034	$1,000,000	$1,064,010
Alcorn State University, MS, Educational Building Corp. Rev. (Student Housing Project), “A”, 5.25%, 2039	920,000	983,876
Jackson State University, Educational Building Corp. Rev. (Campus Facilities), “A”, FGIC, 5%, 2014 (c)	3,100,000	3,351,968
Jackson State University, Educational Building Corp. Rev. (Student Recreation Center), AMBAC, 5.125%, 2012 (c)	750,000	761,888
Jackson State University, Educational Building Corp. Rev., “A-1”, 5%, 2034	1,500,000	1,600,200
Massachusetts Health & Educational Facilities Authority Rev. (Massachusetts Institute of Technology), “I-1”, 5.2%, 2028	920,000	1,186,450

3

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Universities - Colleges - continued
Massachusetts State College, Building Authority Project Rev., “A”, 5%, 2036	$360,000	$391,770
Medical Center, Educational Building Corp. Rev. (University of Mississippi Medical Center), “B”, AMBAC, 5.5%, 2023	1,000,000	1,136,550
Mississippi Valley State University, Educational Building Corp. Rev., AMBAC, 4.5%, 2037	2,000,000	2,032,100
University of Mississippi, Educational Building Corp. Rev. (Residential College Project), “A”, 5%, 2033	1,500,000	1,592,295
University of Mississippi, Educational Building Corp. Rev. (Residential College Project), “C”, 4.75%, 2034	715,000	741,434
University of Southern Mississippi, COP (Package Facilities Project), ASSD GTY, 5.125%, 2039	500,000	520,430
University of Southern Mississippi, Educational Building Corp. Rev. (Athletics Facilities Improvement Project), AGM, 5%, 2034	750,000	785,303
University of Southern Mississippi, Educational Building Corp. Rev., “B”, AGM, 5%, 2032	1,000,000	1,049,600

		$17,197,874
Universities - Dormitories - 0.9%
Mississippi State University, Educational Building Corp., 5%, 2036	$1,000,000	$1,063,300

Utilities - Investor Owned - 1.0%
Farmington, NM, Pollution Control Rev. (Arizona Public Service Co.), “A”, 4.7%, 2024	$410,000	$433,009
Michigan Strategic Fund Ltd. Obligation Rev. (Detroit Edison Co.), 5.625%, 2020	370,000	436,537
Michigan Strategic Fund Ltd. Obligation Rev. (Detroit Edison Co.), 5.5%, 2029 (b)	265,000	307,721

		$1,177,267
Utilities - Municipal Owned - 4.4%
Guam Power Authority Rev., “A”, AMBAC, 5.25%, 2013	$1,000,000	$1,001,340
Long Island, NY, Power Authority, Electric Systems Rev., “A”, 6%, 2033	155,000	176,502
Mississippi Business Finance Corp., Gulf Opportunity Zone Rev., “A”, 5%, 2037	1,000,000	1,020,200
Mississippi Development Bank Special Obligation (Columbus Electric Systems Project), ASSD GTY, 4.7%, 2027	155,000	166,842
Mississippi Development Bank Special Obligation (Columbus Electric Systems Project), ASSD GTY, 4.75%, 2028	100,000	107,354
Mississippi Development Bank Special Obligation (Columbus Electric Systems Project), ASSD GTY, 4.85%, 2029	485,000	520,861
Mississippi Development Bank Special Obligation (Municipal Energy Agency Power Supply Project), “A”, SYNCORA, 5%, 2026	1,000,000	1,009,270
Puerto Rico Electric Power Authority Rev., “WW”, 5.25%, 2025	1,000,000	1,059,680

		$5,062,049
Utilities - Other - 0.6%
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2019	$375,000	$380,876
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2021	185,000	186,380
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2022	95,000	95,378

		$662,634
Water & Sewer Utility Revenue - 11.1%
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, 6%, 2044	$2,000,000	$2,087,160
Grenada, MS, Development Bank Special Obligations (Water & Sewer Systems Project), “N”, AGM, 5%, 2030	1,000,000	1,032,270
Guam Government Waterworks Authority, Water & Wastewater System Rev., 5.625%, 2040	285,000	278,861
Mississippi Development Bank Special Obligations (Combined Water Sewer & Solid Waste Management), AGM, 5.25%, 2021	1,270,000	1,348,740
Mississippi Development Bank Special Obligations (Combined Water Sewer & Solid Waste Management), AGM, 5.05%, 2027	1,610,000	1,678,811
Mississippi Development Bank Special Obligations (Gulfport Water & Sewer Project), AGM, 5.625%, 2012 (c)	500,000	523,160
Mississippi Development Bank Special Obligations (Gulfport Water & Sewer Project), “A”, FGIC, 5.25%, 2012 (c)	2,000,000	2,049,020
Mississippi Development Bank Special Obligations (Jackson Water & Sewer System Project), AGM, 5%, 2029	2,000,000	2,096,600
Mississippi Development Bank Special Obligations (Jackson Water & Sewer System Project), FGIC, 5%, 2012 (c)	250,000	257,808
Mississippi Development Bank Special Obligations (Jackson Water & Sewer System Project), “A”, AGM, 5%, 2023	1,220,000	1,397,852

		$12,750,282
Total Municipal Bonds		$110,327,906

Money Market Funds - 2.8%
MFS Institutional Money Market Portfolio, 0.05%, at Net Asset Value (v)	3,263,409	$3,263,409
Total Investments		$113,591,315

Other Assets, Less Liabilities - 1.1%		1,217,804
Net Assets - 100.0%		$114,809,119

4

Portfolio of Investments (unaudited) – continued

(b)	Mandatory tender date is earlier than stated maturity date.
(c)	Refunded bond.
(d)	In default. Interest and/or scheduled principal payment(s) have been missed.
(q)	Interest received was less than stated coupon rate.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

COP	Certificate of Participation
ETM	Escrowed to Maturity

Insurers
AGM	Assured Guaranty Municipal
AMBAC	AMBAC Indemnity Corp.
ASSD GTY	Assured Guaranty Insurance Co.
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Administration
GNMA	Government National Mortgage Assn.
NATL	National Public Finance Guarantee Corp.
SYNCORA	Syncora Guarantee Inc.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

5

Supplemental Information

(unaudited)

(1)	Investment Valuations

Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of December 31, 2011 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$110,327,906	$—	$110,327,906
Mutual Funds	3,263,409	—	—	3,263,409
Total Investments	$3,263,409	$110,327,906	$—	$113,591,315

For further information regarding security characteristics, see the Portfolio of Investments.

(2)	Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$108,258,180
Gross unrealized appreciation	$5,533,178
Gross unrealized depreciation	(200,043)
Net unrealized appreciation (depreciation)	$5,333,135

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

6

Supplemental Information (unaudited) – continued

(3)	Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	1,934,688	20,881,777	(19,553,056)	3,263,409

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$1,491	$3,263,409

7

MFS® Municipal Income Fund

QUARTERLY REPORT

December 31, 2011

PORTFOLIO OF INVESTMENTS

12/31/11 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Municipal Bonds - 97.6%
Airport Revenue - 1.7%
Chicago, IL, O’Hare International Airport Rev., Third Lien, “A”, 5.625%, 2035	$7,125,000	$7,783,745
Greater Orlando Aviation Authority, Airport Facilities Rev., “A”, 5%, 2039	500,000	518,230
Houston, TX, Airport System Rev., “B”, 5%, 2026	1,855,000	2,032,486
Los Angeles, CA, Department of Airports Rev. (Los Angeles International), “A”, 5%, 2029	2,990,000	3,269,475
Miami-Dade County, FL, Aviation Rev., “B”, AGM, 5%, 2035	5,885,000	6,086,679
Niagara, NY, Frontier Transportation Authority Rev. (Buffalo-Niagara International Airport), NATL, 5.875%, 2013	1,485,000	1,486,559
Port Authority NY & NJ, Special Obligation Rev. (JFK International Air Terminal LLC), 6%, 2036	2,315,000	2,450,613
San Jose, CA, Airport Rev., “A-2”, 5.25%, 2034	7,570,000	7,922,308

		$31,550,095
General Obligations - General Purpose - 6.6%
Cape Coral, FL, Special Obligation Rev., NATL, 5%, 2030	$500,000	$528,435
Chicago, IL, Greater Chicago Metropolitan Water Reclamation District, “C”, 5%, 2029	9,145,000	10,383,050
Commonwealth of Massachusetts, “A”, AMBAC, 5.5%, 2030	5,000,000	6,347,050
Commonwealth of Puerto Rico, “A”, ETM, FGIC, 5.5%, 2015 (c)(u)	5,580,000	6,488,927
Commonwealth of Puerto Rico, “A”, ETM, FGIC, 5.5%, 2015 (c)	5,000	5,814
Commonwealth of Puerto Rico, Public Improvement, “B”, 6.5%, 2037	2,180,000	2,402,186
Country Club Hills, IL, NATL, 5%, 2031	3,170,000	2,816,482
Detroit, MI, 5.25%, 2035	5,000,000	5,196,400
Las Vegas Valley, NV, Water District, “C”, 5%, 2029	8,145,000	8,851,172
Luzerne County, PA, AGM, 6.75%, 2023	1,200,000	1,415,280
New York, NY, “B”, 5%, 2020	10,730,000	13,112,275
Palm Beach County, FL, Public Improvement Rev. “2”, 5.375%, 2028	1,000,000	1,128,390
State of California, 5.25%, 2028	2,965,000	3,281,514
State of California, 6.5%, 2033	4,000,000	4,795,200
State of California, 6%, 2039	3,000,000	3,410,190
State of Hawaii, “DZ”, 5%, 2031	2,230,000	2,531,897
State of Maryland, “C”, 5%, 2019	6,890,000	8,739,069
State of Tennessee, “A”, 5%, 2029	1,000,000	1,171,460
State of Washington, 6%, 2012	4,360,000	4,462,460
State of Washington, “A”, NATL, 5%, 2033	5,000,000	5,492,850
Washington Motor Vehicle Fuel Tax, “B”, NATL, 5%, 2032 (u)	25,010,000	27,285,910

		$119,846,011
General Obligations - Improvement - 1.1%
Guam Government, “A”, 7%, 2039	$910,000	$952,934
Massachusetts Bay Transportation Authority, “A”, ETM 7%, 2021 (c)	4,700,000	5,596,572
Massachusetts Bay Transportation Authority, “A”, 7%, 2021	5,485,000	6,503,016
Massachusetts Bay Transportation Authority, “C”, ETM 6.1%, 2013 (c)	3,640,000	3,767,473
Massachusetts Bay Transportation Authority, “C”, 6.1%, 2013	3,355,000	3,466,520

		$20,286,515
General Obligations - Schools - 4.9%
Beverly Hills, CA, Unified School District (Election of 2008), Capital Appreciation, 0%, 2031	$2,010,000	$750,112
Beverly Hills, CA, Unified School District (Election of 2008), Capital Appreciation, 0%, 2032	2,035,000	706,389
Beverly Hills, CA, Unified School District (Election of 2008), Capital Appreciation, 0%, 2033	4,070,000	1,333,495
Chicago, IL, Board of Education, NATL, 6.25%, 2015	15,670,000	16,603,305
Chicago, IL, Board of Education, “A”, 5%, 2041	2,700,000	2,782,863
Escondido, CA, Union High School District (Election of 2008), Capital Appreciation, “A”, ASSD GTY, 0%, 2030	4,495,000	1,591,320
Escondido, CA, Union High School District (Election of 2008), Capital Appreciation, “A”, ASSD GTY, 0%, 2031	4,015,000	1,306,280
Escondido, CA, Union High School District (Election of 2008), Capital Appreciation, “A”, ASSD GTY, 0%, 2032	2,825,000	852,416
Escondido, CA, Union High School District (Election of 2008), Capital Appreciation, “A”, ASSD GTY, 0%, 2033	2,785,000	771,501
Florida Board of Education, Capital Outlay, 9.125%, 2014	1,685,000	1,800,642

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
General Obligations - Schools - continued
Florida Board of Education, Capital Outlay, “E”, 5%, 2023	$250,000	$294,088
Florida Board of Education, Capital Outlay, ETM, 9.125%, 2014 (c)	665,000	776,700
Florida Board of Education, Public Education, “J”, 5%, 2033	1,000,000	1,027,660
Fresno, CA, Unified School District, NATL, 6.55%, 2020	1,225,000	1,328,096
Gilroy, CA, Unified School District, FGIC, 5%, 2027	1,000,000	1,031,400
Hartnell, CA, Community College District (Election of 2002), Capital Appreciation, “D”, 0%, 2039	9,645,000	1,409,520
Knox County, KY, SYNCORA, 5.5%, 2014 (c)	640,000	722,662
Knox County, KY, SYNCORA, 5.625%, 2014 (c)	1,150,000	1,302,640
Lancaster, TX, Independent School District, Capital Appreciation, AGM, 0%, 2014 (c)	2,250,000	1,075,073
Lancaster, TX, Independent School District, Capital Appreciation, AGM, 0%, 2014 (c)	2,000,000	898,560
Long Beach, CA, Community College District (Election of 2008), Capital Appreciation, “A”, AGM, 0%, 2028	5,025,000	2,079,848
Los Angeles, CA, Community College District (Election of 2008), “C”, 5.25%, 2039	5,000,000	5,549,200
Los Angeles, CA, Unified School District, “D”, 5%, 2034	825,000	865,945
Menlo Park, CA, City School District (Election of 2006), Capital Appreciation, 0%, 2044	10,000,000	4,481,200
Merced, CA, Union High School District, Capital Appreciation, “A”, ASSD GTY, 0%, 2030	580,000	200,570
Newport Mesa, CA, Unified School District (Election of 2005), Capital Appreciation, 0%, 2041	12,035,000	1,656,618
Oceanside, CA, Unified School District, Capital Appreciation, ASSD GTY, 0%, 2024	2,900,000	1,554,835
Oceanside, CA, Unified School District, Capital Appreciation, ASSD GTY, 0%, 2027	1,930,000	840,515
Oceanside, CA, Unified School District, Capital Appreciation, ASSD GTY, 0%, 2029	3,915,000	1,485,860
Oceanside, CA, Unified School District, Capital Appreciation, ASSD GTY, 0%, 2030	4,335,000	1,531,902
Reading, PA, School District, “A”, 5%, 2020	1,000,000	1,151,290
San Marcos, TX, Independent School District, PSF, 5.625%, 2014 (c)	2,000,000	2,261,080
San Marcos, TX, Independent School District, PSF, 5.625%, 2014 (c)	2,000,000	2,261,080
San Mateo County, CA, Community College District (2005 Election), Capital Appreciation, “A”, NATL, 0%, 2026	5,100,000	2,592,687
San Rafael, CA, Elementary School District (Election of 1999), NATL, 5%, 2028 (c)	2,500,000	2,568,150
Schertz-Cibolo-Universal City, TX, Independent School District, PSF, 5%, 2036	10,000,000	10,560,600
Sunnyvale, TX, Independent School District, PSF, 5.25%, 2028	1,900,000	2,024,944
Wattsburg, PA, Public School Building Authority Rev., Capital Appreciation, NATL, 0%, 2029	2,150,000	942,023
West Contra Costa, CA, Unified School District (Election of 2005), Capital Appreciation, “C”, ASSD GTY, 0%, 2029	3,440,000	1,236,164
Whittier, CA, Union High School District, Capital Appreciation, 0%, 2034	2,005,000	487,235
Wylie, TX, Independent School District, PSF, 5.25%, 2029	5,035,000	5,101,412

		$89,797,880
Healthcare Revenue - Hospitals - 16.3%
Allegheny County, PA, Hospital Development Authority Rev. (West Penn Allegheny Health), “A”, 5%, 2028	$255,000	$211,800
Allegheny County, PA, Hospital Development Authority Rev. (West Penn Allegheny Health), “A”, 5.375%, 2040	3,995,000	3,198,677
Baxter County, AR, Hospital Rev., 5.375%, 2014	15,000	15,037
Brunswick, GA, Hospital Authority Rev. (Glynn-Brunswick Memorial Hospital), 5.625%, 2034	1,320,000	1,370,160
California Health Facilities Financing Authority Rev. (St. Joseph Health System), “A”, 5.75%, 2039	2,580,000	2,730,982
California Health Facilities Financing Authority Rev. (Sutter Health), “D”, 5.25%, 2031	5,000,000	5,342,050
California Statewide Communities Development Authority Rev. (Enloe Medical Center), CALHF, 5.75%, 2038	2,640,000	2,745,626
Citrus County, FL, Hospital Development Authority Rev. (Citrus Memorial Hospital), 6.25%, 2023	370,000	348,995
Cullman County, AL, Health Care Authority (Cullman Regional Medical Center), “A”, 6.75%, 2029	3,550,000	3,448,399
DeKalb County, GA, Hospital Authority Rev. (DeKalb Medical Center, Inc.), 6.125%, 2040	4,850,000	4,952,335
Erie County, PA, Hospital Authority Rev. (St. Vincent’s Health), “A”, 7%, 2027	3,135,000	3,242,186
Florence County, SC, Hospital Rev. (McLeod Regional Medical Center), “A”, AGM, 5.25%, 2034	5,000,000	5,119,300
Grundy County, MO, Industrial Development Authority, Health Facilities Rev. (Wright Memorial Hospital), 6.75%, 2034	1,410,000	1,444,475
Harris County, TX, Health Facilities Development Corp., Hospital Rev. (Memorial Hermann Healthcare Systems), “B”, 7%, 2027	1,795,000	2,035,961
Harris County, TX, Health Facilities Development Corp., Hospital Rev. (Memorial Hermann Healthcare Systems), “B”, 7.25%, 2035	2,050,000	2,346,020
Harris County, TX, Health Facilities Development Corp., Hospital Rev. (Texas Children’s Hospital Project), “A”, ETM, 5.375%, 2015 (c)	4,300,000	4,314,018
Harrison County, TX, Health Facilities Development Corp., Hospital Rev. (Good Shepherd Health System), 5.25%, 2028	5,000,000	4,787,250
Henrico County, VA, Industrial Development Authority Rev. (Bon Secours Health Systems, Inc.), RIBS, FRN, AGM, 11.086%, 2027 (p)	4,850,000	6,035,922
Hillsborough County, FL, Industrial Development Authority Rev. (University Community Hospital), NATL, 6.5%, 2019 (c)	1,000,000	1,254,210
Hillsborough County, FL, Industrial Development Authority Rev. (University Community Hospital), “A”, 5.625%, 2018 (c)	300,000	385,005

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Healthcare Revenue - Hospitals - continued
Illinois Finance Authority Rev. (Edward Hospital), “A”, AMBAC, 5.5%, 2040	$3,040,000	$3,118,645
Illinois Finance Authority Rev. (KishHealth Systems Obligated Group), 5.75%, 2028	2,990,000	3,130,620
Illinois Finance Authority Rev. (O.S.F. Healthcare Systems) “A”, 7%, 2029	2,975,000	3,321,915
Illinois Finance Authority Rev. (O.S.F. Healthcare Systems) “A”, 7.125%, 2037	2,445,000	2,758,278
Illinois Finance Authority Rev. (Provena Health), “A”, 7.75%, 2034	3,685,000	4,206,980
Illinois Finance Authority Rev. (Resurrection Health), 6.125%, 2025	6,900,000	7,208,499
Illinois Finance Authority Rev. (Silver Cross Hospital & Medical Centers), 6.875%, 2038	1,500,000	1,575,390
Illinois Finance Authority Rev. (Silver Cross Hospital & Medical Centers), 7%, 2044	2,455,000	2,581,629
Illinois Finance Authority Rev. (Silver Cross Hospital & Medical Centers), “A”, 5.5%, 2030	2,975,000	2,857,666
Illinois Health Facilities Authority Rev. (Decatur Memorial Hospital), 5.75%, 2024	3,000,000	3,010,950
Illinois Health Facilities Authority Rev. (Riverside Health Systems), 5.75%, 2012 (c)	2,625,000	2,747,220
Indiana Finance Authority, Hospital Rev. (Deaconess Hospital, Inc.), “A”, 6.75%, 2039	3,000,000	3,367,890
Indiana Health & Educational Facilities Authority, Hospital Rev. (Clarian Hospital), “B”, 5%, 2033	2,490,000	2,499,960
Indiana Health & Educational Facilities Authority, Hospital Rev. (Deaconess Hospital), “A”, AMBAC, 5.375%, 2034	2,640,000	2,665,714
Indiana Health & Educational Facilities Authority, Hospital Rev. (Riverview Hospital), 6.125%, 2012 (c)	250,000	260,548
Jacksonville, FL, Health Facilities Rev. (Ascension Health), “A”, 5.25%, 2032	1,000,000	1,021,890
Jacksonville, FL, Health Facilities Rev. (Brooks Health Systems), 5.25%, 2038	500,000	501,950
Jefferson Parish, LA, Hospital Rev., Hospital Service District No. 1 (West Jefferson Medical Center), “B”, AGM, 5.25%, 2028	1,980,000	2,083,752
Jefferson Parish, LA, Hospital Service District No. 2 (East Jefferson General Hospital), 6.25%, 2031	3,355,000	3,441,827
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Baptist Healthcare System), “A”, 5.375%, 2024	2,305,000	2,591,281
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Baptist Healthcare System), “A”, 5.625%, 2027	770,000	842,958
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Owensboro Medical Health System), “A”, 6%, 2030	640,000	671,360
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Owensboro Medical Health System), “A”, 6.375%, 2040	4,445,000	4,682,274
Knox County, TN, Health, Educational, Hospital & Housing Facilities Board (Catholic Health Partners), 6.375%, 2022	1,000,000	1,027,130
Knox County, TN, Health, Educational, Hospital & Housing Facilities Board Rev. (Covenant Health), Capital Appreciation, “A”, 0%, 2035	3,205,000	898,329
Knox County, TN, Health, Educational, Hospital & Housing Facilities Board Rev. (Covenant Health), Capital Appreciation, “A”, 0%, 2036	2,010,000	525,655
Lebanon County, PA, Health Facilities Authority Rev. (Good Samaritan Hospital), 5.9%, 2028	1,700,000	1,653,896
Louisiana Public Facilities Authority Hospital Rev. (Lake Charles Memorial Hospital), 6.375%, 2034	3,990,000	3,990,000
Louisiana Public Facilities Authority, Hospital Rev. (Lafayette General Medical Center), 5.5%, 2040	5,000,000	5,147,550
Louisville & Jefferson County, KY, Metropolitan Government Healthcare Systems Rev. (Norton Healthcare, Inc.), 5.25%, 2036	5,850,000	5,905,634
Lufkin, TX, Health Facilities Development Corp. Rev. (Memorial Health System), 5.5%, 2032	295,000	276,250
Lufkin, TX, Health Facilities Development Corp. Rev. (Memorial Health System), 5.5%, 2037	310,000	277,828
Macomb County, MI, Hospital Finance Authority Rev. (Mount Clemens General Hospital), 5.75%, 2013 (c)	1,000,000	1,099,100
Marshall County, AL, Health Care Authority Rev., “A”, 5.75%, 2015	770,000	779,086
Marshall County, AL, Health Care Authority Rev., “A”, 6.25%, 2022	1,000,000	1,011,390
Martin County, FL, Health Facilities Authority Rev. (Martin Memorial Medical Center), “A”, 5.75%, 2012 (c)	850,000	897,286
Martin County, FL, Health Facilities Authority Rev. (Martin Memorial Medical Center), “B”, 5.875%, 2012 (c)	2,200,000	2,324,762
Maryland Health & Higher Educational Facilities Authority Rev. (Anne Arundel Health System, Inc.), “A”, 6.75%, 2039	1,510,000	1,751,011
Massachusetts Development Finance Agency Rev. (Partners Healthcare), “L”, 5%, 2031	2,780,000	2,999,981
Massachusetts Development Finance Agency Rev. (Partners Healthcare), “L”, 5%, 2036	1,670,000	1,766,960
Mecosta County, MI, General Hospital Rev., 6%, 2018	245,000	245,081
Miami Beach, FL, Health Facilities Authority Rev. (Mount Sinai Medical Center), “A”, 6.7%, 2019	1,000,000	1,011,620
Miami-Dade County, FL, Health Facilities Authority, Hospital Rev. (Variety Children’s Hospital), “A”, 6.125%, 2042	2,240,000	2,373,795
Michigan Finance Authority Rev. (Trinity Health Corp.), 5%, 2035	3,195,000	3,267,527
Michigan Hospital Finance Authority Rev. (Henry Ford Health System), 5.625%, 2029	1,270,000	1,349,820
Michigan Hospital Finance Authority Rev. (Henry Ford Health System), 5.75%, 2039	7,165,000	7,411,476
Monroe County, PA, Hospital Authority Rev. (Pocono Medical Center), 6%, 2014 (c)	750,000	829,635
Montgomery, AL, Medical Clinic Board Health Care Facility Rev. (Jackson Hospital & Clinic), 5.25%, 2031	585,000	558,441
Mount Lebanon, PA, Hospital Authority Rev. (St. Clair Memorial Hospital), 5.625%, 2032	1,710,000	1,717,285
New Hampshire Business Finance Authority Rev. (Elliot Hospital Obligated Group), “A”, 6%, 2027	4,610,000	4,773,793
New Hampshire Business Finance Authority Rev. (Huggins Hospital), 6.875%, 2039	495,000	510,325
New Hampshire Health & Education Facilities Authority Rev. (Covenant Health System), 6.5%, 2017	70,000	70,851
New Hampshire Health & Education Facilities Authority Rev. (Exeter Hospital), 6%, 2016	1,000,000	1,012,670
New Hampshire Health & Education Facilities Authority Rev. (Exeter Hospital), 6%, 2024	1,000,000	1,011,720

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Healthcare Revenue - Hospitals - continued
New Hampshire Health & Education Facilities Authority Rev. (Memorial Hospital at Conway), 5.25%, 2036	$565,000	$497,901
New Jersey Health Care Facilities, Financing Authority Rev. (Palisades Medical Center), 6.5%, 2021	500,000	503,010
New York Dormitory Authority Rev., Non-State Supported Debt (Bronx-Lebanon Hospital Center), LOC, 6.5%, 2030	1,475,000	1,662,296
New York Dormitory Authority Rev., Non-State Supported Debt (Bronx-Lebanon Hospital Center), LOC, 6.25%, 2035	1,395,000	1,551,938
Norman, OK, Regional Hospital Authority Rev., 5.125%, 2037	3,350,000	2,886,293
North Texas Health Facilities Development Corp. Rev. (United Regional Health Care System, Inc.), 6%, 2013 (c)	5,000,000	5,448,450
Ohio Higher Educational Facility Commission Rev. (University Hospital Health System), 6.75%, 2039	6,000,000	6,376,320
Oklahoma Development Finance Authority Rev. (Comanche County Hospital), “B”, 6.6%, 2031	255,000	259,134
Orange County, FL, Health Facilities Authority Hospital Rev. (Orlando Regional Healthcare), 5.75%, 2012 (c)	2,230,000	2,336,683
Orange County, FL, Health Facilities Authority Rev. (Adventist Health System), 5.625%, 2012 (c)	1,490,000	1,569,283
Orange County, FL, Health Facilities Authority, Hospital Rev. (Orlando Regional Healthcare), “C”, 5.25%, 2035	1,000,000	1,006,120
Palomar Pomerado Health Care District, CA, COP, 6.75%, 2039	2,210,000	2,299,439
Philadelphia, PA, Hospitals & Higher Education Facilities Authority Rev. (Temple University Health System), “A”, 6.625%, 2023	2,530,000	2,532,151
Rhode Island Health & Educational Building Corp. Rev., Hospital Financing (Lifespan Obligated Group), 6.375%, 2012 (c)	1,730,000	1,794,875
Rhode Island Health & Educational Building Corp. Rev., Hospital Financing (Lifespan Obligated Group), “A”, ASSD GTY, 7%, 2039	7,645,000	8,661,861
Rhode Island Health & Educational Building Corp., Hospital Financing (Lifespan Obligated Group), 6.5%, 2012 (c)	2,000,000	2,073,360
Richmond, IN, Hospital Authority Rev. (Reid Hospital & Health Center Services), “A”, 6.625%, 2039	4,715,000	5,200,174
Royal Oak, MI, Hospital Finance Authority Rev. (William Beaumont Hospital), 8.25%, 2039	2,325,000	2,780,072
Scioto County, OH, Hospital Facilities Rev. (Southern Ohio Medical Center), 5.625%, 2031	1,095,000	1,131,179
Scioto County, OH, Hospital Facilities Rev. (Southern Ohio Medical Center), 5.75%, 2038	4,195,000	4,340,818
Shelby County, TN, Educational & Hospital Facilities Board Hospital Rev. (Methodist Healthcare), 6.375%, 2012 (c)	1,255,000	1,303,782
Shelby County, TN, Educational & Housing Facilities Board Hospital Rev. (Methodist Healthcare), 6%, 2012 (c)	300,000	311,127
Shelby County, TN, Educational & Housing Facilities Board Hospital Rev. (Methodist Healthcare), 6%, 2012 (c)	500,000	518,545
Shelby County, TN, Educational & Housing Facilities Board Hospital Rev. (Methodist Healthcare), 6.375%, 2012 (c)	745,000	773,958
Skagit County, WA, Public Hospital District No. 001 Rev. (Skagit Valley Hospital), 5.625%, 2025	1,000,000	1,055,610
South Broward, FL, Hospital District Rev., 5%, 2036	500,000	514,700
South Carolina Jobs & Economic Development Authority (Bon Secours – St. Francis Medical Center, Inc.), 5.625%, 2012 (c)	430,000	449,178
South Carolina Jobs & Economic Development Authority (Bon Secours – St. Francis Medical Center, Inc.), 5.625%, 2030	1,625,000	1,639,625
South Dakota Health & Educational Facilities Authority Rev. (Prairie Lakes Health Care System, Inc.), 5.625%, 2013 (c)	500,000	532,830
South Lake County, FL, Hospital District Rev. (South Lake Hospital), “A”, 6%, 2029	1,025,000	1,080,166
Southwestern, IL, Development Authority Rev. (Anderson Hospital), 5.125%, 2036	645,000	560,931
St. Louis Park, MN, Health Care Facilities Rev. (Nicollet Health Services), 5.75%, 2039	6,445,000	6,707,118
Sullivan County, TN, Health, Educational & Housing Facilities Board Hospital Rev. (Wellmont Health Systems Project), “C”, 5.25%, 2026	3,135,000	3,191,712
Sumner County, TN, Health, Educational & Housing Facilities Board Rev. (Sumner Regional Health Systems, Inc.), “A”, 5.5%, 2046 (a)(d)	2,000,000	170,000
Tallahassee, FL, Health Facilities Rev. (Tallahassee Memorial Healthcare, Inc.), 6.25%, 2020	3,300,000	3,303,663
Tallahassee, FL, Health Facilities Rev. (Tallahassee Memorial Regional Medical Center), NATL, 6.625%, 2013	330,000	331,370
Tyler, TX, Health Facilities Development Corp. (East Texas Medical Center), “A”, 5.25%, 2032	1,715,000	1,582,208
Tyler, TX, Health Facilities Development Corp. (East Texas Medical Center), “A”, 5.375%, 2037	1,410,000	1,288,021
Tyler, TX, Health Facilities Development Corp. (Mother Frances Hospital), 5.5%, 2027	5,360,000	5,499,414
Upland, CA, COP (San Antonio Community Hospital), 6.375%, 2032	2,075,000	2,266,979
Upland, CA, COP (San Antonio Community Hospital), 6.5%, 2041	915,000	996,115
Upper Illinois River Valley Development, Health Facilities Rev. (Morris Hospital), 6.625%, 2031	500,000	505,235
Wapello County, IA, Hospital Authority Rev. (Ottumwa Regional Health Center), 6.375%, 2012 (c)	750,000	781,988
Washington Health Care Facilities Authority Rev. (Central Washington Health Services), 6.75%, 2029	1,450,000	1,524,632
Washington Health Care Facilities Authority Rev. (Central Washington Health Services), 7%, 2039	3,690,000	3,875,939
Washington Health Care Facilities Authority Rev. (Highline Medical Center), FHA, 6.25%, 2036	5,285,000	5,998,739
Washington Health Care Facilities Authority Rev. (Virginia Mason Medical Center), “A”, 6.25%, 2042	3,955,000	4,031,332
Weirton, WV, Municipal Hospital Building, Commission Rev. (Weirton Hospital Medical Center), 6.375%, 2031	400,000	381,992
West Virginia Hospital Finance Authority, Hospital Rev. (Thomas Health System), 6.5%, 2038	2,110,000	1,997,516
Wisconsin Health & Educational Facilities Authority Rev. (Aurora Health Care, Inc.), 6.875%, 2030	2,750,000	2,844,188
Wisconsin Health & Educational Facilities Authority Rev. (ProHealth Care, Inc. Obligated Group), 6.625%, 2032	1,730,000	1,798,906
Wisconsin Health & Educational Facilities Authority Rev. (ProHealth Care, Inc. Obligated Group), 6.625%, 2039	1,220,000	1,345,770
Wisconsin Health & Educational Facilities Authority Rev. (Wheaton Franciscan Healthcare), 5.25%, 2018	1,500,000	1,580,760
Wisconsin Health & Educational Facilities Authority Rev. (Wheaton Franciscan Healthcare), 5.25%, 2031	4,155,000	3,978,205

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Healthcare Revenue - Hospitals - continued
Wisconsin Health & Educational Facilities Authority Rev. (Wheaton Franciscan Services), 6.25%, 2012 (c)	$1,000,000	$1,016,710
Wisconsin Health & Educational Facilities Authority Rev. (Wheaton Franciscan Services), 5.25%, 2034	1,360,000	1,285,975

		$296,889,787
Healthcare Revenue - Long Term Care - 3.0%
Bell County, TX, Health Facility Development Corp. (Advanced Living Technologies, Inc.), 8%, 2036	$1,595,000	$1,389,500
Bucks County, PA, Industrial Development Authority Retirement Community Rev. (Ann’s Choice, Inc.), “A”, 6.25%, 2035	1,120,000	1,075,222
California Statewide Communities Development Authority Rev. (American Baptist Homes of the West), 6.25%, 2039	1,050,000	1,061,414
Colorado Health Facilities Authority Rev. (Evangelical Lutheran), 6.9%, 2025	195,000	197,252
Cumberland County, PA, Municipal Authority Retirement Community Rev. (Wesley), “A”, 7.25%, 2013 (c)	270,000	291,038
Cumberland County, PA, Municipal Authority Retirement Community Rev. (Wesley), “A”, 7.25%, 2013 (c)	105,000	113,182
Cumberland County, PA, Municipal Authority Rev. (Asbury Atlantic, Inc.), 6%, 2030	715,000	700,378
Cumberland County, PA, Municipal Authority Rev. (Asbury Atlantic, Inc.), 6%, 2040	505,000	481,366
Cumberland County, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries), 6.125%, 2029	830,000	857,813
Cumberland County, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries), 6.375%, 2039	5,045,000	5,186,411
Eden Township, CA, Healthcare District, COP, 6.125%, 2034	1,510,000	1,524,194
Hawaii Department of Budget & Finance, Special Purpose Rev. (15 Craigside Project), “A”, 8.75%, 2029	375,000	424,519
Hawaii Department of Budget & Finance, Special Purpose Rev. (15 Craigside Project), “A”, 9%, 2044	1,100,000	1,251,074
Illinois Finance Authority Rev. (Christian Homes, Inc.), 5.5%, 2023	3,355,000	3,282,733
Indiana Health Facilities Financing Authority Rev. (Hoosier Care, Inc.), “A”, 7.125%, 2034	735,000	686,439
Iowa Finance Authority, Health Care Facilities Rev. (Care Initiatives), “A”, 5.5%, 2025	1,205,000	1,041,277
Maryland Health & Higher Educational Facilities Authority Rev. (Charlestown Community), 6.25%, 2041	2,225,000	2,353,405
Montgomery County, OH, Health Care & Multifamily Housing Rev. (St. Leonard), 6.375%, 2030	1,915,000	1,944,759
Montgomery County, OH, Health Care & Multifamily Housing Rev. (St. Leonard), 6.625%, 2040	2,770,000	2,791,468
Palm Beach County, FL, Health Facilities Authority, Retirement Community Rev. (ACTS Retirement – Life Communities, Inc.), 5.5%, 2033	5,000,000	4,937,050
Shelby County, TN, Health, Educational & Housing Facilities Board Rev. (Germantown Village), “A”, 7.25%, 2034	385,000	372,060
St. John’s County, FL, Industrial Development Authority (Bayview Project), “A”, 5.2%, 2027	150,000	117,720
St. John’s County, FL, Industrial Development Authority Rev. (Presbyterian Retirement), “A”, 6%, 2045	6,795,000	6,862,610
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility (Air Force Village), 6.125%, 2029	395,000	403,730
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility (Air Force Village), 5.125%, 2037	1,600,000	1,420,544
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility (Air Force Village), 6.375%, 2044	3,100,000	3,152,328
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility (Stayton at Museum Way), 8.25%, 2044	4,500,000	4,651,290
Travis County, TX, Health Facilities Development Corp. Rev. (Westminster Manor Health), 7%, 2030	735,000	788,339
Travis County, TX, Health Facilities Development Corp. Rev. (Westminster Manor Health), 7.125%, 2040	2,575,000	2,716,780
Wisconsin Health & Educational Facilities Authority Rev. (St. John’s Community, Inc.), “A”, 7.25%, 2029	430,000	460,500
Wisconsin Health & Educational Facilities Authority Rev. (St. John’s Community, Inc.), “A”, 7.625%, 2039	1,390,000	1,478,988

		$54,015,383
Human Services - 0.1%
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (Westside Rehab Center Project), “B”, 6.5%, 2013	$75,000	$75,319
Nassau County, NY, Industrial Development Civic (Special Needs Facilities), 6.1%, 2012	35,000	35,125
Orange County, FL, Health Facilities Authority Rev. (GF/Orlando Healthcare Facilities), 8.875%, 2021	300,000	301,041
Orange County, FL, Health Facilities Authority Rev. (GF/Orlando Healthcare Facilities), 9%, 2031	1,000,000	987,340

		$1,398,825
Industrial Revenue - Airlines - 0.5%
Clayton County, GA, Development Authority Special Facilities Rev. (Delta Airlines, Inc.), “A”, 8.75%, 2029	$1,295,000	$1,509,607
Clayton County, GA, Development Authority Special Facilities Rev. (Delta Airlines, Inc.), “B”, 9%, 2035	970,000	1,044,758
Denver, CO, City & County Airport Rev. (United Airlines), 5.25%, 2032	720,000	621,144
Denver, CO, City & County Airport Rev. (United Airlines), 5.75%, 2032	615,000	566,077
Houston, TX, Airport Systems Rev., Special Facilities (Continental Airlines, Inc.), “E”, 6.75%, 2029	570,000	568,256
Los Angeles, CA, Regional Airport Lease Rev. (American Airlines), “C”, 7.5%, 2024	1,435,000	1,259,858
New Jersey Economic Development Authority, Special Facilities Rev. (Continental Airlines, Inc.), 6.25%, 2029	1,970,000	1,902,390
New York, NY, City Industrial Development Agency Special Facility Rev. (American Airlines, Inc. – JFK International Airport), 7.75%, 2031	1,190,000	1,053,900

		$8,525,990

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Industrial Revenue - Chemicals - 1.6%
Brazos River, TX, Brazoria County Environmental Rev. (Dow Chemical, Co.), “A-7”, 6.625%, 2033	$500,000	$506,680
Brazos River, TX, Harbor Navigation District (Dow Chemical Co.), 5.7%, 2033 (b)	4,500,000	4,564,215
Brazos River, TX, Harbor Navigation District (Dow Chemical Co.), “A”, 5.95%, 2033	7,310,000	7,493,042
Brazos River, TX, Harbor Navigation District (Dow Chemical Co.), “B-2”, 4.95%, 2033	2,295,000	2,259,175
Louisiana Environmental Facilities & Community Development Authority Rev. (Westlake Chemical), 6.75%, 2032	1,600,000	1,692,624
Louisiana Environmental Facilities & Community Development Authority Rev. (Westlake Chemical), “A”, 6.5%, 2029	1,400,000	1,496,572
Louisiana Environmental Facilities & Community Development Authority Rev. (Westlake Chemical), “A-2”, 6.5%, 2035	6,000,000	6,367,020
Michigan Strategic Fund Ltd. Obligation Rev. (Dow Chemical Co.), 6.25%, 2014	2,870,000	3,178,611
Red River Authority, TX, Pollution Control Rev. (Celanese Project) “B”, 6.7%, 2030	1,200,000	1,207,260

		$28,765,199
Industrial Revenue - Environmental Services - 0.4%
California Pollution Control Financing Authority, Solid Waste Disposal Rev. (Republic Services, Inc.), “B”, 5.25%, 2023 (b)	$950,000	$1,064,323
California Pollution Control Financing Authority, Solid Waste Disposal Rev. (Waste Management, Inc.), “C”, 5.125%, 2023	1,665,000	1,716,881
Charles City County, VA, Industrial Development Authority, Solid Waste Disposal Facility Rev. (Waste Management, Inc.), 6.25%, 2027 (b)	500,000	506,055
Cobb County, GA, Development Authority, Solid Waste Disposal Rev. (Waste Management, Inc.), “A”, 5%, 2033	1,410,000	1,320,507
Colorado Housing & Finance Authority, Solid Waste Rev. (Waste Management, Inc.), 5.7%, 2018	1,960,000	2,151,120
Gulf Coast Waste Disposal Authority (Waste Management, Inc.), 5.2%, 2028	300,000	303,033

		$7,061,919
Industrial Revenue - Other - 1.3%
California Statewide Communities, Development Authority Environmental Facilities (Microgy Holdings), 9%, 2038 (a)(d)	$126,224	$1,223
Gulf Coast, TX, Industrial Development Authority Rev. (Microgy Holdings LLC Project), 7%, 2036 (a)(d)	116,013	1,123
Gulf Coast, TX, Industrial Development Authority Rev. (Valero Energy Corp.), 5.6%, 2031	500,000	497,595
Hardeman County, TN, Correctional Facilities Corp. (Corrections Corp. of America), 7.375%, 2017	500,000	500,015
Houston, TX, Industrial Development Corp. (United Parcel Service, Inc.), 6%, 2023	315,000	273,017
Massachusetts Development Finance Agency Rev., Resource Recovery (Fluor Corp.), 5.625%, 2019	11,545,000	11,560,701
Massachusetts Industrial Finance Agency Rev. (Welch Foods, Inc.), 5.6%, 2017	1,300,000	1,303,419
Park Creek Metropolitan District, CO, Rev. (Custodial Receipts), “CR-2”, 7.875%, 2032 (b)(n)	560,000	582,417
Peninsula Ports Authority, VA, Coal Terminal Rev. (Dominion Terminal Associates), 6%, 2033	470,000	476,223
Pennsylvania Economic Development Financing Authority Rev. (Amtrak), 6.125%, 2021	550,000	553,889
Pennsylvania Economic Development Financing Authority, Finance Authority Facilities Rev. (Amtrak Passenger Corp.), “A”, 6.25%, 2031	950,000	956,327
Tooele County, UT, Hazardous Waste Treatment Rev. (Union Pacific Corp.), 5.7%, 2026	7,945,000	8,000,615

		$24,706,564
Industrial Revenue - Paper - 0.7%
Butler, AL, Industrial Development Board, Solid Waste Disposal Rev. (Georgia-Pacific Corp.), 5.75%, 2028	$1,760,000	$1,771,018
Delta County, MI, Economic Development Corp., Environmental Improvement Rev. (Mead Westvaco Escanaba), “A”, 6.25%, 2012 (c)	2,400,000	2,439,960
Effingham County, GA, Development Authority, Solid Waste Disposal Rev. (Fort James), 5.625%, 2018	2,565,000	2,574,798
Effingham County, GA, Industrial Development Authority, Pollution Control (Georgia-Pacific Corp.), 6.5%, 2031	1,125,000	1,128,544
Jay, ME, Solid Waste Disposal Rev. (International Paper Co.), “A”, 5.125%, 2018	1,500,000	1,523,610
Rockdale County, GA, Development Authority Project Rev. (Visy Paper Project), “A”, 6.125%, 2034	2,055,000	2,074,707
Sabine River, LA, Water Facilities Authority Rev. (International Paper Co.), 6.2%, 2025	1,250,000	1,267,238
West Point, VA, Industrial Development Authority, Solid Waste Disposal Rev. (Chesapeake Corp.), “A”, 6.375%, 2019 (a)(d)	550,000	11,550

		$12,791,425
Miscellaneous Revenue - Entertainment & Tourism - 0.7%
Brooklyn, NY, Arena Local Development Corp. (Barclays Center Project), 6%, 2030	$2,015,000	$2,095,540
Brooklyn, NY, Arena Local Development Corp. (Barclays Center Project), 6.25%, 2040	3,205,000	3,344,482
Harris County, Houston, TX, Sports Authority, Special Rev., “A”, NATL, 5%, 2025	2,460,000	2,305,315
Seminole Tribe, FL, Special Obligation Rev., “A”, 5.75%, 2022 (n)	2,850,000	2,913,897
Seminole Tribe, FL, Special Obligation Rev., “A”, 5.5%, 2024 (n)	2,000,000	1,963,920
Seneca Nation Indians, NY, Capital Improvements Authority, Special Obligation, 5%, 2023 (n)	670,000	569,674

		$13,192,828

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Miscellaneous Revenue - Other - 1.7%
Austin, TX, Convention Center (Convention Enterprises, Inc.), “A”, SYNCORA, 5.25%, 2017	$845,000	$850,881
Austin, TX, Convention Center (Convention Enterprises, Inc.), “A”, SYNCORA, 5.25%, 2019	1,375,000	1,367,850
Austin, TX, Convention Center (Convention Enterprises, Inc.), “A”, SYNCORA, 5.25%, 2020	1,120,000	1,106,347
Austin, TX, Convention Center (Convention Enterprises, Inc.), “A”, SYNCORA, 5.25%, 2024	2,230,000	2,136,206
Capital Trust Agency Rev. (Aero Miami FX LLC), “A”, 5.35%, 2029	4,000,000	3,902,440
Citizens Property Insurance Corp., “A-1”, 5.25%, 2017	750,000	837,578
Citizens Property Insurance Corp., FL, “A-1”, 5%, 2019	505,000	560,282
Citizens Property Insurance Corp., FL, “A-1”, 5%, 2020	2,770,000	3,059,604
Cleveland-Cuyahoga County, OH, Port Authority Rev., 7%, 2040	1,105,000	1,137,907
Massachusetts Port Authority Facilities Rev. (Conrac Project), “A”, 5.125%, 2041	465,000	485,051
Miami-Dade County, FL, Special Obligation, Capital Appreciation, “A”, NATL, 0%, 2032	2,000,000	567,160
New Orleans, LA, Aviation Board Gulf Opportunity Zone CFC Rev. (Consolidated Rental Car), “A”, 6.25%, 2030	1,810,000	1,903,939
New York Liberty Development Corp., Liberty Rev. (World Trade Center Project), 5%, 2031	2,300,000	2,422,498
New York Liberty Development Corp., Liberty Rev. (World Trade Center Project), 5%, 2044	4,695,000	4,778,900
Oklahoma Industries Authority Rev. (Oklahoma Medical Research Foundation Project), 5.5%, 2029	4,400,000	4,668,048
Summit County, OH, Port Authority Building Rev. (Flats East Development Recovery Zone Facility Bonds), 6.875%, 2040	415,000	427,284
Summit County, OH, Port Authority Building Rev. (Seville Project), “A”, 5.1%, 2025	165,000	143,501

		$30,355,476
Multi-Family Housing Revenue - 0.3%
Bay County, FL, Housing Finance Authority, Multi-Family Rev. (Andrews Place II Apartments), AGM, 5%, 2035	$1,045,000	$1,029,210
Eden Prairie, MN, Multi-Family Rev. (Coll-Rolling Hills), “A”, GNMA, 6%, 2021	200,000	210,218
Indianapolis, IN, Multi-Family Rev. (Cambridge Station Apartments II), FNMA, 5.25%, 2039 (b)	1,375,000	1,376,953
Michigan Housing Development Authority, GNMA, 5.2%, 2038	1,200,000	1,204,788
MuniMae TE Bond Subsidiary LLC, “A-2”, 4.9%, 2049 (z)	2,000,000	1,640,380

		$5,461,549
Parking - 0.2%
Boston, MA, Metropolitan Transit Parking Corp., Systemwide Parking Rev., 5.25%, 2036	$3,250,000	$3,475,420

Port Revenue - 0.2%
Maryland Economic Development Corp. Rev. (Port America Chesapeake Terminal Project), “B”, 5.375%, 2025	$795,000	$804,874
Maryland Economic Development Corp. Rev. (Port America Chesapeake Terminal Project), “B”, 5.75%, 2035	1,535,000	1,544,041
Massachusetts Port Authority Rev., ETM, 13%, 2013 (c)	1,035,000	1,161,798

		$3,510,713
Sales & Excise Tax Revenue - 5.7%
Chicago, IL, Transit Authority Sales Tax Receipts Rev., 5.25%, 2029	$1,755,000	$1,928,376
Chicago, IL, Transit Authority Sales Tax Receipts Rev., 5.25%, 2030	3,505,000	3,821,361
Chicago, IL, Transit Authority Sales Tax Receipts Rev., 5.25%, 2031	655,000	709,686
Colorado Regional Transportation District, Private Activity Rev. (Denver Transportation Partners), 6.5%, 2030	6,150,000	6,568,385
Colorado Regional Transportation District, Private Activity Rev. (Denver Transportation Partners), 6%, 2034	7,425,000	7,624,064
Illinois Sales Tax Rev., “P”, 6.5%, 2022	5,000,000	6,127,100
Massachusetts Bay Transportation Authority, Sales Tax Rev., “A”, 5%, 2024	9,445,000	11,814,751
Massachusetts Bay Transportation Authority, Sales Tax Rev., “A-1”, 5.25%, 2031	3,615,000	4,422,302
Massachusetts Bay Transportation Authority, Sales Tax Rev., Capital Appreciation, “A-2”, 0%, 2028	6,930,000	3,312,748
Massachusetts School Building Authority, Sales Tax Rev., “B”, 5%, 2032	4,630,000	5,192,499
Metropolitan Atlanta, GA, Rapid Transit Authority Rev., 6.25%, 2018	4,125,000	4,664,880
Metropolitan Pier & Exposition Authority, Dedicated State Tax Rev. (McCormick Place), “B”, AGM, 5%, 2050 (u)	20,000,000	20,054,000
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “A”, 5.5%, 2019 (c)	45,000	58,437
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “A”, 5.5%, 2028	5,855,000	6,391,728
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “A”, 5.5%, 2037	1,105,000	1,170,626
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “A”, 5.375%, 2039	1,745,000	1,826,875
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “A”, 5.5%, 2042	1,530,000	1,621,922
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “A”, 6%, 2042	3,460,000	3,789,807
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “C”, 5.375%, 2038	605,000	635,262
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, 0%, 2032	4,190,000	3,942,036

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Sales & Excise Tax Revenue - continued
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, 0%, 2033	$2,345,000	$1,832,430
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, 0%, 2033	490,000	136,308
State of Illinois, “B”, 5.25%, 2034	1,275,000	1,340,650
Utah Transit Authority Sales Tax Rev., Capital Appreciation, “A”, NATL, 0%, 2028	2,225,000	1,010,573
Volusia County, FL, Tourist Development Tax Rev., AGM, 5%, 2034	815,000	821,756
Wyandotte County/Kansas City, KS, Unified Government Special Obligation Rev., Capital Appreciation, “B”, 0%, 2021	3,970,000	2,520,275

		$103,338,837
Single Family Housing - Local - 0.9%
California Rural Home Mortgage Finance Authority Rev., GNMA, 7.3%, 2031	$15,000	$15,751
Chicago, IL, Single Family Mortgage Rev., “B”, GNMA, 6%, 2033	240,000	245,172
Chicago, IL, Single Family Mortgage Rev., “C”, GNMA, 5.5%, 2038	1,130,000	1,193,755
Chicago, IL, Single Family Mortgage Rev., “C”, GNMA, 5.75%, 2042	1,820,000	1,846,408
Denver, CO, Single Family Mortgage Rev., GNMA, 7.3%, 2031	60,000	60,570
Manatee County, FL, Housing Finance Mortgage Rev., Single Family, Sub-Series 2, GNMA, 6.5%, 2023	35,000	37,288
Manatee County, FL, Housing Finance Mortgage Rev., Single Family, Sub-Series 3, GNMA, 5.3%, 2028	230,000	232,875
Manatee County, FL, Housing Finance Mortgage Rev., Single Family, Sub-Series 3, GNMA, 5.4%, 2029	185,000	185,030
Nortex, TX, Housing Finance Corp., Single Family Mortgage Rev., “A”, GNMA, 5.5%, 2038	2,045,000	2,137,986
Oklahoma County, OK, Home Finance Authority, Single Family Mortgage Rev., “A”, GNMA, 5.4%, 2038	1,355,000	1,377,696
Permian Basin Housing Finance Corp., TX, Single Family Mortgage Backed Securities (Mortgage Backed Project) “A”, GNMA, 5.65%, 2038	1,185,000	1,206,697
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., “A”, GNMA, 5.9%, 2035	415,000	419,270
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., “A”, GNMA, 6.25%, 2035	155,000	160,813
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., “A”, GNMA, 5.8%, 2036	1,460,000	1,474,439
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., “A-1”, GNMA, 5.75%, 2037	95,000	99,004
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., “A-3”, GNMA, 6%, 2035	475,000	491,198
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., “A-3”, GNMA, 5.5%, 2037	675,000	693,428
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., “A-4”, GNMA, 5.85%, 2037	140,000	141,413
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., “A-5”, GNMA, 5.8%, 2027	435,000	453,353
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., “A-5”, GNMA, 5.7%, 2036	1,270,000	1,308,125
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., “A-5”, GNMA, 5.9%, 2037	240,000	242,470
Sedgwick & Shawnee Counties, KS, Single Family Mortgage Rev., “A”, GNMA, 5.45%, 2038	2,035,000	2,101,483

		$16,124,224
Single Family Housing - State - 1.4%
California Housing Finance Agency Rev. (Home Mortgage), “G”, 4.95%, 2023	$4,595,000	$4,581,996
California Housing Finance Agency Rev. (Home Mortgage), “G”, 5.5%, 2042	2,535,000	2,569,882
California Housing Finance Agency Rev. (Home Mortgage), “I”, 4.7%, 2026	1,365,000	1,256,223
California Housing Finance Agency Rev. (Home Mortgage), “L”, 5.45%, 2033	6,600,000	6,390,780
California Housing Finance Agency Rev. (Home Mortgage), “L”, FNMA, 5.5%, 2038	2,750,000	2,629,798
California Housing Finance Agency Rev. (Home Mortgage), Capital Appreciation, NATL, 0%, 2028	1,395,000	595,832
Colorado Housing & Finance Authority Rev., 6.05%, 2016	45,000	46,197
Colorado Housing & Finance Authority Rev., 7.45%, 2016	60,000	63,071
Colorado Housing & Finance Authority Rev., 6.8%, 2030	70,000	70,799
Colorado Housing & Finance Authority Rev., “B-2”, 6.1%, 2023	50,000	50,257
Colorado Housing & Finance Authority Rev., “B-3”, 6.55%, 2033	55,000	57,152
Colorado Housing & Finance Authority Rev., “C-2”, 5.9%, 2023	355,000	372,970
Colorado Housing & Finance Authority Rev., “C-2”, FHA, 6.6%, 2032	305,000	321,482
Colorado Housing & Finance Authority Rev., “C-3”, 6.75%, 2021	60,000	62,592
Colorado Housing & Finance Authority Rev., “C-3”, FHA, 6.375%, 2033	30,000	31,227
Colorado Housing & Finance Authority Rev., Single Family Program, “C-2”, 8.4%, 2021	45,000	46,936
Colorado Housing & Finance Authority, “B-2”, 7.25%, 2031	105,000	105,474
Delaware Housing Authority Rev. (Single Family), “C”, 6.25%, 2037	825,000	845,996
Florida Housing Finance Corp. Rev. (Homeowner Mortgage), “1”, GNMA, 4.8%, 2031	550,000	553,856
Iowa Finance Authority Single Family Mortgage Rev. (Mortgage Backed Securities), “A”, GNMA, 5.3%, 2033	585,000	612,437
Louisiana Housing Finance Agency, Single Family Mortgage Rev., GNMA, 6.375%, 2033	170,000	171,777
Mississippi Home Corp., Single Family Rev., “A”, GNMA, 6.1%, 2034	960,000	1,011,782

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Single Family Housing - State - continued
Missouri Housing Development Commission, Single Family Mortgage Rev. (Home Loan Program), GNMA, 6.75%, 2034	$150,000	$157,787
New Hampshire Housing Finance Authority Rev., 6.85%, 2030	230,000	231,488
New Hampshire Housing Finance Authority Rev., “B”, 6.5%, 2035	115,000	121,008
New Mexico Mortgage Finance Authority Rev., GNMA, 5.95%, 2037	790,000	823,425
New Mexico Mortgage Finance Authority Rev., “I”, GNMA, 5.75%, 2038	1,055,000	1,100,397
Oregon Health & Community Services (Single Family Mortgage), “B”, 6.25%, 2031	980,000	1,030,313
Texas Affordable Housing Corp. (Single Family Mortgage), “B”, GNMA, 5.25%, 2039	480,000	491,702

		$26,404,636
Solid Waste Revenue - 0.2%
Delaware County, PA, Industrial Development Authority, Resource Recovery Facilities Rev. (American Ref-Fuel Co.), “A”, 6.2%, 2019	$1,950,000	$1,950,390
Massachusetts Development Finance Agency, Resource Recovery Rev. (Ogden Haverhill Associates), “A”, 6.7%, 2014	355,000	356,385
Massachusetts Development Finance Agency, Resource Recovery Rev. (Ogden Haverhill Associates), “A”, 5.6%, 2019	1,000,000	1,002,360
Palm Beach County, FL, Solid Waste Authority Rev. Improvement, BHAC, 5%, 2027	295,000	335,683
Pennsylvania Economic Development Financing Authority, Sewer Sludge Disposal Rev. (Philadelphia Biosolids Facility), 6.25%, 2032	575,000	607,137

		$4,251,955
State & Agency - Other - 0.1%
Commonwealth of Puerto Rico (Mepsi Campus), “A”, 6.5%, 2037	$1,200,000	$1,162,020
Massachusetts Development Finance Agency (Visual & Performing Arts), 6%, 2021	1,000,000	1,225,320

		$2,387,340
State & Local Agencies - 5.7%
California Public Works Board Lease Rev. (Various Capital Projects), “G-1”, 5.75%, 2030	$2,950,000	$3,200,544
Delaware Valley, PA, Regional Finance Authority, AMBAC, 5.5%, 2018	7,840,000	9,006,122
Delaware Valley, PA, Regional Finance Authority, “B”, FRN, AMBAC, 0.485%, 2018	250,000	250,000
Delaware Valley, PA, Regional Finance Authority, “C”, FRN, 1.103%, 2037	7,000,000	4,408,180
Delaware Valley, PA, Regional Finance Authority, RITES, FRN, AMBAC, 10.212%, 2018 (p)	900,000	1,167,732
Florida Municipal Loan Council Rev., “C”, NATL, 5.25%, 2022	1,000,000	1,029,100
FYI Properties Lease Rev. (Washington State Project), 5.5%, 2034	2,255,000	2,435,355
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A”, AGM, 4.55%, 2022	3,415,000	3,483,334
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Enhanced, “A”, AMBAC, 5%, 2029	10,000,000	9,885,100
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Enhanced, “A”, FGIC, 5%, 2035	1,000,000	952,260
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Enhanced, “A”, FGIC, 5%, 2038	7,135,000	6,674,650
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Enhanced, “A-1”, AMBAC, 4.6%, 2023	995,000	996,055
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Enhanced, “B”, 5.5%, 2013 (c)	5,000,000	5,349,700
Los Angeles, CA, Municipal Improvement Corp. Lease Rev. (Real Property), “E”, 6%, 2039	2,580,000	2,771,075
Manassas Park, VA, Economic Development Authority Lease Rev., “A”, 6%, 2035	845,000	875,766
Miami-Dade County, FL, School Board, COP, “B”, ASSD GTY, 5%, 2033	500,000	515,535
Mississippi Development Bank (Harrison County Coliseum), “A”, 5.25%, 2034	3,755,000	4,257,907
New York Dormitory Authority Rev. (City University), 5.75%, 2013	2,635,000	2,754,102
New York Metropolitan Transportation Authority, “A”, 5.125%, 2029	5,195,000	5,296,926
Pennsylvania Convention Center Authority Rev., ETM, FGIC, 6.7%, 2016 (c)	17,905,000	20,500,509
Philadelphia, PA, Municipal Authority Rev., 6.5%, 2034	1,020,000	1,076,386
Puerto Rico Public Finance Corp., Commonwealth Appropriations, “B”, 6%, 2026	2,455,000	2,702,636
Puerto Rico Public Finance Corp., Commonwealth Appropriations, “B”, 5.5%, 2031	3,565,000	3,650,097
San Bernardino, CA, Joint Powers Financing Authority Lease Rev. (California Department of Transportation), 5.5%, 2014	6,320,000	6,338,454
Tennessee School Bond Authority, “B”, 5.125%, 2033	1,500,000	1,639,770
West Valley City, Utah Municipal Building Lease Rev., “A”, AMBAC, 5.5%, 2012 (c)	2,000,000	2,060,240

		$103,277,535
Student Loan Revenue - 0.7%
Access to Loans for Learning, CA, Student Loan Rev., 7.95%, 2030	$650,000	$650,774
Iowa Student Loan Liquidity Corp., “A-2”, 5.5%, 2025	2,240,000	2,272,838
Iowa Student Loan Liquidity Corp., “A-2”, 5.6%, 2026	2,240,000	2,274,160

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Student Loan Revenue - continued
Iowa Student Loan Liquidity Corp., “A-2”, 5.7%, 2027	$185,000	$187,929
Iowa Student Loan Liquidity Corp., “A-2”, 5.75%, 2028	3,795,000	3,854,923
Massachusetts Educational Financing Authority, Education Loan Rev., “H”, ASSD GTY, 6.35%, 2030	2,820,000	2,985,055
Massachusetts Educational Financing Authority, Education Loan Rev., “I-A”, 5.5%, 2022	225,000	254,968

		$12,480,647
Tax - Other - 0.4%
Hudson Yards, NY, Infrastructure Corp. Rev., “A”, 5.75%, 2047	$3,950,000	$4,269,516
Virgin Islands Public Finance Authority Rev. (Diageo Project), “A”, 6.75%, 2037	2,200,000	2,407,438
Virgin Islands Public Finance Authority Rev., “A”, 5.25%, 2024	130,000	133,082

		$6,810,036
Tax Assessment - 0.7%
Arborwood Community Development District, FL, Special Assessment (Master Infrastructure Projects), “B”, 5.1%, 2014	$165,000	$124,656
Baltimore, MD, Special Obligation, (East Baltimore Research Park Project), “A”, 7%, 2038	1,285,000	1,303,902
Capital Region Community Development District, FL, Capital Improvement Rev., “A”, 7%, 2039	905,000	767,078
Concord Station Community Development District, FL, Special Assessment, 5%, 2015	95,000	92,058
Fishhawk Community Development District, FL, 7.04%, 2014	25,000	24,822
Glendale, CA, Redevelopment Agency, Tax Allocation Rev. (Central Glendale Redevelopment Project), 5.5%, 2024	2,250,000	2,293,875
Heritage Harbour North Community Development District, FL, Capital Improvement Rev., 6.375%, 2038	865,000	752,048
Homestead 50, FL, Community Development District, Special Assessment, “A”, 6%, 2037	1,720,000	1,073,452
Homestead 50, FL, Community Development District, Special Assessment, “B”, 5.9%, 2013	700,000	419,650
Killarney Community Development District, FL, Special Assessment, “B”, 5.125%, 2009 (a)(d)	190,000	85,500
Lancaster County, SC, Assessment Rev. (Sun City Carolina Lakes), 5.45%, 2037	40,000	33,759
Main Street Community Development District, FL, “A”, 6.8%, 2038	560,000	488,158
Massachusetts Bay Transportation Authority Rev., “A”, 5.25%, 2034	2,000,000	2,193,080
Middle Village Community Development District, FL, Special Assessment, “A”, 5.8%, 2022	75,000	69,861
New Port Tampa Bay Community Development District, FL, Special Assessment, “B”, 5.3%, 2012 (a)(d)	200,000	60,002
Noblesville, IN, Redevelopment Authority Lease Rental, 5.25%, 2025	2,000,000	2,210,680
Old Palm Community Development District, FL, Special Assessment (Palm Beach Gardens), “B”, 5.375%, 2014	75,000	72,545
Parkway Center Community Development District, FL, Special Assessment, “B”, 5.625%, 2014	660,000	578,787
Sterling Hill Community Development District, FL, Capital Improvement Rev., “B”, 5.5%, 2010 (d)	60,000	43,800
Tolomato Community Development District, FL, Special Assessment, 6.65%, 2040	660,000	283,813
Tuscany Reserve Community Development District, FL, Special Assessment, “B”, 5.25%, 2016	375,000	331,009
Washington County, PA, Redevelopment Authority (Victory Centre Project), “A”, 5.45%, 2035	120,000	107,444
Watergrass Community Development District, FL, Special Assessment, “B”, 6.96%, 2017	85,000	78,766

		$13,488,745
Tobacco - 3.8%
Badger, WI, Tobacco Asset Securitization Corp., 6.125%, 2012 (c)	$1,220,000	$1,249,134
Buckeye, OH, Tobacco Settlement Financing Authority, “A-2”, 5.125%, 2024	8,605,000	6,529,388
Buckeye, OH, Tobacco Settlement Financing Authority, “A-2”, 5.75%, 2034	5,000,000	3,578,450
Buckeye, OH, Tobacco Settlement Financing Authority, Capital Appreciation, “A-3”, 0% to 2012, 6.25% to 2037	8,900,000	6,360,652
District of Columbia, Tobacco Settlement, 6.25%, 2024	945,000	946,474
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A-1”, 6.25%, 2013 (c)(f)	1,750,000	1,861,825
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A-1”, 5.75%, 2047	4,760,000	3,440,718
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Asset Backed, “A-1”, 5%, 2033	475,000	331,180
Illinois Railsplitter Tobacco Settlement Authority, 5.5%, 2023	3,970,000	4,380,419
Illinois Railsplitter Tobacco Settlement Authority, 6%, 2028	8,750,000	9,406,513
Inland Empire, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Asset Backed, Capital Appreciation, “C-1”, 0%, 2036	1,580,000	144,665
Iowa Tobacco Settlement Authority, Tobacco Settlement Rev., Asset Backed, “B”, 5.6%, 2034	3,070,000	2,518,597
Louisiana Tobacco Settlement Authority Rev., “2001-B”, 5.5%, 2030	1,240,000	1,240,347
Louisiana Tobacco Settlement Authority Rev., “2001-B”, 5.875%, 2039	2,835,000	2,841,549
New Jersey Tobacco Settlement Financing Corp., 5.75%, 2012 (c)	1,715,000	1,753,347
New Jersey Tobacco Settlement Financing Corp., “1-A”, 5%, 2041	12,095,000	8,690,016
Silicon Valley Tobacco Securitization Authority, CA, Tobacco Settlement Rev. (Santa Clara), Capital Appreciation, “A”, 0%, 2036	4,405,000	459,442
Silicon Valley Tobacco Securitization Authority, CA, Tobacco Settlement Rev. (Santa Clara), Capital Appreciation, “A”, 0%, 2041	3,600,000	219,672

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Tobacco - continued
Tobacco Securitization Authority, Minnesota Tobacco Settlement Rev., “B”, 5.25%, 2031	$7,965,000	$8,147,000
Washington Tobacco Settlement Authority Rev., 6.5%, 2026	180,000	183,366
Washington Tobacco Settlement Authority Rev., 6.625%, 2032	4,485,000	4,547,835

		$68,830,589
Toll Roads - 2.0%
E-470 Public Highway Authority Rev., CO, “C”, 5.375%, 2026	$1,495,000	$1,473,293
Illinois Toll Highway Authority Rev., “B”, 5.5%, 2033	5,645,000	6,088,866
Mid-Bay Bridge Authority, FL, Springing Lien Rev., “A”, 7.25%, 2040	6,920,000	7,350,770
North Texas Tollway Authority Rev. (Special Projects System), “D”, 5%, 2029	15,000,000	16,455,450
Northwest Parkway, CO, Public Highway Authority Rev., “C”, ETM, AGM, 5.35%, 2016 (c)	1,000,000	1,184,320
Oklahoma Turnpike Authority, “B”, 5%, 2027	450,000	515,867
Oklahoma Turnpike Authority, “B”, 5%, 2028	745,000	848,413
Oklahoma Turnpike Authority, “B”, 5%, 2030	500,000	560,280
Oklahoma Turnpike Authority, “B”, 5%, 2031	750,000	834,285
Orlando & Orange County, FL, Expressway Authority Rev., “A”, 5%, 2040	1,000,000	1,036,380

		$36,347,924
Transportation - Special Tax - 2.3%
Commonwealth of Virginia, Transportation Board Rev., Capital Projects, 5%, 2020	$4,870,000	$6,083,117
Jacksonville, FL, Transportation Authority Rev., ETM, 9.2%, 2015 (c)	1,120,000	1,261,870
New Jersey Transportation Trust Fund Authority Rev., “D”, 5.25%, 2023	7,500,000	8,876,925
New York Metropolitan Transportation Authority Rev., ETM, 5.75%, 2013 (c)	1,765,000	1,824,657
Pennsylvania Turnpike Commission Oil Franchise Tax Rev., “A”, ETM, AMBAC, 5.25%, 2018 (c)	1,150,000	1,266,139
State of Connecticut, Special Tax Obligation Rev., “A”, 5%, 2028	4,595,000	5,254,520
State of Connecticut, Special Tax Obligation Rev., “A”, 5%, 2029	4,595,000	5,204,665
State of Connecticut, Special Tax Obligation Rev., “A”, 5%, 2030	4,615,000	5,190,121
State of Hawaii, Highway Rev., “A”, 5%, 2030	3,695,000	4,195,525
State of Hawaii, Highway Rev., “A”, 5%, 2031	1,380,000	1,554,460
State of Hawaii, Highway Rev., “A”, 5%, 2032	920,000	1,028,900

		$41,740,899
Universities - Colleges - 10.1%
Alcorn State University, MS, Educational Building Corp. Rev. (Student Housing Project), “A”, 5.125%, 2034	$2,500,000	$2,660,025
Alcorn State University, MS, Educational Building Corp. Rev. (Student Housing Project), “A”, 5.25%, 2039	1,625,000	1,737,824
Allegheny County, PA, Higher Education Building Authority Rev. (Robert Morris University), “A”, 5.9%, 2028	1,195,000	1,242,155
Allegheny County, PA, Higher Education Building Authority Rev. (Robert Morris University), “A”, 6%, 2038	1,725,000	1,767,211
California Educational Facilities Authority Rev. (California Lutheran University), 5.75%, 2038	2,640,000	2,697,341
California Educational Facilities Authority Rev. (Chapman University), 5%, 2031	1,550,000	1,616,294
California Educational Facilities Authority Rev. (University Financing Project), 5%, 2026	1,620,000	1,471,738
California Educational Facilities Authority Rev. (University of San Francisco), 6.125%, 2036	925,000	1,034,650
California Educational Facilities Authority Rev. (University of Southern California), “A”, 5.25%, 2038	4,610,000	5,006,691
California Municipal Finance Authority Rev. (Biola University), 5.8%, 2028	1,785,000	1,882,068
California Municipal Finance Authority Rev. (University of La Verne), “A”, 6.25%, 2040	850,000	882,547
California Statewide Communities Development Authority Rev. (California Baptist University), “A”, 5.4%, 2027	245,000	236,393
California Statewide Communities Development Authority Rev. (California Baptist University), “A”, 5.5%, 2038	280,000	251,485
California Statewide Communities Development Authority Rev. (Lancer Educational Student Housing Project), 7.5%, 2042	925,000	973,618
Claiborne County, TN, Industrial Development Board Rev. (Lincoln Memorial University Project), 6.125%, 2040	3,000,000	3,117,870
Delaware County, PA, Authority College Rev. (Neumann University), 6%, 2025	490,000	516,264
District of Columbia Rev. (Georgetown University), Capital Appreciation, BHAC, 0% to 2018, 5% to 2040	11,570,000	8,371,705
Douglas County, NE, Educational Facilities Rev. (Creighton University), “A”, 5.875%, 2040	6,355,000	6,905,152
Florida Board Regents, Housing Rev. (University of Central Florida), FGIC, 5.25%, 2020	1,185,000	1,187,761
Florida Higher Educational Facilities, Financial Authority Rev. (Rollins College), 5%, 2037	1,500,000	1,567,905
Florida State University Board of Governors, System Improvement Rev., 6.25%, 2030	2,685,000	3,153,935
Forest Grove, OR, Student Housing Rev. (Oak Tree Foundation, Inc.), 5.5%, 2037	2,470,000	2,261,186
Grand Valley, MI, State University Rev., 5.5%, 2027	985,000	1,072,133
Grand Valley, MI, State University Rev., 5.625%, 2029	480,000	521,760

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Universities - Colleges - continued
Harris County, TX, Cultural Education Facilities Rev. (Baylor College of Medicine), “D”, 5.625%, 2032	$8,235,000	$8,259,870
Hempstead, NY, Local Development Corp. Rev. (Hofstra University Project), 5%, 2025	1,450,000	1,598,466
Hempstead, NY, Local Development Corp. Rev. (Hofstra University Project), 5%, 2026	1,080,000	1,178,842
Hempstead, NY, Local Development Corp. Rev. (Hofstra University), 5%, 2028	275,000	295,636
Houston, TX, Community College Systems, COP, NATL, 7.875%, 2012 (c)	1,650,000	1,708,674
Illinois Finance Authority Rev. (Illinois Institute of Technology), “A”, 5%, 2031	2,745,000	2,178,954
Illinois Finance Authority Rev. (Illinois Institute of Technology), “A”, 5%, 2036	5,705,000	4,344,072
Illinois Finance Authority Rev. (Roosevelt University Project), 6.25%, 2029	5,300,000	5,581,377
Illinois Finance Authority Rev. (Roosevelt University Project), 6.5%, 2039	1,225,000	1,283,935
Louisville & Jefferson County, KY, Metro Government College Rev. (Bellarmine University, Inc. Project), 6.125%, 2039	3,000,000	3,133,110
Lubbock, TX, Educational Facilities Authority Rev. (Lubbock Christian University), 5.125%, 2027	2,280,000	2,223,160
Marietta, GA, Development Facilities Authority Rev. (Life University), 7%, 2030	540,000	542,738
Marietta, GA, Development Facilities Authority Rev. (Life University), 7%, 2039	645,000	644,961
Massachusetts Development Finance Agency Rev. (Boston University), SYNCORA, 6%, 2059	6,075,000	6,958,305
Massachusetts Development Finance Agency Rev. (Simmons College), SYNCORA, 5.25%, 2026	880,000	919,530
Massachusetts Development Finance Agency Rev. (Simmons College), “H”, SYNCORA, 5.25%, 2033	420,000	421,592
Massachusetts Health & Educational Facilities Authority Rev. (Harvard University), 5.5%, 2036 (u)	25,000,000	28,665,000
Massachusetts Health & Educational Facilities Authority Rev. (Simmons College), “I”, 8%, 2029	2,030,000	2,298,650
Massachusetts Health & Educational Facilities Authority Rev. (Suffolk University), “A”, 6.25%, 2030	4,055,000	4,389,416
Massachusetts Health & Educational Facilities Authority Rev. (Wheaton College), “F”, 5%, 2041	2,000,000	2,070,540
Miami-Dade County, FL, Educational Facilities Authority Rev. (University of Miami), “A”, 5.75%, 2028	1,875,000	1,980,675
New Jersey Educational Facilities Authority Rev. (University of Medicine & Dentistry), “B”, 7.5%, 2032	4,195,000	4,927,950
Pennsylvania Higher Educational Facilities Authority Rev. (Lasalle University), 5.5%, 2034	2,420,000	2,437,569
Pennsylvania Higher Educational Facilities Authority Rev. (Lasalle University), “A”, 5.25%, 2027	1,210,000	1,259,090
Pennsylvania Higher Educational Facilities Authority Rev. (Saint Josephs University), “A”, 5%, 2040	3,500,000	3,602,935
San Leanna, TX, Educational Facilities Corp., Higher Education Rev. (St. Edwards University), 5.125%, 2036	930,000	869,215
St. Joseph County, IN, Educational Facilities Rev. (University of Notre Dame), 6.5%, 2026	1,000,000	1,421,230
Texas A&M University, “A”, 5%, 2026	1,150,000	1,406,473
Troy, NY, Capital Resource Corp. Rev. (Rensselaer Polytechnic Institute) “A”, 5.125%, 2040	9,895,000	10,056,882
Tulsa, OK, Industrial Authority Rev. (University of Tulsa), 6%, 2027	4,670,000	5,359,712
University of California, “A”, NATL, 4.5%, 2037	4,000,000	3,881,960
University of Colorado, Enterprise Rev., 5%, 2029	4,220,000	4,799,575
University of Minnesota, “A”, 5%, 2025	710,000	854,506
University of Minnesota, “A”, 5%, 2027	1,000,000	1,179,660
University of Southern Indiana Rev. (Student Fee), “J”, ASSD GTY, 5.75%, 2028	1,875,000	2,112,675
University of Southern Mississippi Educational Building Corp. Rev. (Campus Facilities Project), 5.25%, 2032	1,665,000	1,835,613
University of Southern Mississippi Educational Building Corp. Rev. (Campus Facilities Project), 5.375%, 2036	610,000	671,140
Upland, IN, Economic Development Rev. (Taylor University), 6%, 2018	435,000	449,977
Upland, IN, Economic Development Rev. (Taylor University), 6.25%, 2023	520,000	535,023
Washington Higher Education Facilities Authority Rev. (Whitworth University), 5.875%, 2034	2,165,000	2,226,378
Wisconsin Health & Educational Facilities Authority Rev. (Beloit College), “A”, 6.125%, 2035	630,000	639,248
Wisconsin Health & Educational Facilities Authority Rev. (Beloit College), “A”, 6.125%, 2039	1,265,000	1,278,561

		$184,618,586
Universities - Dormitories - 1.0%
Bowling Green, OH, Student Housing Rev. (State University Project), 6%, 2045	$3,975,000	$3,969,038
California Statewide Communities Development Authority Rev. (Lancer Educational Student Housing Project), 5.625%, 2033	1,025,000	928,609
California Statewide Communities Development Authority Rev. (Student Housing, SUCI East Campus), 6%, 2040	1,655,000	1,724,891
Georgia Private College & University Authority Rev. (Mercer Housing Corp.), “A”, 6%, 2021	905,000	907,552
Illinois Finance Authority Student Housing Rev. (Illinois State University), 6.75%, 2031	2,730,000	2,893,145
Illinois Finance Authority Student Housing Rev. (Northern Illinois University Project), 6.625%, 2031	4,210,000	4,410,943
Pennsylvania Higher Education Facilities Authority Rev. (East Stroudsburg University), 5%, 2042	2,275,000	2,073,390
Pennsylvania Higher Education Facilities Authority Rev. (Edinboro University Foundation), 5.8%, 2030	510,000	520,955
Pennsylvania Higher Education Facilities Authority Rev. (Edinboro University Foundation), 6%, 2043	895,000	904,469

		$18,332,992

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Universities - Secondary Schools - 1.8%
California Statewide Communities Development Authority Rev. (Aspire Public Schools), 6.125%, 2046	$5,045,000	$4,984,258
Clifton, TX, Higher Education Finance Corp. Rev. (Uplift Education), “A”, 6.125%, 2040	2,355,000	2,405,844
Clifton, TX, Higher Education Finance Corp. Rev. (Uplift Education), “A”, 6.25%, 2045	1,425,000	1,474,020
Colorado Educational & Cultural Facilities Authority Rev. (Academy of Charter Schools Project), 5.625%, 2040	1,815,000	1,822,968
Colorado Educational & Cultural Facilities Authority Rev. (Twin Peaks Charter Academy), 7%, 2038	4,330,000	4,777,202
Florida Development Finance Corp. Educational Facilities Rev. (Renaissance Charter School),”A”, 6%, 2030	2,425,000	2,348,055
Florida Development Finance Corp. Educational Facilities Rev. (Renaissance Charter School),”A”, 6%, 2040	5,130,000	4,710,828
La Vernia, TX, Higher Education Finance Corp. Rev. (KIPP, Inc.), “A”, 6.25%, 2039	1,470,000	1,564,947
La Vernia, TX, Higher Education Finance Corp. Rev. (Lifeschool of Dallas), “A”, 7.5%, 2041	4,230,000	4,441,585
Maryland Health & Higher Educational Facilities Authority Rev. (Washington Christian Academy), 5.5%, 2038 (a)(d)	100,000	40,000
Michigan Municipal Bond Authority Rev. (YMCA Service Learning Academy), 7.625%, 2021	400,000	400,656
Philadelphia, PA, Authority for Industrial Development Rev. (Global Leadership Academy Project), 5.75%, 2030	480,000	438,715
Philadelphia, PA, Authority for Industrial Development Rev. (MaST Charter School), 6%, 2035	415,000	427,869
San Juan, TX, Higher Education Finance Authority Education Rev. (Idea Public Schools), “A”, 6.7%, 2040	2,795,000	3,004,541

		$32,841,488
Utilities - Investor Owned - 4.8%
Apache County, AZ, Industrial Development Authority, Pollution Control Rev. (Tucson Electric Power Co.), 5.875%, 2033	$1,000,000	$1,000,630
Brazos River Authority, TX, Pollution Control Rev. (TXU Energy Co. LLC), 5%, 2041	2,460,000	393,526
California Statewide Communities Development Authority, Pollution Control Rev., “A”, 4.5%, 2029	6,000,000	6,129,180
Chula Vista, CA, Industrial Development Rev. (San Diego Gas), 5.875%, 2034	1,840,000	2,046,706
Farmington, NM, Pollution Control Rev. (Arizona Public Service Co.), “A”, 4.7%, 2024	5,990,000	6,326,159
Farmington, NM, Pollution Control Rev. (Public Service New Mexico), “D”, 5.9%, 2040	9,975,000	10,206,420
Hawaii Department of Budget & Finance Special Purpose Rev. (Hawaiian Electric Co. & Subsidiary), 6.5%, 2039	3,655,000	3,991,589
Hawaii Department of Budget & Finance Special Purpose Rev. (Hawaiian Electric Co. & Subsidiary), “B”, SYNCORA, 5%, 2022	4,000,000	4,047,640
Hillsborough County, FL, Industrial Development Authority, Pollution Control Rev. (Tempa Electric Co.), “A”, 5.65%, 2018	500,000	565,065
Indiana Finance Authority Rev. (State Revolving Fund Program), “A”, 5%, 2029	4,000,000	4,630,600
Louisiana Public Facilities Authority Rev. (Entergy Gulf States Louisiana LLC), “A”, 5%, 2028	10,000,000	10,264,500
Maricopa County, AZ, Pollution Control Rev. (El Paso Electric), “B”, 7.25%, 2040	1,710,000	1,920,142
Maryland Economic Development Corp., Pollution Control Rev. (Potomac Electric Power Co.), 6.2%, 2022	1,455,000	1,762,151
Massachusetts Development Finance Agency, Solid Waste Disposal Rev. (Dominion Energy Brayton), 5.75%, 2042 (b)	670,000	763,344
Matagorda County, TX, Navigation District No. 1 Rev. (Centerpoint Energy, Inc.), “A”, AMBAC, 5.25%, 2026	1,685,000	1,695,514
Matagorda County, TX, Pollution Control Rev. (Central Power & Light Co.), “A”, 6.3%, 2029	2,045,000	2,279,807
Matagorda County, TX, Pollution Control Rev. (Reliant Energy), 5.95%, 2030	750,000	750,848
Mecklenburg County, VA, Industrial Development Authority Rev. (UAE Mecklenburg LP), 6.5%, 2017	700,000	704,599
Michigan Strategic Fund Ltd. Obligation Rev. (Detroit Edison Co.), 5.625%, 2020	985,000	1,162,133
Michigan Strategic Fund Ltd. Obligation Rev. (Detroit Edison Co.), 5.5%, 2029 (b)	1,970,000	2,287,584
New Hampshire Industrial Development Authority, Pollution Control Rev. (Connecticut Light & Power), 5.9%, 2016	4,000,000	4,041,560
New Hampshire Industrial Development Authority, Pollution Control Rev. (Connecticut Light & Power), 5.9%, 2018	1,000,000	1,010,950
New Jersey Economic Development Authority, Water Facilities Rev. (New Jersey American Water Co.), “A”, 5.7%, 2039	5,000,000	5,254,650
Owen County, KY, Waterworks System Rev. (American Water Co. Project), “B”, 5.625%, 2039	1,670,000	1,696,319
Pennsylvania Economic Development Financing Authority (Allegheny Energy Supply Co. LLC), 7%, 2039	4,580,000	5,091,082
Pima County, AZ, Industrial Development Authority Pollution Control Rev. (Tucson Electric Power Co.), “A”, 4.95%, 2020	4,135,000	4,387,607
Pima County, AZ, Industrial Development Authority Rev. (Tucson Electric Power Co.), 5.75%, 2029	3,715,000	3,850,003

		$88,260,308
Utilities - Municipal Owned - 6.6%
Austin, TX, Utility Systems Rev., AMBAC, 6.75%, 2012	$2,500,000	$2,637,425
California Department of Water Resources, Power Supply Rev., “N”, 5%, 2020	13,080,000	16,255,562
Florida Municipal Power Agency Rev., All Requirements, “A”, 6.25%, 2031	400,000	455,936
Florida Power Agency Rev., “A”, 5%, 2031	1,000,000	1,045,270
Georgia Municipal Electric Authority Power Rev., NATL, 6.375%, 2016	2,000,000	2,312,240
Georgia Municipal Electric Authority Power Rev., AMBAC, 6.5%, 2017	8,000,000	9,080,320
Georgia Municipal Electric Authority Power Rev., NATL, 6.5%, 2020	7,350,000	8,620,154
Georgia Municipal Electric Authority Power Rev., ETM, AMBAC, 6.5%, 2017 (c)	365,000	418,418
Harris County, TX, Cultural Education Facilities Financial Corp., Thermal Utilities Rev. (Teco Project), “A”, 5.25%, 2035	1,560,000	1,683,786
Intermountain Power Agency, UT, “A”, ETM, 6.15%, 2014 (c)	20,450,000	21,282,929

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Utilities - Municipal Owned - continued
JEA, FL, Electric System Rev., “3-D-2”, 5%, 2038	$480,000	$514,075
Lakeland, FL, Energy System Rev., “B”, 5.25%, 2036	500,000	572,700
Mercer County, ND, Pollution Control Rev. (Antelope Valley Station), AMBAC, 7.2%, 2013	1,770,000	1,834,729
Metropolitan Government of Nashville & Davidson County, TN, Electric Rev., “A”, 5%, 2029	4,765,000	5,466,360
Metropolitan Government of Nashville & Davidson County, TN, Electric Rev., “A”, 5%, 2030	2,500,000	2,846,250
North Carolina Eastern Municipal Power Agency, “A”, NATL, 6.5%, 2018	9,250,000	11,689,780
North Carolina Municipal Power Agency, Catawba Electric Rev., “A”, NATL, 5.25%, 2019 (u)	10,000,000	10,427,300
Northern California Transmission Agency, NATL, 7%, 2013	2,755,000	2,821,974
Piedmont, SC, Municipal Power Agency, FGIC, 6.25%, 2021	4,150,000	5,330,343
Salt River, AZ, Agriculture Improvement & Power District Electric, “A”, 5%, 2028	7,500,000	8,679,450
Washington Public Power Supply System Rev. (Nuclear Project #3), 7.125%, 2016	5,145,000	6,465,619

		$120,440,620
Utilities - Other - 2.3%
California M-S-R Energy Authority Gas Rev., “A”, 7%, 2034	$595,000	$706,687
California M-S-R Energy Authority Gas Rev., “A”, 6.5%, 2039	1,810,000	2,060,522
Georgia Main Street Natural Gas, Inc., Gas Project Rev., “A”, 5%, 2022	4,545,000	4,778,249
Georgia Main Street Natural Gas, Inc., Gas Project Rev., “A”, 5.5%, 2026	845,000	844,924
Georgia Main Street Natural Gas, Inc., Gas Project Rev., “A”, 5.5%, 2028	1,740,000	1,711,864
Public Authority for Colorado Energy Natural Gas Purchase Rev., 6.5%, 2038	3,725,000	4,066,657
Salt Verde Financial Corp., AZ, Senior Gas Rev., 5%, 2032	5,645,000	5,289,930
Salt Verde Financial Corp., AZ, Senior Gas Rev., 5%, 2037	12,200,000	11,220,340
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2017	1,575,000	1,625,369
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2019	1,500,000	1,523,505
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2022	1,665,000	1,671,627
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2023	2,385,000	2,384,833
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2024	2,215,000	2,204,722
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2026	2,605,000	2,575,980

		$42,665,209
Water & Sewer Utility Revenue - 5.8%
Atlanta, GA, Water & Wastewater Rev., “A”, 6%, 2022	$2,770,000	$3,408,374
California Department of Water Resources Center (Central Valley Project Rev.), “AF”, 5%, 2028 (u)	23,825,000	26,729,029
Clearwater, FL, Water & Sewer Rev., “A”, 5.25%, 2039	500,000	544,105
Dallas, TX, Waterworks & Sewer System Rev., 5%, 2039	10,000,000	10,892,400
DeKalb County, GA, Water & Sewer Rev., “A”, 5.25%, 2028	5,285,000	5,977,176
DeKalb County, GA, Water & Sewer Rev., “A”, 5.25%, 2029	1,415,000	1,587,984
DeKalb County, GA, Water & Sewer Rev., “A”, 5.25%, 2030	4,345,000	4,838,592
DeKalb County, GA, Water & Sewer Rev., “A”, 5.25%, 2031	235,000	259,684
Fulton County, GA, Water & Sewer Rev., 5%, 2026	3,680,000	4,212,459
Fulton County, GA, Water & Sewer Rev., 5%, 2027	2,285,000	2,596,446
Houston, TX, Utility System Rev., “D”, 5%, 2036	3,760,000	4,089,301
Los Angeles County, CA, Sanitation Districts Financing Authority Rev., AMBAC, 4.5%, 2038	7,840,000	7,672,302
Madera, CA, Irrigation Financing Authority Rev., 6.5%, 2040	3,595,000	3,873,001
Massachusetts Water Resources Authority, “B”, AGM, 5.25%, 2029	4,215,000	5,265,631
Massachusetts Water Resources Authority, ETM, 6.5%, 2019 (c)	5,965,000	7,265,668
Miami-Dade County, FL, Water & Sewer Rev., AGM, 5%, 2039	1,000,000	1,055,700
New York Environmental Facilities Corp., Municipal Water Finance Authority Project, 5%, 2025	2,300,000	2,690,287
New York Environmental Facilities, “C”, 5%, 2041	2,745,000	2,991,034
New York Environmental Facilities, ETM, 5%, 2016 (c)	570,000	571,568
Pinellas County, FL, Sewer Rev., AGM, 5%, 2032	1,500,000	1,529,415
Polk County, FL, Utility Systems Rev., “A”, FGIC, 5%, 2030	1,000,000	1,034,560
Sacramento, CA, Municipal Utility District, “X”, 5%, 2028	3,270,000	3,608,282
Seminole County, FL, Water & Sewer Rev., Unrefunded Balance, NATL, 6%, 2019	940,000	1,035,391
St. Lucie West, FL, Utility Rev., NATL, 5.25%, 2034	720,000	726,502
Tampa Bay Water, FL, Regional Water Supply Authority, Utility System Rev., FGIC, 4.75%, 2033	885,000	916,046

		$105,370,937
Total Municipal Bonds		$1,779,645,086

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Floating Rate Demand Notes - 0.2%
Lincoln County, WY, Pollution Control Rev. (Exxon Mobil Corp.), “B”, 0.01%, due 1/03/12	$1,500,000	$1,500,000
Lincoln County, WY, Pollution Control Rev. (Exxon Mobil Corp.), “C”, 0.01%, due 1/03/12	2,300,000	2,300,000
Total Floating Rate Demand Notes		$3,800,000

Money Market Funds - 3.9%
MFS Institutional Money Market Portfolio, 0.05%, at Net Asset Value (v)	71,088,201	$71,088,201
Total Investments		$1,854,533,287

Other Assets, Less Liabilities - (1.7)%		(31,441,689)
Net Assets - 100.0%		$1,823,091,598

(a)	Non-income producing security.
(b)	Mandatory tender date is earlier than stated maturity date.
(c)	Refunded bond.
(d)	In default. Interest and/or scheduled principal payment(s) have been missed.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $6,029,908 representing 0.3% of net assets.
(p)	Primary inverse floater.
(u)	Underlying security deposited into special purpose trust (“the trust”) by investment banker upon creation of self-deposited inverse floaters.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
MuniMae TE Bond Subsidiary LLC, “A-2”, 4.9%, 2049	10/14/04	$2,000,000	$1,640,380
% of Net assets			0.1%

The following abbreviations are used in this report and are defined:

COP	Certificate of Participation
ETM	Escrowed to Maturity
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
LOC	Letter of Credit

Insurers
AGM	Assured Guaranty Municipal
AMBAC	AMBAC Indemnity Corp.
ASSD GTY	Assured Guaranty Insurance Co.
BHAC	Berkshire Hathaway Assurance Corp.
CALHF	California Housing Finance Agency
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Administration
FNMA	Federal National Mortgage Assn.
GNMA	Government National Mortgage Assn.
NATL	National Public Finance Guarantee Corp.
PSF	Permanent School Fund
SYNCORA	Syncora Guarantee Inc.

Inverse Floaters
RIBS	Residual Interest Bonds
RITES	Residual Interest Tax-Exempt Security

Portfolio of Investments (unaudited) – continued

Derivative Contracts at 12/31/11

Futures Contracts Outstanding at 12/31/11

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Liability Derivatives
Interest Rate Futures
U.S. Treasury Note 10 yr (Short)	USD	134	$17,570,750	March - 2012	$(157,298)

At December 31, 2011, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information

(unaudited)

(1)	Investment Valuations

Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures. The following is a summary of the levels used as of December 31, 2011 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$1,779,645,086	$—	$1,779,645,086
Short Term Securities	—	3,800,000	—	3,800,000
Mutual Funds	71,088,201	—	—	71,088,201
Total Investments	$71,088,201	$1,783,445,086	$—	$1,854,533,287

Other Financial Instruments
Futures	$(157,298)	$—	$—	$(157,298)

For further information regarding security characteristics, see the Portfolio of Investments.

Supplemental Information (unaudited) – continued

(2)	Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$1,693,210,886
Gross unrealized appreciation	$117,624,613
Gross unrealized depreciation	(11,141,901)
Net unrealized appreciation (depreciation)	$106,482,712

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3)	Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	59,836,742	347,088,260	(335,836,801)	71,088,201

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$52,764	$71,088,201

MFS® New York

Municipal Bond Fund

QUARTERLY REPORT

December 31, 2011

PORTFOLIO OF INVESTMENTS

12/31/11 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Municipal Bonds - 96.9%
Airport Revenue - 1.8%
Chicago, IL, O’Hare International Airport Rev., Third Lien, “A”, 5.625%, 2035	$555,000	$606,308
New York, NY, City Industrial Development Agency, Special Facilities Rev. (Terminal One Group), 5.5%, 2024	1,000,000	1,049,160
Port Authority NY & NJ, Special Obligation Rev. (JFK International Air Terminal LLC), 6%, 2042	1,160,000	1,222,884
Port Authority NY & NJ, Special Obligation Rev. (JFK International), NATL, 6.25%, 2015	1,000,000	1,101,070

		$3,979,422
General Obligations - General Purpose - 4.6%
Commonwealth of Puerto Rico, “A”, 5.5%, 2018	$1,480,000	$1,658,695
Commonwealth of Puerto Rico, “A”, 5.375%, 2033	495,000	497,822
Commonwealth of Puerto Rico, “A”, 6%, 2038	845,000	890,377
Commonwealth of Puerto Rico, Public Improvement, “B”, 6.5%, 2037	1,600,000	1,763,072
New York, NY, “B”, 5%, 2018	3,000,000	3,654,780
New York, NY, “E-1”, 6.25%, 2028	1,000,000	1,212,280
New York, NY, “J”, FGIC, 5.5%, 2026	5,000	5,015
Puerto Rico Public Buildings Authority Rev., Guaranteed, “M”, 6.25%, 2023	340,000	396,250

		$10,078,291
General Obligations - Improvement - 0.2%
Guam Government, “A”, 5.25%, 2037	$290,000	$261,235
Guam Government, “A”, 7%, 2039	105,000	109,954

		$371,189
General Obligations - Schools - 1.9%
Genesee Valley, NY, Central School District (Angelica Belmont), FGIC, 5.25%, 2028	$1,720,000	$1,750,719
Port Byron, NY, Central School District, ETM, AMBAC, 7.4%, 2012 (c)	500,000	515,915
Port Byron, NY, Central School District, ETM, AMBAC, 7.4%, 2013 (c)	500,000	551,125
Port Byron, NY, Central School District, ETM, AMBAC, 7.4%, 2014 (c)	500,000	583,580
Port Byron, NY, Central School District, ETM, AMBAC, 7.4%, 2015 (c)	500,000	613,615

		$4,014,954
Healthcare Revenue - Hospitals - 8.0%
Chautauqua County, NY, Capital Resource Corp., Rev. (Women’s Christian Assn.), “A”, 8%, 2030	$550,000	$577,786
Genesee County, NY, Industrial Development Agency, Civic Facilities Rev. (United Medical Center Project), 5%, 2032	500,000	418,890
Illinois Finance Authority Rev. (Little Company of Mary Hospital and Health Care Centers), 5.375%, 2040	365,000	367,854
Jefferson Parish, LA, Hospital Service District No. 2 (East Jefferson General Hospital), 6.25%, 2031	215,000	220,564
Jefferson Parish, LA, Hospital Service District No. 2 (East Jefferson General Hospital), 6.375%, 2041	715,000	727,455
Madison County, NY, Industrial Development Agency, Civic Facilities Rev. (Oneida), 5.25%, 2027	1,425,000	1,334,641
Miami-Dade County, FL, Health Facilities Authority Hospital Rev. (Variety Children’s Hospital), “A”, 6%, 2030	165,000	177,334
Michigan Hospital Finance Authority Rev. (Henry Ford Health System), 5.625%, 2029	145,000	154,113
Monroe County, NY, Industrial Development Agency, Civic Facilities Rev. (Highland Hospital of Rochester), 5%, 2025	995,000	1,014,502
New Hampshire Business Finance Authority Rev. (Huggins Hospital), 6.875%, 2039	35,000	36,084
New York Dormitory Authority Rev., Non-State Supported Debt, 6.25%, 2037	750,000	754,118
New York Dormitory Authority Rev., Non-State Supported Debt (Bronx-Lebanon Hospital Center), LOC, 6.25%, 2035	1,495,000	1,663,188
New York Dormitory Authority Rev., Non-State Supported Debt (Hospital Special Surgery), FHA, 6.25%, 2034	2,000,000	2,354,380
New York Dormitory Authority Rev., Non-State Supported Debt (Mount Sinai Hospital), “A”, 5%, 2026	2,000,000	2,107,400
New York Dormitory Authority Rev., Non-State Supported Debt (NYU Hospitals Center), “A”, 5.5%, 2025	750,000	809,565
New York, NY, Health & Hospital Corp. Rev., “A”, 5.5%, 2023	1,000,000	1,127,300
Suffolk County, NY, Economic Development Corp. Rev. (Catholic Health Services of Long Island), 5%, 2028	1,000,000	1,038,270
Washington Health Care Facilities Authority Rev. (Central Washington Health Services), 6.75%, 2029	165,000	173,493
Washington Health Care Facilities Authority Rev. (Central Washington Health Services), 7%, 2039	395,000	414,904
Westchester County, NY, Health Care Corp. Rev., ”B”, 6%, 2030	1,000,000	1,090,660
Wisconsin Health & Educational Facilities Authority Rev. (Wheaton Franciscan Healthcare), 5.25%, 2031	945,000	904,790

		$17,467,291

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Healthcare Revenue - Long Term Care - 1.5%
East Rochester, NY, Housing Authority Rev. (Woodland Village Project), 5.5%, 2033	$400,000	$343,188
Nassau County, NY, Industrial Development Agency Continuing Care (Amsterdam at Harborside), 6.7%, 2043	550,000	436,447
Suffolk County, NY, Economic Development Corp. Rev. (Peconic Landing at Southold, Inc.), 6%, 2040	1,000,000	1,032,640
Suffolk County, NY, Industrial Development Agency, Civic Facilities Rev. (Gurwin Jewish Phase II), 6.7%, 2039	385,000	387,241
Travis County, TX, Health Facilities Development Corp. Rev. (Westminster Manor Health), 7%, 2030	120,000	128,708
Travis County, TX, Health Facilities Development Corp. Rev. (Westminster Manor Health), 7.125%, 2040	180,000	189,911
Ulster County, NY, Industrial Development Agency (Woodland Pond), “A”, 6%, 2037	500,000	335,095
Westchester County, NY, Industrial Development Agency, Civic Facilities Rev., Continuing Care Retirement (Kendal on Hudson), “A”, 6.5%, 2013 (c)	300,000	318,165
Wisconsin Health & Educational Facilities Authority Rev. (St. John’s Community, Inc.), “A”, 7.25%, 2029	20,000	21,419
Wisconsin Health & Educational Facilities Authority Rev. (St. John’s Community, Inc.), “A”, 7.625%, 2039	130,000	138,323

		$3,331,137
Human Services - 0.9%
Nassau County, NY, Industrial Development Agency, Civic Facility Rev. (Special Needs Facility), “B-1”, 6.5%, 2017	$205,000	$199,377
New York Dormitory Authority Rev. (Jewish Board of Families & Children), AMBAC, 5%, 2023	695,000	707,364
New York Dormitory Authority Rev., Non-State Supported Debt (Nysarc, Inc.), “A”, 6%, 2032	705,000	788,698
New York, NY, Industrial Development Agency (PSCH, Inc.), 6.375%, 2033	215,000	205,686

		$1,901,125
Industrial Revenue - Airlines - 0.2%
New York, NY, City Industrial Development Agency Special Facility Rev. (American Airlines, Inc. – JFK International Airport), 7.625%, 2025 (a)	$350,000	$309,075
New York, NY, City Industrial Development Agency Special Facility Rev. (American Airlines, Inc. – JFK International Airport), 7.75%, 2031 (a)	100,000	88,563

		$397,638
Industrial Revenue - Other - 2.0%
Liberty, NY, Development Corp. Rev. (Goldman Sachs Headquarters), 5.25%, 2035	$2,180,000	$2,248,910
New York, NY, City Industrial Development Agency Rev., Liberty Bonds (IAC/InterActiveCorp), 5%, 2035	500,000	477,930
Onondaga County, NY, Industrial Development Agency, Sewer Facilities Rev. (Bristol-Meyers Squibb Co.), 5.75%, 2024	1,000,000	1,163,960
Virgin Islands Public Finance Authority, Refinery Facilities Rev. (Hovensa Coker Project), 5.875%, 2022	430,000	389,722

		$4,280,522
Industrial Revenue - Paper - 0.5%
Essex County, NY, Industrial Development Agency, Pollution Control Rev. (International Paper Corp.), 6.15%, 2021	$470,000	$470,409
Essex County, NY, Industrial Development Agency, Pollution Control Rev. (International Paper Corp.), 6.45%, 2023	700,000	700,560

		$1,170,969
Miscellaneous Revenue - Entertainment & Tourism - 0.8%
Brooklyn, NY, Arena Local Development Corp. (Barclays Center Project), 6.25%, 2040	$1,750,000	$1,826,160

Miscellaneous Revenue - Other - 3.0%
New York Liberty Development Corp., Liberty Rev. (One Bryant Park LLC), 6.375%, 2049	$2,500,000	$2,643,700
New York Liberty Development Corp., Liberty Rev. (World Trade Center Project), 5%, 2044	2,000,000	2,035,740
New York, NY, Industrial Development Agency, Civic Facilities Rev. (United Jewish Appeal), “A”, 5%, 2027	1,000,000	1,040,300
Onondaga County, NY, Industrial Development Authority Rev. (Air Cargo), 6.125%, 2032	1,045,000	891,636

		$6,611,376
Multi-Family Housing Revenue - 3.2%
New York Housing Finance Agency Rev. (Affordable Housing), “D”, 5%, 2040	$1,520,000	$1,551,646
New York Housing Finance Agency Rev., “A”, 5.1%, 2041	790,000	773,410
New York Housing Finance Agency Rev., “A”, 5.25%, 2041	1,000,000	1,021,370
New York, NY, City Housing Development Corp., 5.5%, 2034	2,000,000	2,014,360
New York, NY, City Housing Development Corp., “C”, 5%, 2026	500,000	505,510
New York, NY, City Housing Development Corp., Multifamily Housing Rev., 4.8%, 2035	1,000,000	1,010,740

		$6,877,036

2

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Sales & Excise Tax Revenue - 2.8%
Colorado Regional Transportation District, Private Activity Rev. (Denver Transportation Partners), 6%, 2034	$1,000,000	$1,026,810
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “A”, 5.5%, 2028	1,060,000	1,157,170
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “A”, 5.5%, 2019 (c)	10,000	12,986
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “A”, 5.375%, 2039	630,000	659,560
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “C”, 6%, 2039	930,000	1,025,492
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “C”, 5.25%, 2041	930,000	959,751
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, 0%, 2056	11,315,000	653,781
Schenectady, NY, Metroplex Development Authority Rev., “A”, NATL, 5.375%, 2021	475,000	487,706

		$5,983,256
Single Family Housing - State - 1.9%
New York Mortgage Agency Rev., 5.1%, 2024	$315,000	$324,648
New York Mortgage Agency Rev., “130”, 4.65%, 2027	1,680,000	1,689,425
New York Mortgage Agency Rev., “130”, 4.75%, 2030	500,000	502,050
New York Mortgage Agency Rev., “156”, 5.35%, 2033	1,490,000	1,550,509

		$4,066,632
Solid Waste Revenue - 0.4%
Niagara County, NY, Industrial Development Agency, Solid Waste Disposal Rev. (American Ref-fuel), “C”, 5.625%, 2024 (b)	$850,000	$859,435

State & Agency - Other - 1.3%
New York Dormitory Authority (City University), AMBAC, 5.75%, 2018	$800,000	$928,904
New York Municipal Bond Bank Agency, Special Program Rev., “A”, AMBAC, 5.25%, 2015	715,000	716,795
New York State Dormitory Authority Rev. (State University) , “B”, FGIC, 5.25%, 2019	1,040,000	1,205,537

		$2,851,236
State & Local Agencies - 14.3%
Delaware Valley, PA, Regional Finance Authority, “C”, FRN, 1.103%, 2037	$1,405,000	$884,785
New York City Educational Construction Fund Rev., “A”, 5.75%, 2033	1,860,000	2,115,397
New York Dormitory Authority (City University), “A”, 5.625%, 2016	2,450,000	2,784,327
New York Dormitory Authority (State University), 5.875%, 2017	1,130,000	1,338,056
New York Dormitory Authority Rev. (School Program), 6.25%, 2020	1,690,000	1,696,523
New York Dormitory Authority Rev., Mental Health Services, Unrefunded, “B”, NATL, 5.25%, 2031	725,000	726,073
New York Dormitory Authority Rev., Non-State Supported Debt, 5%, 2032	2,000,000	2,086,560
New York Dormitory Authority Rev., State Supported Debt, AGM, 5.25%, 2030	25,000	25,049
New York Municipal Bond Bank Agency, Special School Purpose Rev., 5.25%, 2022	1,000,000	1,058,150
New York Thruway Authority, Personal Income Tax Rev., “A”, 5%, 2018	1,710,000	2,083,088
New York Tobacco Settlement Financing Corp., “A-1”, 5.5%, 2012 (c)	1,475,000	1,506,182
New York Tobacco Settlement Financing Corp., “A-1”, 5.5%, 2018	525,000	536,141
New York Tobacco Settlement Financing Corp., “B”, 5%, 2018	2,000,000	2,372,240
New York Urban Development Corp. (State Facilities), AMBAC, 5.6%, 2015	2,750,000	2,985,428
New York Urban Development Corp. Rev., “D”, 5.625%, 2028	2,000,000	2,262,780
New York Urban Development Corp. Rev., Personal Income Tax, “C”, 5%, 2018	3,000,000	3,701,130
New York Urban Development Corp. Rev., Service Contract, “A-2”, 5%, 2020	2,000,000	2,387,200
United Nations Development Corp., “A”, 5%, 2026	500,000	552,845

		$31,101,954
Tax - Other - 13.1%
Guam Government Ltd. Obligation Rev., “A”, 5.375%, 2024	$270,000	$282,088
Guam Government Ltd. Obligation Rev., “A”, 5.625%, 2029	90,000	93,572
Hudson Yards, NY, Infrastructure Corp. Rev., “A”, 5.75%, 2047	3,000,000	3,242,670
New York Dormitory Authority, State Personal Income Tax Rev., “C”, 5%, 2023	3,000,000	3,637,260
New York Dormitory Authority, State Personal Income Tax Rev., “E”, 5%, 2018	3,000,000	3,650,010
New York, NY, City Transitional Finance Authority Building Aid Rev., “S-2A”, 5%, 2040	2,000,000	2,126,160
New York, NY, City Transitional Finance Authority Building Aid Rev., “S-3”, 5.25%, 2039	2,000,000	2,135,400
New York, NY, City Transitional Finance Authority Building Aid Rev., “S-5”, GNMA, 5%, 2026	3,000,000	3,339,420
New York, NY, City Transitional Finance Authority Building Aid Rev., “S-5”, 5%, 2032	1,000,000	1,065,140
New York, NY, City Transitional Finance Authority Rev., “B”, 5%, 2021	2,000,000	2,486,140

3

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Tax - Other - continued
New York, NY, City Transitional Finance Authority Rev., “D”, 5%, 2027	$3,000,000	$3,455,370
Virgin Islands Public Finance Authority Rev. (Diageo), “A”, 6.625%, 2029	605,000	665,760
Virgin Islands Public Finance Authority Rev., “A-1”, 5%, 2039	1,250,000	1,231,450
Virgin Islands Public Finance Authority Rev., Matching Fund Loan Note, “A”, 5%, 2029	1,080,000	1,099,818

		$28,510,258
Tobacco - 2.2%
Buckeye, OH, Tobacco Settlement Financing Authority, “A-2”, 5.125%, 2024	$320,000	$242,813
Buckeye, OH, Tobacco Settlement Financing Authority, Capital Appreciation, “A-3”, 0% to 2012, 6.25% to 2037	765,000	546,730
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A-1”, 5.75%, 2047	1,595,000	1,152,930
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Capital Appreciation, “A-2”, 0% to 2012, 5.30% to 2037	1,235,000	793,043
Illinois Railsplitter Tobacco Settlement Authority, 6%, 2028	355,000	381,636
New Jersey Tobacco Settlement Financing Corp., “1-A”, 5%, 2041	1,040,000	747,219
New York County Tobacco Trust II, 5.625%, 2035	800,000	656,808
Westchester, NY, Tobacco Asset Securitization Corp., 5.125%, 2045	500,000	337,105

		$4,858,284
Toll Roads - 2.2%
Triborough Bridge & Tunnel Authority Rev., NY, “A”, 5%, 2028	$2,000,000	$2,316,840
Triborough Bridge & Tunnel Authority Rev., NY, “A-2”, 5%, 2029	2,000,000	2,208,440
Triborough Bridge & Tunnel Authority Rev., NY, ETM, 6%, 2012	300,000	300,000

		$4,825,280
Transportation - Special Tax - 3.9%
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “AA-1”, AGM, 4.95%, 2012 (c)	$630,000	$644,522
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “AA-1”, AGM, 4.95%, 2026	900,000	944,496
Metropolitan Transportation Authority Rev., NY, “A”, 5%, 2035	2,000,000	2,067,820
Metropolitan Transportation Authority Rev., NY, “C”, 6.5%, 2028	2,000,000	2,391,340
Metropolitan Transportation Authority Rev., NY, ETM, AMBAC, 5.75%, 2013 (c)	275,000	284,295
New York Thruway Authority, General Rev., Highway & Bridges, “A-1”, 5%, 2020	1,750,000	2,148,405

		$8,480,878
Universities - Colleges - 17.4%
Albany, NY, Capital Resource Corp. Rev. (The College Saint Rose), “A”, 5.625%, 2031	$1,000,000	$1,038,340
Albany, NY, Industrial Development Agency Rev. (Albany Law School), 5%, 2031	1,000,000	1,012,430
Hempstead, NY, Industrial Development Agency Civic Rev. (Adelphi University), 5%, 2030	1,515,000	1,562,253
Hempstead, NY, Local Development Corp. Rev. (Adelphi University), “B”, 5.25%, 2039	500,000	517,280
Hempstead, NY, Local Development Corp. Rev. (Hofstra University), 5%, 2028	1,000,000	1,075,040
Illinois Finance Authority Rev. (Roosevelt University Project), 6.25%, 2029	1,945,000	2,048,260
Madison County, NY, Industrial Development Agency Civic Facilities Rev. (Colgate University), “A”, AMBAC, 5%, 2035	1,585,000	1,659,257
Miami-Dade County, FL, Educational Facilities Authority Rev. (University of Miami), ”B”, 5.25%, 2029	1,325,000	1,463,383
Monroe County, NY, Industrial Development Corp. Rev., “A”, 5%, 2023	500,000	584,295
Monroe County, NY, Industrial Development Corp. Rev., “A”, 5%, 2024	1,000,000	1,151,600
Monroe County, NY, Industrial Development Corp. Rev., “A”, 5%, 2025	1,000,000	1,137,530
Nassau County, NY, Industrial Development Agency Rev. (New York Institute of Technology), “A”, 4.75%, 2026	1,000,000	1,010,050
New Jersey Educational Facilities Authority Rev. (University of Medicine & Dentistry), “B”, 6%, 2017	985,000	1,167,215
New York Dormitory Authority Rev. (New York University), “A”, FGIC, 5%, 2029	1,000,000	1,034,250
New York Dormitory Authority Rev. (St. John’s University), “A”, NATL, 5%, 2017	300,000	303,606
New York Dormitory Authority Rev., Non-State Supported Debt (Brooklyn Law School), 5.75%, 2033	600,000	637,824
New York Dormitory Authority Rev., Non-State Supported Debt (Cornell University), “A”, 5%, 2031	2,000,000	2,124,460
New York Dormitory Authority Rev., Non-State Supported Debt (Manhattan Marymount), 5.125%, 2039	2,000,000	2,098,160
New York Dormitory Authority Rev., Non-State Supported Debt (New York University), “A”, 5.25%, 2048	1,955,000	2,093,453
New York Dormitory Authority Rev., Non-State Supported Debt (St. Josephs College), 5.25%, 2035	2,000,000	2,064,960
New York Dormitory Authority Rev., Non-State Supported Debt, “A”, 5%, 2020	2,000,000	2,355,880
Onondaga, NY, Civic Development Corp. Rev. (Le Moyne College Project), 5.375%, 2040	2,000,000	2,034,740
Schenectady, NY, New York Dormitory Authority Rev. (Cornell University), “A”, AMBAC, 5%, 2032	2,000,000	2,036,440
Seneca County, NY, Industrial Development Agency, Civic Facilities Rev. (New York Chiropractic), 5%, 2027	500,000	509,445

4

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Universities - Colleges - continued
St. Lawrence County, NY, Industrial Development Agency Rev. (Clarkson University), 5%, 2031	$2,225,000	$2,318,094
Troy, NY, Capital Resource Corp. Rev. (Rensselaer Polytechnic Institute) “A”, 5.125%, 2040	1,000,000	1,016,360
Troy, NY, Industrial Development Authority, Civic Facility Rev. (Rensselaer Polytechnical Institute), “E”, 5%, 2031	1,000,000	1,037,160
Yonkers, NY, Industrial Development Agency, Civic Facilities Rev. (Sarah Lawrence College Project), “A”, 6%, 2041	595,000	622,798

		$37,714,563
Universities - Dormitories - 1.0%
Buffalo & Erie County, NY, Industrial Land Development Corp. Rev. (Buffalo State College), “A”, 5.375%, 2041	$2,000,000	$2,103,140

Universities - Secondary Schools - 0.3%
La Vernia, TX, Higher Education Finance Corp. Rev. (Lifeschool of Dallas), “A”, 7.5%, 2041	$535,000	$561,761

Utilities - Investor Owned - 1.2%
New York Environmental Facilities Corp., Water Facilities Rev., 6%, 2031	$1,005,000	$1,016,939
New York Environmental Facilities Corp., Water Facilities Rev. (Spring Valley Water Co.), “B”, AMBAC, 6.15%, 2024	1,500,000	1,504,380

		$2,521,319
Utilities - Municipal Owned - 2.6%
Guam Power Authority Rev., “A”, 5.5%, 2030	$515,000	$521,726
Long Island, NY, Power Authority, Electric Systems Rev., “A”, 5%, 2021	1,500,000	1,785,330
Long Island, NY, Power Authority, Electric Systems Rev., “A”, 6.25%, 2033	1,000,000	1,156,450
Long Island, NY, Power Authority, Electric Systems Rev., “A”, 6%, 2033	2,000,000	2,277,440

		$5,740,946
Utilities - Other - 0.6%
Public Authority for Colorado Energy Natural Gas Purchase Rev., 6.5%, 2038	$1,085,000	$1,184,516

Water & Sewer Utility Revenue - 3.1%
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, 6%, 2038	$1,240,000	$1,306,588
Guam Government Waterworks Authority, Water & Wastewater System Rev., 5.625%, 2040	315,000	308,215
New York Environmental Facilities Corp., Clean Water & Drinking Rev., “B”, 5%, 2033	2,140,000	2,305,807
New York, NY, Municipal Water & Sewer Finance Authority Rev., 4.75%, 2030 (f)	1,245,000	1,322,153
New York, NY, Municipal Water & Sewer Finance Authority Rev., ETM, AMBAC, 6.75%, 2014 (c)	500,000	552,845
Suffolk County, NY, Water Authority Rev., ETM, NATL, 5.1%, 2012 (c)	895,000	912,470

		$6,708,078
Total Municipal Bonds		$210,378,646

Money Market Funds - 1.9%
MFS Institutional Money Market Portfolio, 0.05%, at Net Asset Value (v)	4,193,098	$4,193,098
Total Investments		$214,571,744

Other Assets, Less Liabilities - 1.2%		2,643,380
Net Assets - 100.0%		$217,215,124

(a)	Non-income producing security.
(b)	Mandatory tender date is earlier than stated maturity date.
(c)	Refunded bond.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

5

Portfolio of Investments (unaudited) – continued

The following abbreviations are used in this report and are defined:

ETM	Escrowed to Maturity
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
LOC	Letter of Credit

Insurers
AGM	Assured Guaranty Municipal
AMBAC	AMBAC Indemnity Corp.
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Administration
GNMA	Government National Mortgage Assn.
NATL	National Public Finance Guarantee Corp.

Derivative Contracts at 12/31/11

Futures Contracts Outstanding at 12/31/11

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Liability Derivatives
Interest Rate Futures
U.S. Treasury Bond 30 yr (Short)	USD	12	$1,737,750	March - 2012	$(23,574)
U.S. Treasury Note 10 yr (Short)	USD	10	1,311,250	March - 2012	(11,739)

					$(35,313)

At December 31, 2011, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

6

Supplemental Information

12/31/11 (unaudited)

(1)	Investment Valuations

Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures. The following is a summary of the levels used as of December 31, 2011 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$210,378,646	$—	$210,378,646
Mutual Funds	4,193,098	—	—	4,193,098
Total Investments	$4,193,098	$210,378,646	$—	$214,571,744

Other Financial Instruments
Futures	$(35,313)	$—	$—	$(35,313)

For further information regarding security characteristics, see the Portfolio of Investments.

7

Supplemental Information (unaudited) – continued

(2)	Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$202,993,494
Gross unrealized appreciation	$13,057,573
Gross unrealized depreciation	(1,479,323)
Net unrealized appreciation (depreciation)	$11,578,250

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3)	Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	6,762,934	54,810,867	(57,380,703)	4,193,098

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$3,640	$4,193,098

8

MFS® North Carolina

Municipal Bond Fund

QUARTERLY REPORT

December 31, 2011

PORTFOLIO OF INVESTMENTS

12/31/11 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Municipal Bonds - 99.2%
Airport Revenue - 4.1%
Charlotte, NC, Airport Rev. (Charlotte/Douglas International Airport), AMBAC, 5%, 2023	$1,430,000	$1,576,782
Charlotte, NC, Airport Rev., “A”, 4.75%, 2028	1,250,000	1,331,738
Charlotte, NC, Airport Rev., “A”, NATL, 5%, 2029	2,000,000	2,059,360
Charlotte, NC, Airport Rev., “A”, NATL, 5%, 2034	4,485,000	4,581,697
Charlotte, NC, Airport Rev., “A”, 5%, 2036	3,000,000	3,195,900
Chicago, IL, O’Hare International Airport Rev., Third Lien, “A”, 5.625%, 2035	1,055,000	1,152,545
Raleigh Durham, NC, Airport Authority Rev., “A”, 5%, 2036	3,440,000	3,678,770

		$17,576,792
General Obligations - General Purpose - 3.6%
Cary, NC, Public Improvement, “B”, 4%, 2017	$3,305,000	$3,842,459
Harnett County, NC, Water & Sewer Systems Rev., AMBAC, 5%, 2028	700,000	731,080
Mecklenburg County, NC, “A”, 5%, 2018	5,100,000	6,350,367
Mecklenburg County, NC, “C”, 5.25%, 2025	1,415,000	1,854,060
Puerto Rico Public Buildings Authority Rev., Guaranteed, “M”, 6.25%, 2023	905,000	1,054,723
Puerto Rico Public Buildings Authority Rev., Guaranteed, “Q”, 5.625%, 2039	1,705,000	1,746,278

		$15,578,967
General Obligations - Improvement - 5.2%
Guam Government, “A”, 6.75%, 2029	$240,000	$252,046
Guam Government, “A”, 7%, 2039	265,000	277,503
Nash County, NC, Limited Obligation, ASSD GTY, 5%, 2030	2,000,000	2,254,580
New Hanover County, NC, Public Improvement, “A”, 5%, 2030	2,000,000	2,290,560
North Carolina Capital Improvement Obligation, “A”, 5%, 2026	1,450,000	1,701,720
State of North Carolina, “B”, 5%, 2017	4,700,000	5,683,898
State of North Carolina, “B”, 5%, 2018	3,000,000	3,721,710
State of North Carolina, “C”, 5%, 2019	5,000,000	6,292,050

		$22,474,067
General Obligations - Schools - 4.9%
Folsom Cordova, CA, Unified School District, School Facilities Improvement District No. 4 (Election 2006), Capital Appreciation, “A”, NATL, 0%, 2026	$3,920,000	$1,710,688
Johnston County, NC, “B”, 5%, 2018	1,425,000	1,733,741
New Hanover County, NC, Public Improvement, 5%, 2012 (c)	1,435,000	1,462,724
Wake County, NC, “C”, 5%, 2020	3,000,000	3,824,280
Wake County, NC, “C”, 5%, 2021 (f)	6,500,000	8,375,055
Wake County, NC, “C”, 5%, 2024	3,000,000	3,876,750

		$20,983,238
Healthcare Revenue - Hospitals - 19.9%
Albemarle, NC, Hospital Authority Health Care Facilities Rev., 5.25%, 2038	$2,000,000	$1,639,120
Charlotte-Mecklenburg, NC, Hospital Authority Health Care System Rev. (Carolina Health Care System), “A”, 5%, 2031	1,000,000	1,037,740
Charlotte-Mecklenburg, NC, Hospital Authority Health Care System Rev. (Carolina Health Care System), “A”, 5.25%, 2034	4,000,000	4,208,520
Charlotte-Mecklenburg, NC, Hospital Authority Health Care System Rev. (Carolina Health Care System), “A”, 5%, 2047	1,000,000	1,011,910
Charlotte-Mecklenburg, NC, Hospital Authority Health Care System Rev. Unrefunded (Carolina Health Care System), “A”, 5%, 2031	2,695,000	2,696,455
Illinois Finance Authority Rev. (Little Company of Mary Hospital and Health Care Centers), 5.375%, 2040	725,000	730,670
Illinois Finance Authority Rev. (Resurrection Health), 6.125%, 2025	380,000	396,990
Illinois Finance Authority Rev. (Silver Cross Hospital & Medical Centers), 7%, 2044	1,140,000	1,198,801
Jefferson Parish, LA, Hospital Service District No. 2 (East Jefferson General Hospital), 6.25%, 2031	360,000	369,317
Jefferson Parish, LA, Hospital Service District No. 2 (East Jefferson General Hospital), 6.375%, 2041	1,385,000	1,409,127
Louisville & Jefferson County, KY, Metropolitan Government Healthcare Systems Rev. (Norton Healthcare, Inc.), 5.25%, 2036	1,820,000	1,837,308
Miami-Dade County, FL, Health Facilities Authority Hospital Rev. (Variety Children’s Hospital), “A”, 6%, 2030	310,000	333,173
Michigan Hospital Finance Authority Rev. (Henry Ford Health System), 5.625%, 2029	245,000	260,398

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Healthcare Revenue - Hospitals - continued
Michigan Hospital Finance Authority Rev. (Henry Ford Health System), 5.75%, 2039	$1,450,000	$1,499,880
New Hampshire Business Finance Authority Rev. (Elliot Hospital Obligated Group), “A”, 6%, 2027	790,000	818,069
New Hampshire Business Finance Authority Rev. (Elliot Hospital Obligated Group), “A”, 6.125%, 2039	1,110,000	1,131,423
New Hampshire Business Finance Authority Rev. (Huggins Hospital), 6.875%, 2039	55,000	56,703
North Carolina Hospital Authority Mortgage Rev. (Johnston Memorial), AGM, 5.25%, 2036	2,000,000	2,128,760
North Carolina Medical Care Commission, Health Care Facilities Rev. (Appalachian Regional Healthcare System), “A”, 6.375%, 2026	2,000,000	2,093,400
North Carolina Medical Care Commission, Health Care Facilities Rev. (Appalachian Regional Healthcare System), “A”, 6.5%, 2031	1,000,000	1,054,260
North Carolina Medical Care Commission, Health Care Facilities Rev. (Cleveland County Healthcare System), 5.75%, 2035	800,000	842,416
North Carolina Medical Care Commission, Health Care Facilities Rev. (Cleveland County Healthcare), “A”, AMBAC, 5%, 2035	1,155,000	1,153,406
North Carolina Medical Care Commission, Health Care Facilities Rev. (Duke University Health System), “A”, 5%, 2035	1,620,000	1,699,218
North Carolina Medical Care Commission, Health Care Facilities Rev. (Duke University Health System), “A”, 5%, 2042	3,500,000	3,653,825
North Carolina Medical Care Commission, Health Care Facilities Rev. (Duke University Health System), “A”, 5%, 2042	2,000,000	2,090,620
North Carolina Medical Care Commission, Health Care Facilities Rev. (Novant Health Obligation Group), 5%, 2039	1,945,000	1,963,108
North Carolina Medical Care Commission, Health Care Facilities Rev. (Novant Health Obligation Group), “A”, 5.25%, 2040	3,000,000	3,095,970
North Carolina Medical Care Commission, Health Care Facilities Rev. (Rex Healthcare), “A”, 5%, 2030	5,250,000	5,456,010
North Carolina Medical Care Commission, Health Care Facilities Rev. (Wakemed), AMBAC, 5%, 2021	2,045,000	2,066,473
North Carolina Medical Care Commission, Health Care Facilities Rev. (Wakemed), “A”, ASSD GTY, 5.625%, 2038	500,000	520,320
North Carolina Medical Care Commission, Health System Rev. (Mission Health System, Inc.), 5%, 2025	1,600,000	1,718,560
North Carolina Medical Care Commission, Health System Rev. (Mission Health System, Inc.), 4.75%, 2035	2,000,000	2,020,520
North Carolina Medical Care Commission, Hospital Rev. (Southeastern Regional Medical Center), 5.375%, 2032	3,330,000	3,342,987
North Carolina Medical Care Commission, Hospital Rev. (The North Carolina Baptist Hospitals, Inc.), 5.25%, 2029	2,215,000	2,381,435
North Carolina Medical Care Commission, Hospital Rev. (The North Carolina Baptist Hospitals, Inc.), 5%, 2034	3,000,000	3,074,340
North Carolina Medical Care Commission, Hospital Rev. (Wilson Memorial Hospital), Capital Appreciation, AMBAC, 0%, 2013	1,000,000	948,040
North Carolina Medical Care Commission, Hospital Rev. (Wilson Memorial Hospital), Capital Appreciation, AMBAC, 0%, 2015	1,140,000	993,544
Northern Hospital District, Surry County, NC, Health Care Facilities Rev., RADIAN, 5.5%, 2019	820,000	820,320
Northern Hospital District, Surry County, NC, Health Care Facilities Rev., 6.25%, 2038	1,000,000	1,025,270
Onslow County, NC, Hospital Authority (Onslow Memorial Hospital Project), NATL, 5%, 2026	1,155,000	1,216,573
Pitt County, NC, Rev., Pitt County Memorial Hospital, ETM, 5.25%, 2021 (c)	10,135,000	11,593,224
Royal Oak, MI, Hospital Finance Authority Rev. (William Beaumont Hospital), 8.25%, 2039	2,040,000	2,439,289
St. Petersburg, FL, Health Facilities Authority Rev., 6.5%, 2039	470,000	518,861
Washington Health Care Facilities Authority Rev. (Central Washington Health Services), 6.75%, 2029	270,000	283,897
Washington Health Care Facilities Authority Rev. (Central Washington Health Services), 7%, 2039	635,000	666,998
Wisconsin Health & Educational Facilities Authority Rev. (ProHealth Care, Inc. Obligated Group), 6.625%, 2039	2,195,000	2,421,283
Wisconsin Health & Educational Facilities Authority Rev. (Wheaton Franciscan Healthcare), 5.25%, 2031	1,495,000	1,431,388

		$85,349,919
Healthcare Revenue - Long Term Care - 1.0%
North Carolina Medical Care Commission, Health Care Facilities Rev. (Arbor Acres Community), 6.375%, 2012 (c)	$1,000,000	$1,019,430
North Carolina Medical Care Commission, Health Care Facilities Rev. (Givens Estates), 6.5%, 2013 (c)	800,000	880,320
North Carolina Medical Care Commission, Retirement Facilities Rev. (Galloway Ridge Project), “A”, 5.875%, 2031	480,000	471,648
North Carolina Medical Care Commission, Retirement Facilities Rev. (Galloway Ridge Project), “A”, 6%, 2039	1,520,000	1,490,147
Wisconsin Health & Educational Facilities Authority Rev. (St. John’s Community, Inc.), “A”, 7.25%, 2029	35,000	37,483
Wisconsin Health & Educational Facilities Authority Rev. (St. John’s Community, Inc.), “A”, 7.625%, 2039	220,000	234,084

		$4,133,112
Industrial Revenue - Other - 0.2%
Virgin Islands Public Finance Authority, Refinery Facilities Rev. (Hovensa Coker Project), 5.875%, 2022	$860,000	$779,444

Industrial Revenue - Paper - 0.2%
Columbus County, NC, Industrial Facilities & Pollution Control, Financing Authority Rev. (International Paper Co.), 5.7%, 2034	$1,000,000	$1,031,300

Miscellaneous Revenue - Other - 1.0%
Citizens Property Insurance Corp., FL, “A-1”, 5%, 2019	$185,000	$205,252
Citizens Property Insurance Corp., FL, “A-1”, 5%, 2020	1,870,000	2,065,509
Durham County, NC, Industrial Facilities & Pollution Control Financing Authority Rev. (Research Triangle Institute), 5%, 2025	1,000,000	1,218,570

2

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Miscellaneous Revenue - Other - continued
Miami-Dade County, FL, Special Obligation, Capital Appreciation, “C”, NATL, 0%, 2028	$1,890,000	$707,162
Summit County, OH, Port Authority Building Rev. (Flats East Development Recovery Zone Facility Bonds), 6.875%, 2040	100,000	102,960

		$4,299,453
Multi-Family Housing Revenue - 1.7%
Charlotte, NC, Housing Authority Rev., GNMA, 4.8%, 2048	$2,000,000	$1,962,660
Charlotte, NC, Housing Authority Rev., Mortgage Rocky Branch II, GNMA, 4.65%, 2035	2,000,000	2,005,060
Elizabeth City, NC, Multi-Family Housing Rev. (Walker Landing), “A”, GNMA, 5.125%, 2049	1,500,000	1,316,760
Mecklenburg County, NC (Little Rock Apartments), FNMA, 5.15%, 2022	1,000,000	1,002,230
North Carolina Medical Care Commission, Health Care Facilities Rev., “A” (ARC Projects), 5.8%, 2034	1,000,000	1,008,240

		$7,294,950
Port Revenue - 0.2%
North Carolina Ports Authority Facilities Rev., “A”, 5.25%, 2040	$1,000,000	$1,022,400

Sales & Excise Tax Revenue - 4.5%
Colorado Regional Transportation District, Private Activity Rev. (Denver Transportation Partners), 6.5%, 2030	$1,675,000	$1,788,950
Guam Government Business Privilege Tax Rev., “A”, 5.25%, 2036	1,140,000	1,211,957
Massachusetts Bay Transportation Authority Sales Tax Rev., “A-1”, 5.25%, 2032	2,865,000	3,471,062
Puerto Rico Infrastructure Financing Authority, Special Tax Rev., “C”, FGIC, 5.5%, 2022	1,740,000	1,942,832
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “A”, 5.5%, 2019 (c)	15,000	19,479
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “A”, 5.5%, 2028	1,725,000	1,883,131
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “C”, 5%, 2040	1,865,000	1,950,100
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “C”, 5.25%, 2040	1,925,000	2,071,897
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “C”, 5.25%, 2041	840,000	866,872
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, 0%, 2034	4,540,000	1,172,092
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, 0%, 2032	1,970,000	1,853,415
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, 0%, 2033	4,135,000	1,150,274

		$19,382,061
Single Family Housing - State - 3.4%
North Carolina Housing Finance Agency Rev., “12-C”, 5.35%, 2033	$500,000	$500,280
North Carolina Housing Finance Agency Rev., “15-A”, AGM, 4.95%, 2032	375,000	375,229
North Carolina Housing Finance Agency Rev., “19-A”, 5.1%, 2030	2,245,000	2,256,360
North Carolina Housing Finance Agency Rev., “23-A”, 4.8%, 2037	1,890,000	1,815,553
North Carolina Housing Finance Agency Rev., “24-A”, 4.75%, 2026	1,820,000	1,824,568
North Carolina Housing Finance Agency Rev., “25-A”, 5.75%, 2037	785,000	802,129
North Carolina Housing Finance Agency Rev., “29-A”, 4.85%, 2038	1,790,000	1,766,336
North Carolina Housing Finance Agency Rev., “31-A”, 5.25%, 2038	1,955,000	1,973,436
North Carolina Housing Finance Agency Rev., “A”, 5.375%, 2023	180,000	181,454
North Carolina Housing Finance Agency, Home Ownership Rev., “2”, 4%, 2025	2,855,000	2,872,929

		$14,368,274
State & Agency - Other - 2.2%
Charlotte, NC, COP (Transit Projects), 5%, 2033	$3,000,000	$3,176,640
Charlotte, NC, COP (Transit Projects), “E”, 5%, 2035	1,990,000	2,059,750
Charlotte, NC, COP, “E”, 5%, 2026	760,000	842,141
Charlotte, NC, COP, “E”, 5%, 2034	2,000,000	2,124,400
Harnett County, NC, COP, AGM, 5.25%, 2015	1,020,000	1,075,794
Rockingham, NC, COP, AMBAC, 5.125%, 2024	350,000	357,613

		$9,636,338
State & Local Agencies - 7.9%
Charlotte, NC, COP (NASCAR Hall of Fame), “C”, 5%, 2039	$5,130,000	$5,412,047
Delaware Valley, PA, Regional Finance Authority, “C”, FRN, 1.103%, 2037	2,260,000	1,423,212
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Enhanced, “A”, ASSD GTY, 5%, 2045	1,355,000	1,312,196
Harnett County, NC, COP, ASSD GTY, 5%, 2029	400,000	437,468

3

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
State & Local Agencies - continued
Iredell County, NC, Public Facilities (School Projects), AGM, 5.125%, 2027	$3,230,000	$3,561,883
Mecklenburg County, NC, COP, “A”, 5%, 2028	350,000	384,010
Mooresville, NC, COP, 5%, 2032	3,120,000	3,245,923
Orange County, NC, Public Facilities Co., Limited Obligation, 5%, 2024	750,000	872,393
Pitt County, NC, Limited Obligation, “A”, 5%, 2035	2,000,000	2,156,560
Rutherford County, NC, COP (Rutherford County School), AMBAC, 5%, 2023	840,000	893,777
Salisbury, NC, COP, ASSD GTY, 5.625%, 2026	1,000,000	1,139,540
Wake County, NC, 5%, 2033	6,000,000	6,860,580
Wake County, NC, Annual Appropriation Ltd., Obligation Bonds, “2009”, 5%, 2032	3,000,000	3,425,640
Wilmington, NC, COP, “A”, 5%, 2038	2,650,000	2,806,032

		$33,931,261
Tax - Other - 1.1%
Guam Government Ltd. Obligation Rev., “A”, 5.375%, 2024	$420,000	$438,803
Guam Government Ltd. Obligation Rev., “A”, 5.625%, 2029	145,000	150,755
Virgin Islands Public Finance Authority Rev. (Diageo), “A”, 6.625%, 2029	1,005,000	1,105,932
Virgin Islands Public Finance Authority Rev., “A-1”, 5%, 2029	305,000	310,066
Virgin Islands Public Finance Authority Rev., “A-1”, 5%, 2039	350,000	344,806
Virgin Islands Public Finance Authority Rev., “B”, 5%, 2025	305,000	316,264
Virgin Islands Public Finance Authority Rev., Matching Fund Loan Note, “A”, 5%, 2029	2,090,000	2,128,352

		$4,794,978
Tobacco - 1.5%
Buckeye, OH, Tobacco Settlement Financing Authority, “A-2”, 5.125%, 2024	$515,000	$390,777
Buckeye, OH, Tobacco Settlement Financing Authority, Capital Appreciation, “A-3”, 0% to 2012, 6.25% to 2037	1,295,000	925,511
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A-1”, 5.75%, 2047	680,000	491,531
Illinois Railsplitter Tobacco Settlement Authority, 6%, 2028	1,975,000	2,123,184
New Jersey Tobacco Settlement Financing Corp., “1-A”, 5%, 2041	1,480,000	1,063,350
Tobacco Securitization Authority, Minnesota Tobacco Settlement Rev., “B”, 5.25%, 2031	1,390,000	1,421,762

		$6,416,115
Transportation - Special Tax - 4.9%
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., AGM, 6%, 2018 (c)	$5,810,000	$7,325,887
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., AGM, 6%, 2018	5,040,000	5,935,255
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “CC”, AGM, 5.5%, 2028	1,715,000	1,947,554
Commonwealth of Virginia, Transportation Board Rev., Capital Projects, 5%, 2020	1,985,000	2,479,464
North Carolina Turnpike Authority, Monroe Connector System State Appropriation Rev., 5%, 2036	3,000,000	3,299,610

		$20,987,770
Universities - Colleges - 11.4%
Appalachian State University, NC, Rev., 4%, 2019	$1,080,000	$1,241,644
Appalachian State University, NC, Rev., “C”, NATL, 5%, 2030	1,000,000	1,045,310
Florida State University Board of Governors, System Improvement Rev., 6.25%, 2030	1,000,000	1,174,650
Illinois Finance Authority Rev. (Roosevelt University Project), 6.25%, 2029	2,000,000	2,106,180
New Jersey Educational Facilities Authority Rev. (University of Medicine & Dentistry), “B”, 6%, 2017	1,545,000	1,830,810
North Carolina Capital Facilities Finance Agency, Educational Facilities Rev. (High Point University Project), 5.25%, 2033	1,000,000	1,035,210
North Carolina Capital Facilities Finance Agency, Educational Facilities Rev. (Wake Forest University), 5%, 2028	980,000	1,086,448
North Carolina Capital Facilities Finance Agency, Educational Facilities Rev. (Wake Forest University), 5%, 2029	865,000	954,406
North Carolina Capital Facilities Finance Agency, Educational Facilities Rev. (Wake Forest University), 5%, 2031	2,000,000	2,180,680
North Carolina Capital Facilities Finance Agency, Educational Facilities Rev. (Wake Forest University), 5%, 2038	1,000,000	1,069,250
North Carolina Capital Facilities, Finance Agency Rev. (Duke University), “A”, 5.25%, 2012 (c)	2,000,000	2,074,080
North Carolina Capital Facilities, Finance Agency Rev. (Duke University), “A”, 5%, 2038	2,500,000	2,717,850
North Carolina Capital Facilities, Finance Agency Rev. (Johnson & Wales University), “A”, SYNCORA, 5.25%, 2022	1,870,000	1,890,177
North Carolina Capital Facilities, Finance Agency Rev. (Meredith College), 6%, 2031	3,240,000	3,340,375
Pinellas County, FL, Educational Facilities Authority Rev. (Barry University), 6%, 2041	450,000	456,912
Puerto Rico Industrial Tourist Authority (University Plaza), “A”, NATL, 5%, 2020	2,180,000	2,198,029
University of North Carolina, Chapel Hill, 5%, 2028	2,000,000	2,062,600

4

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Universities - Colleges - continued
University of North Carolina, Chapel Hill, 5%, 2031	$3,250,000	$3,578,965
University of North Carolina, Chapel Hill, “A”, ASSD GTY, 5%, 2034	200,000	217,958
University of North Carolina, Greensboro, 5%, 2026	3,000,000	3,444,330
University of North Carolina, Systems Pool Rev. (General Trust Indenture), “C”, 5.5%, 2034	1,890,000	2,023,699
University of North Carolina, Systems Pool Rev., “B”, NATL, 5%, 2033	1,180,000	1,236,640
University of North Carolina, Systems Pool Rev., “B”, 5.125%, 2034	2,000,000	2,202,880
University of North Carolina, Systems Pool Rev., “B-1”, 5.25%, 2024	1,615,000	1,922,577
University of North Carolina, Systems Pool Rev., “B-1”, 5.25%, 2025	1,705,000	1,999,419
University of North Carolina, Systems Pool Rev., “C”, AMBAC, 5%, 2029	2,000,000	2,094,320
University of North Carolina, Wilmington, COP (Student Housing Project), FGIC, 5%, 2028	1,825,000	1,903,968

		$49,089,367
Utilities - Investor Owned - 0.6%
Wake County, NC, Industrial Facilities & Pollution Control Rev. (Carolina Power & Light Co.), 5.375%, 2017	$2,500,000	$2,532,325

Utilities - Municipal Owned - 10.4%
California Department of Water Resources, Power Supply Rev., “N”, 5%, 2020	$1,630,000	$2,025,731
Long Island, NY, Power Authority, Electric Systems Rev., “A”, 6%, 2033	520,000	592,134
North Carolina Eastern Municipal Power Agency, AMBAC, 6%, 2018	14,245,000	17,599,982
North Carolina Municipal Power Agency, Catawba Electric Rev., “A”, NATL, 5.25%, 2019 (u)	10,000,000	10,427,300
North Carolina Municipal Power Agency, Catawba Electric Rev., “A”, NATL, 5.25%, 2020 (u)	6,000,000	6,247,860
North Carolina Municipal Power Agency, Catawba Electric Rev., “A”, 5%, 2030	2,500,000	2,688,975
Raleigh, NC, “A”, 5%, 2020	4,000,000	5,095,120

		$44,677,102
Utilities - Other - 1.2%
California M-S-R Energy Authority Gas Rev., “A”, 6.5%, 2039	$1,695,000	$1,929,605
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2019	1,055,000	1,071,532
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2026	1,290,000	1,275,629
Tennessee Energy Acquisition Corp., Gas Rev., “C”, 5%, 2021	805,000	798,029

		$5,074,795
Water & Sewer Utility Revenue - 8.1%
Asheville, NC, Water & Sewer Systems Rev., NATL, 5%, 2032	$1,000,000	$1,078,990
Cape Fear Public Utility Authority, Water & Sewer System Rev., 5%, 2035	3,000,000	3,218,370
Cape Fear Public Utility Authority, Water & Sewer System Rev., 5%, 2036	4,410,000	4,827,495
Charlotte, NC, Storm Water Fee Rev., 5%, 2034	3,675,000	3,802,706
Charlotte, NC, Water & Sewer Systems Rev., 5%, 2021	3,930,000	5,041,601
Durham County, NC, Enterprise Systems Rev., NATL, 5%, 2023	1,675,000	1,737,628
Durham County, NC, Enterprise Systems Rev., 5%, 2029	1,590,000	1,834,796
Fayetteville, NC, Public Works Commission Rev., “B”, 5%, 2035	1,750,000	1,917,125
Greenville, NC, Utilities Commission, Combined Enterprise System Rev., “A”, AGM, 5%, 2033	2,400,000	2,562,600
High Point, NC, Combined Enterprise System Rev., AGM, 5%, 2033	2,000,000	2,146,660
Oak Island, NC, Enterprise System Rev., ASSD GTY, 5.625%, 2030	500,000	561,480
Oak Island, NC, Enterprise System Rev., ASSD GTY, 6%, 2034	1,000,000	1,110,140
Oak Island, NC, Enterprise System Rev., ASSD GTY, 5.75%, 2036	800,000	888,928
Winston-Salem, NC, Water & Sewer Systems Rev., 5%, 2033	1,600,000	1,665,408
Winston-Salem, NC, Water & Sewer Systems Rev., 5%, 2034	2,000,000	2,253,900

		$34,647,827
Total Municipal Bonds		$426,061,855

Money Market Funds - 1.1%
MFS Institutional Money Market Portfolio, 0.05%, at Net Asset Value (v)	4,778,138	$4,778,138
Total Investments		$430,839,993

Other Assets, Less Liabilities - (0.3)%		(1,170,964)
Net Assets - 100.0%		$429,669,029

5

Portfolio of Investments (unaudited) – continued

(c)	Refunded bond.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(u)	Underlying security deposited into special purpose trust (“the trust”) by investment banker upon creation of self-deposited inverse floaters.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

COP	Certificate of Participation
ETM	Escrowed to Maturity
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.

Insurers
AGM	Assured Guaranty Municipal
AMBAC	AMBAC Indemnity Corp.
ASSD GTY	Assured Guaranty Insurance Co.
FGIC	Financial Guaranty Insurance Co.
FNMA	Federal National Mortgage Assn.
GNMA	Government National Mortgage Assn.
NATL	National Public Finance Guarantee Corp.
RADIAN	Radian Asset Assurance, Inc.
SYNCORA	Syncora Guarantee Inc.

Derivative Contracts at 12/31/11

Futures Contracts Outstanding at 12/31/11

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Liability Derivatives
Interest Rate Futures
U.S. Treasury Note 10 yr (Short)	USD	40	$5,245,000	March - 2012	$(46,955)

At December 31, 2011, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

6

Supplemental Information

(unaudited)

(1)	Investment Valuations

Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures. The following is a summary of the levels used as of December 31, 2011 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$426,061,856	$—	$426,061,856
Mutual Funds	4,778,138	—	—	4,778,138
Total Investments	$4,778,138	$426,061,856	$—	$430,839,994

Other Financial Instruments
Futures	$(46,955)	$—	$—	$(46,955)

For further information regarding security characteristics, see the Portfolio of Investments.

7

Supplemental Information (unaudited) – continued

(2)	Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$397,214,606
Gross unrealized appreciation	$26,511,918
Gross unrealized depreciation	(899,251)
Net unrealized appreciation (depreciation)	$25,612,667

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3)	Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	4,540,930	90,460,873	(90,223,665)	4,778,138

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$7,032	$4,778,138

8

MFS® Pennsylvania

Municipal Bond Fund

QUARTERLY REPORT

December 31, 2011

PORTFOLIO OF INVESTMENTS

12/31/11 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Municipal Bonds - 97.0%
Airport Revenue - 2.9%
Allegheny County, PA, Airport Rev. (Pittsburgh International Airport), NATL, 5.75%, 2014	$1,000,000	$1,066,079
Chicago, IL, O’Hare International Airport Rev., Third Lien, “A”, 5.625%, 2035	335,000	365,974
Philadelphia, PA, Airport Rev., “A”, AGM, 5%, 2040	2,000,000	2,048,380
Sacramento County, CA, Airport Systems Rev., 5%, 2040	470,000	479,113

		$3,959,546
General Obligations - General Purpose - 8.7%
Berks County, PA, 5%, 2022	$1,700,000	$2,011,066
Commonwealth of Pennsylvania, 5%, 2015	1,515,000	1,722,010
Commonwealth of Pennsylvania, 5%, 2019	1,000,000	1,242,770
Commonwealth of Puerto Rico, “A”, 5.375%, 2033	250,000	251,425
Commonwealth of Puerto Rico, “A”, 6%, 2038	425,000	447,823
Commonwealth of Puerto Rico, “A”, ETM, FGIC, 5.5%, 2015 (c)(u)	1,860,000	2,162,975
Luzerne County, PA, NATL, 5.25%, 2012 (c)	500,000	521,355
Luzerne County, PA, AGM, 6.75%, 2023	500,000	589,700
Puerto Rico Public Buildings Authority Rev., Guaranteed, “M”, 6.25%, 2023	450,000	524,448
State of Maryland, “C”, 5%, 2019 (f)	1,000,000	1,268,370
State of Pennsylvania, 5%, 2024	1,000,000	1,211,420

		$11,953,362
General Obligations - Improvement - 0.1%
Guam Government, “A”, 6.75%, 2029	$75,000	$78,764
Guam Government, “A”, 7%, 2039	90,000	94,246

		$173,010
General Obligations - Schools - 9.1%
Allegheny Valley, PA, School District, “A”, NATL, 5%, 2028	$1,000,000	$1,049,820
Carlisle, PA, School District, 5%, 2026	1,000,000	1,163,460
Conneaut, PA, School District, Capital Appreciation, “B”, AGM, 0%, 2031	1,150,000	493,856
Conneaut, PA, School District, Capital Appreciation, “B”, AGM, 0%, 2033	760,000	292,114
Daniel Boone, PA, School District, 5%, 2032	500,000	532,660
Deer Lakes, PA, School District, ASSD GTY, 5.375%, 2034	1,275,000	1,399,274
Garnet Valley, PA, School District, FGIC, 5.5%, 2015	750,000	758,003
Gateway, PA, Allegheny School District, FGIC, 5.2%, 2023	1,000,000	1,046,620
Palmyra, PA, School District, FGIC, 5.375%, 2016	820,000	833,661
Pennridge, PA, School District, NATL, 5%, 2013 (c)	50,000	52,570
Reading, PA, School District, “A”, 5%, 2018	1,000,000	1,144,170
Reading, PA, School District, “A”, 5%, 2020	665,000	765,608
Scranton, PA, School District, “A”, AGM, 5%, 2027	1,340,000	1,452,908
State Public School Building Authority, PA School (Colonial Intermediate Unit 20), FGIC, 5%, 2030	500,000	519,865
Whitehall-Coplay, PA, School District, “A”, AGM, 5.375%, 2034	1,000,000	1,085,550

		$12,590,139
Healthcare Revenue - Hospitals - 18.8%
Allegheny County, PA, Hospital Development Authority Rev. (Jefferson Regional Medical Center), “A”, 4.75%, 2025	$850,000	$771,571
Allegheny County, PA, Hospital Development Authority Rev. (University of Pittsburgh Medical Center), “A”, 5.375%, 2029	1,000,000	1,076,500
Allegheny County, PA, Hospital Development Authority Rev. (UPMC Health Systems), 5%, 2018	500,000	581,850
Allegheny County, PA, Hospital Development Authority Rev. (West Penn Allegheny Health), “A”, 5%, 2028	500,000	415,295
Blair County, PA, Hospital Authority Rev. (Altoona Regional Health System), 6%, 2039	750,000	760,643
Butler County, PA, Hospital Development Authority Rev. (Butler Health System, Inc.), 7.25%, 2039	500,000	564,895
Centre County, PA, Hospital Authority Rev. (Mount Nittany Medical Center), ASSD GTY, 5.875%, 2029	500,000	522,600
Centre County, PA, Hospital Authority Rev. (Mount Nittany Medical Center), 6.25%, 2041	500,000	535,285
Chester County, PA, Health & Educational Facilities Authority Rev. (Chester County Junior High School), “A”, 5%, 2040	1,000,000	1,038,000

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Healthcare Revenue - Hospitals - continued
Coweta County, GA, Development Authority Rev. (Piedmont Healthcare Project), 4.5%, 2042	$860,000	$814,962
Dauphin County, PA, General Authority Health Systems Rev. (Pinnacle Health System), “A”, 5.75%, 2020	750,000	822,803
DeKalb County, GA, Hospital Authority Rev. (DeKalb Medical Center, Inc.), 6.125%, 2040	305,000	311,436
Delaware County, PA, Authority Hospital Rev. (Crozer Keystone Obligations Group), “A”, 5%, 2031	500,000	433,900
Erie County, PA, Hospital Authority Rev. (Hamot Health Foundation), AMBAC, 5.25%, 2017	675,000	701,669
Erie County, PA, Hospital Authority Rev. (St. Vincent’s Health), “A”, 7%, 2027	500,000	517,095
Escambia County, FL, Health Facilities Authority (Baptist Hospital, Inc.), “A”, 6%, 2036	705,000	719,185
Geisinger Authority, PA, Health System Rev., “A”, 5.125%, 2034	1,000,000	1,055,700
Illinois Finance Authority Rev. (Provena Health), “A”, 6%, 2028	500,000	516,135
Jefferson Parish, LA, Hospital Service District No. 2 (East Jefferson General Hospital), 6.25%, 2031	165,000	169,270
Jefferson Parish, LA, Hospital Service District No. 2 (East Jefferson General Hospital), 6.375%, 2041	445,000	452,752
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Owensboro Medical Health System), “A”, 6.375%, 2040	390,000	410,818
Lancaster County, PA, Hospital Authority Rev., 5.5%, 2013 (c)	500,000	541,680
Lebanon County, PA, Health Facilities Authority Rev. (Good Samaritan Hospital), 5%, 2018	200,000	200,094
Lebanon County, PA, Health Facilities Authority Rev. (Good Samaritan Hospital), 6%, 2035	850,000	806,625
Lehigh County, PA, General Purpose Authority (Good Shepherd Group), “A”, 5.625%, 2034	350,000	353,920
Lehigh County, PA, General Purpose Authority (Lehigh Valley Hospital), NATL, 7%, 2016	190,000	209,982
Lehigh County, PA, General Purpose Authority (Lehigh Valley Hospital), 5.25%, 2032	600,000	610,458
Lehigh County, PA, General Purpose Authority (St. Luke’s Bethlehem Hospital), 5.375%, 2013 (c)	600,000	648,396
Lehigh County, PA, Hospital Rev. (Lehigh Valley Hospital), AGM, 5.25%, 2019	500,000	505,970
Lycoming County, PA, Health Authority Rev. (Susquehanna Health System), “A”, 5.75%, 2039	750,000	754,980
Miami-Dade County, FL, Health Facilities Authority Hospital Rev. (Variety Children’s Hospital), “A”, 6%, 2030	105,000	112,849
Michigan Hospital Finance Authority Rev. (Henry Ford Health System), 5.625%, 2029	75,000	79,714
Monroe County, PA, Hospital Authority Rev. (Pocono Medical Center), 6%, 2014 (c)	750,000	829,635
Monroe County, PA, Hospital Authority Rev. (Pocono Medical Center), 5%, 2027	250,000	250,983
Monroe County, PA, Hospital Authority Rev. (Pocono Medical Center), 5.125%, 2037	250,000	250,815
Mount Lebanon, PA, Hospital Authority Rev. (St. Clair Memorial Hospital), 5.625%, 2032	400,000	401,704
New Hampshire Business Finance Authority Rev. (Huggins Hospital), 6.875%, 2039	20,000	20,619
Northampton County, PA, General Purpose Authority Hospital Rev. (St. Luke’s Hospital), “A”, 5.5%, 2040	500,000	500,790
Philadelphia, PA, Hospitals & Higher Education Facilities Authority (Temple University Health System), 5.5%, 2026	500,000	488,780
Philadelphia, PA, Hospitals & Higher Education Facilities Authority (The Children’s Hospital of Philadelphia), “C”, 5%, 2025	1,000,000	1,121,940
South Central, PA, General Authority Rev. (Wellspan Health Properties, Inc.), “A”, 6%, 2025	750,000	843,908
St. Mary Hospital Authority, PA, Health System Rev. (Catholic Health East), “A”, 5%, 2033	500,000	514,025
St. Mary Hospital Authority, PA, Health System Rev. (Catholic Health East), “A”, 5%, 2040	500,000	504,605
St. Petersburg, FL, Health Facilities Authority Rev., 6.5%, 2039	155,000	171,114
West Shore, PA, Hospital Authority Rev. (Holy Spirit Hospital), “B”, 5.625%, 2032	500,000	502,840
Westmoreland County, PA, Industrial Development Authority Rev. (Excela Health Project), 5.125%, 2030	1,000,000	1,011,310
Wisconsin Health & Educational Facilities Authority Rev. (Wheaton Franciscan Healthcare), 5.25%, 2031	485,000	464,363

		$25,894,463
Healthcare Revenue - Long Term Care - 2.3%
Bucks County, PA, Industrial Development Authority Retirement Community Rev. (Ann’s Choice, Inc.), “A”, 6.125%, 2025	$250,000	$245,938
Bucks County, PA, Industrial Development Authority Rev. (Lutheran Community Telford Center), 5.75%, 2037	300,000	248,400
Chartiers Valley, PA, Industrial & Commercial Development Authority (Asbury Health Center Project), 5.75%, 2022	250,000	241,930
Cumberland County, PA, Municipal Authority Retirement Community Rev. (Wesley), “A”, 7.25%, 2013 (c)	110,000	118,571
Cumberland County, PA, Municipal Authority Retirement Community Rev. (Wesley), “A”, 7.25%, 2013 (c)	40,000	43,117
Cumberland County, PA, Municipal Authority Rev. (Asbury Atlantic, Inc.), 6%, 2040	500,000	476,600
Cumberland County, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries), 6.375%, 2039	500,000	514,015
Cumberland County, PA, Municipal Authority Rev. (Presbyterian Homes), “A”, 5.45%, 2021	500,000	503,290
Montgomery County, PA, Industrial Development Authority Retirement Community Rev. (Lanier Village Estates, Inc.), “A-1”, 6.25%, 2029	250,000	261,978
Montgomery County, PA, Industrial Development Authority Rev. (Whitemarsh Continuing Care), 6.25%, 2035	250,000	217,163
Travis County, TX, Health Facilities Development Corp. Rev. (Westminster Manor Health), 7%, 2030	65,000	69,717
Travis County, TX, Health Facilities Development Corp. Rev. (Westminster Manor Health), 7.125%, 2040	105,000	110,781
Wisconsin Health & Educational Facilities Authority Rev. (St. John’s Community, Inc.), “A”, 7.25%, 2029	10,000	10,709
Wisconsin Health & Educational Facilities Authority Rev. (St. John’s Community, Inc.), “A”, 7.625%, 2039	70,000	74,481

		$3,136,690

2

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Human Services - 0.1%
Montgomery County, PA, Industrial Development Authority (Wordsworth Academy), 8%, 2024	$150,000	$149,621

Industrial Revenue - Other - 1.1%
Pennsylvania Economic Development Financing Authority Rev. (Amtrak), 6.125%, 2021	$150,000	$151,061
Pennsylvania Economic Development Financing Authority, Solid Waste Disposal Rev. (Procter & Gamble), 5.375%, 2031	1,000,000	1,139,270
Virgin Islands Public Finance Authority, Refinery Facilities Rev. (Hovensa Coker Project), 5.875%, 2022	270,000	244,709

		$1,535,040
Miscellaneous Revenue - Other - 0.9%
Citizens Property Insurance Corp., FL, “A-1”, 5%, 2019	$60,000	$66,568
Citizens Property Insurance Corp., FL, “A-1”, 5%, 2020	610,000	673,776
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (Air Cargo), 6.65%, 2025	515,000	474,650

		$1,214,994
Sales & Excise Tax Revenue - 2.4%
Colorado Regional Transportation District, Private Activity Rev. (Denver Transportation Partners), 6.5%, 2030	$580,000	$619,457
Massachusetts Bay Transportation Authority Sales Tax Rev., “A-1”, 5.25%, 2032	920,000	1,114,617
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “C”, 6%, 2039	570,000	628,528
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “C”, 5.25%, 2041	570,000	588,234
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, 0%, 2033	1,300,000	361,634

		$3,312,470
Single Family Housing - Local - 0.7%
Allegheny County, PA, Residential Financing Authority, Single Family Mortgage Rev., “RR”, GNMA, 4.75%, 2025	$245,000	$247,384
Allegheny County, PA, Residential Financing Authority, Single Family Mortgage Rev., “VV”, GNMA, 4.95%, 2037	750,000	749,843

		$997,227
Single Family Housing - State - 5.8%
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., 5.1%, 2020	$1,085,000	$1,089,210
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., 4.75%, 2028	1,000,000	1,017,430
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., 5.25%, 2033	15,000	15,004
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “100-A”, 5.35%, 2033	400,000	404,512
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “105-C”, 4.875%, 2034	500,000	504,365
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “91-A”, 4.875%, 2026	370,000	372,231
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “92-A”, 4.75%, 2031	1,080,000	1,071,846
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “93-A”, 5.75%, 2037	245,000	252,896
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “94-A”, 5.1%, 2031	500,000	504,990
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “95-A”, 4.875%, 2031	1,000,000	1,005,190
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “96-A”, 4.7%, 2037	730,000	701,501
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “97-A”, 4.5%, 2022	1,000,000	1,004,600

		$7,943,775
Solid Waste Revenue - 0.6%
Delaware County, PA, Industrial Development Authority, Resource Recovery Facilities Rev. (American Ref-Fuel Co.), “A”, 6.2%, 2019	$300,000	$300,060
Pennsylvania Economic Development Financing Authority, Sewer Sludge Disposal Rev. (Philadelphia Biosolids Facility), 6.25%, 2032	500,000	527,945

		$828,005
State & Agency - Other - 0.6%
New York State Dormitory Authority Rev. (State University) , “B”, FGIC, 5.25%, 2019	$675,000	$782,440

State & Local Agencies - 2.5%
Delaware Valley, PA, Regional Finance Authority, AMBAC, 5.5%, 2018	$715,000	$821,349
Delaware Valley, PA, Regional Finance Authority, “C”, FRN, 1.103%, 2037	730,000	459,710
Delaware Valley, PA, Regional Finance Authority, RITES, FRN, AMBAC, 10.212%, 2018 (p)	50,000	64,874
Philadelphia, PA, Industrial Development Authority, 5.5%, 2023	500,000	565,340
Philadelphia, PA, Municipal Authority Rev., 6.5%, 2034	500,000	527,640
State Public School Building Authority, PA, Jefferson County (Dubois Technical School), FGIC, 5%, 2026	1,000,000	1,035,570

		$3,474,483

3

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Student Loan Revenue - 1.0%
Pennsylvania Higher Education, Capital Acquisition Rev., NATL, 5%, 2026	$1,500,000	$1,435,980

Tax - Other - 0.3%
Guam Government Ltd. Obligation Rev., “A”, 5.375%, 2024	$140,000	$146,268
Guam Government Ltd. Obligation Rev., “A”, 5.625%, 2029	45,000	46,786
Virgin Islands Public Finance Authority Rev. (Diageo Project), “A”, 6.75%, 2037	125,000	136,786
Virgin Islands Public Finance Authority Rev., “A”, 5.25%, 2024	135,000	138,201

		$468,041
Tax Assessment - 0.2%
Washington County, PA, Redevelopment Authority (Victory Centre Project), “A”, 5.45%, 2035	$240,000	$214,889

Tobacco - 1.8%
Buckeye, OH, Tobacco Settlement Financing Authority, “A-2”, 5.125%, 2024	$160,000	$121,406
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A-1”, 5.75%, 2047	895,000	646,942
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Capital Appreciation, “A-2”, 0% to 2012, 5.30% to 2037	665,000	427,023
Illinois Railsplitter Tobacco Settlement Authority, 6%, 2028	755,000	811,648
New Jersey Tobacco Settlement Financing Corp., “1-A”, 5%, 2041	500,000	359,240
Virgin Islands Tobacco Settlement Financing Corp., 5%, 2021	90,000	85,597

		$2,451,856
Toll Roads - 0.8%
Pennsylvania Turnpike Commission, “A-1”, ASSD GTY, 5%, 2033	$1,000,000	$1,044,480

Transportation - Special Tax - 2.7%
Commonwealth of Virginia, Transportation Board Rev., Capital Projects, 5%, 2020	$655,000	$818,161
Pennsylvania Turnpike Commission, NATL, 5%, 2024	1,775,000	1,858,727
Pennsylvania Turnpike Commission (Motor License Fund), “B”, 5%, 2030	1,000,000	1,091,350

		$3,768,238
Universities - Colleges - 18.3%
Adams County, PA, Industrial Development Authority Rev. (Gettysburg College), “A”, 5.875%, 2021	$250,000	$262,748
Allegheny County, PA (Chatham College), 5.95%, 2032	335,000	335,147
Allegheny County, PA, Higher Education Building Authority Rev. (Duquesne University), 5%, 2033	1,250,000	1,289,988
Allegheny County, PA, Higher Education Building Authority Rev. (Duquesne University), “A”, SYNCORA, 5%, 2024	1,000,000	1,065,470
Allegheny County, PA, Higher Education Building Authority Rev. (Robert Morris University), “A”, 6%, 2038	250,000	256,118
Allegheny County, PA, Higher Education Building Authority Rev. (Robert Morris University), “A”, 5.75%, 2040	500,000	505,095
Crawford County, PA, Industrial Development Authority, College Rev., “A”, 6%, 2031	250,000	277,598
Cumberland County, PA, Municipal Authority College Rev. (Dickinson College), 5%, 2026	1,000,000	1,067,410
Cumberland County, PA, Municipal Authority College Rev. (Dickinson College), “HH1”, 5%, 2039	300,000	311,181
Delaware County, PA, Authority University Rev. (Neumann University), 5.25%, 2031	565,000	564,955
Delaware County, PA, Authority University Rev. (Neumann University), 6.125%, 2034	750,000	782,453
Delaware County, PA, Authority University Rev. (Villanova University), 5.25%, 2031	350,000	384,864
Erie, PA, Higher Education Building Authority Rev. (Gannon University), “A”, 5.5%, 2040	1,000,000	976,080
Erie, PA, Higher Education Building Authority Rev. (Mercyhurst College), 5.5%, 2038	500,000	508,345
Erie, PA, Higher Education Building Authority Rev. (Mercyhurst College), “B”, 5%, 2023	500,000	506,910
Illinois Finance Authority Rev. (Roosevelt University Project), 6.25%, 2029	1,050,000	1,105,745
Lancaster, PA, Higher Education Authority College Rev. (Franklin & Marshall College), 5%, 2037	500,000	524,375
Lycoming County, PA (College of Technology), AMBAC, 5.25%, 2032	750,000	749,933
Massachusetts State College, Building Authority Project Rev., “A”, 5%, 2036	420,000	457,065
Montgomery County, PA, Higher Education & Health Authority Rev. (Acadia University), 5.25%, 2030	1,100,000	1,120,526
New Jersey Educational Facilities Authority Rev. (University of Medicine & Dentistry), “B”, 6%, 2017	505,000	598,420
Northampton County, PA, General Purpose Authority Rev. (Lafayette College), 5%, 2034	250,000	266,013
Northampton County, PA, General Purpose Authority Rev. (Lehigh University), 5.5%, 2033	500,000	556,825
Pennsylvania Higher Educational Facilities Authority Rev. (Allegheny College), 4.75%, 2031	500,000	513,125
Pennsylvania Higher Educational Facilities Authority Rev. (Drexel University), 5.2%, 2032	500,000	505,100
Pennsylvania Higher Educational Facilities Authority Rev. (Drexel University), NATL, 5%, 2037	630,000	645,611

4

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Universities - Colleges - continued
Pennsylvania Higher Educational Facilities Authority Rev. (Lasalle University), “A”, 5.25%, 2027	$500,000	$520,285
Pennsylvania Higher Educational Facilities Authority Rev. (Lasalle University), “A”, 5%, 2037	500,000	475,845
Pennsylvania Higher Educational Facilities Authority Rev. (Philadelphia University), 5.5%, 2020	500,000	525,055
Pennsylvania Higher Educational Facilities Authority Rev. (Saint Francis University Project), “JJ2”, 6.25%, 2041	500,000	508,755
Pennsylvania Higher Educational Facilities Authority Rev. (Saint Josephs University), “A”, 5%, 2040	1,500,000	1,544,115
Pennsylvania Higher Educational Facilities Authority Rev. (Widener University), 5.375%, 2029	300,000	302,376
Pennsylvania Higher Educational Facilities Authority Rev. (Widener University), 5%, 2031	300,000	301,053
Snyder County, PA, Higher Education Authority Rev. (Susquehanna University), 5%, 2038	1,000,000	1,029,560
Union County, PA, Higher Educational Facilities Financing Authority, University Rev. (Bucknell University), 5.25%, 2021	1,000,000	1,039,170
Washington County, PA, Industrial Development Authority College Rev. (Washington Jefferson College), 5.25%, 2030	1,000,000	1,074,500
Wilkes-Barre, PA, Finance Authority Rev. (The University of Scranton), 5%, 2035	1,000,000	1,049,380
Wilkes-Barre, PA, Finance Authority Rev. (Wilkes University), 5%, 2037	750,000	706,965

		$25,214,159
Universities - Dormitories - 1.6%
Pennsylvania Higher Education Facilities Authority Rev. (East Stroudsburg University), 5%, 2042	$750,000	$683,535
Pennsylvania Higher Education Facilities Authority Rev. (Edinboro University Foundation), 6%, 2043	1,000,000	1,010,580
Pennsylvania Higher Education Facilities Authority Rev. (Shippensburg University), 6.25%, 2043	500,000	519,525

		$2,213,640
Universities - Secondary Schools - 1.1%
La Vernia, TX, Higher Education Finance Corp. Rev. (Lifeschool of Dallas), “A”, 7.5%, 2041	$345,000	$362,257
Philadelphia, PA, Authority for Industrial Development Rev. (Global Leadership Academy Charter School), 6.375%, 2040	500,000	464,920
Philadelphia, PA, Authority for Industrial Development Rev. (MaST Charter School), 6%, 2035	665,000	685,622

		$1,512,799
Utilities - Cogeneration - 0.8%
Pennsylvania Economic Development Financing Authority Rev., Resource Recovery Rev. (Colver), “G”, 5.125%, 2015	$50,000	$49,937
Pennsylvania Economic Development Financing Authority Rev., Water Facilities Rev. (Aqua Pennsylvania, Inc.), “B”, 5%, 2043	1,000,000	1,049,790

		$1,099,727
Utilities - Investor Owned - 2.5%
Clarion County, PA, Industrial Development Authority, Water Facility Rev. (Pennsylvania American Water Co.), 5.5%, 2039	$1,000,000	$1,074,120
Michigan Strategic Fund Ltd. Obligation Rev. (Detroit Edison Co.), 5.625%, 2020	415,000	489,629
Michigan Strategic Fund Ltd. Obligation Rev. (Detroit Edison Co.), 5.5%, 2029 (b)	110,000	127,733
Pennsylvania Economic Development Financing Authority (Allegheny Energy Supply Co. LLC), 7%, 2039	600,000	666,954
Pennsylvania Economic Development Financing Authority, Water Facility Rev. (Aqua Pennsylvania, Inc.), “A”, 5%, 2039	1,000,000	1,060,470

		$3,418,906
Utilities - Municipal Owned - 1.0%
Guam Power Authority Rev., “A”, 5.5%, 2030	$315,000	$319,114
Philadelphia, PA, Gas Works Rev., 5.25%, 2040	1,000,000	1,006,820

		$1,325,934
Utilities - Other - 1.3%
California M-S-R Energy Authority Gas Rev., “A”, 6.5%, 2039	$545,000	$620,433
Public Authority for Colorado Energy Natural Gas Purchase Rev., 6.5%, 2038	280,000	305,682
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2019	420,000	426,581
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2022	235,000	235,935
Tennessee Energy Acquisition Corp., Gas Rev., “C”, 5%, 2021	255,000	252,792

		$1,841,423
Water & Sewer Utility Revenue - 7.0%
Allegheny County, PA, Sanitation Authority Sewer Rev., AGM, 5%, 2040	$1,000,000	$1,052,060
Bucks County, PA (Suburban Water Co.), FGIC, 5.55%, 2032	1,000,000	1,002,400
Bucks County, PA, Water & Sewer Authority, Water System Rev., 5%, 2033	1,000,000	1,068,430
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, 6%, 2044	1,000,000	1,043,580
Erie, PA, Water Authority Rev., AGM, 5%, 2043	1,000,000	1,042,010

5

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Water & Sewer Utility Revenue - continued
Guam Government Waterworks Authority, Water & Wastewater System Rev., 5.625%, 2040	$260,000	$254,400
Harrisburg, PA, Water Authority Rev., 5.25%, 2031	1,000,000	823,500
Lancaster County, PA, Water & Sewer Authority Rev., NATL, 5%, 2028	440,000	455,607
Philadelphia, PA, Water & Wastewater Rev., “A”, 5.25%, 2032	1,000,000	1,068,010
Philadelphia, PA, Water & Wastewater Rev., “A”, 5%, 2036	1,000,000	1,047,930
St. Mary’s, PA, Water Authority Rev., 5.15%, 2030	750,000	764,850

		$9,622,777
Total Municipal Bonds		$133,578,114

Money Market Funds - 2.8%
MFS Institutional Money Market Portfolio, 0.05%, at Net Asset Value (v)	3,852,621	$3,852,621
Total Investments		$137,430,735

Other Assets, Less Liabilities - 0.2%		259,718
Net Assets - 100.0%		$137,690,453

(b)	Mandatory tender date is earlier than stated maturity date.
(c)	Refunded bond.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(p)	Primary inverse floater.
(u)	Underlying security deposited into special purpose trust (“the trust”) by investment banker upon creation of self-deposited inverse floaters.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ETM	Escrowed to Maturity
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.

Insurers
AGM	Assured Guaranty Municipal
AMBAC	AMBAC Indemnity Corp.
ASSD GTY	Assured Guaranty Insurance Co.
FGIC	Financial Guaranty Insurance Co.
GNMA	Government National Mortgage Assn.
NATL	National Public Finance Guarantee Corp.
SYNCORA	Syncora Guarantee Inc.

Inverse Floaters
RITES	Residual Interest Tax-Exempt Security

Derivative Contracts at 12/31/11

Futures Contracts Outstanding at 12/31/11

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Liability Derivatives
Interest Rate Futures
U.S. Treasury Note 10 yr (Short)	USD	5	$655,625	March - 2012	$(5,869)
U.S. Treasury Note 30 yr (Short)	USD	8	1,158,500	March - 2012	(15,717)

					$(21,586)

At December 31, 2011, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

6

Supplemental Information

(unaudited)

(1)	Investment Valuations

Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures. The following is a summary of the levels used as of December 31, 2011 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$133,578,114	$—	$133,578,114
Mutual Funds	3,852,621	—	—	3,852,621
Total Investments	$3,852,621	$133,578,114	$—	$137,430,735

Other Financial Instruments
Futures	$(21,586)	$—	$—	$(21,586)

For further information regarding security characteristics, see the Portfolio of Investments.

7

Supplemental Information (unaudited) – continued

(2)	Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$131,175,062
Gross unrealized appreciation	$6,248,229
Gross unrealized depreciation	(936,357)
Net unrealized appreciation (depreciation)	$5,311,872

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3)	Transactions in Underlying Affiliated Funds – Affiliated Issuers

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	4,443,576	28,379,632	(28,970,587)	3,852,621

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$2,784	$3,852,621

8

MFS® South Carolina

Municipal Bond Fund

QUARTERLY REPORT

December 31, 2011

PORTFOLIO OF INVESTMENTS

12/31/11 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Municipal Bonds - 96.7%
Airport Revenue - 2.0%
Horry County, SC, Airport Rev. (Myrtle Beach International Airport), ”A”, 5%, 2040	$2,250,000	$2,296,800
Richland Lexington, SC, Airport Rev. (Columbia Airport), AGM, 5.125%, 2025	1,500,000	1,544,535

		$3,841,335
General Obligations - General Purpose - 5.0%
Charleston County, SC, Capital Improvement, Transportation Sales Tax Rev., 5%, 2024	$3,000,000	$3,717,330
Clinton, SC, Laurens County School District, ASSD GTY, 6.125%, 2033	1,000,000	1,141,720
Commonwealth of Puerto Rico, “A”, NATL, 5.5%, 2020	655,000	730,620
Commonwealth of Puerto Rico, “A”, 5.375%, 2033	345,000	346,967
Commonwealth of Puerto Rico, “A”, 6%, 2038	560,000	590,072
Hilton Head Island, SC, Rev., NATL, 5.125%, 2022 (c)	1,000,000	1,023,240
Puerto Rico Public Buildings Authority Rev., Guaranteed (Government Facilities), “I”, 5.25%, 2033	630,000	636,281
Puerto Rico Public Buildings Authority Rev., Guaranteed, “Q”, 5.625%, 2039	1,235,000	1,264,899

		$9,451,129
General Obligations - Improvement - 3.5%
Guam Government, “A”, 5.25%, 2037	$280,000	$252,227
Guam Government, “A”, 7%, 2039	50,000	52,359
South Carolina, State Highway, “A”, 5%, 2018 (f)	5,150,000	6,374,567

		$6,679,153
General Obligations - Schools - 8.6%
Chesterfield County, SC, School District, AGM, 5%, 2023	$3,000,000	$3,022,380
Orangeburg County, SC, Consolidated School District, 4%, 2019	1,315,000	1,508,581
Orangeburg County, SC, Consolidated School District, AGM, 5.25%, 2020	1,065,000	1,073,360
Orangeburg County, SC, Consolidated School District, AGM, 5.375%, 2022	2,050,000	2,169,659
Richland County, SC, School District No. 1, “A”, 5%, 2025	2,000,000	2,373,660
Richland County, SC, School District No. 1, “A”, 5%, 2029	3,000,000	3,421,290
Richland County, SC, School District, “A”, 5%, 2016	975,000	1,125,599
York County, SC, School District, 5%, 2030	1,570,000	1,631,340

		$16,325,869
Healthcare Revenue - Hospitals - 16.6%
DeKalb County, GA, Hospital Authority Rev. (DeKalb Medical Center, Inc.), 6.125%, 2040	$400,000	$408,440
Escambia County, FL, Health Facilities Authority (Baptist Hospital, Inc.), “A”, 6%, 2036	925,000	943,611
Florence County, SC, Hospital Rev. (McLeod Regional Medical Center), “A”, AGM, 5.25%, 2034	1,050,000	1,075,053
Florence County, SC, Hospital Rev. (McLeod Regional Medical Center), “A”, 5%, 2037	3,000,000	3,081,630
Greenville, SC, Hospital Systems, Hospital Facilities Rev., 6%, 2020	3,400,000	4,004,962
Greenwood County, SC, Hospital Facilities Rev. (Self Memorial Hospital), 5.5%, 2021	1,000,000	1,003,300
Greenwood County, SC, Hospital Rev. (Self Regional Healthcare), 5.375%, 2039	1,000,000	1,030,860
Illinois Finance Authority Rev. (Edward Hospital), “A”, AMBAC, 5.5%, 2040	1,055,000	1,082,293
Illinois Finance Authority Rev. (Provena Health), “A”, 6%, 2028	550,000	567,748
Illinois Finance Authority Rev. (Resurrection Health), 6.125%, 2025	155,000	161,930
Illinois Finance Authority Rev. (Silver Cross Hospital & Medical Centers), 7%, 2044	480,000	504,758
Jefferson Parish, LA, Hospital Service District No. 2 (East Jefferson General Hospital), 6.25%, 2031	155,000	159,011
Jefferson Parish, LA, Hospital Service District No. 2 (East Jefferson General Hospital), 6.375%, 2041	605,000	615,539
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Owensboro Medical Health System), “A”, 6.375%, 2040	605,000	637,295
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Owensboro Medical Health System), “A”, 6.5%, 2045	865,000	915,386
Lexington County, SC, Health Services District, Inc., Hospital Rev., 5.5%, 2014 (c)	250,000	279,007
Lexington County, SC, Health Services District, Inc., Hospital Rev., 5.5%, 2014 (c)	250,000	279,006
Lexington County, SC, Health Services District, Inc., Hospital Rev., 5%, 2032	1,500,000	1,524,120
Lexington County, SC, Health Services District, Inc., Hospital Rev., Refunding & Improvement, 5.5%, 2013 (c)	1,000,000	1,093,460
Louisville & Jefferson County, KY, Metropolitan Government Healthcare Systems Rev. (Norton Healthcare, Inc.), 5.25%, 2036	465,000	469,422

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Healthcare Revenue - Hospitals - continued
New Hampshire Business Finance Authority Rev. (Elliot Hospital Obligated Group), “A”, 6%, 2027	$400,000	$414,212
New Hampshire Business Finance Authority Rev. (Elliot Hospital Obligated Group), “A”, 6.125%, 2039	445,000	453,589
Richmond, IN, Hospital Authority Rev. (Reid Hospital), “A”, 6.5%, 2029	585,000	643,091
Royal Oak, MI, Hospital Finance Authority Rev. (William Beaumont Hospital), 8.25%, 2039	915,000	1,094,093
South Carolina Jobs & Economic Development Authority (Bon Secours – St. Francis Medical Center, Inc.), 5.625%, 2012 (c)	260,000	271,596
South Carolina Jobs & Economic Development Authority (Bon Secours – St. Francis Medical Center, Inc.), 5.625%, 2030	990,000	998,910
South Carolina Jobs & Economic Development Authority, Hospital Facilities Rev. (Anmed Health), “B”, ASSD GTY, 5.5%, 2038	1,500,000	1,548,660
South Carolina Jobs & Economic Development Authority, Hospital Facilities Rev. (Palmetto Health Alliance), 6.25%, 2031	750,000	766,020
South Carolina Jobs & Economic Development Authority, Hospital Facilities Rev. (Tuomey Health), CIFG, 5%, 2030	375,000	321,664
South Carolina Jobs & Economic Development Authority, Hospital Rev. (Palmetto Health), 5.75%, 2039	275,000	281,936
Spartanburg County, SC, Health Services District, Inc., Hospital Rev., AGM, 5.25%, 2012 (c)	1,425,000	1,444,964
Spartanburg County, SC, Health Services District, Inc., Hospital Rev., AGM, 5.25%, 2032	825,000	826,601
Washington Health Care Facilities Authority Rev. (Central Washington Health Services), 6.75%, 2029	105,000	110,404
Washington Health Care Facilities Authority Rev. (Central Washington Health Services), 7%, 2039	255,000	267,849
Wisconsin Health & Educational Facilities Authority Rev. (Aurora Health Care, Inc.), “A”, 5.6%, 2029	685,000	687,103
Wisconsin Health & Educational Facilities Authority Rev. (ProHealth Care, Inc. Obligated Group), 6.625%, 2039	945,000	1,042,420
Wisconsin Health & Educational Facilities Authority Rev. (Wheaton Franciscan Healthcare), 5.25%, 2031	640,000	612,768

		$31,622,711
Healthcare Revenue - Long Term Care - 0.7%
South Carolina Jobs & Economic Development Authority Rev. (Lutheran Homes of South Carolina), 5.625%, 2042	$400,000	$334,616
South Carolina Jobs & Economic Development Authority Rev. (Woodlands at Furman), “A”, 6%, 2042 (a)	500,000	249,360
South Carolina Jobs & Economic Development Authority, Health & Facilities Rev., First Mortgage (Wesley Commons), 5.125%, 2026	400,000	332,904
South Carolina Jobs & Economic Development Authority, Residential Care Facilities Rev. (Episcopal Home), “A”, 6.375%, 2032	400,000	381,788

		$1,298,668
Human Services - 0.4%
Greenville County, SC, Hospital Rev. (Chestnut Hill), “A”, 8%, 2015	$720,000	$723,521

Industrial Revenue - Chemicals - 0.5%
York County, SC, Industrial Rev. (Hoechst Celanese), 5.7%, 2024	$1,000,000	$943,610

Industrial Revenue - Other - 0.8%
Calhoun County, SC, Solid Waste Disposal Facilities Rev. (Carolina Eastman Co.), ETM, 6.75%, 2017 (c)	$1,000,000	$1,272,850
Virgin Islands Public Finance Authority, Refinery Facilities Rev. (Hovensa Coker Project), 5.875%, 2022	385,000	348,937

		$1,621,787
Industrial Revenue - Paper - 0.5%
Richland County, SC, Environmental Improvement Rev. (International Paper), “A”, 6.1%, 2023	$1,000,000	$1,019,750

Miscellaneous Revenue - Other - 1.6%
Citizens Property Insurance Corp., FL, “A-1”, 5%, 2019	$80,000	$88,758
Citizens Property Insurance Corp., FL, “A-1”, 5%, 2020	810,000	894,685
Miami-Dade County, FL, Special Obligation, Capital Appreciation, “C”, NATL, 0%, 2028	775,000	289,974
South Carolina Jobs & Economic Development Authority Rev. (Myrtle Beach Convention), “B”, NATL, 5.125%, 2018	570,000	570,450
South Carolina Jobs & Economic Development Authority Rev. (Myrtle Beach Convention), “B”, NATL, 5.125%, 2019	595,000	595,363
South Carolina Jobs & Economic Development Authority Rev. (Myrtle Beach Convention), “B”, NATL, 5.125%, 2020	630,000	630,296
Summit County, OH, Port Authority Building Rev. (Flats East Development Recovery Zone Facility Bonds), 6.875%, 2040	45,000	46,332

		$3,115,858
Multi-Family Housing Revenue - 1.2%
North Charleston, SC, Housing Authority Rev. (Horizon Village), “A”, GNMA, 5%, 2038	$1,000,000	$1,005,120
North Charleston, SC, Housing Authority Rev. (Horizon Village), “A”, GNMA, 5.1%, 2041	1,210,000	1,210,375

		$2,215,495
Port Revenue - 0.1%
South Carolina Ports Authority, Ports Rev., 5.25%, 2040	$250,000	$266,925

2

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Sales & Excise Tax Revenue - 4.2%
Colorado Regional Transportation District, Private Activity Rev. (Denver Transportation Partners), 6%, 2041	$725,000	$743,944
Massachusetts Bay Transportation Authority Sales Tax Rev., “A-1”, 5.25%, 2032	1,235,000	1,496,252
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., 5.25%, 2057	735,000	757,491
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “C”, 6%, 2039	745,000	821,497
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “C”, 5%, 2040	820,000	857,417
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “C”, 5.25%, 2040	845,000	909,482
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “C”, 5.25%, 2041	1,500,000	1,547,985
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, 0%, 2034	1,840,000	475,033
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, 0%, 2033	1,690,000	470,124

		$8,079,225
Single Family Housing - State - 3.2%
South Carolina Housing, Finance & Development Authority Mortgage Rev., “A-2”, AGM, 5.5%, 2034	$95,000	$96,264
South Carolina Housing, Finance & Development Authority Mortgage Rev., “A-2”, AGM, 5.2%, 2035	860,000	860,593
South Carolina Housing, Finance & Development Authority Rev., 5.55%, 2038	970,000	983,716
South Carolina Housing, Finance & Development Authority Rev., “A-2”, AGM, 6%, 2020	250,000	253,538
South Carolina Housing, Finance & Development Authority Rev., “A-2”, AGM, 5.35%, 2024	1,430,000	1,444,643
South Carolina Housing, Finance & Development Authority Rev., “A-2”, AMBAC, 5.15%, 2037	975,000	978,296
South Carolina Housing, Finance & Development Authority Rev., “C-2”, AGM, 4.6%, 2032	1,500,000	1,484,295

		$6,101,345
Solid Waste Revenue - 0.5%
Three Rivers, SC, Solid Waste Authority Rev., 5%, 2028	$1,000,000	$1,053,390

State & Local Agencies - 3.8%
Charleston, SC, Educational Excellence Finance Corp. Rev. (Charleston County School District Project), 5%, 2031	$3,720,000	$3,890,822
Greenville County, SC, School District Installment Purchase Rev., 5%, 2027	500,000	538,190
Greenville County, SC, School District Installment Purchase Rev., AGM, 5%, 2028	680,000	729,395
Los Angeles, CA, Municipal Improvement Corp. Lease Rev. (Real Property), “E”, 6%, 2039	290,000	311,478
Spartanburg, SC, Public Facilities Corp. (Renaissance Park), AMBAC, 5.125%, 2025	685,000	687,480
Virginia Public School Authority, Special Obligation Montgomery County, 5%, 2030	910,000	1,024,624

		$7,181,989
Tax - Other - 2.0%
Greenville County, SC, Hospitality Tax Rev., AGM, 5%, 2022	$1,025,000	$1,196,503
Greenville County, SC, Tourism Public Facilities Corp., Hospitality Tax, 4.75%, 2029	750,000	777,907
Greenville County, SC, Tourism Public Facilities Corp., Hospitality Tax, 4.75%, 2030	500,000	517,545
Guam Government Ltd. Obligation Rev., “A”, 5.375%, 2024	180,000	188,059
Guam Government Ltd. Obligation Rev., “A”, 5.625%, 2029	60,000	62,381
Hudson Yards, NY, Infrastructure Corp. Rev., “A”, 5%, 2047	665,000	668,837
Virgin Islands Public Finance Authority Rev. (Diageo Project), “A”, 6.75%, 2037	160,000	175,086
Virgin Islands Public Finance Authority Rev., “A”, 5.25%, 2024	180,000	184,268

		$3,770,586
Tax Assessment - 0.2%
Lancaster County, SC, Assessment Rev. (Sun City Carolina Lakes), 5.45%, 2037	$435,000	$367,127

Tobacco - 1.6%
Buckeye, OH, Tobacco Settlement Financing Authority, “A-2”, 5.125%, 2024	$225,000	$170,728
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A-1”, 5.75%, 2047	1,130,000	816,809
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Capital Appreciation, “A-2”, 0% to 2012, 5.30% to 2037	840,000	539,398
Illinois Railsplitter Tobacco Settlement Authority, 6%, 2028	850,000	913,776
New Jersey Tobacco Settlement Financing Corp., “1-A”, 5%, 2041	845,000	607,116

		$3,047,827
Transportation - Special Tax - 4.3%
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “AA-1”, AGM, 4.95%, 2012 (c)	$515,000	$526,871

3

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Transportation - Special Tax - continued
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “AA-1”, AGM, 4.95%, 2026	$735,000	$771,338
Commonwealth of Virginia, Transportation Board Rev., Capital Projects, 5%, 2020	860,000	1,074,226
South Carolina Transportation Infrastructure Rev., “A”, AMBAC, 5%, 2023	500,000	500,835
South Carolina Transportation Infrastructure Rev., “A”, AMBAC, 5%, 2027	2,000,000	2,102,320
South Carolina Transportation Infrastructure Rev., “A”, AMBAC, 5%, 2033	1,645,000	1,691,471
South Carolina Transportation Infrastructure Rev., “A”, AMBAC, 5%, 2033	1,500,000	1,511,820

		$8,178,881
Universities - Colleges - 8.7%
College of Charleston, SC, Academic & Administrative Facilities Rev., “B”, SYNCORA, 5%, 2024	$800,000	$833,832
College of Charleston, SC, Higher Education Facility Rev., “A”, FGIC, 5.25%, 2028	2,435,000	2,444,813
Educational Facilities Authority Private Non-Profit Institutions of Higher Learning (Wofford College), “A”, 5%, 2036	1,000,000	1,029,620
Illinois Finance Authority Rev. (Roosevelt University Project), 6.5%, 2039	1,055,000	1,105,756
Pinellas County, FL, Educational Facilities Authority Rev. (Barry University), 6%, 2041	200,000	203,072
South Carolina Educational Facilities Authority (Wofford College), 5.25%, 2032	1,000,000	1,038,370
University of South Carolina, Athletic Facilities Rev., “A”, 5%, 2035	1,000,000	1,076,010
University of South Carolina, Athletic Facilities Rev., “A”, 5.5%, 2038	1,000,000	1,095,870
University of South Carolina, Athletic Facilities Rev., “A”, 5%, 2040	2,000,000	2,147,600
University of South Carolina, Higher Education Rev., “A”, 5%, 2035	2,555,000	2,766,120
University of South Carolina, Higher Education Rev., “A”, 5%, 2039	1,000,000	1,063,530
University of South Carolina, University Rev., “A”, AMBAC, 5%, 2034	1,815,000	1,840,156

		$16,644,749
Utilities - Investor Owned - 0.6%
Michigan Strategic Fund Ltd. Obligation Rev. (Detroit Edison Co.), 5.625%, 2020	$800,000	$943,864
Michigan Strategic Fund Ltd. Obligation Rev. (Detroit Edison Co.), 5.5%, 2029 (b)	150,000	174,182

		$1,118,046
Utilities - Municipal Owned - 10.8%
California Department of Water Resources, Power Supply Rev., “N”, 5%, 2020	$700,000	$869,946
Easley, SC, Utility Rev., AGM, 5%, 2012 (c)	1,000,000	1,041,530
Easley, SC, Utility Rev., AGM, 5.25%, 2031	2,500,000	2,716,700
Easley, SC, Utility Rev., ASSD GTY, 5%, 2034	2,325,000	2,533,785
Greenwood, SC, Combined Public Utility, Refunding & Improvement Systems, NATL, 5%, 2021	175,000	184,091
Piedmont, SC, Municipal Power Agency, FGIC, 6.25%, 2021	2,700,000	3,467,934
Piedmont, SC, Municipal Power Agency, “C”, AGM, 5%, 2030	1,000,000	1,075,040
Puerto Rico Electric Power Authority, “TT”, 5%, 2027	530,000	546,398
South Carolina Public Service Authority Rev. (Santee Cooper), “B”, 5%, 2033	1,000,000	1,097,020
South Carolina Public Service Authority Rev. (Santee Cooper), “E”, 5%, 2040	2,000,000	2,139,840
South Carolina Public Service Authority Rev., “A”, 5.5%, 2038	2,500,000	2,766,775
South Carolina Public Service Authority, “A”, AMBAC, 5%, 2034	2,000,000	2,080,200

		$20,519,259
Utilities - Other - 1.2%
California M-S-R Energy Authority Gas Rev., “A”, 6.5%, 2039	$685,000	$779,811
Public Authority for Colorado Energy Natural Gas Purchase Rev., 6.25%, 2028	130,000	136,659
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2021	270,000	272,014
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2022	140,000	140,557
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2026	570,000	563,650
Tennessee Energy Acquisition Corp., Gas Rev., “C”, 5%, 2021	330,000	327,142

		$2,219,833
Water & Sewer Utility Revenue - 14.1%
Anderson County, SC, Water & Sewer Systems Rev., FGIC, 5.125%, 2032	$2,000,000	$2,031,060
Charleston, SC, Waterworks & Sewer Rev., Capital Improvement, 5%, 2035	1,000,000	1,111,570
Charleston, SC, Waterworks & Sewer Rev., Capital Improvement, “B”, 5%, 2013 (c)	1,000,000	1,046,780
Columbia, SC, Waterworks & Sewer Systems Rev., AGM, 5%, 2029	1,020,000	1,069,327
Columbia, SC, Waterworks & Sewer Systems Rev., “A”, 5%, 2036	3,000,000	3,290,880

4

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Water & Sewer Utility Revenue - continued
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, 6%, 2044	$2,000,000	$2,087,160
Dorchester County, SC, Waterworks & Sewer Systems Rev., ASSD GTY, 5%, 2029	1,000,000	1,088,840
Greenville, SC, Renewable Water Resource Sewer Systems Rev., “A”, 5%, 2024	1,000,000	1,154,960
Greenwood, SC, Sewer Systems Rev., AGM, 5%, 2030	1,000,000	1,084,300
Guam Government Waterworks Authority, Water & Wastewater System Rev., 5.625%, 2040	315,000	308,215
Lexington, SC, Waterworks & Sewer Systems Rev., ASSD GTY, 5%, 2039	2,000,000	2,163,680
Myrtle Beach, SC, Water & Sewer Authority Rev., AGM, 4.5%, 2028	1,770,000	1,862,164
Rock Hill, SC, Utility Systems Rev., Refunding & Improvement, “A”, AGM, 5.375%, 2023	500,000	516,340
Spartanburg, SC, Water & Sewer Authority Rev., “B”, NATL, 5.25%, 2030	1,250,000	1,295,775
Spartanburg, SC, Waterworks Rev., ASSD GTY, 5%, 2039	2,000,000	2,160,280
Spartanburg, SC, Waterworks Rev., “A”, AGM, 5%, 2017	2,040,000	2,433,924
Sumter, SC, Waterworks & Sewer Systems Rev., SYNCORA, 5%, 2025	540,000	584,658
York County, SC, Water & Sewer Rev., Refunding & Capital Improvement, NATL, 5%, 2027	1,490,000	1,506,494

		$26,796,407
Total Municipal Bonds		$184,204,475

Money Market Funds - 2.2%
MFS Institutional Money Market Portfolio, 0.05%, at Net Asset Value (v)	4,090,884	$4,090,884
Total Investments		$188,295,359

Other Assets, Less Liabilities - 1.1%		2,145,918
Net Assets - 100.0%		$190,441,277

(a)	Non-income producing security.
(b)	Mandatory tender date is earlier than stated maturity date.
(c)	Refunded bond.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ETM	Escrowed to Maturity

Insurers
AGM	Assured Guaranty Municipal
AMBAC	AMBAC Indemnity Corp.
ASSD GTY	Assured Guaranty Insurance Co.
CIFG	CDC IXIS Financial Guaranty
FGIC	Financial Guaranty Insurance Co.
GNMA	Government National Mortgage Assn.
NATL	National Public Finance Guarantee Corp.
SYNCORA	Syncora Guarantee Inc.

Derivative Contracts at 12/31/11

Futures Contracts Outstanding at 12/31/11

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Liability Derivatives
Interest Rate Futures
U.S. Treasury Note 10 yr (Short)	USD	17	$2,229,125	March - 2012	$(19,956)

At December 31, 2011, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

5

Supplemental Information

(unaudited)

(1)	Investment Valuations

Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures. The following is a summary of the levels used as of December 31, 2011 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$184,204,475	$—	$184,204,475
Mutual Funds	4,090,884	—	—	4,090,884
Total Investments	$4,090,884	$184,204,475	$—	$188,295,359

Other Financial Instruments
Futures	$(19,956)	$—	$—	$(19,956)

For further information regarding security characteristics, see the Portfolio of Investments.

6

Supplemental Information (unaudited) – continued

(2)	Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$179,324,143
Gross unrealized appreciation	$9,755,519
Gross unrealized depreciation	(784,303)
Net unrealized appreciation (depreciation)	$8,971,216

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3)	Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	5,814,158	35,498,631	(37,221,905)	4,090,884

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$2,999	$4,090,884

7

MFS® Tennessee Municipal Bond Fund

QUARTERLY REPORT

December 31, 2011

PORTFOLIO OF INVESTMENTS

12/31/11 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Municipal Bonds - 97.6%
Airport Revenue - 1.9%
Memphis-Shelby County, TN, Airport Authority Facilities Rev., “A”, ASSD GTY, 5%, 2039	$1,000,000	$1,049,340
Memphis-Shelby County, TN, Airport Authority Facilities Rev., “D”, 5%, 2025	1,000,000	1,097,350

		$2,146,690
General Obligations - General Purpose - 13.2%
Chattanooga, TN, “B”, 4%, 2026	$1,270,000	$1,364,298
Commonwealth of Puerto Rico, “A”, 5.375%, 2033	270,000	271,539
Commonwealth of Puerto Rico, “A”, 6%, 2038	455,000	479,433
Johnson City, TN, 5%, 2031	1,000,000	1,096,400
Metropolitan Government of Nashville & Davidson County, TN, 5%, 2021	2,000,000	2,468,060
Metropolitan Government of Nashville & Davidson County, TN, 5%, 2028	2,000,000	2,208,540
Pigeon Forge, TN, Industrial Development Board, Public Facilities, 5%, 2034	1,000,000	1,079,340
Puerto Rico Public Buildings Authority Rev., Guaranteed (Government Facilities), “I”, 5.25%, 2033	480,000	484,786
Puerto Rico Public Buildings Authority Rev., Guaranteed, “L”, 5.5%, 2021	1,000,000	1,093,500
Puerto Rico Public Buildings Authority Rev., Guaranteed, “M”, 6.25%, 2023	480,000	559,411
Puerto Rico Public Buildings Authority Rev., Guaranteed, “M”, 6.25%, 2031	525,000	611,152
State of Tennessee, “A”, 5%, 2029	1,500,000	1,757,190
Sumner County, TN, 5%, 2021	1,300,000	1,639,196

		$15,112,845
General Obligations - Improvement - 1.2%
Guam Government, “A”, 5.25%, 2037	$215,000	$193,674
Williamson County, TN, School District, “A”, 4%, 2019	1,015,000	1,197,101

		$1,390,775
General Obligations - Schools - 2.2%
Rutherford County, TN, School & Public Improvement, 5%, 2022	$1,510,000	$1,533,330
Williamson County, TN, School District, 5%, 2026	740,000	932,052

		$2,465,382
Healthcare Revenue - Hospitals - 21.1%
Chattanooga, TN, Health Educational & Housing Facility Board Rev. (Catholic Health Initiatives), “D”, 6.25%, 2033	$1,000,000	$1,144,380
Coweta County, GA, Development Authority Rev. (Piedmont Healthcare Project), 4.5%, 2042	715,000	677,555
DeKalb County, GA, Hospital Authority Rev. (DeKalb Medical Center, Inc.), 6.125%, 2040	295,000	301,225
Escambia County, FL, Health Facilities Authority (Baptist Hospital, Inc.), “A”, 6%, 2036	680,000	693,682
Illinois Finance Authority Rev. (Resurrection Health), 6.125%, 2025	125,000	130,589
Illinois Finance Authority Rev. (Silver Cross Hospital & Medical Centers), 7%, 2044	405,000	425,890
Jackson, TN, Hospital Rev. (Jackson-Madison Project), 5.625%, 2038	1,000,000	1,062,760
Johnson City, TN, Health & Education Financing Authority Rev. (Johnson City Medical Center Hospital), ETM, NATL, 5%, 2018 (c)	1,165,000	1,167,458
Johnson City, TN, Health & Educational Facilities Board Hospital Rev. (Mountain States Health Alliance), “A”, 5.5%, 2031	400,000	401,416
Johnson City, TN, Health & Educational Facilities Board Hospital Rev. (Mountain States Health Alliance), “A”, 5.5%, 2036	600,000	599,994
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Owensboro Medical Health System), “A”, 6.375%, 2040	790,000	832,170
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Owensboro Medical Health System), “A”, 6.5%, 2045	265,000	280,436
Knox County, TN, Health, Educational, Hospital & Housing Facilities Board Rev. (Catholic Health Partners), 6.5%, 2012 (c)	300,000	308,244
Knox County, TN, Health, Educational, Hospital & Housing Facilities Board Rev. (Covenant Health), Capital Appreciation, “A”, 0%, 2036	4,000,000	1,046,080
Knox County, TN, Health, Educational, Hospital & Housing Facilities Board Rev. (Fort Sanders), NATL, 5.75%, 2014	3,250,000	3,450,427
Knox County, TN, Health, Educational, Hospital & Housing Facilities Board Rev. (University Health Systems, Inc.), 5.25%, 2036	1,000,000	994,490
Knox County, TN, Health, Educational, Hospital & Housing Facilities Board Rev., “A”, AGM, 5%, 2013 (c)	545,000	569,939
Knox County, TN, Health, Educational, Hospital & Housing Facilities Board Rev., “A”, AGM, 5%, 2022	455,000	458,972
Louisville & Jefferson County, KY, Metropolitan Government Healthcare Systems Rev. (Norton Healthcare, Inc.), 5.25%, 2036	675,000	681,419
Miami-Dade County, FL, Health Facilities Authority Hospital Rev. (Variety Children’s Hospital), “A”, 6%, 2030	85,000	91,354
New Hampshire Business Finance Authority Rev. (Elliot Hospital Obligated Group), “A”, 6%, 2027	510,000	528,120

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Healthcare Revenue - Hospitals - continued
Rutherford County, TN, Health & Educational Facilities Board Rev. (Ascension Health Senior Group), “C”, 5%, 2040	$1,500,000	$1,596,090
Shelby County, TN, Health, Educational & Housing Facilities Board Rev. (Methodist Healthcare), 6.5%, 2012 (c)	625,000	649,806
Shelby County, TN, Health, Educational & Housing Facilities Board Rev. (Methodist Healthcare), 5%, 2031	500,000	523,915
Shelby County, TN, Health, Educational & Housing Facilities Board Rev. (Methodist Healthcare), 5%, 2036	1,250,000	1,310,313
Shelby County, TN, Health, Educational & Housing Facilities Board Rev. (Methodist Healthcare), “B”, AGM, 5.25%, 2027	1,500,000	1,603,020
Shelby County, TN, Health, Educational & Housing Facilities Board Rev. (Methodist Healthcare), ETM, 6.5%, 2021 (c)	375,000	389,884
St. Petersburg, FL, Health Facilities Authority Rev., 6.5%, 2039	170,000	187,673
Sullivan County, TN, Health, Educational & Housing Facilities Board Hospital Rev. (Wellmont Health Systems Project), “C”, 5.25%, 2036	635,000	622,052
Sumner County, TN, Health, Educational & Housing Facilities Board Rev. (Sumner Regional Health Systems, Inc.), “A”, 5.5%, 2046 (a)(d)	1,000,000	85,000
Wisconsin Health & Educational Facilities Authority Rev. (ProHealth Care, Inc. Obligated Group), 6.625%, 2039	785,000	865,926
Wisconsin Health & Educational Facilities Authority Rev. (Wheaton Franciscan Healthcare), 5.25%, 2031	535,000	512,236

		$24,192,515
Healthcare Revenue - Long Term Care - 0.6%
Blount County, TN, Health & Educational Facilities Board Rev. (Asbury, Inc.), “A”, 5.125%, 2023	$500,000	$480,345
Shelby County, TN, Health, Educational & Housing Facilities Board Rev. (Germantown Village), “A”, 7.25%, 2034	250,000	241,598

		$721,943
Industrial Revenue - Other - 0.3%
Virgin Islands Public Finance Authority, Refinery Facilities Rev. (Hovensa Coker Project), 5.875%, 2022	$320,000	$290,026

Miscellaneous Revenue - Entertainment & Tourism - 2.4%
Memphis-Shelby County, TN, Sports Authority, Inc. Rev., “B”, 5.375%, 2029	$2,500,000	$2,755,250

Miscellaneous Revenue - Other - 2.5%
ABAG Finance Authority for Non-Profit Corps., CA, Rev. (Jackson Lab), 5.75%, 2037	$1,000,000	$1,025,480
Hardeman County, TN, Correctional Facilities Rev., 7.75%, 2017	610,000	610,183
Metropolitan Nashville Airport Authority, Special Facilities Rev. (Aero Nashville LLC Project), 5.2%, 2026	1,000,000	972,240
Miami-Dade County, FL, Special Obligation, Capital Appreciation, “C”, NATL, 0%, 2028	570,000	213,271

		$2,821,174
Multi-Family Housing Revenue - 1.3%
Knoxville, TN, Community Development Corp., 5%, 2024	$1,000,000	$1,052,530
Metropolitan Government of Nashville & Davidson County, TN, Health, Educational & Housing Facilities Board Rev. (Herman Street), FHA, 7.25%, 2032	485,000	463,965

		$1,516,495
Sales & Excise Tax Revenue - 3.0%
Colorado Regional Transportation District, Private Activity Rev. (Denver Transportation Partners), 6.5%, 2030	$480,000	$512,654
Guam Government Business Privilege Tax Rev., “A”, 5.25%, 2036	300,000	318,936
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., 5.25%, 2057 (f)	525,000	541,065
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “A”, 5.375%, 2039	1,220,000	1,277,242
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, 0%, 2056	7,755,000	448,084
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, 0%, 2033	1,265,000	351,898

		$3,449,879
Single Family Housing - State - 6.7%
Tennessee Housing Development Agency Rev., Homeownership Program, 5%, 2026	$1,510,000	$1,524,647
Tennessee Housing Development Agency Rev., Homeownership Program, 5.05%, 2027	580,000	580,632
Tennessee Housing Development Agency Rev., Homeownership Program, 5%, 2029	970,000	1,002,534
Tennessee Housing Development Agency Rev., Homeownership Program, 5.25%, 2034	280,000	285,704
Tennessee Housing Development Agency Rev., Homeownership Program, 5.45%, 2038	1,595,000	1,654,015
Tennessee Housing Development Agency Rev., Homeownership Program, “1-A”, 5.7%, 2039	205,000	205,301
Tennessee Housing Development Agency Rev., Homeownership Program, “2”, 4.55%, 2024	1,480,000	1,517,755
Tennessee Housing Development Agency Rev., Mortgage Finance, 5.2%, 2023	830,000	845,338

		$7,615,926

2

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
State & Agency - Other - 0.9%
Hardeman County, TN, Industrial Development Board Rev., “B”, ASSD GTY, 5%, 2040	$1,000,000	$1,046,770

State & Local Agencies - 11.5%
Chattanooga, TN, Industrial Development Board, Lease Rental Rev. (Southside Redevelopment Corp.), 5%, 2020	$700,000	$829,346
Chattanooga, TN, Industrial Development Board, Lease Rental Rev. (Southside Redevelopment Corp.), 5%, 2024	1,000,000	1,143,610
Memphis-Shelby County, TN (Memphis Sports Arena), AMBAC, 5.125%, 2012 (c)	2,000,000	2,080,360
Memphis-Shelby County, TN (Memphis Sports Arena), AMBAC, 5.35%, 2012 (c)	1,665,000	1,734,980
Tennessee School Bond Authority (Higher Education Facilities), “A”, AGM, 5.25%, 2012 (c)	3,000,000	3,048,780
Tennessee School Bond Authority, “B”, 5.125%, 2033	2,000,000	2,186,360
Tennessee School Bond Authority, “C”, AGM, 5%, 2032	2,000,000	2,161,580

		$13,185,016
Tax - Other - 1.1%
Guam Government Ltd. Obligation Rev., “A”, 5.375%, 2024	$150,000	$156,716
Guam Government Ltd. Obligation Rev., “A”, 5.625%, 2029	50,000	51,985
Hudson Yards, NY, Infrastructure Corp. Rev., “A”, 5%, 2047	425,000	427,452
Virgin Islands Public Finance Authority Rev., Matching Fund Loan Note, “A”, 5%, 2029	625,000	636,469

		$1,272,622
Tobacco - 1.4%
Buckeye, OH, Tobacco Settlement Financing Authority, “A-2”, 5.125%, 2024	$185,000	$140,376
Illinois Railsplitter Tobacco Settlement Authority, 6%, 2028	200,000	215,006
New Jersey Tobacco Settlement Financing Corp., “1-A”, 5%, 2041	410,000	294,577
Tobacco Securitization Authority, Minnesota Tobacco Settlement Rev., “B”, 5.25%, 2031	375,000	383,569
Tobacco Settlement Financing Corp., 5%, 2031	750,000	616,995

		$1,650,523
Transportation - Special Tax - 0.6%
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “CC”, AGM, 5.5%, 2028	$600,000	$681,360

Universities - Colleges - 4.3%
Claiborne County, TN, Industrial Development Board Rev. (Lincoln Memorial University Project), 6.625%, 2039	$500,000	$532,420
Claiborne County, TN, Industrial Development Board Rev. (Lincoln Memorial University Project), 6.125%, 2040	250,000	259,823
Illinois Finance Authority Rev. (Roosevelt University Project), 6.5%, 2039	835,000	875,172
Massachusetts State College, Building Authority Project Rev., “A”, 5%, 2036	370,000	402,652
Nashville & Davidson County, TN, Metropolitan Government Health & Educational Facilities Board, 5%, 2034	2,500,000	2,739,750
Pinellas County, FL, Educational Facilities Authority Rev. (Barry University), 6%, 2041	120,000	121,843

		$4,931,660
Universities - Dormitories - 1.0%
Shelby County, TN, Health Educational & Housing Facilities Board Rev. (Rhodes College), 5.5%, 2040	$1,000,000	$1,096,610

Utilities - Municipal Owned - 11.1%
Chattanooga, TN, Electric Rev., “A”, 5%, 2033	$3,000,000	$3,243,660
Citizens Gas Utility District, TN, Gas Rev., 5%, 2035	1,000,000	1,018,340
Clarksville, TN, Electric System Rev., “A”, 5%, 2034	1,250,000	1,358,738
Guam Power Authority Rev., “A”, 5.5%, 2030	300,000	303,918
Johnson City, TN, Electric Rev., AGM, 5%, 2029	1,000,000	1,084,370
Long Island, NY, Power Authority, Electric Systems Rev., “A”, 6%, 2033	195,000	222,050
Metropolitan Government of Nashville & Davidson County, TN, Electrical Rev., “A”, 5%, 2036	1,000,000	1,103,690
Metropolitan Government of Nashville & Davidson County, TN, Electrical Rev., “A”, AMBAC, 5%, 2029	1,000,000	1,063,100
Metropolitan Government of Nashville & Davidson County, TN, Electrical Rev., Capital Appreciation, NATL, 0%, 2012	3,305,000	3,289,896

		$12,687,762
Utilities - Other - 1.4%
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2021	$225,000	$226,679
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2022	115,000	115,458

3

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Utilities - Other - continued
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2023	$85,000	$84,994
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2026	1,200,000	1,186,632

		$1,613,763
Water & Sewer Utility Revenue - 7.9%
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, 6%, 2044	$1,000,000	$1,043,580
Harpeth Valley Utility District, TN, Davidson & Williamson Counties Rev., FGIC, 5.25%, 2037	1,000,000	1,066,830
Hendersonville, TN, Utility District Waterworks & Sewer Rev., AGM, 5%, 2031	1,000,000	1,076,860
Knoxville, TN, Waste Water System Rev., “A”, NATL, 5%, 2037	2,620,000	2,708,346
Rutherford County, TN, Water Rev., NATL, 5%, 2027	770,000	819,688
South Blount County, TN, Utility District Waterworks Rev., AGM, 5%, 2033	2,140,000	2,335,232

		$9,050,536
Total Municipal Bonds		$111,695,522

Money Market Funds - 1.1%
MFS Institutional Money Market Portfolio, 0.05%, at Net Asset Value (v)	1,178,936	$1,178,936
Total Investments		$112,874,458

Other Assets, Less Liabilities - 1.3%		1,543,170
Net Assets - 100.0%		$114,417,628

(a)	Non-income producing security.
(c)	Refunded bond.
(d)	In default. Interest and/or scheduled principal payment(s) have been missed.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ETM	Escrowed to Maturity

Insurers
AGM	Assured Guaranty Municipal
AMBAC	AMBAC Indemnity Corp.
ASSD GTY	Assured Guaranty Insurance Co.
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Administration
NATL	National Public Finance Guarantee Corp.

Derivative Contracts at 12/31/11

Futures Contracts Outstanding at 12/31/2011

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Liability Derivatives
Interest Rate Futures
U.S. Treasury Note 10 yr (Short)	USD	14	$1,835,750	March - 2012	$(16,434)

At December 31, 2011, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

4

Supplemental Information

(unaudited)

(1)	Investment Valuations

Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures. The following is a summary of the levels used as of December 31, 2011 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$111,695,522	$—	$111,695,522
Mutual Funds	1,178,936	—	—	1,178,936
Total Investments	$1,178,936	$111,695,522	$—	$112,874,458

Other Financial Instruments
Futures	$(16,434)	$—	$—	$(16,434)

For further information regarding security characteristics, see the Portfolio of Investments.

5

Supplemental Information (unaudited) – continued

(2)	Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$107,466,687
Gross unrealized appreciation	$6,231,678
Gross unrealized depreciation	(823,907)
Net unrealized appreciation (depreciation)	$5,407,771

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3)	Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	122,955	16,751,426	(15,695,445)	1,178,936

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$993	$1,178,936

6

MFS® Virginia Municipal Bond Fund

QUARTERLY REPORT

December 31, 2011

PORTFOLIO OF INVESTMENTS

12/31/11 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Municipal Bonds - 99.2%
Airport Revenue - 4.0%
Chicago, IL, O’Hare International Airport Rev., Third Lien, “A”, 5.625%, 2035	$855,000	$934,049
Metropolitan Washington, DC, Airport Authority Rev., 5.375%, 2028	1,500,000	1,607,865
Metropolitan Washington, DC, Airport Authority Rev., “A”, FGIC, 5.125%, 2024	1,000,000	1,026,280
Metropolitan Washington, DC, Airport Authority Rev., “A”, FGIC, 5%, 2025	705,000	719,544
Metropolitan Washington, DC, Airport Authority Rev., “A”, AGM, 5%, 2032	1,455,000	1,483,765
Metropolitan Washington, DC, Airport Authority Rev., “A”, NATL, 5%, 2035	3,000,000	3,038,520
Norfolk, VA, Airport Authority Rev., AGM, 5%, 2023	2,000,000	2,264,600
Norfolk, VA, Airport Authority Rev., AGM, 5%, 2024	1,000,000	1,115,940
Sacramento County, CA, Airport Systems Rev., 5%, 2040	1,060,000	1,080,553
Virginia Resources Authority, Airport Rev., “B”, 5.125%, 2027	720,000	724,162

		$13,995,278
General Obligations - General Purpose - 3.7%
Chesapeake, VA, “B”, 5%, 2019	$550,000	$682,264
Chesapeake, VA, “B”, 5%, 2023	1,930,000	2,361,123
Commonwealth of Puerto Rico, “A”, 5.375%, 2033	645,000	648,677
Commonwealth of Puerto Rico, “A”, 6%, 2038	1,070,000	1,127,459
Isle Wight County, VA, “A”, 4%, 2020	1,045,000	1,215,931
Puerto Rico Public Buildings Authority Rev., Guaranteed, “M”, 6.25%, 2023	840,000	978,970
Puerto Rico Public Buildings Authority Rev., Guaranteed, “M”, 6.25%, 2031	920,000	1,070,972
Puerto Rico Public Buildings Authority Rev., Guaranteed, “Q”, 5.625%, 2039	1,565,000	1,602,889
Stafford County, VA, Industrial Development Authority Rev., “B”, NATL, 5%, 2034	3,060,000	3,107,063

		$12,795,348
General Obligations - Improvement - 2.8%
Arlington County, VA, 4.5%, 2013 (c)	$50,000	$52,148
Arlington County, VA, 4.5%, 2028	205,000	208,337
Guam Government, “A”, 6.75%, 2029	925,000	971,426
Guam Government, “A”, 5.25%, 2037	540,000	486,437
Guam Government, “A”, 7%, 2039	110,000	115,190
Loudoun County, VA, “B”, 5%, 2018	5,500,000	6,836,500
Lynchburg, VA, Public Improvement, 5%, 2023	1,000,000	1,207,340

		$9,877,378
Healthcare Revenue - Hospitals - 16.5%
Albemarle County, VA, Industrial Development Authority, Hospital Rev. (Martha Jefferson Hospital), 5.25%, 2035	$3,000,000	$3,010,320
Arlington County, VA, Industrial Development Authority, Hospital Facility Rev. (Virginia Hospital Center Arlington Health Systems), 5%, 2031	2,000,000	2,081,360
Charlotte County, VA, Industrial Development Authority Rev. (Halifax Hospital), 5%, 2037	1,000,000	1,000,420
Fairfax County, VA, Industrial Development Authority Rev. (Inova Health Systems), “A”, 5.5%, 2029	1,000,000	1,057,940
Fairfax County, VA, Industrial Development Authority Rev. (Inova Health Systems), “A”, 5.5%, 2035	1,500,000	1,640,160
Fairfax County, VA, Industrial Development Authority Rev. (Inova Health Systems), “C”, 5%, 2025	500,000	562,780
Fauquier County, VA, Industrial Development Authority, Hospital Rev., 5.25%, 2037	2,000,000	2,021,540
Fredericksburg, VA, Economic Development Authority, Hospital Facilities Rev. (Medicorp Health System), 5.25%, 2019	1,125,000	1,244,475
Fredericksburg, VA, Industrial Development Rev. (Medicorp Health Systems), “B”, 5.125%, 2033	750,000	750,293
Henrico County, VA, Economic Development Authority Rev., 5.6%, 2012 (c)	85,000	88,924
Henrico County, VA, Economic Development Authority Rev., 5.6%, 2030	1,915,000	1,935,222
Henrico County, VA, Economic Development Authority Rev. (Bon Secours Health Systems, Inc.), “B-2”, AGM, 5.25%, 2042	1,750,000	1,843,293
Henrico County, VA, Industrial Development Authority Rev. (Bon Secours Health Systems, Inc.), NATL, 6.25%, 2020	1,500,000	1,708,950
Illinois Finance Authority Rev. (Silver Cross Hospital & Medical Centers), 7%, 2044	970,000	1,020,033
Jefferson Parish, LA, Hospital Service District No. 2 (East Jefferson General Hospital), 6.25%, 2031	375,000	384,705
Jefferson Parish, LA, Hospital Service District No. 2 (East Jefferson General Hospital), 6.375%, 2041	1,110,000	1,129,336
Loudoun County, VA, Industrial Development Authority, Hospital Rev. (Loudoun Hospital Center), “A”, 6.1%, 2012 (c)	1,000,000	1,032,930

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Healthcare Revenue - Hospitals - continued
Louisville & Jefferson County, KY, Metropolitan Government Healthcare Systems Rev. (Norton Healthcare, Inc.), 5.25%, 2036	$1,635,000	$1,650,549
Michigan Hospital Finance Authority Rev. (Henry Ford Health System), 5.625%, 2029	200,000	212,570
New Hampshire Business Finance Authority Rev. (Elliot Hospital Obligated Group), “A”, 6%, 2027	635,000	657,562
Ohio Higher Educational Facility Commission Rev. (University Hospital Health System), 6.75%, 2039	1,315,000	1,397,477
Peninsula Ports Authority, VA, Health System Rev. (Riverside Health System), 5%, 2018	3,580,000	3,591,921
Prince William County, VA, Industrial Development Authority, Hospital Rev. (Potomac Hospital Corp.), 5.2%, 2026	1,000,000	1,001,940
Roanoke, VA, Economic Development Authority, Hospital Rev. (Carilion Medical Center), 5%, 2033	2,385,000	2,468,356
Roanoke, VA, Industrial Development Authority, Hospital Rev. (Bedford Memorial Hospital), “B”, ASSD GTY, 5%, 2038	3,000,000	3,135,000
Roanoke, VA, Industrial Development Authority, Hospital Rev. (Roanoke Memorial Hospital), “B”, ETM, NATL, 6.125%, 2017 (c)	3,000,000	3,493,170
Royal Oak, MI, Hospital Finance Authority Rev. (William Beaumont Hospital), 8.25%, 2039	1,805,000	2,158,293
Virginia Small Business Financing Authority, Healthcare Facility Rev. (Sentra Healthcare), 5%, 2040	4,000,000	4,159,840
Virginia Small Business Financing Authority, Hospital Rev. (Wellmont Health Project), “A”, 5.25%, 2037	2,000,000	1,958,460
Washington County, VA, Industrial Development Authority, Hospital Facilities Rev. (Mountain States Health Alliance), “C”, 7.5%, 2029	1,400,000	1,603,420
Washington Health Care Facilities Authority Rev. (Central Washington Health Services), 6.75%, 2029	220,000	231,323
Washington Health Care Facilities Authority Rev. (Central Washington Health Services), 7%, 2039	530,000	556,707
Winchester, VA, Industrial Development Authority, Hospital Rev. (Valley Health Systems), “E”, 5.75%, 2039	3,000,000	3,102,060
Wisconsin Health & Educational Facilities Authority Rev. (ProHealth Care, Inc. Obligated Group), 6.625%, 2039	1,880,000	2,073,809
Wisconsin Health & Educational Facilities Authority Rev. (Wheaton Franciscan Healthcare), 5.25%, 2031	1,280,000	1,225,536

		$57,190,674
Healthcare Revenue - Long Term Care - 1.5%
Chesterfield County, VA, Health Center Commission Residential Care Facility, 6.25%, 2038	$750,000	$695,835
Henrico County, VA, Economic Development Authority Residential Care, 6.7%, 2012 (c)	200,000	205,074
Henrico County, VA, Economic Development Authority Residential Care, 6.7%, 2027	550,000	552,607
James City County, VA, Economic Development (WindsorMeade Project), “A”, 5.5%, 2037	1,000,000	637,070
Lexington, VA, Industrial Development Authority Residential Care Facilities (Kendal at Lexington), “A”, 5.5%, 2037	1,000,000	865,130
Norfolk, VA, Redevelopment & Housing Authority Rev. (Fort Norfolk Retirement Community), “A”, 6.125%, 2035	1,240,000	1,144,706
Suffolk, VA, Industrial Development Authority, Retirement Facilities Rev. (Lake Prince Center, Inc.), 5.3%, 2031	750,000	652,350
Travis County, TX, Health Facilities Development Corp. Rev. (Westminster Manor Health), 7%, 2030	175,000	187,700
Travis County, TX, Health Facilities Development Corp. Rev. (Westminster Manor Health), 7.125%, 2040	265,000	279,591

		$5,220,063
Industrial Revenue - Environmental Services - 1.0%
Charles City County, VA, Industrial Development Authority, Solid Waste Disposal Facility Rev. (Waste Management, Inc.), 6.25%, 2027 (b)	$1,500,000	$1,518,165
Henrico County, VA, Industrial Development Authority Rev. (Browning Ferris, Inc.), 5.45%, 2014	1,750,000	1,841,525

		$3,359,690
Industrial Revenue - Other - 1.1%
Loudoun County, VA, Industrial Development Authority Rev. (Dulles Airport Marriott Hotel), 7.125%, 2015	$2,000,000	$2,004,460
Peninsula Ports Authority, VA, Coal Terminal Rev. (Dominion Terminal Associates), 6%, 2033	1,000,000	1,013,240
Virgin Islands Public Finance Authority, Refinery Facilities Rev. (Hovensa Coker Project), 5.875%, 2022	750,000	679,748

		$3,697,448
Industrial Revenue - Paper - 0.3%
Bedford County, VA, Industrial Development Authority Rev. (Nekooska Packaging Corp.), 5.6%, 2025	$1,000,000	$999,960
West Point, VA, Industrial Development Authority, Solid Waste Disposal Rev. (Chesapeake Corp.), “A”, 6.375%, 2019 (a)(d)	1,750,000	36,750

		$1,036,710
Miscellaneous Revenue - Other - 0.1%
Norfolk, VA, Airport Authority Rev. (Air Cargo), 6.25%, 2030	$495,000	$432,234
Summit County, OH, Port Authority Building Rev. (Flats East Development Recovery Zone Facility Bonds), 6.875%, 2040	80,000	82,368

		$514,602
Multi-Family Housing Revenue - 4.8%
Arlington County, VA, Industrial Development Authority Rev. (Colonial Village), FNMA, 5.15%, 2031	$2,960,000	$2,980,750
Virginia Housing Development Authority Rev., “C”, 5.625%, 2038	1,355,000	1,379,756

2

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Multi-Family Housing Revenue - continued
Virginia Housing Development Authority Rev., “D”, 4.6%, 2033	$1,000,000	$970,750
Virginia Housing Development Authority Rev., Rental Housing, “B”, 5.5%, 2030	1,450,000	1,532,911
Virginia Housing Development Authority Rev., Rental Housing, “B”, 5%, 2045	3,050,000	3,111,732
Virginia Housing Development Authority Rev., Rental Housing, “E”, 4.8%, 2039	3,000,000	3,052,650
Virginia Housing Development Authority Rev., Rental Housing, “F”, 4.8%, 2037	1,330,000	1,353,129
Virginia Housing Development Authority Rev., Rental Housing, “F”, 5%, 2045	2,125,000	2,163,038

		$16,544,716
Parking - 0.5%
Norfolk, VA, Parking Systems Rev., NATL, 5%, 2020	$1,630,000	$1,632,445

Port Revenue - 1.2%
Virginia Port Authority Facilities Rev., FGIC, 5%, 2036	$1,000,000	$1,007,120
Virginia Port Authority Facilities Rev., 5%, 2040	3,000,000	3,196,470

		$4,203,590
Sales & Excise Tax Revenue - 3.9%
Colorado Regional Transportation District, Private Activity Rev. (Denver Transportation Partners), 6%, 2041	$1,320,000	$1,354,492
Puerto Rico Infrastructure Financing Authority, Special Tax Rev., “C”, FGIC, 5.5%, 2022	1,445,000	1,613,444
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., 5.25%, 2057	2,135,000	2,200,331
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “A”, 5.5%, 2019 (c)	40,000	51,944
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “A”, 5.5%, 2028	1,430,000	1,561,088
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “A”, 5.375%, 2039	4,650,000	4,868,178
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, 0%, 2034	3,795,000	979,755
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, 0%, 2033	3,285,000	913,821

		$13,543,053
Single Family Housing - State - 5.2%
Virginia Housing Development Authority Commonwealth, 5.1%, 2035	$2,000,000	$2,016,740
Virginia Housing Development Authority Commonwealth, “A”, 5%, 2031	2,000,000	2,019,940
Virginia Housing Development Authority Commonwealth, “B”, 4.75%, 2032	2,000,000	2,002,380
Virginia Housing Development Authority Commonwealth, “C”, 4.4%, 2022	1,270,000	1,273,874
Virginia Housing Development Authority Commonwealth, “C”, 4.66%, 2027	1,285,000	1,283,612
Virginia Housing Development Authority Commonwealth, “C”, 4.625%, 2027	2,630,000	2,616,745
Virginia Housing Development Authority Commonwealth, “C”, 4.75%, 2032	1,795,000	1,795,987
Virginia Housing Development Authority Rev., Rental Housing, “F”, 5.1%, 2041	3,770,000	3,890,527
Virginia Housing Development Authority, Commonwealth Mortgage, “A-5”, 4.4%, 2015	1,000,000	1,032,500

		$17,932,305
State & Agency - Other - 2.4%
Fairfax County, VA, “A”, 5%, 2019	$4,000,000	$4,987,960
Fairfax County, VA, COP, 6.1%, 2017	3,090,000	3,202,352

		$8,190,312
State & Local Agencies - 13.0%
Caroline County, VA, Industrial Development Authority Lease Rev., AMBAC, 5.125%, 2034	$1,000,000	$1,007,610
Delaware Valley, PA, Regional Finance Authority, “C”, FRN, 1.103%, 2037	1,915,000	1,205,952
Dinwiddie County, VA, Industrial Development Authority Lease Rev., “B”, NATL, 5%, 2030	2,500,000	2,546,475
Fairfax County, VA, Economic Development Authority (Fairfax Public Improvement Project), 5%, 2030	1,000,000	1,048,590
Fairfax County, VA, Economic Development Authority Rev. (U.S. Route 28), NATL, 5%, 2029	1,000,000	1,034,600
Front Royal & Warren County, VA, Industrial Development Authority Lease Rev., School & Capital Improvement, “B”, AGM, 5%, 2035	2,875,000	2,951,331
King George County, VA, Industrial Development Authority Lease Rev., AGM, 5%, 2036	2,000,000	2,047,460
Manassas Park, VA, Economic Development Authority Lease Rev., “A”, 6%, 2035	1,000,000	1,036,410
Middlesex County, VA, Industrial Development Authority Rev., AMBAC, 5.125%, 2012 (c)	1,000,000	1,037,660
Middlesex County, VA, Industrial Development Authority Rev., AMBAC, 5.25%, 2012 (c)	2,000,000	2,076,760
Montgomery County, VA, Industrial Development Authority (Public Facilities Project), 5%, 2029	500,000	542,975

3

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
State & Local Agencies - continued
Orange County, VA, Industrial Development Authority (Orange County Project), AMBAC, 5%, 2012 (c)	$1,000,000	$1,013,420
Powhatan County, VA, 5%, 2032	2,500,000	2,778,925
Powhatan County, VA, Economic Development Authority Lease Rev., Capital Projects, AMBAC, 5.25%, 2033	1,000,000	1,036,180
Prince William County, VA, Lease Partnerships, 5%, 2021	1,500,000	1,528,980
Richmond, VA, Public Facilities (Megahertz Project), “A”, COP, AMBAC, 5%, 2022	1,600,000	1,602,640
Southwest Virginia Regional Jail Authority Rev., NATL, 5%, 2035	1,720,000	1,639,624
Stafford County, VA, Economic Development Authority Lease Rev., ASSD GTY, 5%, 2033	3,000,000	3,191,250
Virginia College Building Authority, Educational Facilities Rev., 5%, 2023	2,140,000	2,654,627
Virginia College Building Authority, Educational Facilities Rev. (21st Century College & Equipment), “A”, 5%, 2029	1,500,000	1,698,030
Virginia College Building Authority, Educational Facilities Rev. (Public Higher Education Financing), “A”, 5%, 2027	3,000,000	3,450,750
Virginia Public Building Authority, Public Facilities Rev., “B”, 5.25%, 2028	1,000,000	1,140,960
Virginia Public Building Authority, Public Facilities Rev., “B”, 5%, 2029	1,050,000	1,185,975
Virginia Public Building Authority, Public Facilities Rev., “B-3”, 4%, 2021	1,000,000	1,165,860
Virginia Public School Authority (1997 Resolution), “A”, 5%, 2019	1,175,000	1,458,821
Virginia Public School Authority (1997 Resolution), “A”, 5%, 2030	1,000,000	1,136,400
Virginia Public School Authority, Special Obligation Montgomery County, 5%, 2030	1,670,000	1,880,353

		$45,098,618
Tax - Other - 1.5%
Guam Government Ltd. Obligation Rev., “A”, 5.375%, 2024	$365,000	$381,341
Guam Government Ltd. Obligation Rev., “A”, 5.625%, 2029	120,000	124,763
Hudson Yards, NY, Infrastructure Corp. Rev., “A”, 5%, 2047	1,265,000	1,272,299
Virgin Islands Public Finance Authority Rev. (Diageo), “A”, 6.625%, 2029	830,000	913,357
Virgin Islands Public Finance Authority Rev., “A-1”, 5%, 2029	250,000	254,153
Virgin Islands Public Finance Authority Rev., “A-1”, 5%, 2039	285,000	280,771
Virgin Islands Public Finance Authority Rev., “B”, 5%, 2025	250,000	259,233
Virgin Islands Public Finance Authority Rev., Matching Fund Loan Note, “A”, 5%, 2029	1,645,000	1,675,186

		$5,161,103
Tobacco - 1.7%
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A-1”, 5.75%, 2047	$550,000	$397,562
Illinois Railsplitter Tobacco Settlement Authority, 6%, 2028	1,575,000	1,693,172
Tobacco Securitization Authority, Minnesota Tobacco Settlement Rev., “B”, 5.25%, 2031	1,105,000	1,130,249
Tobacco Settlement Financing Corp., 5.625%, 2015 (c)	1,000,000	1,155,920
Virgin Islands Tobacco Settlement Financing Corp., 5%, 2021	350,000	332,878
Virginia Tobacco Settlement Financing Corp., “B-1”, 5%, 2047	2,000,000	1,232,780

		$5,942,561
Toll Roads - 0.6%
Metropolitan Washington, DC, Airports Authority Rev. (Dulles Toll Road), “A”, 5%, 2039	$2,000,000	$2,075,200

Transportation - Special Tax - 2.7%
Commonwealth of Virginia, Transportation Board Rev., Capital Projects, 5%, 2019	$2,200,000	$2,726,042
Commonwealth of Virginia, Transportation Board Rev., Capital Projects, 5%, 2020	1,635,000	2,042,279
Virginia Port Authority, Port Fund Rev., 5%, 2032	1,200,000	1,330,272
Washington, DC, Metropolitan Area Transit Authority Gross Rev., “A”, 5.25%, 2029	1,485,000	1,652,835
Washington, DC, Metropolitan Area Transit Authority Gross Rev., “A”, 5.125%, 2032	1,365,000	1,485,625

		$9,237,053
Universities - Colleges - 6.3%
Amherst, VA, Industrial Development Authority Rev. (Educational Facilities Sweet Briar), 5%, 2026	$1,770,000	$1,794,072
Illinois Finance Authority Rev. (Roosevelt University Project), 6.5%, 2039	2,130,000	2,232,474
Massachusetts Development Finance Agency Rev. (Suffolk University), 5%, 2030	615,000	618,376
Prince William County, VA, Industrial Development Authority Rev. (George Mason University Foundation Prince William Life Sciences Lab), 5.5%, 2034	1,000,000	1,076,740
University of Virginia (University Rev.), 5%, 2025	3,760,000	4,579,868
University of Virginia (University Rev.), “B”, 5%, 2013 (c)	2,255,000	2,403,537

4

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Universities - Colleges - continued
University of Virginia (University Rev.), “B”, 5%, 2027	$435,000	$448,759
Virginia College Building Authority, Educational Facilities Rev. (Regent University), 5%, 2026	2,000,000	1,993,800
Virginia College Building Authority, Educational Facilities Rev. (Richmond University), “A”, 5%, 2021	2,115,000	2,645,379
Virginia College Building Authority, Educational Facilities Rev. (Roanoke College), 4.5%, 2037	2,180,000	2,163,606
Virginia College Building Authority, Educational Facilities Rev. (Washington & Lee University), NATL, 5.25%, 2031	1,000,000	1,219,270
Virginia Small Business Financing Authority, Educational Facilities Rev. (Roanoke College), 5.5%, 2033	500,000	534,420

		$21,710,301
Universities - Secondary Schools - 0.6%
Alexandria, VA, Industrial Development Authority, Educational Facilities Rev. (Episcopal High School), “A”, 5%, 2040	$1,900,000	$2,011,511

Utilities - Investor Owned - 1.1%
Halifax County, VA, Industrial Development Authority (Old Dominion Electric Cooperative), AMBAC, 5.625%, 2028	$3,000,000	$3,095,070
Mecklenburg County, VA, Industrial Development Authority Rev. (UAE Mecklenburg LP), 6.5%, 2017	700,000	704,599

		$3,799,669
Utilities - Municipal Owned - 3.9%
Bristol, VA, Utility Systems Rev., ETM, AGM, 5.75%, 2016 (c)	$240,000	$292,246
California Department of Water Resources, Power Supply Rev., “N”, 5%, 2020	1,300,000	1,615,614
Guam Power Authority Rev., AMBAC, 5.25%, 2015	2,020,000	2,022,505
Guam Power Authority Rev., “A”, 5.5%, 2030	785,000	795,252
Long Island, NY, Power Authority, Electric Systems Rev., “A”, 6%, 2033	470,000	535,198
Puerto Rico Electric Power Authority, Power Rev., “WW”, 5.5%, 2038	2,000,000	2,073,880
Richmond, VA, Public Utilities Rev., AGM, 5%, 2012 (c)(f)	5,000,000	5,006,650
Richmond, VA, Public Utilities Rev., AGM, 5%, 2035	1,000,000	1,042,730

		$13,384,075
Utilities - Other - 0.9%
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2019	$945,000	$959,808
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2021	555,000	559,140
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2022	290,000	291,154
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2024	215,000	214,002
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2026	1,140,000	1,127,300

		$3,151,404
Water & Sewer Utility Revenue - 17.9%
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, 6%, 2038	$1,885,000	$1,986,225
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, 6%, 2044	3,000,000	3,130,740
Fairfax County, VA, Water Authority Rev., 5%, 2012 (c)	800,000	809,160
Guam Government Waterworks Authority, Water & Wastewater System Rev., 5.625%, 2040	620,000	606,645
Hampton Roads, VA, Sanitation District Wastewater Rev., 5%, 2033	2,000,000	2,167,900
Hampton Roads, VA, Sanitation District Wastewater Rev., 5%, 2038	3,750,000	4,027,800
James City, VA, Water & Sewer Rev., 5%, 2040	1,290,000	1,377,694
Norfolk, VA, Water Rev., 4.75%, 2038	4,000,000	4,223,840
Norfolk, VA, Water Rev., 4%, 2039	4,400,000	4,432,384
Spotsylvania County, VA, Water & Sewer Rev., AGM, 5%, 2035	1,000,000	1,025,910
Upper Occoquan, VA, Sewage Authority Regional Sewage Rev., 5%, 2041	2,000,000	2,124,000
Virginia Resources Authority Rev., 5%, 2013 (c)(u)	55,000	59,694
Virginia Resources Authority Rev., 5%, 2013 (c)(u)	60,000	65,120
Virginia Resources Authority Rev., 5%, 2013 (c)(u)	375,000	407,003
Virginia Resources Authority Rev., 5%, 2033 (u)	4,645,000	4,826,805
Virginia Resources Authority Sewer Systems Rev. (Hopewell Regional Wastewater), 5.75%, 2021	1,245,000	1,247,428
Virginia Resources Authority, Clean Water Rev., 4.75%, 2027	3,000,000	3,261,570
Virginia Resources Authority, Clean Water Rev., 5%, 2031	1,000,000	1,143,100
Virginia Resources Authority, Infrastructure Rev., 5%, 2013 (c)	220,000	238,775
Virginia Resources Authority, Infrastructure Rev., 5%, 2013 (c)	220,000	238,775
Virginia Resources Authority, Infrastructure Rev., 5%, 2023	2,760,000	2,947,928

5

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Water & Sewer Utility Revenue - continued
Virginia Resources Authority, Infrastructure Rev. (Virginia Pooled Funding Program), “B”, 5.25%, 2033	$3,000,000	$3,337,170
Virginia Resources Authority, Infrastructure Rev. (Virginia Pooled Funding Program), “B”, 5%, 2040	1,400,000	1,521,576
Virginia Resources Authority, Infrastructure Rev., “A”, 5%, 2025	1,595,000	1,917,222
Virginia Resources Authority, Infrastructure Rev., “B”, 5%, 2038	2,600,000	2,841,332
Virginia Resources Authority, Infrastructure Rev., Pooled Financing Program, “B”, 5%, 2025 (u)	1,245,000	1,494,125
Virginia Resources Authority, Infrastructure Rev., Pooled Financing Program, “B”, 5%, 2027 (u)	5,755,000	6,781,289
Virginia Resources Authority, Infrastructure Rev., Pooled Financing Program, “B”, 5%, 2028 (u)	3,000,000	3,507,060

		$61,748,270
Total Municipal Bonds		$343,053,377

Money Market Funds - 1.1%
MFS Institutional Money Market Portfolio, 0.05%, at Net Asset Value (v)	3,677,389	$3,677,389
Total Investments		$346,730,766

Other Assets, Less Liabilities - (0.3)%		(1,008,218)
Net Assets - 100.0%		$345,722,548

(a)	Non-income producing security.
(b)	Mandatory tender date is earlier than stated maturity date.
(c)	Refunded bond.
(d)	In default. Interest and/or scheduled principal payment(s) have been missed.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(u)	Underlying security deposited into special purpose trust (“the trust”) by investment banker upon creation of self-deposited inverse floaters.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

COP	Certificate of Participation
ETM	Escrowed to Maturity
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.

Insurers
AGM	Assured Guaranty Municipal
AMBAC	AMBAC Indemnity Corp.
ASSD GTY	Assured Guaranty Insurance Co.
FGIC	Financial Guaranty Insurance Co.
FNMA	Federal National Mortgage Assn.
NATL	National Public Finance Guarantee Corp.

Derivative Contracts at 12/31/11

Futures Contracts Outstanding at 12/31/11

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Liability Derivatives
Interest Rate Futures
U.S. Treasury Bond 30 yr (Short)	USD	24	$3,475,500	March - 2012	$(47,149)
U.S. Treasury Note 10 yr (Short)	USD	18	2,360,250	March - 2012	(21,130)

					$(68,279)

At December 31, 2011, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

6

Supplemental Information

(unaudited)

(1)	Investment Valuations

Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures. The following is a summary of the levels used as of December 31, 2011 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$343,053,377	$—	$343,053,377
Mutual Funds	3,677,389	—	—	3,677,389
Total Investments	$3,677,389	$343,053,377	$—	$346,730,766

Other Financial Instruments
Futures	$(68,279)	$—	$—	$(68,279)

For further information regarding security characteristics, see the Portfolio of Investments.

7

Supplemental Information (unaudited) – continued

(2)	Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$327,733,230
Gross unrealized appreciation	$16,880,664
Gross unrealized depreciation	(2,886,494)
Net unrealized appreciation (depreciation)	$13,994,170

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3)	Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	10,158,215	67,422,839	(73,903,665)	3,677,389

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$3,988	$3,677,389

8

MFS® West Virginia

Municipal Bond Fund

QUARTERLY REPORT

December 31, 2011

PORTFOLIO OF INVESTMENTS

12/31/11 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Municipal Bonds - 95.9%
General Obligations - General Purpose - 10.2%
Commonwealth of Puerto Rico, “A”, NATL, 5.5%, 2020	$1,250,000	$1,394,307
Commonwealth of Puerto Rico, Public Improvement, 5.25%, 2023	1,500,000	1,522,500
Commonwealth of Puerto Rico, Public Improvement, “A”, CIFG, 5%, 2034	780,000	782,348
Puerto Rico Public Buildings Authority Rev. (State Office Building), “F”, SYNCORA, 5.25%, 2025	2,000,000	2,113,060
Puerto Rico Public Buildings Authority Rev., Guaranteed, “M”, 6.25%, 2023	660,000	769,190
Puerto Rico Public Buildings Authority Rev., Guaranteed, “M”, 6.25%, 2031	725,000	843,973
Puerto Rico Public Buildings Authority Rev., Guaranteed, “Q”, 5.625%, 2039	740,000	757,915
State of West Virginia, NATL, 5%, 2015	1,500,000	1,705,260
State of West Virginia, 4%, 2022	2,000,000	2,273,220
State of West Virginia, 4%, 2023	2,000,000	2,240,620

		$14,402,393
General Obligations - Improvement - 0.2%
Guam Government, “A”, 6.75%, 2029	$35,000	$36,757
Guam Government, “A”, 5.25%, 2037	250,000	225,203
Guam Government, “A”, 7%, 2039	45,000	47,123

		$309,083
General Obligations - Schools - 6.5%
Hancock County, WV, Board of Education, 5%, 2019	$1,130,000	$1,393,561
Monongalia County, WV, Board of Education, NATL, 5%, 2027	2,350,000	2,458,124
Pleasants County, WV, Board of Education, 4%, 2020	1,200,000	1,367,328
Putnam County, WV, Board of Education, 4%, 2020	2,500,000	2,906,500
Putnam County, WV, Board of Education, 4%, 2025	1,000,000	1,097,070

		$9,222,583
Healthcare Revenue - Hospitals - 11.1%
Escambia County, FL, Health Facilities Authority (Baptist Hospital, Inc.), “A”, 6%, 2036	$725,000	$739,587
Illinois Finance Authority Rev. (Edward Hospital), “A”, AMBAC, 5.5%, 2040	945,000	969,447
Illinois Finance Authority Rev. (Provena Health), “A”, 6%, 2028	450,000	464,522
Illinois Finance Authority Rev. (Silver Cross Hospital & Medical Centers), 7%, 2044	420,000	441,664
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Owensboro Medical Health System), “A”, 6.375%, 2040	410,000	431,886
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Owensboro Medical Health System), “A”, 6.5%, 2045	290,000	306,893
Louisville & Jefferson County, KY, Metropolitan Government Healthcare Systems Rev. (Norton Healthcare, Inc.), 5.25%, 2036	725,000	731,895
Michigan Hospital Finance Authority Rev. (Henry Ford Health System), 5.625%, 2029	85,000	90,342
Michigan Hospital Finance Authority Rev. (Henry Ford Health System), 5.75%, 2039	855,000	884,412
Monongalia County, WV, Building Commission Hospital Rev. (Monongalia General Hospital), 6.5%, 2041	1,000,000	1,066,300
Weirton, WV, Municipal Hospital Building, Commission Rev. (Weirton Hospital Medical Center), 6.375%, 2031	595,000	568,213
West Virginia Hospital Finance Authority, Hospital Rev. (Camden Clark Memorial Hospital), ASSD GTY, 5.875%, 2034	1,000,000	1,082,200
West Virginia Hospital Finance Authority, Hospital Rev. (Charleston Area Medical Center), “A”, ETM, 6.5%, 2023 (c)	2,000,000	2,738,100
West Virginia Hospital Finance Authority, Hospital Rev. (Health Systems Obligations), 5.75%, 2039	1,000,000	1,024,760
West Virginia Hospital Finance Authority, Hospital Rev. (Thomas Health System), 6.5%, 2038	500,000	473,345
West Virginia Hospital Finance Authority, Hospital Rev. (United Hospital Center, Inc.), “A”, AMBAC, 5%, 2022	2,500,000	2,617,450
West Virginia Hospital Finance Authority, Hospital Rev. (West Virginia United Health Systems), “E”, 5.625%, 2035	1,000,000	1,054,560

		$15,685,576
Industrial Revenue - Other - 0.2%
Virgin Islands Public Finance Authority, Refinery Facilities Rev. (Hovensa Coker Project), 5.875%, 2022	$350,000	$317,216

Miscellaneous Revenue - Other - 8.5%
Citizens Property Insurance Corp., FL, “A-1”, 5%, 2019	$65,000	$72,116
Citizens Property Insurance Corp., FL, “A-1”, 5%, 2020	605,000	668,253
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (Air Cargo), 6.65%, 2025	540,000	497,691

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Miscellaneous Revenue - Other - continued
West Virginia Building Commission, Lease Rev. (WV Regional Jail), “A”, AMBAC, 5.375%, 2018	$8,040,000	$8,718,898
West Virginia, Higher Education Policy Commission Rev. (Community & Technology-Capital Improvement), “A”, 5%, 2039	2,000,000	2,105,820

		$12,062,778
Sales & Excise Tax Revenue - 4.1%
Guam Government Business Privilege Tax Rev., “A”, 5.25%, 2036	$335,000	$356,145
Massachusetts Bay Transportation Authority Sales Tax Rev., “A”, 5%, 2031	1,000,000	1,199,570
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., 5.25%, 2057 (f)	1,015,000	1,046,059
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “A”, 5.5%, 2028	635,000	693,210
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “C”, 6%, 2039	585,000	645,068
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “C”, 5%, 2040	615,000	643,062
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “C”, 5.25%, 2040	555,000	597,352
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “C”, 5.25%, 2041	585,000	603,714

		$5,784,180
Single Family Housing - State - 0.5%
West Virginia Housing Development Fund Rev., “A”, 4.625%, 2032	$340,000	$341,510
West Virginia Housing Development Fund Rev., “C”, 4.75%, 2040	305,000	308,971

		$650,481
State & Local Agencies - 10.5%
FYI Properties Lease Rev. (Washington State Project), 5.5%, 2034	$545,000	$588,589
Virginia Public School Authority, Special Obligation Montgomery County, 5%, 2030	680,000	765,653
West Virginia Building Commission, Lease Rev. “B”, AMBAC, 5.375%, 2018	2,500,000	2,600,275
West Virginia Economic Development Authority, (Correctional Juvenile Safety), “A”, NATL, 5%, 2029	1,530,000	1,599,737
West Virginia Economic Development Authority, Auto Lease Rev., 5.2%, 2033	1,000,000	1,032,730
West Virginia Economic Development Authority, Department of Environmental Protection, 5.5%, 2022	2,000,000	2,095,920
West Virginia Economic Development Authority, Lease Rev. (Correctional Juvenile & Public), “A”, NATL, 5%, 2012 (c)	1,330,000	1,368,982
West Virginia Economic Development Authority, Lease Rev. (Correctional Juvenile & Public), “A”, NATL, 5%, 2026	770,000	787,602
West Virginia Economic Development Authority, Lease Rev. (Correctional Juvenile), 5%, 2022	1,000,000	1,198,160
West Virginia Economic Development Authority, Lease Rev. (State Office Building), “B”, NATL, 5.25%, 2025	645,000	677,282
West Virginia Economic Development Authority, Lease Rev. (State Office Building), “B”, NATL, 5.25%, 2030	1,355,000	1,410,230
West Virginia Hospital Finance Authority, Hospital Rev. (Veterans Nursing Home), 5.5%, 2034	795,000	754,018

		$14,879,178
Tax - Other - 7.9%
Guam Government Ltd. Obligation Rev., “A”, 5.375%, 2024	$160,000	$167,163
Guam Government Ltd. Obligation Rev., “A”, 5.625%, 2029	55,000	57,183
Marshall University, WV, University Rev., 5%, 2041	1,000,000	1,057,960
Virgin Islands Public Finance Authority Rev. (Diageo), “A”, 6.625%, 2029	360,000	396,155
Virgin Islands Public Finance Authority Rev., “A-1”, 5%, 2029	110,000	111,827
Virgin Islands Public Finance Authority Rev., “A-1”, 5%, 2039	120,000	118,219
Virgin Islands Public Finance Authority Rev., “B”, 5%, 2025	110,000	114,062
Virgin Islands Public Finance Authority Rev., Matching Fund Loan Note, “A”, 5%, 2029	390,000	397,157
West Virginia Economic Development Authority, Lottery Rev., “A”, 5%, 2040	2,000,000	2,108,360
West Virginia Housing Development Fund, “A”, 3.8%, 2024	1,200,000	1,220,688
West Virginia School Building Authority Rev., “A”, FGIC, 5%, 2020	2,000,000	2,318,320
West Virginia School Building Authority, Excess Lottery Rev., 5%, 2026	1,000,000	1,111,520
West Virginia School Building Authority, Excess Lottery Rev., 5%, 2028	750,000	828,998
West Virginia School Building Authority, Excess Lottery Rev., “B”, 5%, 2030	1,000,000	1,119,470

		$11,127,082
Tax Assessment - 0.6%
Morgantown, WV, Tax Increment Rev., Parking Garage Project, “A”, 5%, 2033	$500,000	$481,220
Ohio County, WV, Commission Tax Increment Rev. (Fort Henry Centre), “A”, 5.85%, 2034	300,000	303,855

		$785,075

2

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Tobacco - 0.9%
Buckeye, OH, Tobacco Settlement Financing Authority, “A-2”, 5.125%, 2024	$185,000	$140,376
Illinois Railsplitter Tobacco Settlement Authority, 6%, 2028	620,000	666,519
New Jersey Tobacco Settlement Financing Corp., “1-A”, 5%, 2041	650,000	467,012

		$1,273,907
Transportation - Special Tax - 0.7%
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “AA-1”, AGM, 4.95%, 2012 (c)	$390,000	$398,990
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “AA-1”, AGM, 4.95%, 2026	560,000	587,686

		$986,676
Universities - Colleges - 16.6%
Fairmont State College, WV, College Rev., “A”, FGIC, 5.375%, 2027	$1,500,000	$1,524,825
Fairmont State College, WV, College Rev., “A”, FGIC, 5%, 2032	1,210,000	1,231,804
Fairmont State College, WV, College Rev., “B”, FGIC, 5%, 2032	2,250,000	2,283,143
Marshall University, WV, University Rev., 5%, 2030	2,000,000	2,166,780
Massachusetts State College, Building Authority Project Rev., “A”, 5%, 2036	405,000	440,741
Puerto Rico Industrial Tourist Education (University Plaza), NATL, 5%, 2021	1,270,000	1,278,966
Shepherd University Board of Governors, WV Rev. (Residence Facilities Projects), NATL, 5%, 2035	1,675,000	1,722,403
West Virginia Department of Higher Education (Student Union James C. Wilson College), 5.125%, 2022	1,500,000	1,524,930
West Virginia Department of Higher Education, “B”, FGIC, 5%, 2029	2,000,000	2,089,440
West Virginia School Building Authority Rev., “A”, NATL, 5%, 2021	1,250,000	1,438,400
West Virginia University, University Systems Rev., “A”, NATL, 5.5%, 2020	1,700,000	2,101,795
West Virginia University, University Systems Rev., “A”, NATL, 5.25%, 2028	2,000,000	2,367,660
West Virginia, Higher Education Facilities Rev., “B”, FGIC, 5%, 2034	3,230,000	3,348,121

		$23,519,008
Utilities - Investor Owned - 2.9%
Michigan Strategic Fund Ltd. Obligation Rev. (Detroit Edison Co.), 5.625%, 2020	$470,000	$554,520
Michigan Strategic Fund Ltd. Obligation Rev. (Detroit Edison Co.), 5.5%, 2029 (b)	340,000	394,811
Pleasants County, WV, Pollution Control Rev. (Allegheny Community), “F”, 5.25%, 2037	300,000	302,802
West Virginia Economic Development Authority, Solid Waste Disposal Facilities Rev., AMBAC, 4.9%, 2037	3,000,000	2,809,560

		$4,061,693
Utilities - Municipal Owned - 1.0%
Guam Power Authority Rev., “A”, 5.5%, 2030	$325,000	$329,245
Puerto Rico Electric Power Authority, Power Rev., “XX”, 5.25%, 2040	1,085,000	1,111,105

		$1,440,350
Utilities - Other - 1.3%
California M-S-R Energy Authority Gas Rev., “A”, 6.5%, 2039	$615,000	$700,122
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2019	480,000	487,522
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2021	245,000	246,828
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2022	125,000	125,498
Tennessee Energy Acquisition Corp., Gas Rev., “C”, 5%, 2021	290,000	287,489

		$1,847,459
Water & Sewer Utility Revenue - 12.2%
Berkeley County, WV, Public Service Sewer District, “A”, 5%, 2047	$1,000,000	$999,930
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, 6%, 2044	2,005,000	2,092,378
Fairmont, WV, Waterworks Rev., AMBAC, 5.25%, 2022	200,000	211,574
Guam Government Waterworks Authority, Water & Wastewater System Rev., 5.625%, 2040	515,000	503,907
West Virginia Water Development Authority Loan Program, “A”, AGM, 5%, 2044	2,000,000	2,073,720
West Virginia Water Development Authority Loan Program, “B”, AMBAC, 5.125%, 2024	2,140,000	2,307,797
West Virginia Water Development Authority Rev., AMBAC, 6.25%, 2020	1,000,000	1,007,090
West Virginia Water Development Authority Rev., AMBAC, 5.25%, 2023	1,000,000	1,041,800
West Virginia Water Development Authority Rev., AMBAC, 5%, 2026	2,850,000	2,948,354
West Virginia Water Development Authority, Infrastructure Rev., “A”, AMBAC, 5%, 2033	1,950,000	2,001,851
West Virginia Water Development Authority, Infrastructure Rev., “A”, AGM, 4.75%, 2045	2,000,000	2,043,260

		$17,231,661
Total Municipal Bonds		$135,586,379

3

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Money Market Funds - 2.9%
MFS Institutional Money Market Portfolio, 0.05%, at Net Asset Value (v)	4,113,251	$4,113,251
Total Investments		$139,699,630

Other Assets, Less Liabilities - 1.2%		1,686,124
Net Assets - 100.0%		$141,385,754

(b)	Mandatory tender date is earlier than stated maturity date.
(c)	Refunded bond.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ETM	Escrowed to Maturity

Insurers
AGM	Assured Guaranty Municipal
AMBAC	AMBAC Indemnity Corp.
ASSD GTY	Assured Guaranty Insurance Co.
CIFG	CDC IXIS Financial Guaranty
FGIC	Financial Guaranty Insurance Co.
NATL	National Public Finance Guarantee Corp.
SYNCORA	Syncora Guarantee Inc.

Derivative Contracts at 12/31/11

Futures Contracts Outstanding at 12/31/11

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Liability Derivatives
Interest Rate Futures
U.S. Treasury Note 10 yr (Short)	USD	14	$1,835,750	March - 2012	$(16,434)

At December 31, 2011, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

4

Supplemental Information

(unaudited)

(1)	Investment Valuations

Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures. The following is a summary of the levels used as of December 31, 2011 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$135,586,379	$—	$135,586,379
Mutual Funds	4,113,251	—	—	4,113,251
Total Investments	$4,113,251	$135,586,379	$—	$139,699,630

Other Financial Instruments
Futures	$(16,434)	$—	$—	$(16,434)

For further information regarding security characteristics, see the Portfolio of Investments.

5

Supplemental Information (unaudited) – continued

(2)	Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$133,473,064
Gross unrealized appreciation	$6,682,886
Gross unrealized depreciation	(456,320)
Net unrealized appreciation (depreciation)	$6,226,566

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3)	Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	1,961,779	22,311,571	(20,160,099)	4,113,251

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$2,453	$4,113,251

6

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS MUNICIPAL SERIES TRUST

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, President

Date: February 15, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, President (Principal Executive Officer)

Date: February 15, 2012

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, Treasurer (Principal Financial Officer and Accounting Officer)

Date: February 15, 2012

*	Print name and title of each signing officer under his or her signature.